March 31, 2021 :: ProFund VP Asia 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.5%)
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	8,336	$1,890,021
Baidu, Inc.*ADR (Interactive Media & Services)	6,762	1,471,073
Beigene, Ltd.*ADR (Biotechnology)	6,620	2,304,290
BHP Billiton PLCADR (Metals & Mining)	34,201	1,978,870
BHP Billiton, Ltd.ADR(a) (Metals & Mining)	27,754	1,925,850
Bilibili, Inc.*ADR (Entertainment)	8,580	918,576
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	16,825	1,270,287
Futu Holdings, Ltd.*ADR(a) (Capital Markets)	23,837	3,785,792
GDS Holdings, Ltd.*ADR (IT Services)	11,082	898,640
GSX Techedu, Inc.*ADR(a) (Diversified Consumer Services)	10,772	364,955
HDFC Bank, Ltd.*ADR (Banks)	23,826	1,851,042
Huazhu Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	12,510	686,799
HUYA, Inc.*ADR(a) (Entertainment)	36,798	716,825
ICICI Bank, Ltd.*ADR (Banks)	82,870	1,328,406
Infosys Technologies, Ltd.ADR (IT Services)	79,804	1,493,931
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	8,331	702,553
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	14,240	593,666
JOYY, Inc.ADR (Interactive Media & Services)	9,120	854,818
Kingsoft Cloud Holdings, Ltd.*ADR (IT Services)	22,389	880,335
Momo, Inc.ADR (Interactive Media & Services)	52,207	769,531
NetEase, Inc.ADR (Entertainment)	7,551	779,716
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	32,256	451,584
NIO, Inc.*ADR (Automobiles)	15,725	612,961
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	4,325	579,031
Sea, Ltd.*ADR (Entertainment)	8,024	1,791,198
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	17,058	2,017,620
TAL Education Group*ADR (Diversified Consumer Services)	7,940	427,569
Tencent Music Entertainment Group*ADR (Entertainment)	37,505	768,477
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	16,983	673,036
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	58,920	1,717,518
TOTAL COMMON STOCKS (Cost $18,966,339)		36,504,970

	Principal Amount	Value
Repurchase Agreements(b) (0.1%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $40,000	$40,000	$40,000
TOTAL REPURCHASE AGREEMENTS (Cost $40,000)		40,000

	Shares	Value
Collateral for Securities Loaned (7.5%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.08%(c)	2,733,777	$2,733,777
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,733,777)		2,733,777

TOTAL INVESTMENT SECURITIES (Cost $21,740,116) - 107.1%		39,278,747
Net other assets (liabilities) - (7.1)%		(2,610,769)

NET ASSETS - 100.0%		$36,667,978

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $2,659,198.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2021.
ADR	American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of March 31, 2021:

	Value	% of Net Assets
Air Freight & Logistics	$1,717,518	4.7%
Automobiles	612,961	1.7%
Banks	3,179,448	8.6%
Biotechnology	2,304,290	6.3%
Capital Markets	3,785,792	10.3%
Diversified Consumer Services	1,244,108	3.4%
Entertainment	4,974,792	13.6%
Hotels, Restaurants & Leisure	686,799	1.9%
Interactive Media & Services	3,095,422	8.4%
Internet & Direct Marketing Retail	3,844,641	10.4%
IT Services	3,272,906	9.0%
Metals & Mining	3,904,720	10.6%
Semiconductors & Semiconductor Equipment	3,881,573	10.6%
Other**	163,008	0.5%
Total	$36,667,978	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of March 31, 2021:

	Value	% of Net Assets
Australia	$3,904,720	10.6%
China	24,118,053	65.8%
India	4,673,379	12.7%
Singapore	1,791,198	4.9%
Taiwan	2,017,620	5.5%
Other**	163,008	0.5%
Total	$36,667,978	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2021 :: ProFund VP Banks ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (74.1%)
Bank of America Corp. (Banks)	27,704	$1,071,868
Bank OZK (Banks)	441	18,015
BOK Financial Corp. (Banks)	111	9,915
Citigroup, Inc. (Banks)	7,611	553,700
Citizens Financial Group, Inc. (Banks)	1,550	68,433
Comerica, Inc. (Banks)	507	36,372
Commerce Bancshares, Inc. (Banks)	384	29,418
Cullen/Frost Bankers, Inc. (Banks)	205	22,296
East West Bancorp, Inc. (Banks)	516	38,081
F.N.B. Corp. (Banks)	1,176	14,935
Fifth Third Bancorp (Banks)	2,595	97,183
First Citizens BancShares, Inc. - Class A (Banks)	26	21,730
First Financial Bankshares, Inc. (Banks)	519	24,253
First Horizon Corp. (Banks)	2,029	34,303
First Republic Bank (Banks)	642	107,054
Glacier Bancorp, Inc. (Banks)	348	19,864
Home BancShares, Inc. (Banks)	555	15,013
Huntington Bancshares, Inc. (Banks)	3,709	58,305
JPMorgan Chase & Co. (Banks)	11,127	1,693,864
KeyCorp (Banks)	3,534	70,609
M&T Bank Corp. (Banks)	470	71,257
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,701	21,466
People’s United Financial, Inc. (Banks)	1,553	27,799
Pinnacle Financial Partners, Inc. (Banks)	276	24,470
Popular, Inc. (Banks)	307	21,588
Prosperity Bancshares, Inc. (Banks)	339	25,388
Regions Financial Corp. (Banks)	3,505	72,413
Signature Bank (Banks)	208	47,029
SVB Financial Group* (Banks)	197	97,251
Synovus Financial Corp. (Banks)	542	24,797
TCF Financial Corp. (Banks)	556	25,832
TFS Financial Corp. (Thrifts & Mortgage Finance)	175	3,565
The PNC Financial Services Group, Inc. (Banks)	1,546	271,184
Truist Financial Corp. (Banks)	4,913	286,526
U.S. Bancorp (Banks)	4,982	275,554
UMB Financial Corp. (Banks)	159	14,680
Umpqua Holdings Corp. (Banks)	806	14,145
United Bankshares, Inc. (Banks)	471	18,171
Valley National Bancorp (Banks)	1,480	20,335
Webster Financial Corp. (Banks)	329	18,131
Wells Fargo & Co. (Banks)	15,076	589,019
Western Alliance Bancorp (Banks)	378	35,698
Wintrust Financial Corp. (Banks)	208	15,766
Zions Bancorp (Banks)	598	32,866
TOTAL COMMON STOCKS (Cost $2,220,450)		6,060,141

	Principal Amount	Value
Repurchase Agreements(a) (1.0%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $84,000	$84,000	$84,000
TOTAL REPURCHASE AGREEMENTS (Cost $84,000)		84,000

TOTAL INVESTMENT SECURITIES (Cost $2,304,450) - 75.1%		6,144,141
Net other assets (liabilities) - 24.9%		2,042,210

NET ASSETS - 100.0%		$8,186,351

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	4/23/21	0.59%	$2,109,703	$3,316

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Banks invested in the following industries as of March 31, 2021:

	Value	% of Net Assets
Banks	$6,035,110	73.8%
Thrifts & Mortgage Finance	25,031	0.3%
Other**	2,126,210	25.9%
Total	$8,186,351	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2021 :: ProFund VP Basic Materials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (93.4%)
Air Products & Chemicals, Inc. (Chemicals)	4,273	$1,202,166
Albemarle Corp. (Chemicals)	2,253	329,186
Alcoa Corp.* (Metals & Mining)	3,599	116,932
Ashland Global Holdings, Inc. (Chemicals)	1,054	93,564
Axalta Coating Systems, Ltd.* (Chemicals)	4,024	119,030
Celanese Corp. - Series A (Chemicals)	2,204	330,181
CF Industries Holdings, Inc. (Chemicals)	4,134	187,601
Commercial Metals Co. (Metals & Mining)	2,321	71,580
Corteva, Inc. (Chemicals)	14,376	670,209
Dow, Inc. (Chemicals)	14,391	920,161
DuPont de Nemours, Inc. (Chemicals)	10,275	794,052
Eastman Chemical Co. (Chemicals)	2,623	288,845
Ecolab, Inc. (Chemicals)	4,802	1,027,964
Element Solutions, Inc. (Chemicals)	4,203	76,873
FMC Corp. (Chemicals)	2,498	276,304
Freeport-McMoRan, Inc.* (Metals & Mining)	28,168	927,572
Huntsman Corp. (Chemicals)	3,844	110,823
Ingevity Corp.* (Chemicals)	782	59,064
International Flavors & Fragrances, Inc. (Chemicals)	4,803	670,547
Linde PLC (Chemicals)	10,096	2,828,293
LyondellBasell Industries N.V. - Class A (Chemicals)	4,967	516,816
NewMarket Corp. (Chemicals)	140	53,222
Newmont Corp. (Metals & Mining)	15,455	931,472
Nucor Corp. (Metals & Mining)	5,755	461,954
PPG Industries, Inc. (Chemicals)	4,575	687,440
Reliance Steel & Aluminum Co. (Metals & Mining)	1,228	187,012
Royal Gold, Inc. (Metals & Mining)	1,268	136,462
RPM International, Inc. (Chemicals)	2,513	230,819
Steel Dynamics, Inc. (Metals & Mining)	3,871	196,492
The Chemours Co. (Chemicals)	3,193	89,117
The Mosaic Co. (Chemicals)	6,667	210,744
The Scotts Miracle-Gro Co. - Class A (Chemicals)	785	192,301
Valvoline, Inc. (Chemicals)	3,506	91,401
W.R. Grace & Co. (Chemicals)	1,202	71,952
Westlake Chemical Corp. (Chemicals)	666	59,134
TOTAL COMMON STOCKS (Cost $6,447,161)		15,217,285

	Principal Amount	Value
Repurchase Agreements(a) (NM)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $5,000	$5,000	$5,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,000)		5,000

TOTAL INVESTMENT SECURITIES (Cost $6,452,161) - 93.4%		15,222,285
Net other assets (liabilities) - 6.6%		1,072,438

NET ASSETS - 100.0%		$16,294,723

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
NM	Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	4/23/21	0.59%	$1,077,640	$9,391

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Basic Materials invested in the following industries as of March 31, 2021:

	Value	% of Net Assets
Chemicals	$12,187,809	74.8%
Metals & Mining	3,029,476	18.6%
Other**	1,077,438	6.6%
Total	$16,294,723	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2021 :: ProFund VP Bear ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (96.0%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $1,891,000	$1,891,000	$1,891,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,891,000)		1,891,000

TOTAL INVESTMENT SECURITIES (Cost $1,891,000) - 96.0%		1,891,000
Net other assets (liabilities) - 4.0%		79,451

NET ASSETS - 100.0%		$1,970,451

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2021, the aggregate amount held in a segregated account was $383,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	1	6/21/21	$(198,370)	$(5,194)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	4/27/21	(0.44)%	$(1,021,145)	$(625)
S&P 500	UBS AG	4/27/21	(0.24)%	(746,903)	(975)
				$(1,768,048)	$(1,600)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2021 :: ProFund VP Biotechnology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.3%)
10X Genomics, Inc.* - Class A (Life Sciences Tools & Services)	4,229	$765,449
AbbVie, Inc. (Biotechnology)	102,095	11,048,720
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	6,755	174,279
Acceleron Pharma, Inc.* (Biotechnology)	3,046	413,068
Agilent Technologies, Inc. (Life Sciences Tools & Services)	17,616	2,239,699
Agios Pharmaceuticals, Inc.* (Biotechnology)	3,340	172,478
Alexion Pharmaceuticals, Inc.* (Biotechnology)	12,710	1,943,486
Alkermes PLC* (Biotechnology)	9,206	171,968
Allogene Therapeutics, Inc.* (Biotechnology)	3,822	134,917
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	6,765	955,150
Amgen, Inc. (Biotechnology)	33,392	8,308,263
Avantor, Inc.* (Life Sciences Tools & Services)	29,885	864,573
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	484	24,311
Biogen, Inc.* (Biotechnology)	8,805	2,463,199
BioMarin Pharmaceutical, Inc.* (Biotechnology)	10,512	793,761
Bio-Techne Corp. (Life Sciences Tools & Services)	2,243	856,669
Bluebird Bio, Inc.* (Biotechnology)	3,882	117,042
Blueprint Medicines Corp.* (Biotechnology)	3,350	325,721
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	2,878	834,131
Emergent BioSolutions, Inc.* (Biotechnology)	2,619	243,331
Exact Sciences Corp.* (Biotechnology)	9,776	1,288,281
Exelixis, Inc.* (Biotechnology)	18,038	407,478
FibroGen, Inc.* (Biotechnology)	4,841	168,031
Gilead Sciences, Inc. (Biotechnology)	72,650	4,695,370
Illumina, Inc.* (Life Sciences Tools & Services)	8,435	3,239,547
Incyte Corp.* (Biotechnology)	10,804	878,041
Ionis Pharmaceuticals, Inc.* (Biotechnology)	8,138	365,884
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	11,059	2,135,935
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	1,354	1,564,804
Moderna, Inc.* (Biotechnology)	17,565	2,300,137
Nektar Therapeutics* (Pharmaceuticals)	10,534	210,680
Neurocrine Biosciences, Inc.* (Biotechnology)	5,431	528,165
Novavax, Inc.* (Biotechnology)	3,929	712,367
PPD, Inc.* (Life Sciences Tools & Services)	6,279	237,597
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	3,731	572,074
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	6,087	2,880,003
Repligen Corp.* (Biotechnology)	2,944	572,343
Sarepta Therapeutics, Inc.* (Biotechnology)	4,592	342,242
Seagen, Inc.* (Biotechnology)	7,332	1,018,122
Syneos Health, Inc.* (Life Sciences Tools & Services)	4,779	362,487
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	3,638	414,223
United Therapeutics Corp.* (Biotechnology)	2,575	430,720
Vertex Pharmaceuticals, Inc.* (Biotechnology)	15,030	3,229,797
Vir Biotechnology, Inc.* (Biotechnology)	3,770	193,288
TOTAL COMMON STOCKS (Cost $22,642,353)		61,597,831

	Principal Amount	Value
Repurchase Agreements(a) (0.5%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $320,000	$320,000	$320,000
TOTAL REPURCHASE AGREEMENTS (Cost $320,000)		320,000

TOTAL INVESTMENT SECURITIES (Cost $22,962,353) - 99.8%		61,917,831
Net other assets (liabilities) - 0.2%		137,361

NET ASSETS - 100.0%		$62,055,192

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	4/23/21	0.59%	$713,527	$5,058

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Biotechnology invested in the following industries as of March 31, 2021:

	Value	% of Net Assets
Biotechnology	$47,689,875	76.9%
Life Sciences Tools & Services	13,697,276	22.1%
Pharmaceuticals	210,680	0.3%
Other**	457,361	0.7%
Total	$62,055,192	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2021 :: ProFund VP Bull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (69.6%)
3M Co. (Industrial Conglomerates)	757	$145,859
A.O. Smith Corp. (Building Products)	177	11,967
Abbott Laboratories (Health Care Equipment & Supplies)	2,315	277,429
AbbVie, Inc. (Biotechnology)	2,307	249,664
ABIOMED, Inc.* (Health Care Equipment & Supplies)	59	18,805
Accenture PLC - Class A (IT Services)	829	229,011
Activision Blizzard, Inc. (Entertainment)	1,012	94,116
Adobe, Inc.* (Software)	626	297,582
Advance Auto Parts, Inc. (Specialty Retail)	86	15,780
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,583	124,266
Aflac, Inc. (Insurance)	837	42,838
Agilent Technologies, Inc. (Life Sciences Tools & Services)	398	50,602
Air Products & Chemicals, Inc. (Chemicals)	289	81,307
Akamai Technologies, Inc.* (IT Services)	213	21,705
Alaska Air Group, Inc.* (Airlines)	162	11,212
Albemarle Corp. (Chemicals)	152	22,209
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	166	27,274
Alexion Pharmaceuticals, Inc.* (Biotechnology)	287	43,885
Align Technology, Inc.* (Health Care Equipment & Supplies)	94	50,904
Allegion PLC (Building Products)	119	14,949
Alliant Energy Corp. (Electric Utilities)	326	17,656
Alphabet, Inc.* - Class A (Interactive Media & Services)	393	810,570
Alphabet, Inc.* - Class C (Interactive Media & Services)	377	779,874
Altria Group, Inc. (Tobacco)	2,428	124,216
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	559	1,729,591
Amcor PLC (Containers & Packaging)	2,041	23,839
Ameren Corp. (Multi-Utilities)	331	26,930
American Airlines Group, Inc.* (Airlines)	836	19,980
American Electric Power Co., Inc. (Electric Utilities)	649	54,970
American Express Co. (Consumer Finance)	853	120,648
American International Group, Inc. (Insurance)	1,130	52,217
American Tower Corp. (Equity Real Estate Investment Trusts)	581	138,894
American Water Works Co., Inc. (Water Utilities)	237	35,531
Ameriprise Financial, Inc. (Capital Markets)	153	35,565
AmerisourceBergen Corp. (Health Care Providers & Services)	193	22,788
AMETEK, Inc. (Electrical Equipment)	301	38,447
Amgen, Inc. (Biotechnology)	755	187,852
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	783	51,655
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	482	74,749
ANSYS, Inc.* (Software)	113	38,370
Anthem, Inc. (Health Care Providers & Services)	320	114,864
Aon PLC (Insurance)	295	67,882
APA Corp. (Oil, Gas & Consumable Fuels)	494	8,843
Apple, Inc. (Technology Hardware, Storage & Peripherals)	20,617	2,518,366
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,199	160,186
Aptiv PLC* (Auto Components)	353	48,679
Archer-Daniels-Midland Co. (Food Products)	730	41,610
Arista Networks, Inc.* (Communications Equipment)	72	21,736
Arthur J. Gallagher & Co. (Insurance)	253	31,567
Assurant, Inc. (Insurance)	76	10,775
AT&T, Inc. (Diversified Telecommunication Services)	9,317	282,026
Atmos Energy Corp. (Gas Utilities)	167	16,508
Autodesk, Inc.* (Software)	287	79,542
Automatic Data Processing, Inc. (IT Services)	559	105,355
AutoZone, Inc.* (Specialty Retail)	29	40,725
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	182	33,581
Avery Dennison Corp. (Containers & Packaging)	108	19,834
Baker Hughes Co. - Class A (Energy Equipment & Services)	952	20,573
Ball Corp. (Containers & Packaging)	428	36,269
Bank of America Corp. (Banks)	9,925	383,998
Baxter International, Inc. (Health Care Equipment & Supplies)	660	55,664
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	380	92,397
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	2,491	636,376
Best Buy Co., Inc. (Specialty Retail)	301	34,558
Biogen, Inc.* (Biotechnology)	199	55,670
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	28	15,993
BlackRock, Inc. - Class A (Capital Markets)	185	139,483
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	54	125,811
BorgWarner, Inc. (Auto Components)	312	14,464
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	185	18,733
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,851	71,541
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,927	184,782
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	533	247,131
Broadridge Financial Solutions, Inc. (IT Services)	151	23,118
Brown-Forman Corp. - Class B (Beverages)	239	16,484
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	175	16,700

	Shares	Value
Common Stocks, continued
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	522	$9,803
Cadence Design Systems, Inc.* (Software)	364	49,864
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	272	23,786
Campbell Soup Co. (Food Products)	265	13,322
Capital One Financial Corp. (Consumer Finance)	600	76,338
Cardinal Health, Inc. (Health Care Providers & Services)	384	23,328
CarMax, Inc.* (Specialty Retail)	212	28,124
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	1,042	27,655
Carrier Global Corp. (Building Products)	1,068	45,091
Catalent, Inc.* (Pharmaceuticals)	222	23,379
Caterpillar, Inc. (Machinery)	712	165,092
Cboe Global Markets, Inc. (Capital Markets)	140	13,817
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	438	34,650
CDW Corp. (Electronic Equipment, Instruments & Components)	184	30,498
Celanese Corp. - Series A (Chemicals)	149	22,322
Centene Corp.* (Health Care Providers & Services)	760	48,572
CenterPoint Energy, Inc. (Multi-Utilities)	721	16,331
Cerner Corp. (Health Care Technology)	400	28,752
CF Industries Holdings, Inc. (Chemicals)	280	12,706
Charter Communications, Inc.* - Class A (Media)	185	114,149
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,518	263,861
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	37	52,570
Chubb, Ltd. (Insurance)	588	92,885
Church & Dwight Co., Inc. (Household Products)	320	27,952
Cigna Corp. (Health Care Providers & Services)	460	111,200
Cincinnati Financial Corp. (Insurance)	196	20,206
Cintas Corp. (Commercial Services & Supplies)	115	39,251
Cisco Systems, Inc. (Communications Equipment)	5,515	285,181
Citigroup, Inc. (Banks)	2,727	198,389
Citizens Financial Group, Inc. (Banks)	556	24,547
Citrix Systems, Inc. (Software)	161	22,598
CME Group, Inc. (Capital Markets)	469	95,784
CMS Energy Corp. (Multi-Utilities)	377	23,080
Cognizant Technology Solutions Corp. - Class A (IT Services)	693	54,137
Colgate-Palmolive Co. (Household Products)	1,108	87,344
Comcast Corp. - Class A (Media)	5,972	323,144
Comerica, Inc. (Banks)	182	13,057
Conagra Brands, Inc. (Food Products)	638	23,989
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,770	93,757
Consolidated Edison, Inc. (Multi-Utilities)	447	33,436
Constellation Brands, Inc. - Class A (Beverages)	222	50,616
Copart, Inc.* (Commercial Services & Supplies)	272	29,542
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,004	43,684
Corteva, Inc. (Chemicals)	972	45,315
Costco Wholesale Corp. (Food & Staples Retailing)	578	203,733
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	563	96,909
CSX Corp. (Road & Rail)	996	96,034
Cummins, Inc. (Machinery)	193	50,008
CVS Health Corp. (Health Care Providers & Services)	1,713	128,869
Danaher Corp. (Health Care Equipment & Supplies)	828	186,366
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	170	24,140
DaVita, Inc.* (Health Care Providers & Services)	94	10,130
Deere & Co. (Machinery)	410	153,397
Delta Air Lines, Inc.* (Airlines)	834	40,266
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	286	18,250
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	774	16,912
DexCom, Inc.* (Health Care Equipment & Supplies)	126	45,283
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	236	17,344
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	367	51,688
Discover Financial Services (Consumer Finance)	401	38,091
Discovery, Inc.* (Media)	212	9,214
Discovery, Inc.* - Class C (Media)	378	13,944
DISH Network Corp.* - Class A (Media)	323	11,693
Dollar General Corp. (Multiline Retail)	320	64,838
Dollar Tree, Inc.* (Multiline Retail)	307	35,139
Dominion Energy, Inc. (Multi-Utilities)	1,053	79,986
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	51	18,757
Dover Corp. (Machinery)	188	25,780
Dow, Inc. (Chemicals)	974	62,278
DR Horton, Inc. (Household Durables)	432	38,499
DTE Energy Co. (Multi-Utilities)	253	33,684
Duke Energy Corp. (Electric Utilities)	1,004	96,916
Duke Realty Corp. (Equity Real Estate Investment Trusts)	488	20,462
DuPont de Nemours, Inc. (Chemicals)	703	54,328
DXC Technology Co.* (IT Services)	333	10,410
Eastman Chemical Co. (Chemicals)	177	19,491
Eaton Corp. PLC (Electrical Equipment)	520	71,906
eBay, Inc. (Internet & Direct Marketing Retail)	845	51,748
Ecolab, Inc. (Chemicals)	325	69,573
Edison International (Electric Utilities)	496	29,066
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	816	68,250
Electronic Arts, Inc. (Entertainment)	376	50,899
Eli Lilly & Co. (Pharmaceuticals)	1,039	194,106
Emerson Electric Co. (Electrical Equipment)	784	70,732

	Shares	Value
Common Stocks, continued
Enphase Energy, Inc.* (Electrical Equipment)	169	$27,405
Entergy Corp. (Electric Utilities)	262	26,061
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	762	55,268
Equifax, Inc. (Professional Services)	159	28,800
Equinix, Inc. (Equity Real Estate Investment Trusts)	117	79,512
Equity Residential (Equity Real Estate Investment Trusts)	448	32,090
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	85	23,106
Etsy, Inc.* (Internet & Direct Marketing Retail)	165	33,276
Everest Re Group, Ltd. (Insurance)	52	12,886
Evergy, Inc. (Electric Utilities)	296	17,621
Eversource Energy (Electric Utilities)	448	38,792
Exelon Corp. (Electric Utilities)	1,276	55,812
Expedia Group, Inc.* (Internet & Direct Marketing Retail)	181	31,154
Expeditors International of Washington, Inc. (Air Freight & Logistics)	221	23,799
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	172	22,799
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	5,531	308,796
F5 Networks, Inc.* (Communications Equipment)	81	16,898
Facebook, Inc.* - Class A (Interactive Media & Services)	3,143	925,709
Fastenal Co. (Trading Companies & Distributors)	750	37,710
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	91	9,232
FedEx Corp. (Air Freight & Logistics)	319	90,609
Fidelity National Information Services, Inc. (IT Services)	812	114,175
Fifth Third Bancorp (Banks)	929	34,791
First Horizon Corp. (Banks)	1	10
First Republic Bank (Banks)	230	38,353
FirstEnergy Corp. (Electric Utilities)	710	24,630
Fiserv, Inc.* (IT Services)	752	89,518
FleetCor Technologies, Inc.* (IT Services)	109	29,281
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	171	9,656
FMC Corp. (Chemicals)	169	18,693
Ford Motor Co.* (Automobiles)	5,105	62,536
Fortinet, Inc.* (Software)	177	32,642
Fortive Corp. (Machinery)	442	31,223
Fortune Brands Home & Security, Inc. (Building Products)	181	17,343
Fox Corp. - Class A (Media)	437	15,780
Fox Corp. - Class B (Media)	201	7,021
Franklin Resources, Inc. (Capital Markets)	357	10,567
Freeport-McMoRan, Inc.* (Metals & Mining)	1,905	62,732
Garmin, Ltd. (Household Durables)	195	25,711
Gartner, Inc.* (IT Services)	116	21,176
Generac Holdings, Inc.* (Electrical Equipment)	82	26,851
General Dynamics Corp. (Aerospace & Defense)	303	55,013
General Electric Co. (Industrial Conglomerates)	11,455	150,404
General Mills, Inc. (Food Products)	799	48,994
General Motors Co.* (Automobiles)	1,657	95,211
Genuine Parts Co. (Distributors)	189	21,847
Gilead Sciences, Inc. (Biotechnology)	1,642	106,122
Global Payments, Inc. (IT Services)	386	77,810
Globe Life, Inc. (Insurance)	124	11,982
Halliburton Co. (Energy Equipment & Services)	1,161	24,915
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	456	8,970
Hartford Financial Services Group, Inc. (Insurance)	467	31,191
Hasbro, Inc. (Leisure Products)	167	16,052
HCA Healthcare, Inc. (Health Care Providers & Services)	346	65,166
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	704	22,345
Henry Schein, Inc.* (Health Care Providers & Services)	186	12,879
Hess Corp. (Oil, Gas & Consumable Fuels)	357	25,261
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,700	26,758
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	363	43,894
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	195	6,977
Hologic, Inc.* (Health Care Equipment & Supplies)	337	25,066
Honeywell International, Inc. (Industrial Conglomerates)	909	197,316
Hormel Foods Corp. (Food Products)	367	17,535
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	922	15,536
Howmet Aerospace, Inc.* (Aerospace & Defense)	510	16,386
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,637	51,975
Humana, Inc. (Health Care Providers & Services)	168	70,434
Huntington Bancshares, Inc. (Banks)	1,329	20,892
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	53	10,910
IDEX Corp. (Machinery)	99	20,723
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	112	54,803
IHS Markit, Ltd. (Professional Services)	487	47,132
Illinois Tool Works, Inc. (Machinery)	377	83,513
Illumina, Inc.* (Life Sciences Tools & Services)	191	73,355
Incyte Corp.* (Biotechnology)	244	19,830
Ingersoll Rand, Inc.* (Machinery)	487	23,965
Intel Corp. (Semiconductors & Semiconductor Equipment)	5,308	339,712
Intercontinental Exchange, Inc. (Capital Markets)	734	81,973
International Business Machines Corp. (IT Services)	1,167	155,514
International Flavors & Fragrances, Inc. (Chemicals)	325	45,373
International Paper Co. (Containers & Packaging)	514	27,792

	Shares	Value
Common Stocks, continued
Intuit, Inc. (Software)	358	$137,135
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	154	113,797
Invesco, Ltd. (Capital Markets)	492	12,408
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	47	9,914
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	250	48,285
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	377	13,953
J.B. Hunt Transport Services, Inc. (Road & Rail)	109	18,320
Jack Henry & Associates, Inc. (IT Services)	99	15,020
Jacobs Engineering Group, Inc. (Construction & Engineering)	170	21,976
Johnson & Johnson (Pharmaceuticals)	3,434	564,377
Johnson Controls International PLC (Building Products)	941	56,150
JPMorgan Chase & Co. (Banks)	3,987	606,942
Juniper Networks, Inc. (Communications Equipment)	429	10,867
Kansas City Southern (Road & Rail)	119	31,406
Kellogg Co. (Food Products)	333	21,079
KeyCorp (Banks)	1,266	25,295
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	243	34,846
Kimberly-Clark Corp. (Household Products)	442	61,460
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	565	10,594
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,543	42,341
KLA Corp. (Semiconductors & Semiconductor Equipment)	201	66,410
L Brands, Inc.* (Specialty Retail)	305	18,867
L3Harris Technologies, Inc. (Aerospace & Defense)	269	54,521
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	128	32,644
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	187	111,310
Lamb Weston Holding, Inc. (Food Products)	191	14,799
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	429	26,066
Leggett & Platt, Inc. (Household Durables)	174	7,943
Leidos Holdings, Inc. (IT Services)	174	16,753
Lennar Corp. - Class A (Household Durables)	359	36,341
Lincoln National Corp. (Insurance)	236	14,696
Linde PLC (Chemicals)	683	191,335
Live Nation Entertainment, Inc.* (Entertainment)	187	15,830
LKQ Corp.* (Distributors)	365	15,450
Lockheed Martin Corp. (Aerospace & Defense)	322	118,979
Loews Corp. (Insurance)	297	15,230
Lowe's Cos., Inc. (Specialty Retail)	955	181,622
Lumen Technologies, Inc. (Diversified Telecommunication Services)	1,290	17,222
LyondellBasell Industries N.V. - Class A (Chemicals)	336	34,961
M&T Bank Corp. (Banks)	168	25,470
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,031	11,011
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	851	45,520
MarketAxess Holdings, Inc. (Capital Markets)	50	24,896
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	349	51,667
Marsh & McLennan Cos., Inc. (Insurance)	664	80,875
Martin Marietta Materials, Inc. (Construction Materials)	81	27,201
Masco Corp. (Building Products)	336	20,126
Mastercard, Inc. - Class A (IT Services)	1,145	407,677
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	350	31,980
McCormick & Co., Inc. (Food Products)	325	28,977
McDonald's Corp. (Hotels, Restaurants & Leisure)	974	218,313
McKesson Corp. (Health Care Providers & Services)	208	40,568
Medtronic PLC (Health Care Equipment & Supplies)	1,761	208,026
Merck & Co., Inc. (Pharmaceuticals)	3,306	254,860
MetLife, Inc. (Insurance)	982	59,696
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	31	35,826
MGM Resorts International (Hotels, Restaurants & Leisure)	537	20,401
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	351	54,482
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,461	128,875
Microsoft Corp. (Software)	9,855	2,323,513
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	149	21,510
Mohawk Industries, Inc.* (Household Durables)	77	14,808
Molson Coors Beverage Co.* - Class B (Beverages)	246	12,583
Mondelez International, Inc. - Class A (Food Products)	1,845	107,987
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	56	19,780
Monster Beverage Corp.* (Beverages)	483	43,996
Moody's Corp. (Capital Markets)	210	62,708
Morgan Stanley (Capital Markets)	1,962	152,368
Motorola Solutions, Inc. (Communications Equipment)	221	41,559
MSCI, Inc. - Class A (Capital Markets)	108	45,282
Nasdaq, Inc. (Capital Markets)	151	22,266
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	291	21,147
Netflix, Inc.* (Entertainment)	579	302,041
Newell Brands, Inc. (Household Durables)	494	13,229
Newmont Corp. (Metals & Mining)	1,046	63,042
News Corp. - Class A (Media)	511	12,995
News Corp. - Class B (Media)	159	3,730
NextEra Energy, Inc. (Electric Utilities)	2,561	193,637
Nielsen Holdings PLC (Professional Services)	467	11,745

	Shares	Value
Common Stocks, continued
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,661	$220,730
NiSource, Inc. (Multi-Utilities)	512	12,344
Norfolk Southern Corp. (Road & Rail)	329	88,343
Northern Trust Corp. (Capital Markets)	272	28,590
Northrop Grumman Corp. (Aerospace & Defense)	203	65,699
NortonLifelock, Inc. (Software)	760	16,158
Norwegian Cruise Line Holdings, Ltd.*(a) (Hotels, Restaurants & Leisure)	475	13,105
NOV, Inc.* (Energy Equipment & Services)	507	6,956
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	320	12,074
Nucor Corp. (Metals & Mining)	389	31,225
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	810	432,482
NVR, Inc.* (Household Durables)	5	23,555
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	362	72,885
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,096	29,176
Old Dominion Freight Line, Inc. (Road & Rail)	125	30,051
Omnicom Group, Inc. (Media)	281	20,836
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	581	29,433
Oracle Corp. (Software)	2,423	170,022
O'Reilly Automotive, Inc.* (Specialty Retail)	92	46,667
Otis Worldwide Corp. (Machinery)	533	36,484
PACCAR, Inc. (Machinery)	453	42,093
Packaging Corp. of America (Containers & Packaging)	124	16,676
Parker-Hannifin Corp. (Machinery)	169	53,308
Paychex, Inc. (IT Services)	420	41,168
Paycom Software, Inc.* (Software)	64	23,684
PayPal Holdings, Inc.* (IT Services)	1,530	371,545
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	194	20,339
Pentair PLC (Machinery)	217	13,523
People's United Financial, Inc. (Banks)	556	9,952
PepsiCo, Inc. (Beverages)	1,802	254,893
PerkinElmer, Inc. (Life Sciences Tools & Services)	146	18,730
Perrigo Co. PLC (Pharmaceuticals)	174	7,042
Pfizer, Inc. (Pharmaceuticals)	7,287	264,007
Philip Morris International, Inc. (Tobacco)	2,034	180,498
Phillips 66 (Oil, Gas & Consumable Fuels)	571	46,559
Pinnacle West Capital Corp. (Electric Utilities)	147	11,958
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	269	42,723
Pool Corp. (Distributors)	53	18,298
PPG Industries, Inc. (Chemicals)	310	46,581
PPL Corp. (Electric Utilities)	1,005	28,984
Principal Financial Group, Inc. (Insurance)	331	19,847
Prologis, Inc. (Equity Real Estate Investment Trusts)	966	102,396
Prudential Financial, Inc. (Insurance)	519	47,281
Public Service Enterprise Group, Inc. (Multi-Utilities)	660	39,739
Public Storage (Equity Real Estate Investment Trusts)	199	49,105
PulteGroup, Inc. (Household Durables)	347	18,197
PVH Corp.* (Textiles, Apparel & Luxury Goods)	93	9,830
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	148	27,040
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,484	196,764
Quanta Services, Inc. (Construction & Engineering)	181	15,924
Quest Diagnostics, Inc. (Health Care Providers & Services)	174	22,331
Ralph Lauren Corp.* (Textiles, Apparel & Luxury Goods)	63	7,759
Raymond James Financial, Inc. (Capital Markets)	160	19,610
Raytheon Technologies Corp. (Aerospace & Defense)	1,985	153,381
Realty Income Corp. (Equity Real Estate Investment Trusts)	488	30,988
Regency Centers Corp. (Equity Real Estate Investment Trusts)	206	11,682
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	138	65,293
Regions Financial Corp. (Banks)	1,255	25,928
Republic Services, Inc. - Class A (Commercial Services & Supplies)	275	27,321
ResMed, Inc. (Health Care Equipment & Supplies)	190	36,864
Robert Half International, Inc. (Professional Services)	148	11,554
Rockwell Automation, Inc. (Electrical Equipment)	152	40,347
Rollins, Inc. (Commercial Services & Supplies)	289	9,947
Roper Technologies, Inc. (Industrial Conglomerates)	137	55,258
Ross Stores, Inc. (Specialty Retail)	465	55,758
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	286	24,484
S&P Global, Inc. (Capital Markets)	314	110,801
Salesforce.com, Inc.* (Software)	1,199	254,032
SBA Communications Corp. (Equity Real Estate Investment Trusts)	143	39,690
Schlumberger, Ltd. (Energy Equipment & Services)	1,827	49,676
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	262	20,109
Sealed Air Corp. (Containers & Packaging)	203	9,301
Sempra Energy (Multi-Utilities)	395	52,369
ServiceNow, Inc.* (Software)	256	128,028
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	429	48,807
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	215	39,448
Snap-on, Inc. (Machinery)	71	16,383
Southwest Airlines Co.* (Airlines)	772	47,138
Stanley Black & Decker, Inc. (Machinery)	210	41,931
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,538	168,057
State Street Corp. (Capital Markets)	460	38,645
STERIS PLC (Health Care Equipment & Supplies)	112	21,334

	Shares	Value
Common Stocks, continued
Stryker Corp. (Health Care Equipment & Supplies)	428	$104,252
SVB Financial Group* (Banks)	68	33,569
Synchrony Financial (Consumer Finance)	710	28,869
Synopsys, Inc.* (Software)	199	49,308
Sysco Corp. (Food & Staples Retailing)	667	52,520
T. Rowe Price Group, Inc. (Capital Markets)	298	51,137
Take-Two Interactive Software, Inc.* (Entertainment)	150	26,505
Tapestry, Inc.* (Textiles, Apparel & Luxury Goods)	363	14,959
Target Corp. (Multiline Retail)	654	129,538
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	432	55,776
Teledyne Technologies, Inc.* (Aerospace & Defense)	48	19,855
Teleflex, Inc. (Health Care Equipment & Supplies)	61	25,343
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	218	26,526
Tesla, Inc.* (Automobiles)	1,003	669,934
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,203	227,355
Textron, Inc. (Aerospace & Defense)	296	16,600
The AES Corp. (Independent Power and Renewable Electricity Producers)	873	23,405
The Allstate Corp. (Insurance)	396	45,500
The Bank of New York Mellon Corp. (Capital Markets)	1,054	49,844
The Boeing Co.* (Aerospace & Defense)	717	182,634
The Charles Schwab Corp. (Capital Markets)	1,955	127,427
The Clorox Co. (Household Products)	164	31,632
The Coca-Cola Co. (Beverages)	5,067	267,081
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	64	24,582
The Estee Lauder Co., Inc. (Personal Products)	300	87,255
The Gap, Inc. (Specialty Retail)	269	8,011
The Goldman Sachs Group, Inc. (Capital Markets)	450	147,150
The Hershey Co. (Food Products)	191	30,209
The Home Depot, Inc. (Specialty Retail)	1,407	429,487
The Interpublic Group of Cos., Inc. (Media)	510	14,892
The JM Smucker Co. - Class A (Food Products)	143	18,094
The Kraft Heinz Co. (Food Products)	847	33,880
The Kroger Co. (Food & Staples Retailing)	995	35,810
The Mosaic Co. (Chemicals)	451	14,256
The PNC Financial Services Group, Inc. (Banks)	554	97,177
The Procter & Gamble Co. (Household Products)	3,217	435,678
The Progressive Corp. (Insurance)	765	73,142
The Sherwin-Williams Co. (Chemicals)	105	77,491
The Southern Co. (Electric Utilities)	1,380	85,781
The TJX Cos., Inc. (Specialty Retail)	1,569	103,789
The Travelers Cos., Inc. (Insurance)	330	49,632
The Walt Disney Co.* (Entertainment)	2,372	437,681
The Western Union Co. (IT Services)	537	13,242
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,586	37,572
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	514	234,580
T-Mobile US, Inc.* (Wireless Telecommunication Services)	763	95,596
Tractor Supply Co. (Specialty Retail)	152	26,916
Trane Technologies PLC (Building Products)	311	51,489
TransDigm Group, Inc.* (Aerospace & Defense)	71	41,742
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	328	25,515
Truist Financial Corp. (Banks)	1,760	102,643
Twitter, Inc.* (Interactive Media & Services)	1,043	66,366
Tyler Technologies, Inc.* (Software)	53	22,500
Tyson Foods, Inc. - Class A (Food Products)	385	28,606
U.S. Bancorp (Banks)	1,786	98,784
UDR, Inc. (Equity Real Estate Investment Trusts)	388	17,018
Ulta Beauty, Inc.* (Specialty Retail)	74	22,879
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	247	5,474
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	255	4,707
Union Pacific Corp. (Road & Rail)	875	192,860
United Airlines Holdings , Inc.* (Airlines)	416	23,937
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	940	159,791
United Rentals, Inc.* (Trading Companies & Distributors)	94	30,955
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,235	459,506
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	102	13,606
Unum Group (Insurance)	266	7,403
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	534	38,234
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	120	21,184
Ventas, Inc. (Equity Real Estate Investment Trusts)	489	26,083
VeriSign, Inc.* (IT Services)	130	25,839
Verisk Analytics, Inc. - Class A (Professional Services)	213	37,635
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,406	314,358
Vertex Pharmaceuticals, Inc.* (Biotechnology)	340	73,063
VF Corp. (Textiles, Apparel & Luxury Goods)	420	33,566
ViacomCBS, Inc. - Class B (Media)	741	33,419
Viatris, Inc.* (Pharmaceuticals)	1,578	22,045
Visa, Inc. - Class A (IT Services)	2,216	469,194
Vornado Realty Trust (Equity Real Estate Investment Trusts)	205	9,305
Vulcan Materials Co. (Construction Materials)	173	29,194
W.R. Berkley Corp. (Insurance)	183	13,789
W.W. Grainger, Inc. (Trading Companies & Distributors)	57	22,853
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	937	51,441

	Shares	Value
Common Stocks, continued
Walmart, Inc. (Food & Staples Retailing)	1,811	$245,989
Waste Management, Inc. (Commercial Services & Supplies)	509	65,671
Waters Corp.* (Life Sciences Tools & Services)	81	23,018
WEC Energy Group, Inc. (Multi-Utilities)	412	38,559
Wells Fargo & Co. (Banks)	5,402	211,056
Welltower, Inc. (Equity Real Estate Investment Trusts)	545	39,038
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	97	27,333
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	400	26,700
Westinghouse Air Brake Technologies Corp. (Machinery)	232	18,365
WestRock Co. (Containers & Packaging)	344	17,905
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	977	34,781
Whirlpool Corp. (Household Durables)	82	18,069
Willis Towers Watson PLC (Insurance)	168	38,452
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	137	17,176
Xcel Energy, Inc. (Electric Utilities)	703	46,757
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	321	39,772
Xylem, Inc. (Machinery)	236	24,822
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	392	42,407
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	70	33,963
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	272	43,542
Zions Bancorp (Banks)	215	11,816
Zoetis, Inc. (Pharmaceuticals)	621	97,795
TOTAL COMMON STOCKS (Cost $9,162,291)		43,926,014

	Principal Amount	Value
Repurchase Agreements(b)(c) (28.4%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $17,899,000	$17,899,000	$17,899,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,899,000)		17,899,000

	Shares	Value
Collateral for Securities Loaned (NM)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.08%(d)	11,711	$11,711
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $11,711)		11,711

TOTAL INVESTMENT SECURITIES (Cost $27,073,002) - 98.0%		61,836,725
Net other assets (liabilities) - 2.0%		1,273,430

NET ASSETS - 100.0%		$63,110,155

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $11,643.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2021, the aggregate amount held in a segregated account was $1,223,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2021.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	42	6/21/21	$8,331,540	$218,006

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	4/27/21	0.64%	$9,918,103	$5,960
S&P 500	UBS AG	4/27/21	0.59%	1,243,515	(2,178)
				$11,161,618	$3,782

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Bull invested in the following industries as of March 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$735,720	1.2%
Air Freight & Logistics	290,899	0.5%
Airlines	142,533	0.2%
Auto Components	63,143	0.1%
Automobiles	827,681	1.3%
Banks	1,962,669	3.2%
Beverages	645,653	1.1%
Biotechnology	801,379	1.3%
Building Products	217,115	0.3%
Capital Markets	1,270,321	2.0%
Chemicals	818,219	1.4%
Commercial Services & Supplies	171,732	0.3%
Communications Equipment	376,241	0.6%
Construction & Engineering	37,900	0.1%
Construction Materials	56,395	0.1%
Consumer Finance	263,946	0.4%
Containers & Packaging	151,616	0.2%
Distributors	55,595	0.1%
Diversified Financial Services	636,376	1.0%
Diversified Telecommunication Services	613,606	1.0%
Electric Utilities	728,641	1.1%
Electrical Equipment	275,688	0.4%
Electronic Equipment, Instruments & Components	295,507	0.5%
Energy Equipment & Services	102,120	0.2%
Entertainment	927,072	1.5%
Equity Real Estate Investment Trusts	1,047,111	1.6%
Food & Staples Retailing	589,493	0.9%
Food Products	429,081	0.7%
Gas Utilities	16,508	NM
Health Care Equipment & Supplies	1,591,015	2.5%
Health Care Providers & Services	1,176,885	1.9%
Health Care Technology	28,752	NM
Hotels, Restaurants & Leisure	792,817	1.3%
Household Durables	196,352	0.3%
Household Products	644,066	1.0%
Independent Power and Renewable Electricity Producers	35,479	0.1%
Industrial Conglomerates	548,837	0.9%
Insurance	839,972	1.3%
Interactive Media & Services	2,582,519	4.0%
Internet & Direct Marketing Retail	1,971,580	3.1%
IT Services	2,291,648	3.6%
Leisure Products	16,052	NM
Life Sciences Tools & Services	500,389	0.8%
Machinery	800,610	1.3%
Media	580,817	0.9%
Metals & Mining	156,999	0.2%
Multiline Retail	229,515	0.4%
Multi-Utilities	356,458	0.6%
Oil, Gas & Consumable Fuels	1,129,391	1.8%
Personal Products	87,255	0.1%
Pharmaceuticals	1,612,393	2.5%
Professional Services	136,866	0.2%
Real Estate Management & Development	34,650	0.1%
Road & Rail	457,014	0.7%
Semiconductors & Semiconductor Equipment	2,421,153	3.8%
Software	3,644,978	5.7%
Specialty Retail	1,013,183	1.6%
Technology Hardware, Storage & Peripherals	2,665,055	4.2%
Textiles, Apparel & Luxury Goods	305,995	0.5%
Tobacco	304,714	0.5%
Trading Companies & Distributors	91,518	0.1%
Water Utilities	35,531	0.1%
Wireless Telecommunication Services	95,596	0.2%
Other**	19,184,141	30.4%
Total	$63,110,155	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

March 31, 2021 :: ProFund VP Consumer Goods ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (98.8%)
Activision Blizzard, Inc. (Entertainment)	4,410	$410,129
Altria Group, Inc. (Tobacco)	10,578	541,170
Aptiv PLC* (Auto Components)	1,537	211,951
Archer-Daniels-Midland Co. (Food Products)	3,178	181,146
Autoliv, Inc.* (Auto Components)	447	41,482
Beyond Meat, Inc.* (Food Products)	284	36,954
BorgWarner, Inc. (Auto Components)	1,361	63,096
Brown-Forman Corp. - Class B (Beverages)	1,040	71,729
Brunswick Corp. (Leisure Products)	443	42,249
Bunge, Ltd. (Food Products)	798	63,257
Campbell Soup Co. (Food Products)	1,155	58,062
Carter’s, Inc.* (Textiles, Apparel & Luxury Goods)	251	22,321
Church & Dwight Co., Inc. (Household Products)	1,395	121,853
Colgate-Palmolive Co. (Household Products)	4,830	380,749
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	174	18,380
Conagra Brands, Inc. (Food Products)	2,781	104,566
Constellation Brands, Inc. - Class A (Beverages)	968	220,704
Coty, Inc.* - Class A (Personal Products)	1,614	14,542
Darling Ingredients, Inc.* (Food Products)	924	67,988
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	160	52,867
DR Horton, Inc. (Household Durables)	1,885	167,991
Electronic Arts, Inc. (Entertainment)	1,637	221,601
Energizer Holdings, Inc. (Household Products)	331	15,709
Flowers Foods, Inc. (Food Products)	1,120	26,656
Ford Motor Co.* (Automobiles)	22,240	272,440
General Mills, Inc. (Food Products)	3,480	213,394
General Motors Co.* (Automobiles)	7,217	414,689
Gentex Corp. (Auto Components)	1,386	49,439
Genuine Parts Co. (Distributors)	822	95,015
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,983	39,006
Harley-Davidson, Inc. (Automobiles)	870	34,887
Hasbro, Inc. (Leisure Products)	728	69,975
Helen of Troy, Ltd.* (Household Durables)	139	29,282
Herbalife Nutrition, Ltd.* (Personal Products)	496	22,003
Hormel Foods Corp. (Food Products)	1,599	76,400
Ingredion, Inc. (Food Products)	382	34,349
Jefferies Financial Group, Inc. (Diversified Financial Services)	1,152	34,675
Kellogg Co. (Food Products)	1,449	91,722
Keurig Dr Pepper, Inc. (Beverages)	3,282	112,802
Kimberly-Clark Corp. (Household Products)	1,923	267,393
Lamb Weston Holding, Inc. (Food Products)	834	64,618
Lancaster Colony Corp. (Food Products)	112	19,640
Lear Corp. (Auto Components)	311	56,369
Leggett & Platt, Inc. (Household Durables)	757	34,557
Lennar Corp. - Class A (Household Durables)	1,563	158,222
Lennar Corp. - Class B (Household Durables)	88	7,246
Levi Strauss & Co. (Textiles, Apparel & Luxury Goods)	440	10,520
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	675	207,029
Mattel, Inc.* (Leisure Products)	1,980	39,442
McCormick & Co., Inc. (Food Products)	1,416	126,251
Mohawk Industries, Inc.* (Household Durables)	336	64,616
Molson Coors Beverage Co.* - Class B (Beverages)	1,071	54,782
Mondelez International, Inc. - Class A (Food Products)	8,037	470,405
Monster Beverage Corp.* (Beverages)	2,104	191,653
National Beverage Corp. (Beverages)	132	6,456
Newell Brands, Inc. (Household Durables)	2,149	57,550
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	7,237	961,725
NVR, Inc.* (Household Durables)	20	94,219
Peloton Interactive, Inc.* - Class A (Leisure Products)	1,501	168,772
PepsiCo, Inc. (Beverages)	7,852	1,110,665
Performance Food Group Co.* (Food & Staples Retailing)	761	43,841
Philip Morris International, Inc. (Tobacco)	8,863	786,503
Pilgrim’s Pride Corp.* (Food Products)	277	6,590
Playtika Holding Corp.* (Entertainment)	395	10,748
Polaris, Inc. (Leisure Products)	331	44,189
Pool Corp. (Distributors)	228	78,715
Post Holdings, Inc.* (Food Products)	341	36,051
PulteGroup, Inc. (Household Durables)	1,514	79,394
PVH Corp.* (Textiles, Apparel & Luxury Goods)	405	42,809
Ralph Lauren Corp.* (Textiles, Apparel & Luxury Goods)	275	33,869
Reynolds Consumer Products, Inc. (Household Products)	310	9,232
ROBLOX Corp.* - Class A (Entertainment)	225	14,587
Seaboard Corp. (Food Products)	1	3,690
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	778	32,450
Stanley Black & Decker, Inc. (Machinery)	917	183,097
Take-Two Interactive Software, Inc.* (Entertainment)	656	115,915
Tapestry, Inc.* (Textiles, Apparel & Luxury Goods)	1,582	65,194
Tempur Sealy International, Inc. (Household Durables)	1,087	39,741
Tesla, Inc.* (Automobiles)	4,370	2,918,854
The Boston Beer Co., Inc.* - Class A (Beverages)	52	62,727
The Clorox Co. (Household Products)	716	138,102
The Coca-Cola Co. (Beverages)	22,074	1,163,521
The Estee Lauder Co., Inc. (Personal Products)	1,308	380,432

	Shares	Value
Common Stocks, continued
The Hain Celestial Group, Inc.* (Food Products)	467	$20,361
The Hershey Co. (Food Products)	835	132,064
The JM Smucker Co. - Class A (Food Products)	623	78,828
The Kraft Heinz Co. (Food Products)	3,690	147,600
The Procter & Gamble Co. (Household Products)	14,015	1,898,052
Thor Industries, Inc. (Automobiles)	315	42,443
Toll Brothers, Inc. (Household Durables)	638	36,194
TreeHouse Foods, Inc.* (Food Products)	319	16,665
Tyson Foods, Inc. - Class A (Food Products)	1,677	124,601
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,073	23,778
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	1,107	20,435
US Foods Holding Corp.* (Food & Staples Retailing)	1,258	47,955
VF Corp. (Textiles, Apparel & Luxury Goods)	1,828	146,094
Whirlpool Corp. (Household Durables)	358	78,885
Zynga, Inc.* (Entertainment)	5,732	58,524
TOTAL COMMON STOCKS (Cost $6,392,475)		18,082,090

	Principal Amount	Value
Repurchase Agreements(a) (1.4%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $256,000	$256,000	$256,000
TOTAL REPURCHASE AGREEMENTS (Cost $256,000)		256,000

TOTAL INVESTMENT SECURITIES (Cost $6,648,475) - 100.2%		18,338,090
Net other assets (liabilities) - (0.2)%		(45,591)

NET ASSETS - 100.0%		$18,292,499

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	4/23/21	0.59%	$240,578	$3,467

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Goods invested in the following industries as of March 31, 2021:
	Value	% of Net Assets
Auto Components	$422,337	2.3%
Automobiles	3,683,313	20.2%
Beverages	2,995,039	16.3%
Distributors	173,730	0.9%
Diversified Financial Services	34,675	0.2%
Entertainment	831,504	4.5%
Food & Staples Retailing	91,796	0.5%
Food Products	2,201,858	12.0%
Household Durables	847,897	4.6%
Household Products	2,831,090	15.5%
Leisure Products	364,627	2.0%
Machinery	183,097	1.0%
Personal Products	416,977	2.3%
Textiles, Apparel & Luxury Goods	1,676,477	9.2%
Tobacco	1,327,673	7.3%
Other**	210,409	1.2%
Total	$18,292,499	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2021 :: ProFund VP Consumer Services ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.6%)
Aaron’s Co., Inc. (The) (Specialty Retail)	206	$5,290
Advance Auto Parts, Inc. (Specialty Retail)	392	71,928
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	441	82,882
Alaska Air Group, Inc.* (Airlines)	744	51,492
Albertsons Cos., Inc.(a) - Class A (Food & Staples Retailing)	280	5,340
Altice USA, Inc.* (Media)	1,463	47,591
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,563	7,930,127
AMERCO (Road & Rail)	54	33,080
American Airlines Group, Inc.* (Airlines)	3,832	91,585
AmerisourceBergen Corp. (Health Care Providers & Services)	883	104,256
Aramark (Hotels, Restaurants & Leisure)	1,521	57,463
AutoNation, Inc.* (Specialty Retail)	330	30,763
AutoZone, Inc.* (Specialty Retail)	132	185,368
Best Buy Co., Inc. (Specialty Retail)	1,380	158,438
BJ’s Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	823	36,920
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	245	570,811
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	482	28,419
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	364	62,408
Burlington Stores, Inc.* (Specialty Retail)	397	118,624
Cable One, Inc. (Media)	32	58,508
Cardinal Health, Inc. (Health Care Providers & Services)	1,759	106,859
CarMax, Inc.* (Specialty Retail)	973	129,078
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	4,779	126,835
Carvana Co.* (Specialty Retail)	375	98,400
Casey’s General Stores, Inc. (Food & Staples Retailing)	221	47,778
Charter Communications, Inc.* - Class A (Media)	847	522,616
Chegg, Inc.* (Diversified Consumer Services)	841	72,040
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	169	240,119
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	173	18,561
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	207	47,076
Comcast Corp. - Class A (Media)	27,372	1,481,100
Copart, Inc.* (Commercial Services & Supplies)	1,246	135,328
Costco Wholesale Corp. (Food & Staples Retailing)	2,651	934,424
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	142	24,549
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	781	110,902
Delta Air Lines, Inc.* (Airlines)	3,822	184,526
Dick’s Sporting Goods, Inc. (Specialty Retail)	394	30,003
Discovery, Inc.* (Media)	973	42,287
Discovery, Inc.* - Class C (Media)	1,735	64,004
DISH Network Corp.* - Class A (Media)	1,483	53,685
Dollar General Corp. (Multiline Retail)	1,467	297,244
Dollar Tree, Inc.* (Multiline Retail)	1,408	161,160
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	232	85,327
DraftKings, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,929	118,306
Expedia Group, Inc.* (Internet & Direct Marketing Retail)	828	142,515
Five Below, Inc.* (Specialty Retail)	334	63,724
Floor & Decor Holdings, Inc.* (Specialty Retail)	625	59,675
Foot Locker, Inc. (Specialty Retail)	625	35,156
Fox Corp. - Class A (Media)	2,002	72,292
Fox Corp. - Class B (Media)	922	32,205
frontdoor, Inc.* - Class A (Diversified Consumer Services)	513	27,574
Grand Canyon Education, Inc.* (Diversified Consumer Services)	281	30,095
H&R Block, Inc. (Diversified Consumer Services)	1,099	23,958
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,662	200,969
Hyatt Hotels Corp.* - Class A (Hotels, Restaurants & Leisure)	216	17,863
IAA, Inc.* (Commercial Services & Supplies)	807	44,498
IHS Markit, Ltd. (Professional Services)	2,233	216,110
JetBlue Airways Corp.* (Airlines)	1,893	38,504
Kohl’s Corp. (Multiline Retail)	944	56,272
L Brands, Inc.* (Specialty Retail)	1,400	86,604
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	1,967	119,515
Liberty Broadband Corp.* - Class A (Media)	139	20,176
Liberty Broadband Corp.* - Class C (Media)	1,268	190,390
Liberty Media Corp-Liberty Formula One* - Class A (Entertainment)	155	5,924
Liberty Media Corp-Liberty Formula One* - Class C (Entertainment)	1,219	52,771
Liberty Media Corp-Liberty SiriusXM* - Class A (Media)	488	21,511
Liberty Media Corp-Liberty SiriusXM* - Class C (Media)	1,030	45,433
Lithia Motors, Inc. - Class A (Specialty Retail)	160	62,414
Live Nation Entertainment, Inc.* (Entertainment)	860	72,799
LiveRamp Holdings, Inc.* (IT Services)	402	20,856
LKQ Corp.* (Distributors)	1,672	70,776
Lowe’s Cos., Inc. (Specialty Retail)	4,377	832,418
Lyft, Inc.* (Road & Rail)	1,534	96,918
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,594	236,068
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)	246	42,848

	Shares	Value
Common Stocks continued
McDonald’s Corp. (Hotels, Restaurants & Leisure)	4,464	$1,000,560
MGM Resorts International (Hotels, Restaurants & Leisure)	2,461	93,493
Murphy USA, Inc. (Specialty Retail)	152	21,973
National Vision Holdings, Inc.* (Specialty Retail)	486	21,301
Netflix, Inc.* (Entertainment)	2,652	1,383,442
News Corp. - Class A (Media)	2,343	59,582
News Corp. - Class B (Media)	730	17,126
Nexstar Media Group, Inc. - Class A (Media)	260	36,512
Norwegian Cruise Line Holdings, Ltd.*(a) (Hotels, Restaurants & Leisure)	2,176	60,036
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	341	29,667
Omnicom Group, Inc. (Media)	1,287	95,431
O’Reilly Automotive, Inc.* (Specialty Retail)	420	213,045
Penske Automotive Group, Inc. (Specialty Retail)	193	15,486
Pinterest, Inc.* - Class A (Interactive Media & Services)	3,189	236,082
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	496	38,341
Qurate Retail, Inc. - Class A (Internet & Direct Marketing Retail)	2,283	26,848
RH* (Specialty Retail)	98	58,467
Roku, Inc.* (Household Durables)	665	216,637
Rollins, Inc. (Commercial Services & Supplies)	1,327	45,675
Ross Stores, Inc. (Specialty Retail)	2,132	255,648
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	1,311	112,235
Service Corp. International (Diversified Consumer Services)	1,015	51,816
Sirius XM Holdings, Inc. (Media)	6,942	42,277
Southwest Airlines Co.* (Airlines)	3,537	215,969
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	707	18,820
Starbucks Corp. (Hotels, Restaurants & Leisure)	7,049	770,244
Sysco Corp. (Food & Staples Retailing)	3,056	240,629
Target Corp. (Multiline Retail)	2,999	594,011
TEGNA, Inc. (Media)	1,316	24,780
Terminix Global Holdings, Inc.* (Diversified Consumer Services)	791	37,707
Texas Roadhouse, Inc.* - Class A (Hotels, Restaurants & Leisure)	391	37,513
The Gap, Inc. (Specialty Retail)	1,232	36,689
The Home Depot, Inc. (Specialty Retail)	6,446	1,967,642
The Interpublic Group of Cos., Inc. (Media)	2,341	68,357
The Kroger Co. (Food & Staples Retailing)	4,560	164,114
The Madison Square Garden Co.* - Class A (Entertainment)	104	18,664
The New York Times Co. - Class A (Media)	868	43,938
The TJX Cos., Inc. (Specialty Retail)	7,189	475,552
The Walt Disney Co.* (Entertainment)	10,866	2,004,993
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,073	21,739
Tractor Supply Co. (Specialty Retail)	696	123,248
TripAdvisor, Inc.* (Interactive Media & Services)	577	31,037
Uber Technologies, Inc.* (Road & Rail)	8,791	479,198
Ulta Beauty, Inc.* (Specialty Retail)	337	104,190
United Airlines Holdings , Inc.* (Airlines)	1,908	109,786
Vail Resorts, Inc.* (Hotels, Restaurants & Leisure)	241	70,290
ViacomCBS, Inc. - Class A (Media)	63	2,972
ViacomCBS, Inc. - Class B (Media)	3,512	158,391
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	4,295	235,796
Walmart, Inc. (Food & Staples Retailing)	8,301	1,127,525
Warner Music Group Corp. - Class A (Entertainment)	533	18,298
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	438	137,861
Williams-Sonoma, Inc. (Specialty Retail)	459	82,253
World Wrestling Entertainment, Inc. - Class A (Entertainment)	280	15,193
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	558	38,937
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	630	78,983
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	1,797	194,399
ZoomInfo Technologies, Inc.* - Class A (Interactive Media & Services)	560	27,384
TOTAL COMMON STOCKS (Cost $17,489,102)		31,811,113

	Principal Amount	Value
Repurchase Agreements(b) (0.3%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $85,000	$85,000	$85,000
TOTAL REPURCHASE AGREEMENTS (Cost $85,000)		85,000

	Shares	Value
Collateral for Securities Loaned (0.2%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.08%(c)	57,902	$57,902
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $57,902)		57,902

TOTAL INVESTMENT SECURITIES (Cost $17,632,004) - 100.1%		31,954,015
Net other assets (liabilities) - (0.1)%		(29,097)

NET ASSETS - 100.0%		$31,924,918

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $57,373.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2021.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	4/23/21	0.59%	$343,973	$(1,649)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Services invested in the following industries as of March 31, 2021:

	Value	% of Net Assets
Airlines	$691,862	2.2%
Commercial Services & Supplies	225,501	0.7%
Distributors	70,776	0.2%
Diversified Consumer Services	305,598	1.0%
Entertainment	3,572,084	11.2%
Food & Staples Retailing	2,811,346	8.8%
Health Care Providers & Services	211,115	0.7%
Hotels, Restaurants & Leisure	4,074,472	12.8%
Household Durables	216,637	0.7%
Interactive Media & Services	294,503	0.9%
Internet & Direct Marketing Retail	8,808,162	27.5%
IT Services	20,856	0.1%
Media	3,201,164	10.0%
Multiline Retail	1,138,354	3.6%
Professional Services	216,110	0.7%
Road & Rail	609,196	1.9%
Specialty Retail	5,343,377	16.6%
Other**	113,805	0.4%
Total	$31,924,918	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2021 :: ProFund VP Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (172.8%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $545,000	$545,000	$545,000
TOTAL REPURCHASE AGREEMENTS (Cost $545,000)		545,000

TOTAL INVESTMENT SECURITIES
(Cost $545,000) - 172.8%		545,000
Net other assets (liabilities) - (72.8)%		(229,665)

NET ASSETS - 100.0%		$315,335

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2021, the aggregate amount held in a segregated account was $136,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	4/27/21	0.59%	$114,654	$(654)
Dow Jones Industrial Average	UBS AG	4/27/21	0.59%	199,077	(1,752)
				$313,731	$(2,406)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2021 :: ProFund VP Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (95.9%)
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	23,160	$5,251,066
Ambev S.A.ADR (Beverages)	65,975	180,772
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	17,755	241,113
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	6,243	137,159
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	25,408	195,642
Baidu, Inc.*ADR (Interactive Media & Services)	4,083	888,257
Banco Bradesco S.A.ADR (Banks)	66,484	312,475
Beigene, Ltd.*ADR (Biotechnology)	590	205,367
Bilibili, Inc.*ADR (Entertainment)	2,328	249,236
Cemex SAB de CV*ADR (Construction Materials)	22,668	157,996
China Life Insurance Co., Ltd.ADR (Insurance)	22,286	231,997
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	3,821	201,481
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	5,692	222,785
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	1,818	111,607
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	2,784	209,719
GDS Holdings, Ltd.*ADR (IT Services)	1,710	138,664
Gold Fields, Ltd.ADR (Metals & Mining)	13,228	125,534
GSX Techedu, Inc.*ADR(a) (Diversified Consumer Services)	1,690	57,257
HDFC Bank, Ltd.*ADR (Banks)	17,107	1,329,042
Huazhu Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	2,166	118,913
ICICI Bank, Ltd.*ADR (Banks)	38,297	613,901
Infosys Technologies, Ltd.ADR (IT Services)	54,862	1,027,017
iQIYI, Inc.*ADR (Entertainment)	4,855	80,690
Itau Unibanco Holding S.A.ADR (Banks)	72,566	359,927
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	13,442	1,133,563
KB Financial Group, Inc.ADR (Banks)	5,853	289,314
KE Holdings, Inc.*ADR (Real Estate Management & Development)	2,382	135,726
Natura & Co. Holding SAADR (Personal Products)	6,281	106,714
NetEase, Inc.ADR (Entertainment)	6,001	619,663
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	22,425	313,950
NIO, Inc.*ADR (Automobiles)	19,353	754,380
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	27,861	236,261
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	5,235	700,862
POSCOADR (Metals & Mining)	4,805	346,921
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	7,120	168,317
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	10,288	183,743
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	5,332	145,190
Suzano Papel e Celulose S.A.*ADR (Paper & Forest Products)	10,601	129,544
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	47,654	5,636,515
TAL Education Group*ADR (Diversified Consumer Services)	5,983	322,185
Tata Motors, Ltd.*ADR (Automobiles)	5,669	117,859
Tencent Music Entertainment Group*ADR (Entertainment)	6,226	127,571
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	6,839	271,030
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	34,600	315,206
Vale S.A.ADR (Metals & Mining)	51,437	893,975
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	5,789	172,860
Wipro, Ltd.ADR (IT Services)	21,330	135,232
Zai Lab, Ltd.*ADR (Biotechnology)	1,041	138,901
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	9,433	274,972
TOTAL COMMON STOCKS (Cost $13,742,391)		26,318,071

Preferred Stock (1.1%)
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	34,394	293,725
TOTAL PREFERRED STOCK (Cost $72,063)		293,725

	Principal Amount	Value
Repurchase Agreements(b)(c) (3.5%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $966,000	$966,000	$966,000
TOTAL REPURCHASE AGREEMENTS (Cost $966,000)		966,000

	Shares	Value
Collateral for Securities Loaned (1.2%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.08%(d)	338,720	$338,720
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $338,720)		338,720

TOTAL INVESTMENT SECURITIES (Cost $15,119,174) - 101.7%		27,916,516
Net other assets (liabilities) - (1.7)%		(475,496)

NET ASSETS - 100.0%		$27,441,020

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $334,191.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2021, the aggregate amount held in a segregated account was $395,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2021.
ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	4/27/21	0.54%	$351,768	$8,399
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	4/27/21	0.59%	413,379	5,582
				$765,147	$13,981

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Emerging Markets invested in the following industries as of March 31, 2021:

	Value	% of Net Assets
Air Freight & Logistics	$274,972	1.0%
Automobiles	872,239	3.1%
Banks	2,904,659	10.7%
Beverages	390,491	1.5%
Biotechnology	344,268	1.3%
Construction Materials	157,996	0.6%
Diversified Consumer Services	693,392	2.5%
Diversified Telecommunication Services	391,102	1.4%
Entertainment	1,077,160	4.0%
Hotels, Restaurants & Leisure	118,913	0.4%
Insurance	231,997	0.8%
Interactive Media & Services	888,257	3.3%
Internet & Direct Marketing Retail	7,529,381	27.5%
IT Services	1,300,913	4.7%
Metals & Mining	1,687,332	6.0%
Oil, Gas & Consumable Fuels	731,467	2.7%
Paper & Forest Products	129,544	0.5%
Personal Products	106,714	0.4%
Pharmaceuticals	111,607	0.4%
Real Estate Management & Development	135,726	0.5%
Semiconductors & Semiconductor Equipment	6,147,363	22.4%
Wireless Telecommunication Services	386,303	1.3%
Other**	829,224	3.0%
Total	$27,441,020	100.0%

See accompanying notes to schedules of portfolio investments.

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of March 31, 2021:

	Value	% of Net Assets
Brazil	$2,513,393	9.2%
China	12,388,591	45.2%
India	3,334,658	12.2%
Indonesia	168,317	0.6%
Mexico	608,828	2.2%
South Africa	446,436	1.6%
South Korea	781,425	2.8%
Taiwan	6,370,148	23.2%
Other**	829,224	3.0%
Total	$27,441,020	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

March 31, 2021 :: ProFund VP Europe 30 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.3%)
Anheuser-Busch InBev N.V.ADR (Beverages)	11,435	$718,690
ArcelorMittal SA*NYS - Class A (Metals & Mining)	17,152	500,323
Argenx SE*ADR (Biotechnology)	789	217,283
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	2,169	1,339,054
AstraZeneca PLCADR (Pharmaceuticals)	11,829	588,137
Banco Santander S.A.ADR (Banks)	158,917	545,085
Barclays PLCADR (Banks)	53,234	544,584
BioNTech SE*ADR (Biotechnology)	2,564	279,963
BP PLCADR (Oil, Gas & Consumable Fuels)	26,419	643,303
British American Tobacco PLCADR (Tobacco)	16,167	626,310
Diageo PLCADR (Beverages)	3,944	647,644
Equinor ASAADR (Oil, Gas & Consumable Fuels)	29,771	579,344
GlaxoSmithKline PLCADR (Pharmaceuticals)	13,211	471,501
GW Pharmaceuticals PLC*ADR (Pharmaceuticals)	1,577	342,051
HSBC Holdings PLCADR (Banks)	26,223	764,137
ING Groep N.V.ADR (Banks)	45,939	561,834
Jumia Technologies AG*ADR (Internet & Direct Marketing Retail)	7,897	280,028
National Grid PLCADR (Multi-Utilities)	7,690	455,556
Nokia Corp.*ADR(a) (Communications Equipment)	96,807	383,356
NOVO Nordisk A/SADR (Pharmaceuticals)	10,449	704,472
RELX PLCADR (Professional Services)	19,126	481,210
Rio Tinto PLCADR (Metals & Mining)	10,052	780,538
Royal Dutch Shell PLCADR - Class A (Oil, Gas & Consumable Fuels)	22,082	865,835
Ryanair Holdings PLC*ADR (Airlines)	3,550	408,250
SanofiADR (Pharmaceuticals)	12,027	594,855
SAP SEADR (Software)	6,705	823,307
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	37,263	491,499
Tenaris S.A.ADR (Energy Equipment & Services)	21,095	478,646
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	16,562	770,796
Vodafone Group PLCADR (Wireless Telecommunication Services)	27,800	512,354
TOTAL COMMON STOCKS (Cost $11,677,060)		17,399,945

Collateral for Securities Loaned (0.5%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.08%(b)	83,262	83,262
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $83,262)		83,262

TOTAL INVESTMENT SECURITIES (Cost $11,760,322) - 100.8%		17,483,207
Net other assets (liabilities) - (0.8)%		(134,198)

NET ASSETS - 100.0%		$17,349,009

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $77,580.
(b)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2021.
ADR	American Depositary Receipt
NYS	New York Shares

ProFund VP Europe 30 invested in the following industries as of March 31, 2021:

	Value	% of Net Assets
Airlines	$408,250	2.4%
Banks	2,415,640	13.8%
Beverages	1,366,334	7.8%
Biotechnology	497,246	2.9%
Communications Equipment	874,855	5.0%
Energy Equipment & Services	478,646	2.8%
Internet & Direct Marketing Retail	280,028	1.6%
Metals & Mining	1,280,861	7.3%
Multi-Utilities	455,556	2.6%
Oil, Gas & Consumable Fuels	2,859,278	16.5%
Pharmaceuticals	2,701,016	15.7%
Professional Services	481,210	2.8%
Semiconductors & Semiconductor Equipment	1,339,054	7.7%
Software	823,307	4.8%
Tobacco	626,310	3.6%
Wireless Telecommunication Services	512,354	3.0%
Other**	(50,936)	(0.3)%
Total	$17,349,009	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of March 31, 2021:

	Value	% of Net Assets
Belgium	$718,690	4.1%
Denmark	704,472	4.1%
Finland	383,356	2.2%
France	1,365,651	7.9%
Germany	1,383,298	8.0%
Ireland	408,250	2.4%
Luxembourg	978,969	5.6%
Netherlands	2,984,006	17.2%
Norway	579,344	3.3%
Spain	545,085	3.1%
Sweden	491,499	2.8%
United Kingdom	6,857,325	39.6%
Other**	(50,936)	(0.3)%
Total	$17,349,009	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2021 :: ProFund VP Falling U.S. Dollar ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (104.6%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $749,000	$749,000	$749,000
TOTAL REPURCHASE AGREEMENTS (Cost $749,000)		749,000

TOTAL INVESTMENT SECURITIES
(Cost $749,000) - 104.6%		749,000
Net other assets (liabilities) - (4.6)%		(33,057)

NET ASSETS - 100.0%		$715,943

(a)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At March 31, 2021, the aggregate amount held in a segregated account was $73,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of March 31, 2021, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	38,695	U.S. dollar	$53,891	4/9/21	$53,339	$(552)
Canadian dollar	51,739	U.S. dollar	40,889	4/9/21	41,178	289
Euro	210,493	U.S. dollar	253,883	4/9/21	246,867	(7,016)
Japanese yen	5,922,219	U.S. dollar	55,322	4/9/21	53,498	(1,824)
Swedish krona	151,479	U.S. dollar	18,011	4/9/21	17,353	(658)
Swiss franc	12,294	U.S. dollar	13,404	4/9/21	13,013	(391)
Total Long Contracts			$435,400		$425,248	$(10,152)

As of March 31, 2021, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$78,426	British pound	57,017	4/9/21	$78,595	$(169)
U.S. dollar	62,950	Canadian dollar	79,189	4/9/21	63,025	(75)
U.S. dollar	377,288	Euro	318,323	4/9/21	373,331	3,957
U.S. dollar	87,920	Japanese yen	9,547,443	4/9/21	86,247	1,673
U.S. dollar	26,696	Swedish krona	229,375	4/9/21	26,276	420
U.S. dollar	22,675	Swiss franc	21,170	4/9/21	22,408	267
Total Short Contracts	$655,955				$649,882	$6,073

Long:
British pound	81,278	U.S. dollar	$113,399	4/9/21	$112,037	$(1,362)
Canadian dollar	110,316	U.S. dollar	87,329	4/9/21	87,799	470
Euro	460,657	U.S. dollar	556,271	4/9/21	540,261	(16,010)
Japanese yen	14,325,346	U.S. dollar	133,863	4/9/21	129,408	(4,455)
Swedish krona	339,445	U.S. dollar	40,406	4/9/21	38,886	(1,520)
Swiss franc	33,252	U.S. dollar	36,270	4/9/21	35,196	(1,074)
Total Long Contracts			$967,538		$943,587	$(23,951)

			Total unrealized appreciation			$7,076
			Total unrealized (depreciation)			(35,106)
			Total net unrealized appreciation/(depreciation)			$(28,030)

March 31, 2021 :: ProFund VP Financials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (97.5%)
Affiliated Managers Group, Inc. (Capital Markets)	230	$34,277
Aflac, Inc. (Insurance)	3,457	176,929
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	2,903	48,654
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	687	112,874
Alleghany Corp.* (Insurance)	76	47,598
Ally Financial, Inc. (Consumer Finance)	2,019	91,279
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	743	32,075
American Express Co. (Consumer Finance)	3,524	498,435
American Financial Group, Inc. (Insurance)	378	43,130
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	1,451	48,376
American International Group, Inc. (Insurance)	4,671	215,847
American Tower Corp. (Equity Real Estate Investment Trusts)	2,400	573,743
Americold Realty Trust (Equity Real Estate Investment Trusts)	1,363	52,435
Ameriprise Financial, Inc. (Capital Markets)	631	146,676
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	7,551	64,938
Aon PLC (Insurance)	1,220	280,734
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	803	34,336
Apartment Investment and Management Co. (Equity Real Estate Investment Trusts)	803	4,930
Apollo Global Management, Inc. (Capital Markets)	1,139	53,544
Arch Capital Group, Ltd.* (Insurance)	2,176	83,493
Ares Management Corp. - Class A (Capital Markets)	534	29,920
Arthur J. Gallagher & Co. (Insurance)	1,047	130,634
Assurant, Inc. (Insurance)	312	44,232
Athene Holding, Ltd.* (Insurance)	672	33,869
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	753	138,936
Axis Capital Holdings, Ltd. (Insurance)	434	21,513
Bank of America Corp. (Banks)	41,023	1,587,179
Bank OZK (Banks)	653	26,675
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	10,295	2,630,063
BlackRock, Inc. - Class A (Capital Markets)	767	578,287
Blackstone Group, Inc. - Class A (Capital Markets)	3,692	275,165
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	794	24,614
BOK Financial Corp. (Banks)	166	14,827
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	766	77,565
Brighthouse Financial, Inc.* (Insurance)	472	20,886
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,601	32,388
Brown & Brown, Inc. (Insurance)	1,263	57,732
Camden Property Trust (Equity Real Estate Investment Trusts)	526	57,813
Capital One Financial Corp. (Consumer Finance)	2,480	315,530
Cboe Global Markets, Inc. (Capital Markets)	579	57,142
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,812	143,347
Chubb, Ltd. (Insurance)	2,430	383,867
Cincinnati Financial Corp. (Insurance)	809	83,400
Citigroup, Inc. (Banks)	11,271	819,964
Citizens Financial Group, Inc. (Banks)	2,295	101,324
CME Group, Inc. (Capital Markets)	1,938	395,798
CNA Financial Corp. (Insurance)	147	6,561
Comerica, Inc. (Banks)	751	53,877
Commerce Bancshares, Inc. (Banks)	570	43,668
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	231	27,685
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	607	15,982
CoStar Group, Inc.* (Professional Services)	213	175,063
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	803	28,386
Credit Acceptance Corp.* (Consumer Finance)	63	22,694
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	2,330	401,063
CubeSmart (Equity Real Estate Investment Trusts)	1,078	40,781
Cullen/Frost Bankers, Inc. (Banks)	303	32,954
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	651	44,086
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,518	213,795
Discover Financial Services (Consumer Finance)	1,656	157,303
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	892	28,009
Duke Realty Corp. (Equity Real Estate Investment Trusts)	2,017	84,573
East West Bancorp, Inc. (Banks)	765	56,457
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	214	30,662
Enstar Group, Ltd.* (Insurance)	71	17,518
Equinix, Inc. (Equity Real Estate Investment Trusts)	482	327,562
Equitable Holdings, Inc. (Diversified Financial Services)	2,117	69,057
Equity Commonwealth (Equity Real Estate Investment Trusts)	656	18,237
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	916	58,294
Equity Residential (Equity Real Estate Investment Trusts)	1,852	132,659
Erie Indemnity Co. - Class A (Insurance)	135	29,823
Essent Group, Ltd. (Thrifts & Mortgage Finance)	609	28,921
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	351	95,416

	Shares	Value
Common Stocks, continued
Everest Re Group, Ltd. (Insurance)	216	$53,527
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	713	94,508
F.N.B. Corp. (Banks)	1,735	22,035
FactSet Research Systems, Inc. (Capital Markets)	205	63,261
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	377	38,247
Federated Hermes, Inc. - Class B (Capital Markets)	508	15,900
Fifth Third Bancorp (Banks)	3,841	143,845
First American Financial Corp. (Insurance)	593	33,593
First Citizens BancShares, Inc. - Class A (Banks)	38	31,759
First Financial Bankshares, Inc. (Banks)	769	35,935
First Horizon Corp. (Banks)	2,998	50,703
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	698	31,961
First Republic Bank (Banks)	950	158,413
FirstCash, Inc. (Consumer Finance)	221	14,513
FNF Group (Insurance)	1,573	63,958
Franklin Resources, Inc. (Capital Markets)	1,474	43,630
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,182	50,152
Glacier Bancorp, Inc. (Banks)	514	29,339
Globe Life, Inc. (Insurance)	512	49,475
Green Dot Corp.* - Class A (Consumer Finance)	292	13,371
Hartford Financial Services Group, Inc. (Insurance)	1,931	128,971
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	755	22,892
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	1,181	32,572
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	2,909	92,332
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	562	24,132
Home BancShares, Inc. (Banks)	820	22,181
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	3,808	64,165
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	815	22,111
Huntington Bancshares, Inc. (Banks)	5,493	86,350
Interactive Brokers Group, Inc. (Capital Markets)	437	31,918
Intercontinental Exchange, Inc. (Capital Markets)	3,034	338,837
Invesco, Ltd. (Capital Markets)	2,033	51,272
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	3,063	97,985
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,557	57,625
Janus Henderson Group PLC (Capital Markets)	921	28,689
JBG Smith Properties (Equity Real Estate Investment Trusts)	596	18,947
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	276	49,415
JPMorgan Chase & Co. (Banks)	16,478	2,508,445
Kemper Corp. (Insurance)	332	26,467
KeyCorp (Banks)	5,231	104,515
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	573	37,606
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	2,335	43,781
KKR & Co., Inc. (Capital Markets)	3,113	152,070
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	467	43,861
Lazard, Ltd. - Class A (Capital Markets)	609	26,498
LendingTree, Inc.* (Thrifts & Mortgage Finance)	60	12,780
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,498	16,643
Life Storage, Inc. (Equity Real Estate Investment Trusts)	407	34,982
Lincoln National Corp. (Insurance)	975	60,713
Loews Corp. (Insurance)	1,226	62,869
LPL Financial Holdings, Inc. (Capital Markets)	430	61,129
M&T Bank Corp. (Banks)	696	105,521
Markel Corp.* (Insurance)	75	85,472
MarketAxess Holdings, Inc. (Capital Markets)	205	102,074
Marsh & McLennan Cos., Inc. (Insurance)	2,745	334,341
Mastercard, Inc. - Class A (IT Services)	4,734	1,685,541
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,131	66,628
Mercury General Corp. (Insurance)	143	8,696
MetLife, Inc. (Insurance)	4,059	246,747
MGIC Investment Corp. (Thrifts & Mortgage Finance)	1,827	25,304
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	618	89,214
Moody’s Corp. (Capital Markets)	868	259,193
Morgan Stanley (Capital Markets)	8,104	629,357
Morningstar, Inc. (Capital Markets)	115	25,880
MSCI, Inc. - Class A (Capital Markets)	446	186,999
Nasdaq, Inc. (Capital Markets)	622	91,720
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	244	17,636
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	946	41,690
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	2,238	25,178
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,514	31,727
Northern Trust Corp. (Capital Markets)	1,126	118,354
Old Republic International Corp. (Insurance)	1,527	33,350
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,252	45,861
Onemain Holdings, Inc. (Consumer Finance)	450	24,174
People’s United Financial, Inc. (Banks)	2,297	41,116
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,136	20,073
Pinnacle Financial Partners, Inc. (Banks)	410	36,351
Popular, Inc. (Banks)	455	31,996
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	362	19,157
Primerica, Inc. (Insurance)	213	31,486
Principal Financial Group, Inc. (Insurance)	1,369	82,085
PROG Holdings, Inc. (Consumer Finance)	366	15,844

	Shares	Value
Common Stocks, continued
Prologis, Inc. (Equity Real Estate Investment Trusts)	3,994	$423,363
Prosperity Bancshares, Inc. (Banks)	502	37,595
Prudential Financial, Inc. (Insurance)	2,144	195,318
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	108	16,695
Public Storage (Equity Real Estate Investment Trusts)	821	202,590
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,034	24,041
Raymond James Financial, Inc. (Capital Markets)	661	81,012
Rayonier, Inc. (Equity Real Estate Investment Trusts)	744	23,994
Realty Income Corp. (Equity Real Estate Investment Trusts)	2,015	127,953
Regency Centers Corp. (Equity Real Estate Investment Trusts)	854	48,430
Regions Financial Corp. (Banks)	5,185	107,122
Reinsurance Group of America, Inc. (Insurance)	368	46,386
RenaissanceRe Holdings, Ltd. (Insurance)	274	43,909
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	709	35,734
RLI Corp. (Insurance)	215	23,988
Rocket Cos., Inc. - Class A (Thrifts & Mortgage Finance)	622	14,362
S&P Global, Inc. (Capital Markets)	1,300	458,731
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,137	19,738
Santander Consumer USA Holdings, Inc. (Consumer Finance)	379	10,256
SBA Communications Corp. (Equity Real Estate Investment Trusts)	590	163,755
SEI Investments Co. (Capital Markets)	644	39,239
Selective Insurance Group, Inc. (Insurance)	323	23,430
Signature Bank (Banks)	307	69,413
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,774	201,828
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	375	26,246
SLM Corp. (Consumer Finance)	1,809	32,508
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	620	26,350
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,542	38,149
State Street Corp. (Capital Markets)	1,899	159,535
Stifel Financial Corp. (Capital Markets)	567	36,322
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,295	43,383
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	602	90,324
SVB Financial Group* (Banks)	292	144,149
Synchrony Financial (Consumer Finance)	2,933	119,256
Synovus Financial Corp. (Banks)	802	36,692
T. Rowe Price Group, Inc. (Capital Markets)	1,231	211,240
TCF Financial Corp. (Banks)	824	38,283
TFS Financial Corp. (Thrifts & Mortgage Finance)	257	5,235
The Allstate Corp. (Insurance)	1,635	187,862
The Bank of New York Mellon Corp. (Capital Markets)	4,356	205,995
The Carlyle Group, Inc. (Capital Markets)	632	23,232
The Charles Schwab Corp. (Capital Markets)	8,081	526,720
The Goldman Sachs Group, Inc. (Capital Markets)	1,857	607,239
The Hanover Insurance Group, Inc. (Insurance)	196	25,374
The Howard Hughes Corp.* (Real Estate Management & Development)	244	23,212
The PNC Financial Services Group, Inc. (Banks)	2,290	401,689
The Progressive Corp. (Insurance)	3,164	302,510
The Travelers Cos., Inc. (Insurance)	1,362	204,845
Tradeweb Markets, Inc. - Class A (Capital Markets)	549	40,626
Truist Financial Corp. (Banks)	7,275	424,277
U.S. Bancorp (Banks)	7,380	408,188
UDR, Inc. (Equity Real Estate Investment Trusts)	1,603	70,308
UMB Financial Corp. (Banks)	234	21,605
Umpqua Holdings Corp. (Banks)	1,190	20,885
United Bankshares, Inc. (Banks)	697	26,890
Unum Group (Insurance)	1,100	30,613
Valley National Bancorp (Banks)	2,189	30,077
Ventas, Inc. (Equity Real Estate Investment Trusts)	2,022	107,853
VEREIT, Inc. (Equity Real Estate Investment Trusts)	1,237	47,773
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	2,898	81,840
Virtu Financial, Inc. - Class A (Capital Markets)	435	13,507
Visa, Inc. - Class A (IT Services)	9,158	1,939,023
Vornado Realty Trust (Equity Real Estate Investment Trusts)	848	38,491
Voya Financial, Inc. (Diversified Financial Services)	668	42,512
W.R. Berkley Corp. (Insurance)	757	57,040
Webster Financial Corp. (Banks)	488	26,894
Wells Fargo & Co. (Banks)	22,326	872,276
Welltower, Inc. (Equity Real Estate Investment Trusts)	2,254	161,454
Western Alliance Bancorp (Banks)	559	52,792
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	4,038	143,753
White Mountains Insurance Group, Ltd. (Insurance)	17	18,953
Willis Towers Watson PLC (Insurance)	697	159,529
Wintrust Financial Corp. (Banks)	307	23,271
WP Carey, Inc. (Equity Real Estate Investment Trusts)	947	67,010
Zions Bancorp (Banks)	887	48,750
TOTAL COMMON STOCKS
(Cost $11,961,891)		33,859,124

	Principal Amount	Value
Repurchase Agreements(a) (1.7%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $596,000	$596,000	$596,000
TOTAL REPURCHASE AGREEMENTS
(Cost $596,000)		596,000

TOTAL INVESTMENT SECURITIES (Cost $12,557,891) - 99.2%		34,455,124
Net other assets (liabilities) - 0.8%		264,727

NET ASSETS - 100.0%		$34,719,851

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	4/23/21	0.59%	$821,297	$14,458

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Financials invested in the following industries as of March 31, 2021:

	Value	% of Net Assets
Banks	$8,936,277	25.7%
Capital Markets	6,200,988	17.9%
Consumer Finance	1,315,163	3.8%
Diversified Financial Services	2,741,632	7.9%
Equity Real Estate Investment Trusts	6,006,287	17.3%
Insurance	4,299,273	12.4%
IT Services	3,624,564	10.4%
Mortgage Real Estate Investment Trusts	201,533	0.6%
Professional Services	175,063	0.5%
Real Estate Management & Development	215,974	0.6%
Thrifts & Mortgage Finance	142,370	0.4%
Other**	860,727	2.5%
Total	$34,719,851	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2021 :: ProFund VP Health Care ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (97.5%)
10X Genomics, Inc.* - Class A (Life Sciences Tools & Services)	755	$136,655
1Life Healthcare, Inc.* (Health Care Providers & Services)	791	30,912
Abbott Laboratories (Health Care Equipment & Supplies)	18,275	2,190,075
AbbVie, Inc. (Biotechnology)	18,217	1,971,445
ABIOMED, Inc.* (Health Care Equipment & Supplies)	467	148,847
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	919	52,512
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,205	31,089
Acceleron Pharma, Inc.* (Biotechnology)	543	73,636
Agilent Technologies, Inc. (Life Sciences Tools & Services)	3,143	399,601
Agios Pharmaceuticals, Inc.* (Biotechnology)	596	30,777
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,268	346,800
Align Technology, Inc.* (Health Care Equipment & Supplies)	743	402,357
Alkermes PLC* (Biotechnology)	1,643	30,691
Allogene Therapeutics, Inc.* (Biotechnology)	682	24,075
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,207	170,416
Amedisys, Inc.* (Health Care Providers & Services)	339	89,764
American Well Corp.* - Class A (Health Care Technology)	577	10,022
Amgen, Inc. (Biotechnology)	5,958	1,482,410
Anthem, Inc. (Health Care Providers & Services)	2,526	906,708
Atea Pharmaceuticals, Inc.* (Biotechnology)	128	7,904
Avantor, Inc.* (Life Sciences Tools & Services)	5,333	154,284
Baxter International, Inc. (Health Care Equipment & Supplies)	5,211	439,496
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	2,997	728,721
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	86	4,320
Biogen, Inc.* (Biotechnology)	1,571	439,487
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,876	141,657
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	222	126,800
Bio-Techne Corp. (Life Sciences Tools & Services)	400	152,772
Bluebird Bio, Inc.* (Biotechnology)	693	20,894
Blueprint Medicines Corp.* (Biotechnology)	598	58,144
Boston Scientific Corp.* (Health Care Equipment & Supplies)	14,620	565,063
Bristol-Myers Squibb Co. (Pharmaceuticals)	23,113	1,459,124
Bruker Corp. (Life Sciences Tools & Services)	1,048	67,365
Catalent, Inc.* (Pharmaceuticals)	1,756	184,924
Centene Corp.* (Health Care Providers & Services)	6,000	383,460
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	513	148,683
Chemed Corp. (Health Care Providers & Services)	165	75,870
Cigna Corp. (Health Care Providers & Services)	3,630	877,516
Covetrus, Inc.* (Health Care Providers & Services)	1,026	30,749
CVS Health Corp. (Health Care Providers & Services)	13,528	1,017,711
Danaher Corp. (Health Care Equipment & Supplies)	6,539	1,471,797
DaVita, Inc.* (Health Care Providers & Services)	745	80,289
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	2,260	144,211
DexCom, Inc.* (Health Care Equipment & Supplies)	992	356,515
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	6,444	538,976
Elanco Animal Health, Inc.* (Pharmaceuticals)	4,871	143,451
Eli Lilly & Co. (Pharmaceuticals)	8,206	1,533,045
Emergent BioSolutions, Inc.* (Biotechnology)	467	43,389
Encompass Health Corp. (Health Care Providers & Services)	1,024	83,866
Exact Sciences Corp.* (Biotechnology)	1,744	229,824
Exelixis, Inc.* (Biotechnology)	3,219	72,717
FibroGen, Inc.* (Biotechnology)	864	29,989
Gilead Sciences, Inc. (Biotechnology)	12,963	837,799
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	797	49,151
GoodRx Holdings, Inc.* - Class A (Health Care Technology)	408	15,920
Guardant Health, Inc.* (Health Care Providers & Services)	881	134,485
Haemonetics Corp.* (Health Care Equipment & Supplies)	524	58,169
HCA Healthcare, Inc. (Health Care Providers & Services)	2,735	515,110
HealthEquity, Inc.* (Health Care Providers & Services)	855	58,140
Henry Schein, Inc.* (Health Care Providers & Services)	1,470	101,783
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	685	75,679
Hologic, Inc.* (Health Care Equipment & Supplies)	2,658	197,702
Horizon Therapeutics PLC* (Pharmaceuticals)	2,311	212,704
Humana, Inc. (Health Care Providers & Services)	1,329	557,183
ICU Medical, Inc.* (Health Care Equipment & Supplies)	203	41,704
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	881	431,082

	Shares	Value
Common Stocks, continued
Illumina, Inc.* (Life Sciences Tools & Services)	1,505	$578,010
Incyte Corp.* (Biotechnology)	1,928	156,689
Insulet Corp.* (Health Care Equipment & Supplies)	682	177,947
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	731	50,505
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,214	897,073
Ionis Pharmaceuticals, Inc.* (Biotechnology)	1,452	65,282
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	1,973	381,065
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	581	95,499
Johnson & Johnson (Pharmaceuticals)	27,118	4,456,844
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	1,007	256,815
LHC Group, Inc.* (Health Care Providers & Services)	326	62,334
Masimo Corp.* (Health Care Equipment & Supplies)	525	120,572
McKesson Corp. (Health Care Providers & Services)	1,640	319,866
Medtronic PLC (Health Care Equipment & Supplies)	13,907	1,642,833
Merck & Co., Inc. (Pharmaceuticals)	26,103	2,012,280
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	241	278,521
Moderna, Inc.* (Biotechnology)	3,134	410,397
Molina Healthcare, Inc.* (Health Care Providers & Services)	598	139,788
Nektar Therapeutics* (Pharmaceuticals)	1,879	37,580
Neogen Corp.* (Health Care Equipment & Supplies)	549	48,801
Neurocrine Biosciences, Inc.* (Biotechnology)	969	94,235
Novavax, Inc.* (Biotechnology)	701	127,098
Novocure, Ltd.* (Health Care Equipment & Supplies)	878	116,054
NuVasive, Inc.* (Health Care Equipment & Supplies)	530	34,747
Oak Street Health, Inc.* (Health Care Providers & Services)	174	9,443
Penumbra, Inc.* (Health Care Equipment & Supplies)	350	94,703
Perrigo Co. PLC (Pharmaceuticals)	1,373	55,565
Pfizer, Inc. (Pharmaceuticals)	57,540	2,084,675
PPD, Inc.* (Life Sciences Tools & Services)	1,120	42,381
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	666	102,118
Premier, Inc. (Health Care Providers & Services)	731	24,744
Quest Diagnostics, Inc. (Health Care Providers & Services)	1,377	176,724
Quidel Corp.* (Health Care Equipment & Supplies)	397	50,788
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,086	513,830
Repligen Corp.* (Biotechnology)	525	102,065
ResMed, Inc. (Health Care Equipment & Supplies)	1,501	291,224
Royalty Pharma PLC - Class A (Pharmaceuticals)	881	38,429
Sarepta Therapeutics, Inc.* (Biotechnology)	819	61,040
Seagen, Inc.* (Biotechnology)	1,308	181,629
STERIS PLC (Health Care Equipment & Supplies)	881	167,813
Stryker Corp. (Health Care Equipment & Supplies)	3,376	822,326
Syneos Health, Inc.* (Life Sciences Tools & Services)	853	64,700
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	645	56,921
Teladoc Health, Inc.* (Health Care Technology)	1,339	243,364
Teleflex, Inc. (Health Care Equipment & Supplies)	482	200,252
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,096	56,992
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	507	194,734
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	4,062	1,853,816
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	649	73,895
United Therapeutics Corp.* (Biotechnology)	460	76,944
UnitedHealth Group, Inc. (Health Care Providers & Services)	9,752	3,628,428
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	803	107,112
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	947	167,174
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,682	576,335
Viatris, Inc.* (Pharmaceuticals)	12,453	173,968
Vir Biotechnology, Inc.* (Biotechnology)	673	34,505
Waters Corp.* (Life Sciences Tools & Services)	642	182,437
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	764	215,280
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	2,144	343,212
Zoetis, Inc. (Pharmaceuticals)	4,902	771,967
TOTAL COMMON STOCKS (Cost $15,017,326)		50,030,784

	Principal Amount	Value
Repurchase Agreements(a) (2.4%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $1,222,000	$1,222,000	$1,222,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,222,000)		1,222,000

TOTAL INVESTMENT SECURITIES (Cost $16,239,326) - 99.9%		51,252,784
Net other assets (liabilities) - 0.1%		43,097

NET ASSETS - 100.0%		$51,295,881

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	4/23/21	0.59%	$1,002,625	$18,520

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Health Care invested in the following industries as of March 31, 2021:
	Value	% of Net Assets
Biotechnology	$8,517,087	16.6%
Health Care Equipment & Supplies	13,532,504	26.3%
Health Care Providers & Services	9,778,304	19.1%
Health Care Technology	269,306	0.5%
Life Sciences Tools & Services	4,673,528	9.1%
Pharmaceuticals	13,260,055	25.9%
Other**	1,265,097	2.5%
Total	$51,295,881	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2021 :: ProFund VP Industrials ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (98.1%)
3M Co. (Industrial Conglomerates)	2,416	$465,515
A.O. Smith Corp. (Building Products)	565	38,200
Accenture PLC - Class A (IT Services)	2,647	731,234
Acuity Brands, Inc. (Electrical Equipment)	151	24,915
ADT, Inc. (Commercial Services & Supplies)	637	5,376
AECOM* (Construction & Engineering)	616	39,492
Affirm Holdings, Inc.* (IT Services)	136	9,618
AGCO Corp. (Machinery)	257	36,918
Air Lease Corp. (Trading Companies & Distributors)	447	21,903
Allegion PLC (Building Products)	378	47,484
Allison Transmission Holdings, Inc. (Machinery)	467	19,068
Amcor PLC (Containers & Packaging)	6,520	76,154
AMETEK, Inc. (Electrical Equipment)	963	123,004
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	2,500	164,925
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	161	14,678
AptarGroup, Inc. (Containers & Packaging)	272	38,534
Armstrong World Industries, Inc. (Building Products)	200	18,018
Array Technologies, Inc.* (Electrical Equipment)	456	13,598
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	311	34,465
ASGN, Inc.* (Professional Services)	221	21,092
Automatic Data Processing, Inc. (IT Services)	1,786	336,607
Avery Dennison Corp. (Containers & Packaging)	347	63,727
Avnet, Inc. (Electronic Equipment, Instruments & Components)	415	17,227
Axon Enterprise, Inc.* (Aerospace & Defense)	266	37,884
Ball Corp. (Containers & Packaging)	1,368	115,923
Berry Global Group, Inc.* (Containers & Packaging)	559	34,323
Black Knight, Inc.* (IT Services)	655	48,463
Booz Allen Hamilton Holding Corp. (IT Services)	574	46,224
Broadridge Financial Solutions, Inc. (IT Services)	483	73,947
BWX Technologies, Inc. (Aerospace & Defense)	397	26,178
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	558	53,250
CACI International, Inc.* - Class A (IT Services)	105	25,899
Carlisle Cos., Inc. (Industrial Conglomerates)	223	36,701
Carrier Global Corp. (Building Products)	3,410	143,970
Caterpillar, Inc. (Machinery)	2,276	527,736
Cimpress PLC* (Commercial Services & Supplies)	82	8,211
Cintas Corp. (Commercial Services & Supplies)	368	125,602
Clarivate PLC* (Professional Services)	1,091	28,791
Clean Harbors, Inc.* (Commercial Services & Supplies)	211	17,737
Cognex Corp. (Electronic Equipment, Instruments & Components)	735	60,998
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	102	25,795
Colfax Corp.* (Machinery)	481	21,073
Concentrix Corp.* (IT Services)	173	25,902
CoreLogic, Inc. (IT Services)	305	24,171
Corning, Inc. (Electronic Equipment, Instruments & Components)	3,206	139,493
Crane Co. (Machinery)	207	19,439
Crown Holdings, Inc. (Containers & Packaging)	563	54,634
CSX Corp. (Road & Rail)	3,183	306,905
Cummins, Inc. (Machinery)	617	159,871
Curtiss-Wright Corp. (Aerospace & Defense)	170	20,162
Deere & Co. (Machinery)	1,308	489,375
Dolby Laboratories, Inc. - Class A (Electronic Equipment, Instruments & Components)	273	26,951
Donaldson Co., Inc. (Machinery)	526	30,592
Dover Corp. (Machinery)	600	82,278
Dun & Bradstreet Holdings, Inc.* (Professional Services)	575	13,691
Eagle Materials, Inc. (Construction Materials)	174	23,387
Eaton Corp. PLC (Electrical Equipment)	1,661	229,682
EMCOR Group, Inc. (Construction & Engineering)	228	25,572
Emerson Electric Co. (Electrical Equipment)	2,503	225,821
EnerSys (Electrical Equipment)	177	16,072
Equifax, Inc. (Professional Services)	508	92,014
Euronet Worldwide, Inc.* (IT Services)	220	30,426
Expeditors International of Washington, Inc. (Air Freight & Logistics)	707	76,137
Fastenal Co. (Trading Companies & Distributors)	2,397	120,522
FedEx Corp. (Air Freight & Logistics)	1,018	289,153
Fidelity National Information Services, Inc. (IT Services)	2,592	364,461
Fiserv, Inc.* (IT Services)	2,402	285,934
FleetCor Technologies, Inc.* (IT Services)	349	93,752
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	548	30,946
Flowserve Corp. (Machinery)	545	21,151
Fortive Corp. (Machinery)	1,411	99,673
Fortune Brands Home & Security, Inc. (Building Products)	578	55,384
FTI Consulting, Inc.* (Professional Services)	143	20,036
Gates Industrial Corp. PLC* (Machinery)	281	4,493

	Shares	Value
Common Stocks, continued
Generac Holdings, Inc.* (Electrical Equipment)	262	$85,792
General Dynamics Corp. (Aerospace & Defense)	968	175,750
General Electric Co. (Industrial Conglomerates)	36,591	480,440
Genpact, Ltd. (IT Services)	730	31,259
Global Payments, Inc. (IT Services)	1,232	248,347
Graco, Inc. (Machinery)	705	50,492
Graphic Packaging Holding Co. (Containers & Packaging)	1,118	20,303
HEICO Corp. (Aerospace & Defense)	176	22,141
HEICO Corp. - Class A (Aerospace & Defense)	308	34,989
Hexcel Corp.* (Aerospace & Defense)	350	19,600
Honeywell International, Inc. (Industrial Conglomerates)	2,903	630,154
Howmet Aerospace, Inc.* (Aerospace & Defense)	1,629	52,340
Hubbell, Inc. (Electrical Equipment)	226	42,237
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	167	34,377
IDEX Corp. (Machinery)	316	66,145
Illinois Tool Works, Inc. (Machinery)	1,202	266,267
Ingersoll Rand, Inc.* (Machinery)	1,555	76,522
Insperity, Inc. (Professional Services)	149	12,477
International Paper Co. (Containers & Packaging)	1,641	88,728
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	150	31,641
Itron, Inc.* (Electronic Equipment, Instruments & Components)	185	16,400
ITT, Inc. (Machinery)	361	32,819
J.B. Hunt Transport Services, Inc. (Road & Rail)	349	58,656
Jabil, Inc. (Electronic Equipment, Instruments & Components)	565	29,470
Jack Henry & Associates, Inc. (IT Services)	317	48,095
Jacobs Engineering Group, Inc. (Construction & Engineering)	544	70,323
Johnson Controls International PLC (Building Products)	3,005	179,309
Kansas City Southern (Road & Rail)	379	100,026
KBR, Inc. (IT Services)	589	22,612
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	777	111,422
Kirby Corp.* (Marine)	251	15,130
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	512	24,622
L3Harris Technologies, Inc. (Aerospace & Defense)	859	174,102
Landstar System, Inc. (Road & Rail)	161	26,575
Leidos Holdings, Inc. (IT Services)	556	53,532
Lennox International, Inc. (Building Products)	144	44,869
Lincoln Electric Holdings, Inc. (Machinery)	249	30,612
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	102	26,973
Lockheed Martin Corp. (Aerospace & Defense)	1,029	380,215
Louisiana-Pacific Corp. (Paper & Forest Products)	445	24,680
Macquarie Infrastructure Corp. (Transportation Infrastructure)	306	9,734
ManpowerGroup, Inc. (Professional Services)	229	22,648
Martin Marietta Materials, Inc. (Construction Materials)	260	87,313
Masco Corp. (Building Products)	1,073	64,273
MasTec, Inc.* (Construction & Engineering)	235	22,020
MAXIMUS, Inc. (IT Services)	256	22,794
Mercury Systems, Inc.* (Aerospace & Defense)	234	16,532
MSA Safety, Inc. (Commercial Services & Supplies)	152	22,803
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	195	17,587
National Instruments Corp. (Electronic Equipment, Instruments & Components)	549	23,709
Navistar International Corp.* (Machinery)	208	9,158
Nielsen Holdings PLC (Professional Services)	1,493	37,549
Nikola Corp.* (Machinery)	589	8,181
Nordson Corp. (Machinery)	225	44,703
Norfolk Southern Corp. (Road & Rail)	1,051	282,215
Northrop Grumman Corp. (Aerospace & Defense)	648	209,719
nVent Electric PLC (Electrical Equipment)	702	19,593
Old Dominion Freight Line, Inc. (Road & Rail)	401	96,404
Oshkosh Corp. (Machinery)	286	33,937
Otis Worldwide Corp. (Machinery)	1,702	116,502
Owens Corning (Building Products)	437	40,243
PACCAR, Inc. (Machinery)	1,448	134,548
Packaging Corp. of America (Containers & Packaging)	396	53,254
Parker-Hannifin Corp. (Machinery)	539	170,017
Paychex, Inc. (IT Services)	1,339	131,249
PayPal Holdings, Inc.* (IT Services)	4,887	1,186,759
Pentair PLC (Machinery)	692	43,125
PerkinElmer, Inc. (Life Sciences Tools & Services)	468	60,040
Quanta Services, Inc. (Construction & Engineering)	577	50,764
Raytheon Technologies Corp. (Aerospace & Defense)	6,341	489,968
Regal Beloit Corp. (Electrical Equipment)	169	24,113
Republic Services, Inc. - Class A (Commercial Services & Supplies)	878	87,229
Robert Half International, Inc. (Professional Services)	472	36,849
Rockwell Automation, Inc. (Electrical Equipment)	484	128,473
Roper Technologies, Inc. (Industrial Conglomerates)	437	176,260
Science Applications International Corp. (IT Services)	243	20,312
Sealed Air Corp. (Containers & Packaging)	647	29,646
Sensata Technologies Holding PLC* (Electrical Equipment)	658	38,131
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	332	11,547
Silgan Holdings, Inc. (Containers & Packaging)	326	13,702
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	185	31,587
Snap-on, Inc. (Machinery)	225	51,917

	Shares	Value
Common Stocks, continued
Sonoco Products Co. (Containers & Packaging)	419	$26,523
Square, Inc.* - Class A (IT Services)	1,627	369,410
Stericycle, Inc.* (Commercial Services & Supplies)	382	25,789
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,382	178,429
Teledyne Technologies, Inc.* (Aerospace & Defense)	155	64,116
Tetra Tech, Inc. (Commercial Services & Supplies)	225	30,537
Textron, Inc. (Aerospace & Defense)	946	53,052
The Boeing Co.* (Aerospace & Defense)	2,289	583,053
The Middleby Corp.* (Machinery)	231	38,288
The Sherwin-Williams Co. (Chemicals)	337	248,709
The Timken Co. (Machinery)	284	23,052
The Toro Co. (Machinery)	449	46,310
The Western Union Co. (IT Services)	1,716	42,317
Trane Technologies PLC (Building Products)	995	164,732
TransDigm Group, Inc.* (Aerospace & Defense)	227	133,458
TransUnion (Professional Services)	796	71,640
Trex Co., Inc.* (Building Products)	483	44,214
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	1,047	81,446
TriNet Group, Inc.* (Professional Services)	165	12,863
Union Pacific Corp. (Road & Rail)	2,796	616,266
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	3,004	510,649
United Rentals, Inc.* (Trading Companies & Distributors)	301	99,122
Univar Solutions, Inc.* (Trading Companies & Distributors)	708	15,250
Valmont Industries, Inc. (Construction & Engineering)	89	21,153
Verisk Analytics, Inc. - Class A (Professional Services)	679	119,974
Vontier Corp.* (Electronic Equipment, Instruments & Components)	704	21,310
Vulcan Materials Co. (Construction Materials)	553	93,319
W.W. Grainger, Inc. (Trading Companies & Distributors)	184	73,771
Waste Management, Inc. (Commercial Services & Supplies)	1,624	209,528
Watsco, Inc. (Trading Companies & Distributors)	138	35,984
Westinghouse Air Brake Technologies Corp. (Machinery)	740	58,578
WestRock Co. (Containers & Packaging)	1,099	57,203
WEX, Inc.* (IT Services)	185	38,706
Woodward, Inc. (Machinery)	245	29,554
XPO Logistics, Inc.* (Air Freight & Logistics)	426	52,526
Xylem, Inc. (Machinery)	753	79,201
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	223	108,195
TOTAL COMMON STOCKS (Cost $8,085,480)		19,914,314

	Principal Amount	Value
Repurchase Agreements(a) (1.3%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $274,000	$274,000	$274,000
TOTAL REPURCHASE AGREEMENTS (Cost $274,000)		274,000

TOTAL INVESTMENT SECURITIES (Cost $8,359,480) - 99.4%		20,188,314
Net other assets (liabilities) - 0.6%		114,427

NET ASSETS - 100.0%		$20,302,741

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	4/23/21	0.59%	$281,911	$6,444

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Industrials invested in the following industries as of March 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$2,527,636	12.5%
Air Freight & Logistics	981,715	4.8%
Building Products	840,696	4.1%
Chemicals	248,709	1.2%
Commercial Services & Supplies	532,812	2.6%
Construction & Engineering	229,324	1.1%
Construction Materials	204,019	1.0%
Containers & Packaging	672,654	3.4%
Electrical Equipment	982,978	4.8%
Electronic Equipment, Instruments & Components	1,129,795	5.6%
Industrial Conglomerates	1,789,070	8.9%
IT Services	4,312,030	21.2%
Life Sciences Tools & Services	60,040	0.3%
Machinery	2,921,595	14.5%
Marine	15,130	0.1%
Paper & Forest Products	24,680	0.1%
Professional Services	489,624	2.4%
Road & Rail	1,511,669	7.4%
Trading Companies & Distributors	430,404	2.1%
Transportation Infrastructure	9,734	NM
Other**	388,427	1.9%
Total	$20,302,741	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

March 31, 2021 :: ProFund VP International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (97.4%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $12,314,000	$12,314,000	$12,314,000
TOTAL REPURCHASE AGREEMENTS
(Cost $12,314,000)		12,314,000

TOTAL INVESTMENT SECURITIES
(Cost $12,314,000) - 97.4%		12,314,000
Net other assets (liabilities) - 2.6%		325,873

NET ASSETS - 100.0%		$12,639,873

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2021, the aggregate amount held in a segregated account was $1,816,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	4/27/21	0.39%	$6,385,063	$(43,150)
MSCI EAFE Index	UBS AG	4/27/21	0.89%	6,234,320	(45,519)
				$12,619,383	$(88,669)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2021 :: ProFund VP Internet ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (98.6%)
Akamai Technologies, Inc.* (IT Services)	3,404	$346,868
Alphabet, Inc.* - Class A (Interactive Media & Services)	523	1,078,698
Alphabet, Inc.* - Class C (Interactive Media & Services)	501	1,036,384
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	714	2,209,173
Arista Networks, Inc.* (Communications Equipment)	1,177	355,325
Box, Inc.* - Class A (Software)	7,461	171,305
Ciena Corp.* (Communications Equipment)	4,704	257,403
Cisco Systems, Inc. (Communications Equipment)	20,670	1,068,845
Citrix Systems, Inc. (Software)	2,526	354,549
Cloudera, Inc.* (Software)	10,917	132,860
CommScope Holding Co., Inc.* (Communications Equipment)	10,255	157,517
Coupa Software, Inc.* (Software)	1,335	339,731
Datadog, Inc.* - Class A (Software)	4,177	348,111
DocuSign, Inc.* (Software)	2,409	487,702
Dropbox, Inc.* (Software)	9,379	250,044
eBay, Inc. (Internet & Direct Marketing Retail)	8,803	539,096
Etsy, Inc.* (Internet & Direct Marketing Retail)	2,030	409,390
Expedia Group, Inc.* (Internet & Direct Marketing Retail)	2,360	406,203
Facebook, Inc.* - Class A (Interactive Media & Services)	6,068	1,787,207
Fastly, Inc.* - Class A (IT Services)	3,021	203,253
fuboTV, Inc.* (Software)	3,895	86,157
GoDaddy, Inc.* - Class A (IT Services)	3,982	309,083
Juniper Networks, Inc. (Communications Equipment)	9,815	248,614
Match Group, Inc.* (Interactive Media & Services)	3,481	478,220
Netflix, Inc.* (Entertainment)	2,068	1,078,793
Okta, Inc.* (IT Services)	1,916	422,344
PayPal Holdings, Inc.* (IT Services)	4,814	1,169,031
Pinterest, Inc.* - Class A (Interactive Media & Services)	7,154	529,611
Salesforce.com, Inc.* (Software)	4,602	975,026
Smartsheet, Inc.* (Software)	3,618	231,263
Snap, Inc.* (Interactive Media & Services)	10,500	549,045
Snowflake, Inc.* - Class A (IT Services)	1,342	307,694
Teladoc Health, Inc.* (Health Care Technology)	2,179	396,033
Twitter, Inc.* (Interactive Media & Services)	8,978	571,270
Veeva Systems, Inc.* - Class A (Health Care Technology)	1,901	496,617
VeriSign, Inc.* (IT Services)	1,887	375,060
Vonage Holdings Corp.* (Diversified Telecommunication Services)	12,430	146,923
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	1,262	397,215
Workday, Inc.* - Class A (Software)	2,235	555,241
Zillow Group, Inc.* - Class A (Interactive Media & Services)	567	74,492
Zillow Group, Inc.* - Class C (Interactive Media & Services)	2,383	308,932
Zoom Video Communications, Inc.* - Class A (Software)	1,974	634,226
TOTAL COMMON STOCKS
(Cost $8,414,066)		22,280,554

	Principal Amount	Value
Repurchase Agreements(a) (1.8%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $418,000	$418,000	$418,000
TOTAL REPURCHASE AGREEMENTS
(Cost $418,000)		418,000

TOTAL INVESTMENT SECURITIES
(Cost $8,832,066) - 100.4%		22,698,554
Net other assets (liabilities) - (0.4)%		(82,680)

NET ASSETS - 100.0%		$22,615,874

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	4/23/21	0.59%	$341,741	$(3,688)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Internet invested in the following industries as of March 31, 2021:

	Value	% of Net Assets
Communications Equipment	$2,087,704	9.2%
Diversified Telecommunication Services	146,923	0.6%
Entertainment	1,078,793	4.8%
Health Care Technology	892,650	3.9%
Interactive Media & Services	6,413,859	28.4%
Internet & Direct Marketing Retail	3,961,077	17.5%
IT Services	3,133,333	13.9%
Software	4,566,215	20.3%
Other**	335,320	1.4%
Total	$22,615,874	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2021 :: ProFund VP Japan ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a) (94.2%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $8,216,000	$8,216,000	$8,216,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,216,000)		8,216,000

TOTAL INVESTMENT SECURITIES (Cost $8,216,000) - 94.2%		8,216,000
Net other assets (liabilities) - 5.8%		506,491

NET ASSETS - 100.0%		$8,722,491

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	59	6/11/21	$8,664,150	$198,970

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	4/27/21	0.49%	$38,166	$(8)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2021 :: ProFund VP Large-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
Abbott Laboratories (Health Care Equipment & Supplies)	1,523	$182,515
AbbVie, Inc. (Biotechnology)	1,904	206,051
ABIOMED, Inc.* (Health Care Equipment & Supplies)	65	20,717
Accenture PLC - Class A (IT Services)	518	143,098
Activision Blizzard, Inc. (Entertainment)	666	61,938
Adobe, Inc.* (Software)	698	331,807
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,766	138,631
Agilent Technologies, Inc. (Life Sciences Tools & Services)	319	40,558
Air Products & Chemicals, Inc. (Chemicals)	148	41,638
Akamai Technologies, Inc.* (IT Services)	152	15,489
Albemarle Corp. (Chemicals)	170	24,839
Alexion Pharmaceuticals, Inc.* (Biotechnology)	234	35,781
Align Technology, Inc.* (Health Care Equipment & Supplies)	105	56,861
Allegion PLC (Building Products)	56	7,035
Alphabet, Inc.* - Class A (Interactive Media & Services)	438	903,384
Alphabet, Inc.* - Class C (Interactive Media & Services)	420	868,825
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	624	1,930,705
American Tower Corp. (Equity Real Estate Investment Trusts)	330	78,890
American Water Works Co., Inc. (Water Utilities)	132	19,789
AMETEK, Inc. (Electrical Equipment)	165	21,075
Amgen, Inc. (Biotechnology)	421	104,749
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	541	35,689
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	231	35,823
ANSYS, Inc.* (Software)	126	42,785
Aon PLC (Insurance)	172	39,579
Apple, Inc. (Technology Hardware, Storage & Peripherals)	22,990	2,808,229
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,336	178,490
Aptiv PLC* (Auto Components)	264	36,406
Arista Networks, Inc.* (Communications Equipment)	80	24,151
Arthur J. Gallagher & Co. (Insurance)	121	15,097
Autodesk, Inc.* (Software)	320	88,688
Automatic Data Processing, Inc. (IT Services)	300	56,541
AutoZone, Inc.* (Specialty Retail)	18	25,277
Avery Dennison Corp. (Containers & Packaging)	51	9,366
Ball Corp. (Containers & Packaging)	305	25,846
Best Buy Co., Inc. (Specialty Retail)	168	19,288
Biogen, Inc.* (Biotechnology)	118	33,011
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	32	18,277
BlackRock, Inc. - Class A (Capital Markets)	145	109,324
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	23	53,586
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,697	107,132
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	405	187,782
Broadridge Financial Solutions, Inc. (IT Services)	84	12,860
Brown-Forman Corp. - Class B (Beverages)	133	9,173
Cadence Design Systems, Inc.* (Software)	407	55,755
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	175	15,304
Carrier Global Corp. (Building Products)	762	32,171
Catalent, Inc.* (Pharmaceuticals)	248	26,117
Caterpillar, Inc. (Machinery)	373	86,488
Cboe Global Markets, Inc. (Capital Markets)	79	7,797
CDW Corp. (Electronic Equipment, Instruments & Components)	90	14,918
Cerner Corp. (Health Care Technology)	191	13,729
Charter Communications, Inc.* - Class A (Media)	206	127,106
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	41	58,254
Church & Dwight Co., Inc. (Household Products)	239	20,877
Cintas Corp. (Commercial Services & Supplies)	85	29,011
Citrix Systems, Inc. (Software)	116	16,282
Cognizant Technology Solutions Corp. - Class A (IT Services)	394	30,779
Colgate-Palmolive Co. (Household Products)	643	50,688
Comcast Corp. - Class A (Media)	2,930	158,542
Copart, Inc.* (Commercial Services & Supplies)	303	32,909
Corning, Inc. (Electronic Equipment, Instruments & Components)	525	22,843
Costco Wholesale Corp. (Food & Staples Retailing)	342	120,548
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	377	64,893
CSX Corp. (Road & Rail)	577	55,634
Cummins, Inc. (Machinery)	93	24,097
Danaher Corp. (Health Care Equipment & Supplies)	628	141,350
DaVita, Inc.* (Health Care Providers & Services)	105	11,316
Deere & Co. (Machinery)	342	127,956
DexCom, Inc.* (Health Care Equipment & Supplies)	140	50,315
Dollar General Corp. (Multiline Retail)	357	72,335
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	57	20,964
Dow, Inc. (Chemicals)	531	33,952
DR Horton, Inc. (Household Durables)	290	25,844
Duke Realty Corp. (Equity Real Estate Investment Trusts)	223	9,350

	Shares		Value
Common Stocks, continued
eBay, Inc. (Internet & Direct Marketing Retail)	941		$57,627
Ecolab, Inc. (Chemicals)	167		35,750
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	519		43,409
Electronic Arts, Inc. (Entertainment)	226		30,594
Eli Lilly & Co. (Pharmaceuticals)	707		132,082
Emerson Electric Co. (Electrical Equipment)	349		31,487
Enphase Energy, Inc.* (Electrical Equipment)	187		30,324
Equifax, Inc. (Professional Services)	88		15,939
Equinix, Inc. (Equity Real Estate Investment Trusts)	75		50,969
Etsy, Inc.* (Internet & Direct Marketing Retail)	184		37,107
Expedia Group, Inc.* (Internet & Direct Marketing Retail)	72		12,393
Expeditors International of Washington, Inc. (Air Freight & Logistics)	161		17,338
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	92		12,195
F5 Networks, Inc.* (Communications Equipment)	40		8,345
Facebook, Inc.* - Class A (Interactive Media & Services)	3,504		1,032,033
Fastenal Co. (Trading Companies & Distributors)	627		31,526
FedEx Corp. (Air Freight & Logistics)	227		64,477
First Republic Bank (Banks)	136		22,678
Fiserv, Inc.* (IT Services)	570		67,853
FleetCor Technologies, Inc.* (IT Services)	53		14,237
FMC Corp. (Chemicals)	188		20,795
Fortinet, Inc.* (Software)	197		36,331
Fortune Brands Home & Security, Inc. (Building Products)	115		11,019
Freeport-McMoRan, Inc.* (Metals & Mining)	1,316		43,336
Garmin, Ltd. (Household Durables)	122		16,086
Gartner, Inc.* (IT Services)	68		12,413
Generac Holdings, Inc.* (Electrical Equipment)	91		29,798
Hess Corp. (Oil, Gas & Consumable Fuels)	211		14,930
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	150		18,138
Hologic, Inc.* (Health Care Equipment & Supplies)	270		20,083
Humana, Inc. (Health Care Providers & Services)	97		40,667
IDEX Corp. (Machinery)	50		10,466
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	124		60,674
IHS Markit, Ltd. (Professional Services)	353		34,163
Illinois Tool Works, Inc. (Machinery)	185		40,981
Illumina, Inc.* (Life Sciences Tools & Services)	106		40,710
Incyte Corp.* (Biotechnology)	172		13,978
Intercontinental Exchange, Inc. (Capital Markets)	441		49,251
Intuit, Inc. (Software)	399		152,841
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	120		88,673
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	24		5,063
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	179		34,572
J.B. Hunt Transport Services, Inc. (Road & Rail)	71		11,933
Jack Henry & Associates, Inc. (IT Services)	54		8,193
Jacobs Engineering Group, Inc. (Construction & Engineering)	117		15,124
Johnson & Johnson (Pharmaceuticals)	1,532		251,784
Kansas City Southern (Road & Rail)	67		17,683
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	155		22,227
Kimberly-Clark Corp. (Household Products)	187		26,002
KLA Corp. (Semiconductors & Semiconductor Equipment)	224		74,010
L Brands, Inc.* (Specialty Retail)	190		11,753
L3Harris Technologies, Inc. (Aerospace & Defense)	171		34,658
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	208		123,810
Lamb Weston Holding, Inc. (Food Products)	79		6,121
Linde PLC (Chemicals)	441		123,541
Lockheed Martin Corp. (Aerospace & Defense)	166		61,337
Lowe’s Cos., Inc. (Specialty Retail)	756		143,776
MarketAxess Holdings, Inc. (Capital Markets)	56		27,884
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	—	(a)	48
Marsh & McLennan Cos., Inc. (Insurance)	363		44,213
Masco Corp. (Building Products)	164		9,824
Mastercard, Inc. - Class A (IT Services)	869		309,407
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	234		21,381
McCormick & Co., Inc. (Food Products)	160		14,265
McDonald’s Corp. (Hotels, Restaurants & Leisure)	434		97,277
Merck & Co., Inc. (Pharmaceuticals)	1,770		136,449
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	34		39,293
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	282		43,772
Microsoft Corp. (Software)	10,988		2,590,640
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	62		21,899
Monster Beverage Corp.* (Beverages)	539		49,098
Moody’s Corp. (Capital Markets)	169		50,465
Motorola Solutions, Inc. (Communications Equipment)	111		20,874
MSCI, Inc. - Class A (Capital Markets)	120		50,314
Nasdaq, Inc. (Capital Markets)	109		16,073
Netflix, Inc.* (Entertainment)	645		336,470
Newmont Corp. (Metals & Mining)	641		38,633
NextEra Energy, Inc. (Electric Utilities)	1,228		92,850
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,185		157,475
Norfolk Southern Corp. (Road & Rail)	165		44,306
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	210		7,923
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	903		482,139

	Shares	Value
Common Stocks, continued
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	21	$4,228
Old Dominion Freight Line, Inc. (Road & Rail)	140	33,657
Oracle Corp. (Software)	1,486	104,273
O’Reilly Automotive, Inc.* (Specialty Retail)	69	35,000
Otis Worldwide Corp. (Machinery)	308	21,083
Parker-Hannifin Corp. (Machinery)	98	30,912
Paychex, Inc. (IT Services)	248	24,309
Paycom Software, Inc.* (Software)	71	26,274
PayPal Holdings, Inc.* (IT Services)	1,706	414,286
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	130	13,629
PepsiCo, Inc. (Beverages)	844	119,383
PerkinElmer, Inc. (Life Sciences Tools & Services)	164	21,040
Pool Corp. (Distributors)	59	20,369
Public Storage (Equity Real Estate Investment Trusts)	95	23,442
PulteGroup, Inc. (Household Durables)	197	10,331
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	165	30,146
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,655	219,436
Quanta Services, Inc. (Construction & Engineering)	117	10,294
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	154	72,864
ResMed, Inc. (Health Care Equipment & Supplies)	212	41,132
Rockwell Automation, Inc. (Electrical Equipment)	95	25,217
Rollins, Inc. (Commercial Services & Supplies)	321	11,049
Roper Technologies, Inc. (Industrial Conglomerates)	82	33,074
S&P Global, Inc. (Capital Markets)	350	123,504
Salesforce.com, Inc.* (Software)	1,337	283,270
SBA Communications Corp. (Equity Real Estate Investment Trusts)	103	28,588
Sealed Air Corp. (Containers & Packaging)	148	6,781
ServiceNow, Inc.* (Software)	286	143,031
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	125	22,935
Starbucks Corp. (Hotels, Restaurants & Leisure)	995	108,723
STERIS PLC (Health Care Equipment & Supplies)	70	13,334
Stryker Corp. (Health Care Equipment & Supplies)	234	56,998
SVB Financial Group* (Banks)	75	37,025
Synopsys, Inc.* (Software)	222	55,007
T. Rowe Price Group, Inc. (Capital Markets)	199	34,148
Take-Two Interactive Software, Inc.* (Entertainment)	168	29,686
Target Corp. (Multiline Retail)	481	95,272
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	184	23,756
Teledyne Technologies, Inc.* (Aerospace & Defense)	27	11,169
Teleflex, Inc. (Health Care Equipment & Supplies)	32	13,295
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	243	29,568
Tesla, Inc.* (Automobiles)	1,119	747,414
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	710	134,183
The AES Corp. (Independent Power and Renewable Electricity Producers)	370	9,920
The Clorox Co. (Household Products)	123	23,724
The Coca-Cola Co. (Beverages)	1,977	104,208
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	30	11,523
The Estee Lauder Co., Inc. (Personal Products)	187	54,389
The Hershey Co. (Food Products)	87	13,760
The Home Depot, Inc. (Specialty Retail)	1,129	344,628
The Procter & Gamble Co. (Household Products)	1,722	233,211
The Progressive Corp. (Insurance)	547	52,299
The Sherwin-Williams Co. (Chemicals)	81	59,779
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	573	261,506
T-Mobile US, Inc.* (Wireless Telecommunication Services)	587	73,545
Tractor Supply Co. (Specialty Retail)	170	30,104
Trane Technologies PLC (Building Products)	160	26,490
TransDigm Group, Inc.* (Aerospace & Defense)	48	28,220
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	366	28,471
Twitter, Inc.* (Interactive Media & Services)	1,162	73,938
Tyler Technologies, Inc.* (Software)	60	25,472
Ulta Beauty, Inc.* (Specialty Retail)	42	12,985
Union Pacific Corp. (Road & Rail)	468	103,152
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	734	124,773
United Rentals, Inc.* (Trading Companies & Distributors)	105	34,577
UnitedHealth Group, Inc. (Health Care Providers & Services)	716	266,402
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	83	14,652
VeriSign, Inc.* (IT Services)	61	12,124
Verisk Analytics, Inc. - Class A (Professional Services)	237	41,876
Vertex Pharmaceuticals, Inc.* (Biotechnology)	379	81,443
Visa, Inc. - Class A (IT Services)	1,483	313,996
Vulcan Materials Co. (Construction Materials)	81	13,669
W.W. Grainger, Inc. (Trading Companies & Distributors)	39	15,636
Waste Management, Inc. (Commercial Services & Supplies)	221	28,513
Waters Corp.* (Life Sciences Tools & Services)	50	14,209
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	108	30,432
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	358	44,356
Xylem, Inc. (Machinery)	121	12,727
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	188	20,338

	Shares	Value
Common Stocks, continued
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	57	$27,655
Zoetis, Inc. (Pharmaceuticals)	505	79,527
TOTAL COMMON STOCKS (Cost $8,768,489)		25,034,498

	Principal Amount	Value
Repurchase Agreements(b) (0.2%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $55,000	$55,000	$55,000
TOTAL REPURCHASE AGREEMENTS (Cost $55,000)		55,000

TOTAL INVESTMENT SECURITIES (Cost $8,823,489) - 100.2%		25,089,498
Net other assets (liabilities) - (0.2)%		(40,941)

NET ASSETS - 100.0%		$25,048,557

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Large-Cap Growth invested in the following industries as of March 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$135,384	0.5%
Air Freight & Logistics	206,588	0.8%
Auto Components	36,406	0.1%
Automobiles	747,414	3.0%
Banks	59,703	0.2%
Beverages	281,862	1.1%
Biotechnology	547,877	2.2%
Building Products	86,539	0.3%
Capital Markets	468,760	1.9%
Chemicals	340,294	1.3%
Commercial Services & Supplies	101,482	0.4%
Communications Equipment	53,370	0.2%
Construction & Engineering	25,418	0.1%
Construction Materials	13,669	0.1%
Containers & Packaging	41,993	0.2%
Distributors	20,369	0.1%
Electric Utilities	92,850	0.3%
Electrical Equipment	137,901	0.6%
Electronic Equipment, Instruments & Components	180,622	0.7%
Entertainment	458,688	1.8%
Equity Real Estate Investment Trusts	268,327	1.1%
Food & Staples Retailing	120,548	0.5%
Food Products	34,146	0.1%
Health Care Equipment & Supplies	845,963	3.3%
Health Care Providers & Services	318,385	1.3%
Health Care Technology	13,729	0.1%
Hotels, Restaurants & Leisure	352,675	1.4%
Household Durables	52,261	0.2%
Household Products	354,502	1.5%
Independent Power and Renewable Electricity Producers	17,843	0.1%
Industrial Conglomerates	33,074	0.1%
Insurance	151,188	0.6%
Interactive Media & Services	2,878,180	11.6%
Internet & Direct Marketing Retail	2,091,418	8.4%
IT Services	1,435,585	5.7%
Life Sciences Tools & Services	470,165	1.9%
Machinery	354,710	1.5%
Media	285,648	1.1%
Metals & Mining	81,969	0.3%
Multiline Retail	167,607	0.7%
Oil, Gas & Consumable Fuels	14,930	0.1%
Personal Products	54,389	0.2%
Pharmaceuticals	733,091	2.9%
Professional Services	91,978	0.4%
Road & Rail	266,365	1.1%
Semiconductors & Semiconductor Equipment	1,792,589	7.2%
Software	3,952,456	15.7%
Specialty Retail	622,811	2.5%
Technology Hardware, Storage & Peripherals	2,808,229	11.2%
Textiles, Apparel & Luxury Goods	157,475	0.6%
Trading Companies & Distributors	81,739	0.3%
Water Utilities	19,789	0.1%
Wireless Telecommunication Services	73,545	0.3%
Other**	14,059	NM
Total	$25,048,557	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%

March 31, 2021 :: ProFund VP Large-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.8%)
3M Co. (Industrial Conglomerates)	546	$105,203
A.O. Smith Corp. (Building Products)	127	8,586
Abbott Laboratories (Health Care Equipment & Supplies)	684	81,971
AbbVie, Inc. (Biotechnology)	433	46,859
Accenture PLC - Class A (IT Services)	263	72,654
Activision Blizzard, Inc. (Entertainment)	299	27,807
Advance Auto Parts, Inc. (Specialty Retail)	61	11,193
Aflac, Inc. (Insurance)	603	30,862
Agilent Technologies, Inc. (Life Sciences Tools & Services)	80	10,171
Air Products & Chemicals, Inc. (Chemicals)	113	31,791
Akamai Technologies, Inc.* (IT Services)	55	5,605
Alaska Air Group, Inc.* (Airlines)	117	8,098
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	119	19,552
Alexion Pharmaceuticals, Inc.* (Biotechnology)	56	8,563
Allegion PLC (Building Products)	49	6,155
Alliant Energy Corp. (Electric Utilities)	236	12,782
Altria Group, Inc. (Tobacco)	1,751	89,581
Amcor PLC (Containers & Packaging)	1,472	17,193
Ameren Corp. (Multi-Utilities)	238	19,364
American Airlines Group, Inc.* (Airlines)	604	14,436
American Electric Power Co., Inc. (Electric Utilities)	468	39,640
American Express Co. (Consumer Finance)	615	86,985
American International Group, Inc. (Insurance)	816	37,707
American Tower Corp. (Equity Real Estate Investment Trusts)	205	49,007
American Water Works Co., Inc. (Water Utilities)	85	12,743
Ameriprise Financial, Inc. (Capital Markets)	110	25,570
AmerisourceBergen Corp. (Health Care Providers & Services)	138	16,294
AMETEK, Inc. (Electrical Equipment)	111	14,178
Amgen, Inc. (Biotechnology)	272	67,676
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	215	14,184
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	197	30,551
Anthem, Inc. (Health Care Providers & Services)	230	82,559
Aon PLC (Insurance)	102	23,471
APA Corp. (Oil, Gas & Consumable Fuels)	356	6,372
Aptiv PLC* (Auto Components)	84	11,584
Archer-Daniels-Midland Co. (Food Products)	526	29,982
Arthur J. Gallagher & Co. (Insurance)	104	12,976
Assurant, Inc. (Insurance)	54	7,656
AT&T, Inc. (Diversified Telecommunication Services)	6,721	203,444
Atmos Energy Corp. (Gas Utilities)	120	11,862
Automatic Data Processing, Inc. (IT Services)	209	39,390
AutoZone, Inc.* (Specialty Retail)	9	12,639
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	131	24,171
Avery Dennison Corp. (Containers & Packaging)	45	8,264
Baker Hughes Co. - Class A (Energy Equipment & Services)	688	14,868
Ball Corp. (Containers & Packaging)	112	9,491
Bank of America Corp. (Banks)	7,159	276,982
Baxter International, Inc. (Health Care Equipment & Supplies)	476	40,146
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	273	66,380
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	1,796	458,824
Best Buy Co., Inc. (Specialty Retail)	109	12,514
Biogen, Inc.* (Biotechnology)	67	18,743
BlackRock, Inc. - Class A (Capital Markets)	40	30,158
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	24	55,916
BorgWarner, Inc. (Auto Components)	226	10,477
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	133	13,468
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,337	51,675
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,014	64,014
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	123	57,030
Broadridge Financial Solutions, Inc. (IT Services)	54	8,267
Brown-Forman Corp. - Class B (Beverages)	86	5,931
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	126	12,024
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	377	7,080
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	82	7,171
Campbell Soup Co. (Food Products)	192	9,652
Capital One Financial Corp. (Consumer Finance)	433	55,091
Cardinal Health, Inc. (Health Care Providers & Services)	277	16,828
CarMax, Inc.* (Specialty Retail)	153	20,297
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	752	19,958
Carrier Global Corp. (Building Products)	278	11,737
Caterpillar, Inc. (Machinery)	272	63,068
Cboe Global Markets, Inc. (Capital Markets)	49	4,836
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	317	25,078
CDW Corp. (Electronic Equipment, Instruments & Components)	74	12,266
Celanese Corp. - Series A (Chemicals)	108	16,179
Centene Corp.* (Health Care Providers & Services)	548	35,023
CenterPoint Energy, Inc. (Multi-Utilities)	521	11,801
Cerner Corp. (Health Care Technology)	164	11,788
CF Industries Holdings, Inc. (Chemicals)	202	9,167

	Shares		Value
Common Stocks, continued
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,816		$190,299
Chubb, Ltd. (Insurance)	425		67,138
Church & Dwight Co., Inc. (Household Products)	76		6,639
Cigna Corp. (Health Care Providers & Services)	331		80,016
Cincinnati Financial Corp. (Insurance)	141		14,536
Cintas Corp. (Commercial Services & Supplies)	29		9,898
Cisco Systems, Inc. (Communications Equipment)	3,979		205,755
Citigroup, Inc. (Banks)	1,967		143,099
Citizens Financial Group, Inc. (Banks)	401		17,704
Citrix Systems, Inc. (Software)	40		5,614
CME Group, Inc. (Capital Markets)	338		69,030
CMS Energy Corp. (Multi-Utilities)	273		16,713
Cognizant Technology Solutions Corp. - Class A (IT Services)	245		19,139
Colgate-Palmolive Co. (Household Products)	384		30,271
Comcast Corp. - Class A (Media)	2,413		130,566
Comerica, Inc. (Banks)	131		9,398
Conagra Brands, Inc. (Food Products)	461		17,334
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,277		67,643
Consolidated Edison, Inc. (Multi-Utilities)	323		24,160
Constellation Brands, Inc. - Class A (Beverages)	160		36,480
Corning, Inc. (Electronic Equipment, Instruments & Components)	384		16,708
Corteva, Inc. (Chemicals)	702		32,727
Costco Wholesale Corp. (Food & Staples Retailing)	195		68,734
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	162		27,885
CSX Corp. (Road & Rail)	345		33,265
Cummins, Inc. (Machinery)	79		20,470
CVS Health Corp. (Health Care Providers & Services)	1,236		92,983
Danaher Corp. (Health Care Equipment & Supplies)	191		42,990
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	122		17,324
Deere & Co. (Machinery)	74		27,686
Delta Air Lines, Inc.* (Airlines)	602		29,065
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	207		13,209
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	560		12,236
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	170		12,493
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	265		37,323
Discover Financial Services (Consumer Finance)	288		27,357
Discovery, Inc.* (Media)	154		6,693
Discovery, Inc.* - Class C (Media)	273		10,071
DISH Network Corp.* - Class A (Media)	234		8,471
Dollar Tree, Inc.* (Multiline Retail)	221		25,296
Dominion Energy, Inc. (Multi-Utilities)	759		57,653
Dover Corp. (Machinery)	135		18,513
Dow, Inc. (Chemicals)	358		22,891
DR Horton, Inc. (Household Durables)	124		11,051
DTE Energy Co. (Multi-Utilities)	183		24,365
Duke Energy Corp. (Electric Utilities)	725		69,984
Duke Realty Corp. (Equity Real Estate Investment Trusts)	208		8,721
DuPont de Nemours, Inc. (Chemicals)	507		39,181
DXC Technology Co.* (IT Services)	241		7,534
Eastman Chemical Co. (Chemicals)	127		13,985
Eaton Corp. PLC (Electrical Equipment)	374		51,717
Ecolab, Inc. (Chemicals)	126		26,973
Edison International (Electric Utilities)	357		20,920
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	253		21,161
Electronic Arts, Inc. (Entertainment)	124		16,786
Eli Lilly & Co. (Pharmaceuticals)	292		54,551
Emerson Electric Co. (Electrical Equipment)	340		30,675
Entergy Corp. (Electric Utilities)	189		18,800
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	550		39,892
Equifax, Inc. (Professional Services)	57		10,324
Equinix, Inc. (Equity Real Estate Investment Trusts)	36		24,465
Equity Residential (Equity Real Estate Investment Trusts)	324		23,208
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	61		16,582
Everest Re Group, Ltd. (Insurance)	38		9,417
Evergy, Inc. (Electric Utilities)	214		12,739
Eversource Energy (Electric Utilities)	324		28,055
Exelon Corp. (Electric Utilities)	921		40,285
Expedia Group, Inc.* (Internet & Direct Marketing Retail)	83		14,286
Expeditors International of Washington, Inc. (Air Freight & Logistics)	55		5,923
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	64		8,483
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,990		222,763
F5 Networks, Inc.* (Communications Equipment)	33		6,884
Fastenal Co. (Trading Companies & Distributors)	136		6,838
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	66		6,696
FedEx Corp. (Air Freight & Logistics)	83		23,575
Fidelity National Information Services, Inc. (IT Services)	585		82,257
Fifth Third Bancorp (Banks)	671		25,129
First Horizon Corp. (Banks)	—	(a)	8
First Republic Bank (Banks)	78		13,007
FirstEnergy Corp. (Electric Utilities)	513		17,796
Fiserv, Inc.* (IT Services)	174		20,713
FleetCor Technologies, Inc.* (IT Services)	44		11,820
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	124		7,002
Ford Motor Co.* (Automobiles)	3,682		45,105
Fortive Corp. (Machinery)	319		22,534
Fortune Brands Home & Security, Inc. (Building Products)	56		5,366
Fox Corp. - Class A (Media)	316		11,411
Fox Corp. - Class B (Media)	146		5,100
Franklin Resources, Inc. (Capital Markets)	258		7,637

	Shares	Value
Common Stocks, continued
Freeport-McMoRan, Inc.* (Metals & Mining)	523	$17,222
Garmin, Ltd. (Household Durables)	62	8,175
Gartner, Inc.* (IT Services)	39	7,119
General Dynamics Corp. (Aerospace & Defense)	218	39,580
General Electric Co. (Industrial Conglomerates)	8,261	108,467
General Mills, Inc. (Food Products)	577	35,382
General Motors Co.* (Automobiles)	1,196	68,722
Genuine Parts Co. (Distributors)	136	15,720
Gilead Sciences, Inc. (Biotechnology)	1,185	76,587
Global Payments, Inc. (IT Services)	277	55,838
Globe Life, Inc. (Insurance)	90	8,697
Halliburton Co. (Energy Equipment & Services)	838	17,983
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	328	6,452
Hartford Financial Services Group, Inc. (Insurance)	338	22,575
Hasbro, Inc. (Leisure Products)	120	11,534
HCA Healthcare, Inc. (Health Care Providers & Services)	250	47,085
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	508	16,124
Henry Schein, Inc.* (Health Care Providers & Services)	134	9,278
Hess Corp. (Oil, Gas & Consumable Fuels)	120	8,491
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,227	19,313
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	165	19,952
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	141	5,045
Hologic, Inc.* (Health Care Equipment & Supplies)	68	5,058
Honeywell International, Inc. (Industrial Conglomerates)	656	142,398
Hormel Foods Corp. (Food Products)	266	12,709
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	665	11,205
Howmet Aerospace, Inc.* (Aerospace & Defense)	368	11,824
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,182	37,528
Humana, Inc. (Health Care Providers & Services)	58	24,317
Huntington Bancshares, Inc. (Banks)	959	15,075
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	38	7,822
IDEX Corp. (Machinery)	39	8,163
IHS Markit, Ltd. (Professional Services)	122	11,808
Illinois Tool Works, Inc. (Machinery)	152	33,671
Illumina, Inc.* (Life Sciences Tools & Services)	69	26,500
Incyte Corp.* (Biotechnology)	65	5,283
Ingersoll Rand, Inc.* (Machinery)	351	17,273
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,828	244,991
Intercontinental Exchange, Inc. (Capital Markets)	243	27,138
International Business Machines Corp. (IT Services)	842	112,205
International Flavors & Fragrances, Inc. (Chemicals)	234	32,669
International Paper Co. (Containers & Packaging)	371	20,060
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	34	25,124
Invesco, Ltd. (Capital Markets)	355	8,953
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	19	4,008
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	65	12,554
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	273	10,104
J.B. Hunt Transport Services, Inc. (Road & Rail)	33	5,546
Jack Henry & Associates, Inc. (IT Services)	38	5,765
Jacobs Engineering Group, Inc. (Construction & Engineering)	46	5,946
Johnson & Johnson (Pharmaceuticals)	1,486	244,223
Johnson Controls International PLC (Building Products)	678	40,457
JPMorgan Chase & Co. (Banks)	2,876	437,812
Juniper Networks, Inc. (Communications Equipment)	310	7,852
Kansas City Southern (Road & Rail)	41	10,821
Kellogg Co. (Food Products)	241	15,255
KeyCorp (Banks)	913	18,242
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	75	10,755
Kimberly-Clark Corp. (Household Products)	197	27,393
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	408	7,650
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,834	30,536
L Brands, Inc.* (Specialty Retail)	97	6,000
L3Harris Technologies, Inc. (Aerospace & Defense)	83	16,822
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	92	23,463
Lamb Weston Holding, Inc. (Food Products)	87	6,741
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	310	18,836
Leggett & Platt, Inc. (Household Durables)	126	5,752
Leidos Holdings, Inc. (IT Services)	125	12,035
Lennar Corp. - Class A (Household Durables)	259	26,218
Lincoln National Corp. (Insurance)	171	10,648
Linde PLC (Chemicals)	206	57,709
Live Nation Entertainment, Inc.* (Entertainment)	135	11,428
LKQ Corp.* (Distributors)	264	11,175
Lockheed Martin Corp. (Aerospace & Defense)	125	46,188
Loews Corp. (Insurance)	214	10,974
Lowe's Cos., Inc. (Specialty Retail)	199	37,846
Lumen Technologies, Inc. (Diversified Telecommunication Services)	930	12,416
LyondellBasell Industries N.V. - Class A (Chemicals)	242	25,180
M&T Bank Corp. (Banks)	121	18,345
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	744	7,946

	Shares	Value
Common Stocks, continued
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	614	$32,843
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	251	37,222
Marsh & McLennan Cos., Inc. (Insurance)	244	29,719
Martin Marietta Materials, Inc. (Construction Materials)	58	19,478
Masco Corp. (Building Products)	136	8,146
Mastercard, Inc. - Class A (IT Services)	264	93,997
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	101	9,228
McCormick & Co., Inc. (Food Products)	131	11,680
McDonald's Corp. (Hotels, Restaurants & Leisure)	422	94,587
McKesson Corp. (Health Care Providers & Services)	150	29,256
Medtronic PLC (Health Care Equipment & Supplies)	1,271	150,142
Merck & Co., Inc. (Pharmaceuticals)	1,240	95,592
MetLife, Inc. (Insurance)	708	43,039
MGM Resorts International (Hotels, Restaurants & Leisure)	387	14,702
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	71	11,021
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,053	92,885
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	108	15,591
Mohawk Industries, Inc.* (Household Durables)	55	10,577
Molson Coors Beverage Co.* - Class B (Beverages)	178	9,105
Mondelez International, Inc. - Class A (Food Products)	1,331	77,903
Moody's Corp. (Capital Markets)	42	12,542
Morgan Stanley (Capital Markets)	1,415	109,888
Motorola Solutions, Inc. (Communications Equipment)	88	16,548
Nasdaq, Inc. (Capital Markets)	38	5,603
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	209	15,188
Newell Brands, Inc. (Household Durables)	356	9,534
Newmont Corp. (Metals & Mining)	340	20,492
News Corp. - Class A (Media)	369	9,384
News Corp. - Class B (Media)	115	2,698
NextEra Energy, Inc. (Electric Utilities)	1,053	79,617
Nielsen Holdings PLC (Professional Services)	338	8,501
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	431	57,276
NiSource, Inc. (Multi-Utilities)	369	8,897
Norfolk Southern Corp. (Road & Rail)	130	34,908
Northern Trust Corp. (Capital Markets)	196	20,602
Northrop Grumman Corp. (Aerospace & Defense)	146	47,251
NortonLifelock, Inc. (Software)	550	11,693
Norwegian Cruise Line Holdings, Ltd.*(b) (Hotels, Restaurants & Leisure)	343	9,463
NOV, Inc.* (Energy Equipment & Services)	366	5,022
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	96	3,622
Nucor Corp. (Metals & Mining)	281	22,556
NVR, Inc.* (Household Durables)	3	14,132
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	247	49,731
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	790	21,030
Omnicom Group, Inc. (Media)	202	14,978
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	420	21,277
Oracle Corp. (Software)	786	55,154
O'Reilly Automotive, Inc.* (Specialty Retail)	21	10,652
Otis Worldwide Corp. (Machinery)	184	12,595
PACCAR, Inc. (Machinery)	327	30,385
Packaging Corp. of America (Containers & Packaging)	89	11,969
Parker-Hannifin Corp. (Machinery)	58	18,295
Paychex, Inc. (IT Services)	142	13,919
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	56	5,871
Pentair PLC (Machinery)	157	9,784
People's United Financial, Inc. (Banks)	402	7,196
PepsiCo, Inc. (Beverages)	754	106,653
Perrigo Co. PLC (Pharmaceuticals)	126	5,099
Pfizer, Inc. (Pharmaceuticals)	5,256	190,425
Philip Morris International, Inc. (Tobacco)	1,467	130,182
Phillips 66 (Oil, Gas & Consumable Fuels)	412	33,594
Pinnacle West Capital Corp. (Electric Utilities)	106	8,623
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	194	30,811
PPG Industries, Inc. (Chemicals)	223	33,508
PPL Corp. (Electric Utilities)	726	20,938
Principal Financial Group, Inc. (Insurance)	240	14,390
Prologis, Inc. (Equity Real Estate Investment Trusts)	697	73,881
Prudential Financial, Inc. (Insurance)	374	34,071
Public Service Enterprise Group, Inc. (Multi-Utilities)	476	28,660
Public Storage (Equity Real Estate Investment Trusts)	82	20,234
PulteGroup, Inc. (Household Durables)	123	6,450
PVH Corp.* (Textiles, Apparel & Luxury Goods)	67	7,082
Quanta Services, Inc. (Construction & Engineering)	54	4,751
Quest Diagnostics, Inc. (Health Care Providers & Services)	125	16,043
Ralph Lauren Corp.* (Textiles, Apparel & Luxury Goods)	45	5,542
Raymond James Financial, Inc. (Capital Markets)	116	14,217
Raytheon Technologies Corp. (Aerospace & Defense)	1,432	110,651
Realty Income Corp. (Equity Real Estate Investment Trusts)	352	22,352
Regency Centers Corp. (Equity Real Estate Investment Trusts)	150	8,507
Regions Financial Corp. (Banks)	906	18,718
Republic Services, Inc. - Class A (Commercial Services & Supplies)	198	19,671
Robert Half International, Inc. (Professional Services)	107	8,353
Rockwell Automation, Inc. (Electrical Equipment)	48	12,741

	Shares	Value
Common Stocks, continued
Roper Technologies, Inc. (Industrial Conglomerates)	45	$18,150
Ross Stores, Inc. (Specialty Retail)	335	40,170
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	206	17,636
SBA Communications Corp. (Equity Real Estate Investment Trusts)	36	9,992
Schlumberger, Ltd. (Energy Equipment & Services)	1,319	35,863
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	189	14,506
Sealed Air Corp. (Containers & Packaging)	50	2,291
Sempra Energy (Multi-Utilities)	284	37,653
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	309	35,155
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	74	13,578
Snap-on, Inc. (Machinery)	51	11,768
Southwest Airlines Co.* (Airlines)	557	34,009
Stanley Black & Decker, Inc. (Machinery)	151	30,150
Starbucks Corp. (Hotels, Restaurants & Leisure)	466	50,920
State Street Corp. (Capital Markets)	332	27,891
STERIS PLC (Health Care Equipment & Supplies)	35	6,667
Stryker Corp. (Health Care Equipment & Supplies)	157	38,242
Synchrony Financial (Consumer Finance)	512	20,818
Sysco Corp. (Food & Staples Retailing)	481	37,874
T. Rowe Price Group, Inc. (Capital Markets)	86	14,758
Tapestry, Inc.* (Textiles, Apparel & Luxury Goods)	263	10,838
Target Corp. (Multiline Retail)	160	31,691
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	194	25,046
Teledyne Technologies, Inc.* (Aerospace & Defense)	18	7,446
Teleflex, Inc. (Health Care Equipment & Supplies)	24	9,971
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	408	77,108
Textron, Inc. (Aerospace & Defense)	214	12,001
The AES Corp. (Independent Power and Renewable Electricity Producers)	392	10,510
The Allstate Corp. (Insurance)	285	32,747
The Bank of New York Mellon Corp. (Capital Markets)	761	35,988
The Boeing Co.* (Aerospace & Defense)	517	131,691
The Charles Schwab Corp. (Capital Markets)	1,410	91,904
The Clorox Co. (Household Products)	39	7,522
The Coca-Cola Co. (Beverages)	2,376	125,239
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	28	10,755
The Estee Lauder Co., Inc. (Personal Products)	95	27,631
The Gap, Inc. (Specialty Retail)	194	5,777
The Goldman Sachs Group, Inc. (Capital Markets)	324	105,948
The Hershey Co. (Food Products)	81	12,811
The Home Depot, Inc. (Specialty Retail)	283	86,386
The Interpublic Group of Cos., Inc. (Media)	368	10,746
The JM Smucker Co. - Class A (Food Products)	103	13,033
The Kraft Heinz Co. (Food Products)	612	24,480
The Kroger Co. (Food & Staples Retailing)	719	25,877
The Mosaic Co. (Chemicals)	326	10,305
The PNC Financial Services Group, Inc. (Banks)	400	70,164
The Procter & Gamble Co. (Household Products)	1,206	163,328
The Progressive Corp. (Insurance)	198	18,931
The Sherwin-Williams Co. (Chemicals)	24	17,712
The Southern Co. (Electric Utilities)	996	61,911
The TJX Cos., Inc. (Specialty Retail)	1,132	74,882
The Travelers Cos., Inc. (Insurance)	237	35,645
The Walt Disney Co.* (Entertainment)	1,710	315,529
The Western Union Co. (IT Services)	388	9,568
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,144	27,101
T-Mobile US, Inc.* (Wireless Telecommunication Services)	171	21,425
Trane Technologies PLC (Building Products)	121	20,033
TransDigm Group, Inc.* (Aerospace & Defense)	21	12,346
Truist Financial Corp. (Banks)	1,270	74,066
Tyson Foods, Inc. - Class A (Food Products)	278	20,655
U.S. Bancorp (Banks)	1,288	71,239
UDR, Inc. (Equity Real Estate Investment Trusts)	280	12,281
Ulta Beauty, Inc.* (Specialty Retail)	26	8,038
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	178	3,944
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	184	3,397
Union Pacific Corp. (Road & Rail)	328	72,294
United Airlines Holdings , Inc.* (Airlines)	301	17,320
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	203	34,508
UnitedHealth Group, Inc. (Health Care Providers & Services)	428	159,245
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	73	9,737
Unum Group (Insurance)	192	5,343
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	385	27,566
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	33	5,825
Ventas, Inc. (Equity Real Estate Investment Trusts)	353	18,829
VeriSign, Inc.* (IT Services)	54	10,733
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,899	226,726
VF Corp. (Textiles, Apparel & Luxury Goods)	303	24,216
ViacomCBS, Inc. - Class B (Media)	535	24,129
Viatris, Inc.* (Pharmaceuticals)	1,138	15,898
Visa, Inc. - Class A (IT Services)	640	135,508
Vornado Realty Trust (Equity Real Estate Investment Trusts)	149	6,763
Vulcan Materials Co. (Construction Materials)	72	12,150
W.R. Berkley Corp. (Insurance)	132	9,946

	Shares	Value
Common Stocks, continued
W.W. Grainger, Inc. (Trading Companies & Distributors)	16	$6,415
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	675	37,058
Walmart, Inc. (Food & Staples Retailing)	1,306	177,393
Waste Management, Inc. (Commercial Services & Supplies)	223	28,772
Waters Corp.* (Life Sciences Tools & Services)	27	7,673
WEC Energy Group, Inc. (Multi-Utilities)	297	27,796
Wells Fargo & Co. (Banks)	3,897	152,256
Welltower, Inc. (Equity Real Estate Investment Trusts)	394	28,222
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	289	19,291
Westinghouse Air Brake Technologies Corp. (Machinery)	167	13,220
WestRock Co. (Containers & Packaging)	249	12,960
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	706	25,134
Whirlpool Corp. (Household Durables)	59	13,001
Willis Towers Watson PLC (Insurance)	121	27,694
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	99	12,412
Xcel Energy, Inc. (Electric Utilities)	506	33,654
Xylem, Inc. (Machinery)	92	9,677
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	161	17,417
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	14	6,793
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	195	31,216
Zions Bancorp (Banks)	156	8,574
Zoetis, Inc. (Pharmaceuticals)	120	18,898
TOTAL COMMON STOCKS
(Cost $9,544,209)		15,481,306

	Principal Amount	Value
Repurchase Agreements(c) (0.4%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $57,000	$57,000	$57,000
TOTAL REPURCHASE AGREEMENTS (Cost $57,000)		57,000

	Shares	Value
Collateral for Securities Loaned (NM)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.08%(d)	7,104	$7,104
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $7,104)		7,104

TOTAL INVESTMENT SECURITIES (Cost $9,608,313) - 100.2%		15,545,410
Net other assets (liabilities) - (0.2)%		(33,846)

NET ASSETS - 100.0%		$15,511,564

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)	All or part of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $7,063.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2021.
NM	Not meaningful, amount is less than 0.05%

ProFund VP Large-Cap Value invested in the following industries as of March 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$443,622	2.8%
Air Freight & Logistics	76,030	0.5%
Airlines	102,928	0.7%
Auto Components	22,061	0.1%
Automobiles	113,827	0.7%
Banks	1,377,014	9.0%
Beverages	283,408	1.8%
Biotechnology	223,711	1.4%
Building Products	100,480	0.6%
Capital Markets	612,663	3.9%
Chemicals	369,977	2.4%
Commercial Services & Supplies	58,341	0.4%
Communications Equipment	237,039	1.5%
Construction & Engineering	10,697	0.1%
Construction Materials	31,628	0.2%
Consumer Finance	190,251	1.2%
Containers & Packaging	82,228	0.5%
Distributors	26,895	0.2%
Diversified Financial Services	458,824	3.0%
Diversified Telecommunication Services	442,586	2.9%
Electric Utilities	465,744	2.9%
Electrical Equipment	109,311	0.7%
Electronic Equipment, Instruments & Components	96,762	0.6%
Energy Equipment & Services	73,736	0.5%
Entertainment	371,550	2.4%
Equity Real Estate Investment Trusts	581,585	3.7%
Food & Staples Retailing	346,936	2.2%
Food Products	287,617	1.9%
Gas Utilities	11,862	0.1%
Health Care Equipment & Supplies	600,532	3.9%
Health Care Providers & Services	642,127	4.1%
Health Care Technology	11,788	0.1%
Hotels, Restaurants & Leisure	343,471	2.1%
Household Durables	104,890	0.7%
Household Products	235,153	1.5%
Independent Power and Renewable Electricity Producers	14,132	0.1%
Industrial Conglomerates	374,218	2.4%
Insurance	508,182	3.3%
Internet & Direct Marketing Retail	70,202	0.5%
IT Services	724,066	4.6%
Leisure Products	11,534	0.1%
Life Sciences Tools & Services	56,898	0.4%
Machinery	347,252	2.2%
Media	234,247	1.5%
Metals & Mining	60,270	0.4%
Multiline Retail	56,987	0.4%
Multi-Utilities	257,062	1.7%
Oil, Gas & Consumable Fuels	805,018	5.2%
Personal Products	27,631	0.2%
Pharmaceuticals	688,700	4.4%
Professional Services	38,986	0.3%
Real Estate Management & Development	25,078	0.2%
Road & Rail	156,834	1.0%
Semiconductors & Semiconductor Equipment	586,123	3.8%
Software	72,461	0.5%
Specialty Retail	326,394	2.1%
Technology Hardware, Storage & Peripherals	105,826	0.7%
Textiles, Apparel & Luxury Goods	118,747	0.8%
Tobacco	219,763	1.4%
Trading Companies & Distributors	13,253	0.1%
Water Utilities	12,743	0.1%
Wireless Telecommunication Services	21,425	0.1%
Other**	30,258	0.2%
Total	$15,511,564	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2021 :: ProFund VP Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (97.2%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $18,040,000	$18,040,000	$18,040,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,040,000)		18,040,000

TOTAL INVESTMENT SECURITIES (Cost $18,040,000) - 97.2%		18,040,000
Net other assets (liabilities) - 2.8%		528,043

NET ASSETS - 100.0%		$18,568,043

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2021, the aggregate amount held in a segregated account was $2,532,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	8	6/21/21	$2,084,240	$50,705

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	4/27/21	0.54%	$3,346,728	$39,806
S&P MidCap 400	UBS AG	4/27/21	0.44%	13,124,477	153,412
				$16,471,205	$193,218

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2021 :: ProFund VP Mid-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.9%)
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	616	$35,198
ACI Worldwide, Inc.* (Software)	1,150	43,758
AGCO Corp. (Machinery)	472	67,803
Amedisys, Inc.* (Health Care Providers & Services)	598	158,345
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	976	42,134
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	585	13,870
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	5,204	46,992
AptarGroup, Inc. (Containers & Packaging)	724	102,569
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,886	125,061
ASGN, Inc.* (Professional Services)	964	92,004
Ashland Global Holdings, Inc. (Chemicals)	358	31,780
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	873	38,185
Axon Enterprise, Inc.* (Aerospace & Defense)	1,161	165,349
Bio-Techne Corp. (Life Sciences Tools & Services)	706	269,643
Blackbaud, Inc.* (Software)	396	28,148
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	790	46,578
Brighthouse Financial, Inc.* (Insurance)	1,589	70,313
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,349	110,146
Brown & Brown, Inc. (Insurance)	4,258	194,634
Brunswick Corp. (Leisure Products)	778	74,198
Builders FirstSource, Inc.* (Building Products)	1,840	85,321
Cable One, Inc. (Media)	99	181,007
CACI International, Inc.* - Class A (IT Services)	197	48,592
Camden Property Trust (Equity Real Estate Investment Trusts)	833	91,555
Cantel Medical Corp.* (Health Care Equipment & Supplies)	329	26,267
Carlisle Cos., Inc. (Industrial Conglomerates)	561	92,329
Casey’s General Stores, Inc. (Food & Staples Retailing)	256	55,344
CDK Global, Inc. (Software)	1,108	59,898
Ceridian HCM Holding, Inc.* (Software)	1,405	118,399
ChampionX Corp.* (Energy Equipment & Services)	1,391	30,226
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	905	262,296
Chemed Corp. (Health Care Providers & Services)	292	134,267
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	278	29,827
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	630	143,274
Ciena Corp.* (Communications Equipment)	1,045	57,182
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	899	53,392
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	454	38,495
Clean Harbors, Inc.* (Commercial Services & Supplies)	358	30,093
Cleveland-Cliffs, Inc. (Metals & Mining)	8,348	167,878
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	531	93,875
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	3,996	58,741
Cognex Corp. (Electronic Equipment, Instruments & Components)	3,203	265,817
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	151	38,186
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	233	24,612
Commerce Bancshares, Inc. (Banks)	919	70,405
CommVault Systems, Inc.* (Software)	419	27,026
Compass Minerals International, Inc. (Metals & Mining)	298	18,691
Concentrix Corp.* (IT Services)	363	54,348
CoreLogic, Inc. (IT Services)	1,329	105,323
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	498	59,685
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	2,096	226,640
Curtiss-Wright Corp. (Aerospace & Defense)	276	32,734
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	2,191	148,375
Darling Ingredients, Inc.* (Food Products)	2,956	217,501
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	512	169,175
Donaldson Co., Inc. (Machinery)	1,148	66,768
Eagle Materials, Inc. (Construction Materials)	472	63,442
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	419	60,034
Emergent BioSolutions, Inc.* (Biotechnology)	823	76,465
Encompass Health Corp. (Health Care Providers & Services)	1,011	82,801
Energizer Holdings, Inc. (Household Products)	497	23,588
EnerSys (Electrical Equipment)	381	34,595
EQT Corp.* (Oil, Gas & Consumable Fuels)	1,927	35,804
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	3,338	27,238
Essent Group, Ltd. (Thrifts & Mortgage Finance)	1,027	48,772
Essential Utilities, Inc. (Water Utilities)	2,031	90,888
Evercore Partners, Inc. - Class A (Capital Markets)	481	63,367
Exelixis, Inc.* (Biotechnology)	5,674	128,176
FactSet Research Systems, Inc. (Capital Markets)	691	213,235
Fair Isaac Corp.* (Software)	531	258,092
Federated Hermes, Inc. - Class B (Capital Markets)	702	21,973
First Financial Bankshares, Inc. (Banks)	1,656	77,385

	Shares	Value
Common Stocks, continued
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,199	$54,902
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,541	134,529
Five Below, Inc.* (Specialty Retail)	1,016	193,842
Flowers Foods, Inc. (Food Products)	1,397	33,249
Fox Factory Holding Corp.* (Auto Components)	760	96,565
FTI Consulting, Inc.* (Professional Services)	623	87,289
Gentex Corp. (Auto Components)	2,571	91,708
Glacier Bancorp, Inc. (Banks)	867	49,488
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	1,405	86,646
Graco, Inc. (Machinery)	3,069	219,801
Grand Canyon Education, Inc.* (Diversified Consumer Services)	315	33,737
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	977	36,042
Grubhub, Inc.* (Internet & Direct Marketing Retail)	1,696	101,760
Haemonetics Corp.* (Health Care Equipment & Supplies)	509	56,504
Halozyme Therapeutics, Inc.* (Biotechnology)	2,313	96,429
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,018	30,866
HealthEquity, Inc.* (Health Care Providers & Services)	1,507	102,476
Helen of Troy, Ltd.* (Household Durables)	444	93,533
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	507	56,013
Hubbell, Inc. (Electrical Equipment)	593	110,826
IAA, Inc.* (Commercial Services & Supplies)	2,447	134,928
ICU Medical, Inc.* (Health Care Equipment & Supplies)	182	37,390
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	1,905	130,245
Ingevity Corp.* (Chemicals)	362	27,342
Insperity, Inc. (Professional Services)	645	54,012
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	645	44,563
Interactive Brokers Group, Inc. (Capital Markets)	1,471	107,442
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,312	54,120
ITT, Inc. (Machinery)	709	64,455
j2 Global, Inc.* (Software)	485	58,132
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	415	45,559
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,024	168,315
Kinsale Capital Group, Inc. (Insurance)	388	63,942
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	2,230	107,241
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	788	74,009
Lancaster Colony Corp. (Food Products)	207	36,300
Landstar System, Inc. (Road & Rail)	440	72,626
LendingTree, Inc.* (Thrifts & Mortgage Finance)	199	42,387
Lennox International, Inc. (Building Products)	368	114,665
LHC Group, Inc.* (Health Care Providers & Services)	574	109,755
Life Storage, Inc. (Equity Real Estate Investment Trusts)	714	61,368
Ligand Pharmaceuticals, Inc.* (Biotechnology)	156	23,782
Lincoln Electric Holdings, Inc. (Machinery)	1,085	133,390
Lithia Motors, Inc. - Class A (Specialty Retail)	484	188,804
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	445	117,676
LiveRamp Holdings, Inc.* (IT Services)	645	33,463
Louisiana-Pacific Corp. (Paper & Forest Products)	1,066	59,120
Lumentum Holdings, Inc.* (Communications Equipment)	1,376	125,698
Manhattan Associates, Inc.* (Software)	1,160	136,161
Masimo Corp.* (Health Care Equipment & Supplies)	924	212,207
Mattel, Inc.* (Leisure Products)	6,331	126,114
MAXIMUS, Inc. (IT Services)	693	61,705
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	4,113	87,525
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	501	82,189
Mercury Systems, Inc.* (Aerospace & Defense)	1,020	72,063
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,005	186,347
Molina Healthcare, Inc.* (Health Care Providers & Services)	569	133,009
MSA Safety, Inc. (Commercial Services & Supplies)	661	99,163
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	425	38,331
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,077	46,510
Nektar Therapeutics* (Pharmaceuticals)	1,260	25,200
Neogen Corp.* (Health Care Equipment & Supplies)	581	51,645
Neurocrine Biosciences, Inc.* (Biotechnology)	1,693	164,644
NewMarket Corp. (Chemicals)	50	19,008
Nordson Corp. (Machinery)	619	122,983
Nu Skin Enterprises, Inc. - Class A (Personal Products)	509	26,921
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	1,035	90,045
PacWest Bancorp (Banks)	595	22,699
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	598	53,007
Paylocity Holding Corp.* (Software)	682	122,644
Penumbra, Inc.* (Health Care Equipment & Supplies)	617	166,948
Perspecta, Inc. (IT Services)	948	27,539
PNM Resources, Inc. (Electric Utilities)	609	29,871
Polaris, Inc. (Leisure Products)	498	66,483
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	462	24,449
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	1,174	180,009
Primerica, Inc. (Insurance)	715	105,691

	Shares	Value
Common Stocks, continued
PROG Holdings, Inc. (Consumer Finance)	566	$24,502
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	167	25,815
PTC, Inc.* (Software)	1,912	263,186
Qualys, Inc.* (Software)	615	64,440
Quidel Corp.* (Health Care Equipment & Supplies)	702	89,807
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,003	32,347
Regal Beloit Corp. (Electrical Equipment)	369	52,649
RenaissanceRe Holdings, Ltd. (Insurance)	526	84,292
Repligen Corp.* (Biotechnology)	925	179,828
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	1,411	71,114
RH* (Specialty Retail)	298	177,787
RLI Corp. (Insurance)	426	47,529
Royal Gold, Inc. (Metals & Mining)	692	74,473
RPM International, Inc. (Chemicals)	1,467	134,744
Sabre Corp.* (IT Services)	2,077	30,760
Sailpoint Technologies Holding, Inc.* (Software)	1,664	84,265
Science Applications International Corp. (IT Services)	413	34,523
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	594	22,881
SEI Investments Co. (Capital Markets)	1,105	67,328
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,182	81,558
Sensient Technologies Corp. (Chemicals)	371	28,938
Service Corp. International (Diversified Consumer Services)	1,848	94,340
Signature Bank (Banks)	364	82,300
Silgan Holdings, Inc. (Containers & Packaging)	627	26,353
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	472	66,585
Simpson Manufacturing Co., Inc. (Building Products)	789	81,843
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	526	24,443
SLM Corp. (Consumer Finance)	6,100	109,617
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	938	269,620
STAAR Surgical Co.* (Health Care Equipment & Supplies)	847	89,282
Stericycle, Inc.* (Commercial Services & Supplies)	650	43,882
Stifel Financial Corp. (Capital Markets)	802	51,376
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,615	54,103
Sunrun, Inc.* (Electrical Equipment)	2,912	176,117
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	305	41,303
Syneos Health, Inc.* (Life Sciences Tools & Services)	1,503	114,003
TEGNA, Inc. (Media)	1,597	30,072
Tempur Sealy International, Inc. (Household Durables)	3,473	126,973
Teradata Corp.* (IT Services)	734	28,288
Terex Corp. (Machinery)	479	22,068
Tetra Tech, Inc. (Commercial Services & Supplies)	986	133,820
Texas Roadhouse, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,191	114,264
The Boston Beer Co., Inc.* - Class A (Beverages)	167	201,449
The Brink’s Co. (Commercial Services & Supplies)	343	27,176
The Chemours Co. (Chemicals)	1,352	37,734
The Hain Celestial Group, Inc.* (Food Products)	926	40,374
The Middleby Corp.* (Machinery)	618	102,434
The New York Times Co. - Class A (Media)	2,638	133,536
The Scotts Miracle-Gro Co. - Class A (Chemicals)	739	181,032
The Timken Co. (Machinery)	1,239	100,570
The Toro Co. (Machinery)	1,957	201,844
The Wendy’s Co. (Hotels, Restaurants & Leisure)	3,256	65,967
Toll Brothers, Inc. (Household Durables)	897	50,887
Tootsie Roll Industries, Inc. (Food Products)	135	4,469
TopBuild Corp.* (Household Durables)	601	125,867
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	611	37,369
Trex Co., Inc.* (Building Products)	2,105	192,692
TripAdvisor, Inc.* (Interactive Media & Services)	648	34,856
Umpqua Holdings Corp. (Banks)	1,723	30,239
United Therapeutics Corp.* (Biotechnology)	339	56,705
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	780	184,681
Valmont Industries, Inc. (Construction & Engineering)	157	37,314
Valvoline, Inc. (Chemicals)	1,979	51,593
Visteon Corp.* (Auto Components)	243	29,634
Watsco, Inc. (Trading Companies & Distributors)	370	96,477
Werner Enterprises, Inc. (Road & Rail)	478	22,547
WEX, Inc.* (IT Services)	466	97,497
Williams-Sonoma, Inc. (Specialty Retail)	1,394	249,804
Wingstop, Inc. (Hotels, Restaurants & Leisure)	540	68,672
Woodward, Inc. (Machinery)	555	66,950
World Wrestling Entertainment, Inc. - Class A (Entertainment)	494	26,804
Worthington Industries, Inc. (Metals & Mining)	364	24,421
WW International, Inc.* (Diversified Consumer Services)	339	10,604
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	915	63,849
XPO Logistics, Inc.* (Air Freight & Logistics)	966	119,108
Yelp, Inc.* (Interactive Media & Services)	655	25,545
YETI Holdings, Inc.* (Leisure Products)	1,364	98,494
TOTAL COMMON STOCKS
(Cost $11,923,209)		19,436,763

	Principal Amount	Value
Repurchase Agreements(a) (0.1%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $26,000	$26,000	$26,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,000)		26,000

TOTAL INVESTMENT SECURITIES (Cost $11,949,209) - 100.0%		19,462,763
Net other assets (liabilities) – (NM)%		(8,101)

NET ASSETS - 100.0%		$19,454,662

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
NM	Not meaningful, amount is less than 0.05%

ProFund VP Mid-Cap Growth invested in the following industries as of March 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$270,146	1.4%
Air Freight & Logistics	119,108	0.6%
Auto Components	217,907	1.1%
Banks	332,516	1.7%
Beverages	201,449	1.0%
Biotechnology	851,090	4.4%
Building Products	474,521	2.4%
Capital Markets	524,721	2.7%
Chemicals	512,171	2.6%
Commercial Services & Supplies	469,062	2.4%
Communications Equipment	182,880	0.9%
Construction & Engineering	37,314	0.2%
Construction Materials	63,442	0.3%
Consumer Finance	134,119	0.7%
Containers & Packaging	128,922	0.7%
Diversified Consumer Services	138,681	0.7%
Diversified Telecommunication Services	54,120	0.3%
Electric Utilities	29,871	0.2%
Electrical Equipment	374,187	1.9%
Electronic Equipment, Instruments & Components	598,434	3.1%
Energy Equipment & Services	30,226	0.2%
Entertainment	26,804	0.1%
Equity Real Estate Investment Trusts	918,281	4.7%
Food & Staples Retailing	91,386	0.5%
Food Products	331,893	1.8%
Health Care Equipment & Supplies	955,457	4.8%
Health Care Providers & Services	755,851	3.9%
Hotels, Restaurants & Leisure	715,690	3.7%
Household Durables	397,260	2.0%
Household Products	23,588	0.1%
Industrial Conglomerates	92,329	0.5%
Insurance	566,401	2.9%
Interactive Media & Services	60,401	0.3%
Internet & Direct Marketing Retail	101,760	0.5%
IT Services	522,038	2.7%
Leisure Products	365,289	1.9%
Life Sciences Tools & Services	908,140	4.7%
Machinery	1,169,066	6.1%
Media	344,615	1.8%
Metals & Mining	285,463	1.5%
Multiline Retail	90,045	0.5%
Oil, Gas & Consumable Fuels	222,167	1.1%
Paper & Forest Products	59,120	0.3%
Personal Products	26,921	0.1%
Pharmaceuticals	193,515	1.0%
Professional Services	233,305	1.2%
Road & Rail	202,414	1.0%
Semiconductors & Semiconductor Equipment	1,447,649	7.4%
Software	1,264,149	6.5%
Specialty Retail	810,237	4.2%
Textiles, Apparel & Luxury Goods	193,787	1.0%
Thrifts & Mortgage Finance	91,159	0.5%
Trading Companies & Distributors	134,808	0.7%
Water Utilities	90,888	0.4%
Other**	17,899	0.1%
Total	$19,454,662	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2021 :: ProFund VP Mid-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	949	$54,226
ACI Worldwide, Inc.* (Software)	928	35,310
Acuity Brands, Inc. (Electrical Equipment)	621	102,465
Adient PLC* (Auto Components)	1,618	71,515
Adtalem Global Education, Inc.* (Diversified Consumer Services)	863	34,123
AECOM* (Construction & Engineering)	2,541	162,904
Affiliated Managers Group, Inc. (Capital Markets)	734	109,388
AGCO Corp. (Machinery)	616	88,488
Alleghany Corp.* (Insurance)	242	151,563
ALLETE, Inc. (Electric Utilities)	896	60,202
Alliance Data Systems Corp. (IT Services)	855	95,838
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,445	62,381
American Eagle Outfitters, Inc. (Specialty Retail)	2,574	75,264
American Financial Group, Inc. (Insurance)	1,204	137,376
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,290	30,586
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	2,562	109,551
AptarGroup, Inc. (Containers & Packaging)	438	62,051
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,284	142,292
Ashland Global Holdings, Inc. (Chemicals)	602	53,440
Associated Banc-Corp. (Banks)	2,630	56,124
AutoNation, Inc.* (Specialty Retail)	947	88,279
Avient Corp. (Chemicals)	1,573	74,356
Avis Budget Group, Inc.* (Road & Rail)	890	64,561
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,712	71,065
BancorpSouth Bank (Banks)	1,661	53,949
Bank of Hawaii Corp. (Banks)	690	61,748
Bank OZK (Banks)	2,080	84,968
Belden, Inc. (Electronic Equipment, Instruments & Components)	769	34,121
BJ’s Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	2,365	106,093
Black Hills Corp. (Multi-Utilities)	1,080	72,112
Blackbaud, Inc.* (Software)	457	32,484
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	636	37,499
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	5,108	103,335
Brunswick Corp. (Leisure Products)	602	57,413
Builders FirstSource, Inc.* (Building Products)	1,812	84,022
Cabot Corp. (Chemicals)	977	51,234
CACI International, Inc.* - Class A (IT Services)	246	60,678
Camden Property Trust (Equity Real Estate Investment Trusts)	890	97,820
Cantel Medical Corp.* (Health Care Equipment & Supplies)	337	26,906
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	2,600	132,600
Carlisle Cos., Inc. (Industrial Conglomerates)	386	63,528
Carter’s, Inc.* (Textiles, Apparel & Luxury Goods)	759	67,498
Casey’s General Stores, Inc. (Food & Staples Retailing)	393	84,963
Cathay General Bancorp (Banks)	1,286	52,443
CDK Global, Inc. (Software)	1,048	56,655
Ceridian HCM Holding, Inc.* (Software)	924	77,865
ChampionX Corp.* (Energy Equipment & Services)	1,894	41,157
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	234	25,106
Ciena Corp.* (Communications Equipment)	1,684	92,149
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	919	54,579
Cinemark Holdings, Inc.* (Entertainment)	1,857	37,901
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	569	48,246
CIT Group, Inc. (Banks)	1,698	87,464
Clean Harbors, Inc.* (Commercial Services & Supplies)	528	44,384
CNO Financial Group, Inc. (Insurance)	2,318	56,304
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	278	70,303
Colfax Corp.* (Machinery)	1,984	86,919
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	304	32,112
Commerce Bancshares, Inc. (Banks)	943	72,243
Commercial Metals Co. (Metals & Mining)	2,068	63,777
CommVault Systems, Inc.* (Software)	412	26,574
Compass Minerals International, Inc. (Metals & Mining)	303	19,004
Concentrix Corp.* (IT Services)	374	55,995
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	265	31,760
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,932	50,870
Coty, Inc.* - Class A (Personal Products)	4,886	44,023
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,558	90,425
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	408	70,535
Crane Co. (Machinery)	851	79,917
Cullen/Frost Bankers, Inc. (Banks)	967	105,171
Curtiss-Wright Corp. (Aerospace & Defense)	445	52,777
Dana, Inc. (Auto Components)	2,490	60,582
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,130	86,050
Domtar Corp. (Paper & Forest Products)	947	34,992
Donaldson Co., Inc. (Machinery)	1,087	63,220
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	2,839	89,145
Dycom Industries, Inc.* (Construction & Engineering)	526	48,839
Eagle Materials, Inc. (Construction Materials)	275	36,963

	Shares	Value
Common Stocks, continued
East West Bancorp, Inc. (Banks)	2,436	$179,777
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	288	41,265
EMCOR Group, Inc. (Construction & Engineering)	943	105,767
Encompass Health Corp. (Health Care Providers & Services)	753	61,671
Energizer Holdings, Inc. (Household Products)	530	25,154
EnerSys (Electrical Equipment)	375	34,050
EPR Properties (Equity Real Estate Investment Trusts)	1,288	60,008
EQT Corp.* (Oil, Gas & Consumable Fuels)	2,976	55,294
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	3,862	31,514
Essent Group, Ltd. (Thrifts & Mortgage Finance)	972	46,160
Essential Utilities, Inc. (Water Utilities)	1,921	85,965
Evercore Partners, Inc. - Class A (Capital Markets)	268	35,306
F.N.B. Corp. (Banks)	5,534	70,282
Federated Hermes, Inc. - Class B (Capital Markets)	956	29,923
First American Financial Corp. (Insurance)	1,891	107,125
First Financial Bankshares, Inc. (Banks)	882	41,216
First Horizon Corp. (Banks)	9,559	161,643
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,089	49,865
FirstCash, Inc. (Consumer Finance)	708	46,495
Flowers Foods, Inc. (Food Products)	2,068	49,218
Flowserve Corp. (Machinery)	2,242	87,012
Fluor Corp.* (Construction & Engineering)	2,156	49,782
Foot Locker, Inc. (Specialty Retail)	1,793	100,855
Fulton Financial Corp. (Banks)	2,793	47,565
GATX Corp. (Trading Companies & Distributors)	605	56,108
Gentex Corp. (Auto Components)	1,761	62,815
Genworth Financial, Inc.* - Class A (Insurance)	8,710	28,917
Glacier Bancorp, Inc. (Banks)	820	46,806
Graham Holdings Co. - Class B (Diversified Consumer Services)	70	39,371
Grand Canyon Education, Inc.* (Diversified Consumer Services)	509	54,514
Greif, Inc. - Class A (Containers & Packaging)	456	25,992
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	566	20,880
H&R Block, Inc. (Diversified Consumer Services)	3,158	68,845
Haemonetics Corp.* (Health Care Equipment & Supplies)	393	43,627
Hancock Whitney Corp. (Banks)	1,494	62,763
Harley-Davidson, Inc. (Automobiles)	2,639	105,824
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,879	83,484
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,444	43,782
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,286	36,047
Herman Miller, Inc. (Commercial Services & Supplies)	1,014	41,726
Hexcel Corp.* (Aerospace & Defense)	1,440	80,640
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,790	76,863
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	663	73,247
Home BancShares, Inc. (Banks)	2,616	70,763
Hubbell, Inc. (Electrical Equipment)	374	69,897
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	2,596	70,429
ICU Medical, Inc.* (Health Care Equipment & Supplies)	165	33,898
IDACORP, Inc. (Electric Utilities)	867	86,674
Ingevity Corp.* (Chemicals)	355	26,813
Ingredion, Inc. (Food Products)	1,153	103,678
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	609	42,076
InterDigital, Inc. (Communications Equipment)	530	33,629
International Bancshares Corp. (Banks)	959	44,517
Iridium Communications, Inc.* (Diversified Telecommunication Services)	793	32,711
ITT, Inc. (Machinery)	819	74,455
j2 Global, Inc.* (Software)	271	32,482
Jabil, Inc. (Electronic Equipment, Instruments & Components)	2,329	121,481
Janus Henderson Group PLC (Capital Markets)	2,936	91,456
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,903	60,496
Jefferies Financial Group, Inc. (Diversified Financial Services)	3,487	104,959
JetBlue Airways Corp.* (Airlines)	5,439	110,629
John Wiley & Sons, Inc. - Class A (Media)	749	40,596
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	881	157,734
KAR Auction Services, Inc.* (Commercial Services & Supplies)	2,233	33,495
KB Home (Household Durables)	1,531	71,238
KBR, Inc. (IT Services)	2,426	93,134
Kemper Corp. (Insurance)	1,060	84,503
Kennametal, Inc. (Machinery)	1,439	57,517
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,822	119,578
Kirby Corp.* (Marine)	1,034	62,330
Kohl’s Corp. (Multiline Retail)	2,715	161,842
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	744	69,876
Lancaster Colony Corp. (Food Products)	142	24,901
Landstar System, Inc. (Road & Rail)	245	40,440
Lear Corp. (Auto Components)	942	170,737
Lennox International, Inc. (Building Products)	242	75,405
Life Storage, Inc. (Equity Real Estate Investment Trusts)	624	53,633
Ligand Pharmaceuticals, Inc.* (Biotechnology)	136	20,733
LivaNova PLC* (Health Care Equipment & Supplies)	838	61,785
LiveRamp Holdings, Inc.* (IT Services)	542	28,119
Louisiana-Pacific Corp. (Paper & Forest Products)	826	45,810
ManpowerGroup, Inc. (Professional Services)	947	93,658

	Shares	Value
Common Stocks, continued
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)	708	$123,318
MasTec, Inc.* (Construction & Engineering)	971	90,983
MAXIMUS, Inc. (IT Services)	402	35,794
MDU Resources Group, Inc. (Multi-Utilities)	3,451	109,086
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	6,089	129,574
Mercury General Corp. (Insurance)	457	27,790
MGIC Investment Corp. (Thrifts & Mortgage Finance)	5,826	80,690
Minerals Technologies, Inc. (Chemicals)	582	43,836
Molina Healthcare, Inc.* (Health Care Providers & Services)	459	107,296
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	402	36,256
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,485	40,779
Murphy USA, Inc. (Specialty Retail)	437	63,173
National Fuel Gas Co. (Gas Utilities)	1,570	78,484
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,247	53,852
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	3,019	133,047
Navient Corp. (Consumer Finance)	3,164	45,277
NCR Corp.* (Technology Hardware, Storage & Peripherals)	2,239	84,970
Nektar Therapeutics* (Pharmaceuticals)	1,944	38,880
Neogen Corp.* (Health Care Equipment & Supplies)	367	32,623
NetScout Systems, Inc.* (Communications Equipment)	1,265	35,622
New Jersey Resources Corp. (Gas Utilities)	1,657	66,065
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	8,016	101,162
NewMarket Corp. (Chemicals)	77	29,272
Nordson Corp. (Machinery)	346	68,743
Nordstrom, Inc.* (Multiline Retail)	1,874	70,968
NorthWestern Corp. (Multi-Utilities)	870	56,724
Nu Skin Enterprises, Inc. - Class A (Personal Products)	393	20,786
NuVasive, Inc.* (Health Care Equipment & Supplies)	885	58,021
nVent Electric PLC (Electrical Equipment)	2,895	80,799
OGE Energy Corp. (Electric Utilities)	3,442	111,383
Old Republic International Corp. (Insurance)	4,869	106,339
Olin Corp. (Chemicals)	2,458	93,330
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	3,988	146,079
ONE Gas, Inc. (Gas Utilities)	916	70,450
Oshkosh Corp. (Machinery)	1,176	139,545
Owens Corning (Building Products)	1,806	166,315
PacWest Bancorp (Banks)	1,448	55,241
Park Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	4,068	87,787
Patterson Cos., Inc. (Health Care Providers & Services)	1,498	47,861
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	2,260	54,895
Perspecta, Inc. (IT Services)	1,460	42,413
Physicians Realty Trust (Equity Real Estate Investment Trusts)	3,625	64,054
Pilgrim’s Pride Corp.* (Food Products)	838	19,936
Pinnacle Financial Partners, Inc. (Banks)	1,307	115,879
PNM Resources, Inc. (Electric Utilities)	902	44,243
Polaris, Inc. (Leisure Products)	530	70,755
Post Holdings, Inc.* (Food Products)	1,030	108,891
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	713	37,732
PROG Holdings, Inc. (Consumer Finance)	629	27,229
Prosperity Bancshares, Inc. (Banks)	1,599	119,749
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	186	28,752
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,423	45,892
Regal Beloit Corp. (Electrical Equipment)	350	49,938
Reinsurance Group of America, Inc. (Insurance)	1,171	147,605
Reliance Steel & Aluminum Co. (Metals & Mining)	1,094	166,605
RenaissanceRe Holdings, Ltd. (Insurance)	375	60,094
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	927	46,721
RLI Corp. (Insurance)	280	31,240
Royal Gold, Inc. (Metals & Mining)	474	51,012
RPM International, Inc. (Chemicals)	851	78,164
Ryder System, Inc. (Road & Rail)	924	69,900
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	3,630	63,017
Sabre Corp.* (IT Services)	3,495	51,761
Sanderson Farms, Inc. (Food Products)	343	53,433
Science Applications International Corp. (IT Services)	611	51,073
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	407	15,678
SEI Investments Co. (Capital Markets)	1,005	61,235
Selective Insurance Group, Inc. (Insurance)	1,030	74,716
Sensient Technologies Corp. (Chemicals)	379	29,562
Service Corp. International (Diversified Consumer Services)	1,166	59,524
Service Properties Trust (Equity Real Estate Investment Trusts)	2,836	33,635
Signature Bank (Banks)	637	144,026
Silgan Holdings, Inc. (Containers & Packaging)	754	31,691
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	310	43,732
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	810	37,641
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	2,354	98,185
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	1,194	83,568
Sonoco Products Co. (Containers & Packaging)	1,730	109,509
Southwest Gas Holdings, Inc. (Gas Utilities)	984	67,611
Spire, Inc. (Gas Utilities)	890	65,762
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	1,977	84,023
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	2,029	54,012
Steel Dynamics, Inc. (Metals & Mining)	3,450	175,123
Stericycle, Inc.* (Commercial Services & Supplies)	962	64,944

	Shares	Value
Common Stocks, continued
Sterling Bancorp (Banks)	3,332	$76,703
Stifel Financial Corp. (Capital Markets)	1,048	67,135
STORE Capital Corp. (Equity Real Estate Investment Trusts)	2,601	87,134
Strategic Education, Inc. (Diversified Consumer Services)	419	38,510
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	313	42,386
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	711	81,651
Synovus Financial Corp. (Banks)	2,557	116,983
Taylor Morrison Home Corp.* (Household Durables)	2,217	68,306
TCF Financial Corp. (Banks)	2,627	122,050
TEGNA, Inc. (Media)	2,268	42,707
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,713	39,330
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,827	95,004
Teradata Corp.* (IT Services)	1,180	45,477
Terex Corp. (Machinery)	741	34,138
Texas Capital Bancshares, Inc.* (Banks)	869	61,629
The Brink’s Co. (Commercial Services & Supplies)	528	41,833
The Chemours Co. (Chemicals)	1,563	43,623
The Goodyear Tire & Rubber Co.* (Auto Components)	4,016	70,560
The Hain Celestial Group, Inc.* (Food Products)	537	23,413
The Hanover Insurance Group, Inc. (Insurance)	626	81,042
The Macerich Co. (Equity Real Estate Investment Trusts)	1,996	23,353
The Middleby Corp.* (Machinery)	374	61,991
Thor Industries, Inc. (Automobiles)	953	128,407
Toll Brothers, Inc. (Household Durables)	1,080	61,268
Tootsie Roll Industries, Inc. (Food Products)	180	5,976
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	902	55,166
TreeHouse Foods, Inc.* (Food Products)	962	50,255
Tri Pointe Homes, Inc.* (Household Durables)	2,053	41,799
Trinity Industries, Inc. (Machinery)	1,413	40,256
TripAdvisor, Inc.* (Interactive Media & Services)	1,045	56,211
Trustmark Corp. (Banks)	1,091	36,723
UGI Corp. (Gas Utilities)	3,590	147,225
UMB Financial Corp. (Banks)	746	68,878
Umpqua Holdings Corp. (Banks)	2,162	37,943
United Bankshares, Inc. (Banks)	2,221	85,686
United States Steel Corp. (Metals & Mining)	4,518	118,236
United Therapeutics Corp.* (Biotechnology)	445	74,435
Univar Solutions, Inc.* (Trading Companies & Distributors)	2,916	62,810
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,894	31,289
Urban Outfitters, Inc.* (Specialty Retail)	1,177	43,773
Valley National Bancorp (Banks)	6,980	95,905
Valmont Industries, Inc. (Construction & Engineering)	217	51,574
Valvoline, Inc. (Chemicals)	1,250	32,588
ViaSat, Inc.* (Communications Equipment)	1,121	53,886
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,283	54,975
Visteon Corp.* (Auto Components)	249	30,366
Vontier Corp.* (Electronic Equipment, Instruments & Components)	2,900	87,783
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,277	39,332
Watsco, Inc. (Trading Companies & Distributors)	217	56,583
Webster Financial Corp. (Banks)	1,555	85,696
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	2,068	55,650
Werner Enterprises, Inc. (Road & Rail)	530	25,000
WEX, Inc.* (IT Services)	321	67,160
Wintrust Financial Corp. (Banks)	978	74,132
Woodward, Inc. (Machinery)	485	58,506
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,087	38,262
World Wrestling Entertainment, Inc. - Class A (Entertainment)	337	18,286
Worthington Industries, Inc. (Metals & Mining)	248	16,638
WW International, Inc.* (Diversified Consumer Services)	500	15,640
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	738	51,498
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	2,871	69,679
XPO Logistics, Inc.* (Air Freight & Logistics)	844	104,065
Yelp, Inc.* (Interactive Media & Services)	596	23,244
TOTAL COMMON STOCKS (Cost $14,726,459)		20,507,140

	Principal Amount	Value
Repurchase Agreements(a) (0.3%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $60,000	$60,000	$60,000
TOTAL REPURCHASE AGREEMENTS (Cost $60,000)		60,000

TOTAL INVESTMENT SECURITIES (Cost $14,786,459) - 100.3%		20,567,140
Net other assets (liabilities) - (0.3)%		(57,027)

NET ASSETS - 100.0%		$20,510,113

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Mid-Cap Value invested in the following industries as of March 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$133,417	0.7%
Air Freight & Logistics	104,065	0.5%
Airlines	110,629	0.5%
Auto Components	466,575	2.4%
Automobiles	234,231	1.1%
Banks	2,596,665	12.7%
Biotechnology	95,168	0.5%
Building Products	325,742	1.6%
Capital Markets	394,443	1.9%
Chemicals	556,218	2.7%
Commercial Services & Supplies	262,429	1.3%
Communications Equipment	215,286	1.0%
Construction & Engineering	509,849	2.5%
Construction Materials	36,963	0.2%
Consumer Finance	119,001	0.6%
Containers & Packaging	229,243	1.1%
Diversified Consumer Services	310,527	1.5%
Diversified Financial Services	104,959	0.5%
Diversified Telecommunication Services	32,711	0.2%
Electric Utilities	385,986	1.9%
Electrical Equipment	337,149	1.6%
Electronic Equipment, Instruments & Components	717,523	3.4%
Energy Equipment & Services	41,157	0.2%
Entertainment	56,187	0.3%
Equity Real Estate Investment Trusts	2,517,284	12.2%
Food & Staples Retailing	265,948	1.3%
Food Products	439,701	2.2%
Gas Utilities	495,597	2.4%
Health Care Equipment & Supplies	372,183	1.8%
Health Care Providers & Services	366,058	1.8%
Hotels, Restaurants & Leisure	416,441	2.0%
Household Durables	242,611	1.2%
Household Products	25,154	0.1%
Industrial Conglomerates	63,528	0.3%
Insurance	1,094,614	5.3%
Interactive Media & Services	79,455	0.4%
IT Services	627,442	3.1%
Leisure Products	128,168	0.6%
Machinery	940,707	4.6%
Marine	62,330	0.3%
Media	83,303	0.3%
Metals & Mining	610,395	3.0%
Multiline Retail	232,810	1.1%
Multi-Utilities	237,922	1.2%
Oil, Gas & Consumable Fuels	220,428	1.1%
Paper & Forest Products	80,802	0.4%
Personal Products	64,809	0.3%
Pharmaceuticals	38,880	0.2%
Professional Services	93,658	0.5%
Real Estate Management & Development	157,734	0.8%
Road & Rail	199,901	1.0%
Semiconductors & Semiconductor Equipment	164,950	0.8%
Software	261,370	1.3%
Specialty Retail	457,394	2.2%
Technology Hardware, Storage & Peripherals	154,649	0.8%
Textiles, Apparel & Luxury Goods	330,395	1.6%
Thrifts & Mortgage Finance	267,344	1.3%
Trading Companies & Distributors	211,757	1.0%
Water Utilities	85,965	0.4%
Wireless Telecommunication Services	39,330	0.2%
Other**	2,973	NM
Total	$20,510,113	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%

March 31, 2021 :: ProFund VP Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (78.2%)
Activision Blizzard, Inc. (Entertainment)	6,784	$630,912
Adobe, Inc.* (Software)	4,192	1,992,750
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	10,608	832,728
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,925	294,352
Align Technology, Inc.* (Health Care Equipment & Supplies)	693	375,280
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,731	3,570,222
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,885	3,899,368
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,898	8,966,644
American Electric Power Co., Inc. (Electric Utilities)	4,348	368,276
Amgen, Inc. (Biotechnology)	5,060	1,258,978
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,230	500,908
ANSYS, Inc.* (Software)	760	258,066
Apple, Inc. (Technology Hardware, Storage & Peripherals)	96,602	11,799,934
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	8,034	1,073,342
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	681	420,422
Atlassian Corp. PLC* - Class A (Software)	1,165	245,535
Autodesk, Inc.* (Software)	1,925	533,514
Automatic Data Processing, Inc. (IT Services)	3,747	706,197
Baidu, Inc.*ADR (Interactive Media & Services)	2,376	516,899
Biogen, Inc.* (Biotechnology)	1,334	373,187
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	359	836,413
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,575	1,657,585
Cadence Design Systems, Inc.* (Software)	2,443	334,667
CDW Corp. (Electronic Equipment, Instruments & Components)	1,235	204,701
Cerner Corp. (Health Care Technology)	2,682	192,782
Charter Communications, Inc.* - Class A (Media)	1,696	1,046,466
Check Point Software Technologies, Ltd.* (Software)	1,228	137,499
Cintas Corp. (Commercial Services & Supplies)	920	314,005
Cisco Systems, Inc. (Communications Equipment)	36,967	1,911,564
Cognizant Technology Solutions Corp. - Class A (IT Services)	4,646	362,946
Comcast Corp. - Class A (Media)	40,027	2,165,861
Copart, Inc.* (Commercial Services & Supplies)	2,069	224,714
Costco Wholesale Corp. (Food & Staples Retailing)	3,879	1,367,270
CSX Corp. (Road & Rail)	6,677	643,797
DexCom, Inc.* (Health Care Equipment & Supplies)	842	302,606
DocuSign, Inc.* (Software)	1,634	330,803
Dollar Tree, Inc.* (Multiline Retail)	2,059	235,673
eBay, Inc. (Internet & Direct Marketing Retail)	5,959	364,929
Electronic Arts, Inc. (Entertainment)	2,519	340,997
Exelon Corp. (Electric Utilities)	8,549	373,932
Facebook, Inc.* - Class A (Interactive Media & Services)	13,841	4,076,589
Fastenal Co. (Trading Companies & Distributors)	5,030	252,908
Fiserv, Inc.* (IT Services)	5,862	697,812
Fox Corp. - Class A (Media)	2,928	105,730
Fox Corp. - Class B (Media)	2,243	78,348
Gilead Sciences, Inc. (Biotechnology)	11,003	711,123
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	748	366,004
Illumina, Inc.* (Life Sciences Tools & Services)	1,278	490,829
Incyte Corp.* (Biotechnology)	1,925	156,445
Intel Corp. (Semiconductors & Semiconductor Equipment)	35,577	2,276,929
Intuit, Inc. (Software)	2,398	918,578
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,031	761,848
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	7,274	613,416
Keurig Dr Pepper, Inc. (Beverages)	12,322	423,507
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,349	445,710
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,251	744,645
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	1,096	336,154
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,841	420,781
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	5,882	288,100
Match Group, Inc.* (Interactive Media & Services)	2,355	323,530
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,347	214,445
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	437	643,325
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,356	365,698
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	9,795	864,017
Microsoft Corp. (Software)	43,405	10,233,596
Moderna, Inc.* (Biotechnology)	3,500	458,325
Mondelez International, Inc. - Class A (Food Products)	12,366	723,782
Monster Beverage Corp.* (Beverages)	4,623	421,109
NetEase, Inc.ADR (Entertainment)	2,623	270,851
Netflix, Inc.* (Entertainment)	3,878	2,022,997

	Shares	Value
Common Stocks, continued
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	5,429	$2,898,707
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,426	488,451
Okta, Inc.* (IT Services)	1,061	233,876
O'Reilly Automotive, Inc.* (Specialty Retail)	615	311,959
PACCAR, Inc. (Machinery)	3,038	282,291
Paychex, Inc. (IT Services)	3,159	309,645
PayPal Holdings, Inc.* (IT Services)	10,256	2,490,568
Peloton Interactive, Inc.* - Class A (Leisure Products)	2,308	259,512
PepsiCo, Inc. (Beverages)	12,080	1,708,717
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	3,025	404,987
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	9,947	1,318,873
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	922	436,235
Ross Stores, Inc. (Specialty Retail)	3,121	374,239
Seagen, Inc.* (Biotechnology)	1,586	220,232
Sirius XM Holdings, Inc. (Media)	36,251	220,769
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,444	264,945
Splunk, Inc.* (Software)	1,416	191,840
Starbucks Corp. (Hotels, Restaurants & Leisure)	10,311	1,126,682
Synopsys, Inc.* (Software)	1,334	330,539
Tesla, Inc.* (Automobiles)	6,835	4,565,302
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	8,061	1,523,448
The Kraft Heinz Co. (Food Products)	10,710	428,400
T-Mobile US, Inc.* (Wireless Telecommunication Services)	10,882	1,363,406
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	4,613	182,813
VeriSign, Inc.* (IT Services)	990	196,772
Verisk Analytics, Inc. - Class A (Professional Services)	1,425	251,783
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,276	489,090
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	7,566	415,373
Workday, Inc.* - Class A (Software)	1,576	391,526
Xcel Energy, Inc. (Electric Utilities)	4,709	313,196
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	2,148	266,137
Zoom Video Communications, Inc.* - Class A (Software)	1,785	573,503
TOTAL COMMON STOCKS (Cost $31,028,252)		107,507,671

	Principal Amount	Value
Repurchase Agreements(a)(b) (21.4%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $29,471,000	$29,471,000	$29,471,000
TOTAL REPURCHASE AGREEMENTS (Cost $29,471,000)		29,471,000

TOTAL INVESTMENT SECURITIES (Cost $60,499,252) - 99.6%		136,978,671
Net other assets (liabilities) - 0.4%		584,825

NET ASSETS - 100.0%		$137,563,496

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2021, the aggregate amount held in a segregated account was $4,765,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
ADR	American Depositary Receipt
NYS	New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq 100 Futures Contracts	5	6/21/21	$1,308,975	$31,107

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	4/27/21	0.64%	$2,428,950	$23,367
Nasdaq-100 Index	UBS AG	4/27/21	0.89%	27,230,195	245,041
				$29,659,145	$268,408

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Nasdaq-100 invested in the following industries as of March 31, 2021:

	Value	% of Net Assets
Automobiles	$4,565,302	3.3%
Beverages	2,553,333	1.9%
Biotechnology	4,397,967	3.2%
Commercial Services & Supplies	538,719	0.4%
Communications Equipment	1,911,564	1.4%
Electric Utilities	1,055,404	0.8%
Electronic Equipment, Instruments & Components	204,701	0.1%
Entertainment	3,265,757	2.4%
Food & Staples Retailing	1,782,643	1.3%
Food Products	1,152,182	0.8%
Health Care Equipment & Supplies	1,805,738	1.3%
Health Care Technology	192,782	0.1%
Hotels, Restaurants & Leisure	1,547,463	1.1%
Interactive Media & Services	12,386,608	9.0%
Internet & Direct Marketing Retail	12,012,527	8.8%
IT Services	4,997,816	3.6%
Leisure Products	259,512	0.2%
Life Sciences Tools & Services	490,829	0.4%
Machinery	282,291	0.2%
Media	3,617,174	2.6%
Multiline Retail	235,673	0.2%
Professional Services	251,783	0.2%
Road & Rail	643,797	0.4%
Semiconductors & Semiconductor Equipment	16,445,090	12.0%
Software	16,472,416	12.0%
Specialty Retail	686,198	0.5%
Technology Hardware, Storage & Peripherals	11,799,934	8.6%
Textiles, Apparel & Luxury Goods	336,154	0.2%
Trading Companies & Distributors	252,908	0.2%
Wireless Telecommunication Services	1,363,406	1.0%
Other**	30,055,825	21.8%
Total	$137,563,496	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2021 :: ProFund VP Oil & Gas ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (97.0%)
APA Corp. (Oil, Gas & Consumable Fuels)	10,083	$180,486
Baker Hughes Co. - Class A (Energy Equipment & Services)	19,451	420,336
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	10,658	200,157
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	6,156	443,294
Chevron Corp. (Oil, Gas & Consumable Fuels)	51,402	5,386,415
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	2,743	162,907
ConocoPhillips (Oil, Gas & Consumable Fuels)	36,149	1,914,812
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,657	42,867
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	15,805	345,339
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	4,824	354,516
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	15,572	1,129,437
EQT Corp.* (Oil, Gas & Consumable Fuels)	7,441	138,254
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	10,884	88,813
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	112,994	6,308,454
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	2,262	197,473
Halliburton Co. (Energy Equipment & Services)	23,712	508,860
Hess Corp. (Oil, Gas & Consumable Fuels)	7,290	515,840
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	3,987	142,655
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	51,949	864,951
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	21,064	224,964
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	17,378	929,549
NOV, Inc.* (Energy Equipment & Services)	10,359	142,125
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	22,371	595,516
OGE Energy Corp. (Electric Utilities)	5,337	172,705
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	11,874	601,537
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	6,934	165,168
Phillips 66 (Oil, Gas & Consumable Fuels)	11,655	950,349
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	5,490	871,922
Schlumberger, Ltd. (Energy Equipment & Services)	37,311	1,014,486
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	6,101	193,707
TechnipFMC PLC (Energy Equipment & Services)	11,298	87,221
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	32,388	767,272
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	10,902	780,583
TOTAL COMMON STOCKS (Cost $14,034,692)		26,842,970

	Principal Amount	Value
Repurchase Agreements(a) (1.3%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $362,000	$362,000	$362,000
TOTAL REPURCHASE AGREEMENTS (Cost $362,000)		362,000

TOTAL INVESTMENT SECURITIES (Cost $14,396,692) - 98.3%		27,204,970
Net other assets (liabilities) - 1.7%		473,934

NET ASSETS - 100.0%		$27,678,904

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	4/23/21	0.59%	$823,368	$13,190

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Oil & Gas invested in the following industries as of March 31, 2021:

	Value	% of Net Assets
Electric Utilities	$172,705	0.6%
Energy Equipment & Services	2,173,028	7.9%
Oil, Gas & Consumable Fuels	24,299,764	87.8%
Semiconductors & Semiconductor Equipment	197,473	0.7%
Other**	835,934	3.0%
Total	$27,678,904	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2021 :: ProFund VP Pharmaceuticals ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (98.3%)
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	2,547	$45,515
Amicus Therapeutics, Inc.* (Biotechnology)	14,150	139,801
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	6,175	41,558
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,986	36,384
Arvinas, Inc.* (Pharmaceuticals)	1,778	117,526
Atea Pharmaceuticals, Inc.* (Biotechnology)	673	41,558
Axsome Therapeutics, Inc.* (Pharmaceuticals)	1,442	81,646
Bristol-Myers Squibb Co. (Pharmaceuticals)	10,643	671,893
Cara Therapeutics, Inc.* (Biotechnology)	2,329	50,563
Catalent, Inc.* (Pharmaceuticals)	6,293	662,716
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	5,234	24,129
ChemoCentryx, Inc.* (Biotechnology)	2,722	139,475
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	1,887	44,722
Corcept Therapeutics, Inc.* (Pharmaceuticals)	5,734	136,412
Elanco Animal Health, Inc.* (Pharmaceuticals)	19,806	583,287
Eli Lilly & Co. (Pharmaceuticals)	3,156	589,604
Endo International PLC* (Pharmaceuticals)	12,516	92,744
Horizon Therapeutics PLC* (Pharmaceuticals)	7,266	668,763
Innoviva, Inc.* (Pharmaceuticals)	3,413	40,785
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	3,866	131,173
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	8,740	97,713
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	3,058	502,643
Johnson & Johnson (Pharmaceuticals)	20,372	3,348,137
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	522	61,058
Merck & Co., Inc. (Pharmaceuticals)	10,596	816,846
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	1,240	36,047
Omeros Corp.* (Pharmaceuticals)	3,363	59,861
Pacira BioSciences, Inc.* (Pharmaceuticals)	2,382	166,954
Perrigo Co. PLC (Pharmaceuticals)	7,228	292,517
Pfizer, Inc. (Pharmaceuticals)	70,140	2,541,172
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	712	26,743
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	1,101	26,864
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	2,708	119,369
Provention Bio, Inc.* (Pharmaceuticals)	2,924	30,687
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	1,444	143,967
Relmada Therapeutics, Inc.* (Pharmaceuticals)	741	26,091
Revance Therapeutics, Inc.* (Pharmaceuticals)	3,604	100,732
Royalty Pharma PLC - Class A (Pharmaceuticals)	4,637	202,266
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	7,923	25,829
TherapeuticsMD, Inc.*(a) (Pharmaceuticals)	18,953	25,397
Theravance Biopharma, Inc.* (Pharmaceuticals)	2,724	55,597
Vanda Pharmaceuticals, Inc.* (Biotechnology)	2,980	44,760
Viatris, Inc.* (Pharmaceuticals)	46,120	644,296
Zoetis, Inc. (Pharmaceuticals)	4,292	675,904
Zogenix, Inc.* (Pharmaceuticals)	3,026	59,068
TOTAL COMMON STOCKS (Cost $9,289,221)		14,470,772

	Principal Amount	Value
Repurchase Agreements(b) (0.2%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $25,000	$25,000	$25,000
TOTAL REPURCHASE AGREEMENTS (Cost $25,000)		25,000

	Shares	Value
Collateral for Securities Loaned (0.2%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.08%(c)	25,935	$25,935
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $25,935)		25,935

TOTAL INVESTMENT SECURITIES (Cost $9,340,156) - 98.7%		14,521,707
Net other assets (liabilities) - 1.3%		190,900

NET ASSETS - 100.0%		$14,712,607

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $23,169.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2021.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	4/23/21	0.59%	$156,178	$3,046

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Pharmaceuticals invested in the following industries as of March 31, 2021:

	Value	% of Net Assets
Biotechnology	$624,886	4.2%
Pharmaceuticals	13,845,886	94.1%
Other**	241,835	1.7%
Total	$14,712,607	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2021 :: ProFund VP Precious Metals ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.7%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $31,317,000	$31,317,000	$31,317,000
TOTAL REPURCHASE AGREEMENTS (Cost $31,317,000)		31,317,000

TOTAL INVESTMENT SECURITIES (Cost $31,317,000) - 100.7%		31,317,000
Net other assets (liabilities) - (0.7)%		(224,696)

NET ASSETS - 100.0%		$31,092,304

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2021, the aggregate amount held in a segregated account was $4,689,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	4/23/21	0.59%	$17,625,063	$(21,450)
Dow Jones Precious Metals Index	UBS AG	4/23/21	0.84%	13,438,118	(21,756)
				$31,063,181	$(43,206)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2021 :: ProFund VP Real Estate ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (97.8%)
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	4,965	$83,213
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	1,173	192,724
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,270	54,826
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	2,480	82,683
American Tower Corp. (Equity Real Estate Investment Trusts)	4,099	979,906
Americold Realty Trust (Equity Real Estate Investment Trusts)	2,330	89,635
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	12,905	110,983
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	1,374	58,752
Apartment Investment and Management Co. (Equity Real Estate Investment Trusts)	1,380	8,473
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	1,287	237,464
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	1,358	42,098
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	1,307	132,347
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,741	55,450
Camden Property Trust (Equity Real Estate Investment Trusts)	900	98,919
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	3,096	244,925
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	396	47,461
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,037	27,304
CoStar Group, Inc.* (Professional Services)	363	298,346
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,370	48,430
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	3,981	685,249
CubeSmart (Equity Real Estate Investment Trusts)	1,843	69,721
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,111	75,237
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,593	365,198
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,524	47,854
Duke Realty Corp. (Equity Real Estate Investment Trusts)	3,450	144,659
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	365	52,297
Equinix, Inc. (Equity Real Estate Investment Trusts)	824	559,981
Equity Commonwealth (Equity Real Estate Investment Trusts)	1,125	31,268
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	1,564	99,533
Equity Residential (Equity Real Estate Investment Trusts)	3,163	226,566
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	598	162,560
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	1,219	161,578
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	645	65,435
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,191	54,536
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	2,020	85,709
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,290	39,113
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	2,020	55,712
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	4,972	157,811
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	960	41,222
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	6,511	109,710
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,394	37,819
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	5,235	167,468
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	2,662	98,521
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,020	32,426
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	472	84,507
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	976	64,055
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	3,993	74,869
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	798	74,948
Lexington Realty Trust (Equity Real Estate Investment Trusts)	2,563	28,475
Life Storage, Inc. (Equity Real Estate Investment Trusts)	698	59,993
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	5,353	113,912
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	1,055	152,300
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	417	30,141
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,616	71,217
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	3,831	43,099
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	2,140	78,388
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,946	34,386
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	617	32,652
Prologis, Inc. (Equity Real Estate Investment Trusts)	6,823	723,237

	Shares	Value
Common Stocks, continued
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	185	$28,597
Public Storage (Equity Real Estate Investment Trusts)	1,402	345,958
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,273	41,054
Realty Income Corp. (Equity Real Estate Investment Trusts)	3,445	218,758
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,457	82,626
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	1,212	61,085
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,947	33,800
SBA Communications Corp. (Equity Real Estate Investment Trusts)	1,009	280,048
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	3,032	344,951
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	640	44,794
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	1,059	45,008
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,636	65,215
STORE Capital Corp. (Equity Real Estate Investment Trusts)	2,215	74,203
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	1,031	154,691
The Howard Hughes Corp.* (Real Estate Management & Development)	417	39,669
UDR, Inc. (Equity Real Estate Investment Trusts)	2,740	120,176
Ventas, Inc. (Equity Real Estate Investment Trusts)	3,457	184,396
VEREIT, Inc. (Equity Real Estate Investment Trusts)	2,114	81,643
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	4,952	139,844
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,448	65,725
Welltower, Inc. (Equity Real Estate Investment Trusts)	3,850	275,776
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	6,899	245,604
WP Carey, Inc. (Equity Real Estate Investment Trusts)	1,618	114,490
TOTAL COMMON STOCKS
(Cost $5,210,441)		11,275,412

	Principal Amount	Value
Repurchase Agreements(a) (2.3%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $267,000	$267,000	$267,000
TOTAL REPURCHASE AGREEMENTS (Cost $267,000)		267,000

TOTAL INVESTMENT SECURITIES (Cost $5,477,441) - 100.1%		11,542,412
Net other assets (liabilities) - (0.1)%		(8,310)

NET ASSETS - 100.0%		$11,534,102

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	4/23/21	0.59%	$264,231	$3,980

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Real Estate invested in the following industries as of March 31, 2021:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$10,263,357	89.0%
Mortgage Real Estate Investment Trusts	344,608	3.0%
Professional Services	298,346	2.6%
Real Estate Management & Development	369,101	3.2%
Other**	258,690	2.2%
Total	$11,534,102	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2021 :: ProFund VP Rising Rates Opportunity ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (97.6%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $6,917,000	$6,917,000	$6,917,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,917,000)		6,917,000

TOTAL INVESTMENT SECURITIES (Cost $6,917,000) - 97.6%		6,917,000
Net other assets (liabilities) - 2.4%		173,525

NET ASSETS - 100.0%		$7,090,525

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2021, the aggregate amount held in a segregated account was $48,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 1.875% due on 2/15/51	Citibank North America	4/15/21	0.25%	$(7,694,625)	$48,136
30-Year U.S. Treasury Bond, 1.875% due on 2/15/51	Societe' Generale	4/15/21	0.32%	(1,242,500)	11,925
				$(8,937,125)	$60,061

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2021 :: ProFund VP Semiconductor ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (81.2%)
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	7,194	$564,729
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	247	6,261
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,190	339,625
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,282	705,675
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,424	1,123,912
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	345	29,253
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	684	73,961
Enphase Energy, Inc.* (Electrical Equipment)	766	124,215
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	801	89,552
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	319	56,913
Intel Corp. (Semiconductors & Semiconductor Equipment)	24,121	1,543,744
KLA Corp. (Semiconductors & Semiconductor Equipment)	915	302,316
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	848	504,764
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	3,979	194,891
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,591	145,370
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,599	248,197
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	6,641	585,803
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	328	60,818
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	255	90,069
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,681	1,965,396
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,645	331,204
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,445	101,736
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	357	29,088
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	672	122,774
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	6,744	894,187
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	386	26,634
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	261	36,819
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	979	179,627
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	306	87,957
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	990	120,463
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,463	1,032,452
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	255	60,376
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,459	180,770
TOTAL COMMON STOCKS (Cost $3,969,781)		11,959,551

	Principal Amount	Value
Repurchase Agreements(a) (0.8%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $115,000	$115,000	$115,000
TOTAL REPURCHASE AGREEMENTS (Cost $115,000)		115,000

TOTAL INVESTMENT SECURITIES (Cost $4,084,781) - 82.0%		12,074,551
Net other assets (liabilities) - 18.0%		2,642,335

NET ASSETS - 100.0%		$14,716,886

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	4/23/21	0.59%	$2,725,643	$2,848

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Semiconductor invested in the following industries as of March 31, 2021:
	Value	% of Net Assets
Electrical Equipment	$124,215	0.8%
Semiconductors & Semiconductor Equipment	11,835,336	80.4%
Other**	2,757,335	18.8%
Total	$14,716,886	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2021 :: ProFund VP Short Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (91.0%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $7,000	$7,000	$7,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,000)		7,000

TOTAL INVESTMENT SECURITIES (Cost $7,000) - 91.0%		7,000
Net other assets (liabilities) - 9.0%		689

NET ASSETS - 100.0%		$7,689

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2021, the aggregate amount held in a segregated account was $4,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	4/27/21	(0.29)%	$(2,489)	$14
Dow Jones Industrial Average	UBS AG	4/27/21	(0.29)%	(5,167)	29
				$(7,656)	$43

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2021 :: ProFund VP Short Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (115.6%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $582,000	$582,000	$582,000
TOTAL REPURCHASE AGREEMENTS (Cost $582,000)		582,000

TOTAL INVESTMENT SECURITIES (Cost $582,000) - 115.6%		582,000
Net other assets (liabilities) - (15.6)%		(78,326)

NET ASSETS - 100.0%		$503,674

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2021, the aggregate amount held in a segregated account was $290,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	4/27/21	0.41%	$(201,902)	$(4,154)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	4/27/21	0.41%	(306,619)	(4,822)
				$(508,521)	$(8,976)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2021 :: ProFund VP Short International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.6%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $488,000	$488,000	$488,000
TOTAL REPURCHASE AGREEMENTS (Cost $488,000)		488,000

TOTAL INVESTMENT SECURITIES (Cost $488,000) - 99.6%		488,000
Net other assets (liabilities) - 0.4%		1,986

NET ASSETS - 100.0%		$489,986

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2021, the aggregate amount held in a segregated account was $220,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	4/27/21	0.31%	$(460,207)	$3,280
MSCI EAFE Index	UBS AG	4/27/21	0.21%	(27,077)	196
				$(487,284)	$3,476

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2021 :: ProFund VP Short Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (103.5%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $89,000	$89,000	$89,000
TOTAL REPURCHASE AGREEMENTS (Cost $89,000)		89,000

TOTAL INVESTMENT SECURITIES (Cost $89,000) - 103.5%		89,000
Net other assets (liabilities) - (3.5)%		(3,013)

NET ASSETS - 100.0%		$85,987

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2021, the aggregate amount held in a segregated account was $56,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	4/27/21	(0.14)%	$(40,713)	$(485)
S&P MidCap 400	UBS AG	4/27/21	(0.09)%	(45,030)	(3,310)
				$(85,743)	$(3,795)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2021 :: ProFund VP Short Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (107.7%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $1,969,000	$1,969,000	$1,969,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,969,000)		1,969,000

TOTAL INVESTMENT SECURITIES (Cost $1,969,000) - 107.7%		1,969,000
Net other assets (liabilities) - (7.7)%		(140,217)

NET ASSETS - 100.0%		$1,828,783

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2021, the aggregate amount held in a segregated account was $344,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold
	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq 100 Futures Contracts	1	6/21/21	$(261,795)	$(6,223)

Total Return Swap Agreements — Short
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	4/27/21	(0.39)%	$(628,610)	$(6,056)
Nasdaq-100 Index	UBS AG	4/27/21	(0.24)%	(929,492)	(10,957)
				$(1,558,102)	$(17,013)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2021 :: ProFund VP Short Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.6%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $1,554,000	$1,554,000	$1,554,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,554,000)		1,554,000

TOTAL INVESTMENT SECURITIES (Cost $1,554,000) - 99.6%		1,554,000
Net other assets (liabilities) - 0.4%		5,502

NET ASSETS - 100.0%		$1,559,502

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2021, the aggregate amount held in a segregated account was $395,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	1	6/21/21	$(111,125)	$998

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	4/27/21	0.16%	$(71,544)	$(2,018)
Russell 2000 Index	UBS AG	4/27/21	0.41%	(1,373,503)	(42,914)
				$(1,445,047)	$(44,932)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2021 :: ProFund VP Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (47.3%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	96	$2,651
1Life Healthcare, Inc.* (Health Care Providers & Services)	295	11,529
1st Constitution Bancorp (Banks)	34	599
1st Source Corp. (Banks)	62	2,950
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	454	12,459
4D Molecular Therapeutics, Inc.* (Biotechnology)	29	1,258
89bio, Inc.* (Biotechnology)	31	734
8x8, Inc.* (Software)	400	12,976
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	27	1,310
A10 Networks, Inc.* (Software)	225	2,162
AAON, Inc. (Building Products)	154	10,782
AAR Corp.* (Aerospace & Defense)	126	5,248
Aaron’s Co., Inc. (The) (Specialty Retail)	126	3,236
Abeona Therapeutics, Inc.* (Biotechnology)	226	425
Abercrombie & Fitch Co.* - Class A (Specialty Retail)	234	8,029
ABM Industries, Inc. (Commercial Services & Supplies)	251	12,804
Acacia Research Corp.* (Professional Services)	178	1,184
Academy Sports & Outdoors, Inc.* (Leisure Products)	113	3,050
Acadia Realty Trust (Equity Real Estate Investment Trusts)	318	6,032
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	188	2,055
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	123	1,023
ACCO Brands Corp. (Commercial Services & Supplies)	346	2,920
Accolade, Inc.* (Health Care Technology)	120	5,444
Accuray, Inc.* (Health Care Equipment & Supplies)	345	1,708
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	378	643
ACI Worldwide, Inc.* (Software)	430	16,362
ACNB Corp. (Banks)	32	938
Acushnet Holdings Corp. (Leisure Products)	128	5,290
Acutus Medical, Inc.* (Health Care Equipment & Supplies)	54	722
Adams Resources & Energy, Inc. (Oil, Gas & Consumable Fuels)	8	224
AdaptHealth Corp.* (Health Care Providers & Services)	282	10,366
Addus Homecare Corp.* (Health Care Providers & Services)	56	5,857
Adient PLC* (Auto Components)	354	15,647
ADMA Biologics, Inc.* (Biotechnology)	247	435
Adtalem Global Education, Inc.* (Diversified Consumer Services)	189	7,472
ADTRAN, Inc. (Communications Equipment)	179	2,986
Advanced Drainage Systems, Inc. (Building Products)	211	21,815
Advanced Emissions Solutions, Inc.* (Chemicals)	59	325
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	142	15,502
AdvanSix, Inc.* (Chemicals)	103	2,762
Adverum Biotechnologies, Inc.* (Biotechnology)	334	3,293
Aegion Corp.* (Construction & Engineering)	114	3,278
Aeglea BioTherapeutics, Inc.* (Biotechnology)	169	1,338
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	137	2,448
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	271	12,727
AeroVironment, Inc.* (Aerospace & Defense)	81	9,401
Affimed NV* (Biotechnology)	423	3,346
Agenus, Inc.* (Biotechnology)	590	1,605
Agile Therapeutics, Inc.* (Pharmaceuticals)	255	530
Agilysys, Inc.* (Software)	72	3,453
Agree Realty Corp. (Equity Real Estate Investment Trusts)	234	15,751
Agrify Corp.* (Machinery)	24	300
AgroFresh Solutions, Inc.* (Chemicals)	115	230
Air Transport Services Group, Inc.* (Air Freight & Logistics)	221	6,466
Akebia Therapeutics, Inc.* (Biotechnology)	537	1,818
Akerna Corp.* (Professional Services)	75	371
Akero Therapeutics, Inc.* (Biotechnology)	51	1,480
Akouos, Inc.* (Biotechnology)	92	1,276
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	136	1,814
Alamo Group, Inc. (Machinery)	37	5,778
Alarm.com Holdings, Inc.* (Software)	178	15,376
Alaska Communications Systems Group, Inc. (Diversified Telecommunication Services)	197	640
Albany International Corp. - Class A (Machinery)	115	9,599
Albireo Pharma, Inc.* (Biotechnology)	64	2,256
Alcoa Corp.* (Metals & Mining)	703	22,840
Alector, Inc.* (Biotechnology)	174	3,504
Alerus Financial Corp. (Diversified Financial Services)	55	1,638
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	270	4,533
Alexander’s, Inc. (Equity Real Estate Investment Trusts)	8	2,218
Alico, Inc. (Food Products)	20	597
Aligos Therapeutics, Inc.* (Biotechnology)	39	887
Allakos, Inc.* (Biotechnology)	98	11,248
Allegheny Technologies, Inc.* (Metals & Mining)	476	10,025
Allegiance Bancshares, Inc. (Banks)	71	2,878
Allegiant Travel Co.* (Airlines)	49	11,959

	Shares	Value
Common Stocks, continued
ALLETE, Inc. (Electric Utilities)	195	$13,102
Allied Motion Technologies, Inc. (Electrical Equipment)	27	1,386
Allogene Therapeutics, Inc.* (Biotechnology)	202	7,131
Allovir, Inc.* (Biotechnology)	111	2,597
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	590	8,859
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	79	2,583
Alpha Pro Tech, Ltd.* (Building Products)	46	449
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	207	3,269
Alpine Income Property Trust, Inc. (Equity Real Estate Investment Trusts)	25	434
Alset EHome International, Inc.* (Real Estate Management & Development)	8	93
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	65	845
Altabancorp (Banks)	60	2,522
Altair Engineering, Inc.* - Class A (Software)	163	10,199
Altisource Portfolio Solutions S.A.* (Real Estate Management & Development)	17	156
Altra Industrial Motion Corp. (Machinery)	242	13,387
ALX Oncology Holdings, Inc.* (Biotechnology)	65	4,793
Amalgamated Financial Corp. (Banks)	50	830
A-Mark Precious Metals, Inc. (Diversified Financial Services)	19	684
Ambac Financial Group, Inc.* (Insurance)	170	2,846
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	127	12,750
AMC Entertainment Holdings, Inc.* - Class A (Entertainment)	1,422	14,519
AMC Networks, Inc.* - Class A (Media)	107	5,688
Amerant Bancorp, Inc.* (Banks)	85	1,578
Ameresco, Inc.* - Class A (Construction & Engineering)	92	4,474
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	189	6,131
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	422	4,077
American Eagle Outfitters, Inc. (Specialty Retail)	566	16,550
American Equity Investment Life Holding Co. (Insurance)	340	10,720
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	410	4,026
American National Bankshares, Inc. (Banks)	40	1,323
American Outdoor Brands, Inc.* (Leisure Products)	52	1,310
American Public Education, Inc.* (Diversified Consumer Services)	54	1,924
American Realty Investors, Inc.* (Real Estate Management & Development)	4	35
American Software, Inc. - Class A (Software)	114	2,360
American States Water Co. (Water Utilities)	138	10,436
American Superconductor Corp.* (Electrical Equipment)	101	1,915
American Vanguard Corp. (Chemicals)	108	2,204
American Woodmark Corp.* (Building Products)	63	6,211
America’s Car-Mart, Inc.* (Specialty Retail)	23	3,505
Ameris Bancorp (Banks)	249	13,075
AMERISAFE, Inc. (Insurance)	72	4,608
Ames National Corp. (Banks)	33	844
Amicus Therapeutics, Inc.* (Biotechnology)	964	9,524
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	375	8,891
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	175	12,898
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	372	2,504
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	137	2,510
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	400	7,640
AnaptysBio, Inc.* (Biotechnology)	80	1,724
Anavex Life Sciences Corp.* (Biotechnology)	219	3,274
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	138	3,229
Angion Biomedica Corp.* (Pharmaceuticals)	22	398
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	35	1,265
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	52	2,121
Annexon, Inc.* (Biotechnology)	100	2,784
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	616	2,532
Anterix, Inc.* (Diversified Telecommunication Services)	42	1,981
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	911	9,292
Apellis Pharmaceuticals, Inc.* (Biotechnology)	225	9,655
API Group Corp.* (Construction & Engineering)	525	10,857
Apogee Enterprises, Inc. (Building Products)	96	3,924
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	529	7,390
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	76	2,059
Appfolio, Inc.* (Software)	61	8,626
Appian Corp.* (Software)	133	17,682
Applied Genetic Technologies Corp.* (Biotechnology)	161	816
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	145	13,219
Applied Molecular Transport, Inc.* (Biotechnology)	83	3,653
Applied Optoelectronics, Inc.* (Communications Equipment)	81	677
Applied Therapeutics, Inc.* (Biotechnology)	58	1,088
Aprea Therapeutics, Inc.* (Biotechnology)	27	138
Apria, Inc.* (Health Care Providers & Services)	28	782
Aptinyx, Inc.* (Biotechnology)	128	384
Apyx Medical Corp.* (Health Care Equipment & Supplies)	125	1,208
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	75	390

	Shares	Value
Common Stocks, continued
Aravive, Inc.* (Biotechnology)	46	$303
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	433	6,885
ArcBest Corp. (Road & Rail)	95	6,685
Arch Resources, Inc.* (Oil, Gas & Consumable Fuels)	57	2,371
Archrock, Inc. (Energy Equipment & Services)	487	4,622
Arconic Corp.* (Metals & Mining)	373	9,470
Arcosa, Inc. (Construction & Engineering)	182	11,846
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	76	3,139
Arcus Biosciences, Inc.* (Biotechnology)	158	4,437
Arcutis Biotherapeutics, Inc.* (Biotechnology)	87	2,517
Ardelyx, Inc.* (Biotechnology)	278	1,840
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	126	572
Arena Pharmaceuticals, Inc.* (Biotechnology)	218	15,127
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	115	1,578
Argan, Inc. (Construction & Engineering)	55	2,934
Argo Group International Holdings, Ltd. (Insurance)	122	6,139
Arlington Asset Investment Corp.* - Class A (Capital Markets)	124	501
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	297	1,865
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	216	2,709
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	240	2,928
Arrow Financial Corp. (Banks)	50	1,666
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	384	25,462
Artesian Resources Corp. - Class A (Water Utilities)	30	1,181
Artisan Partners Asset Management, Inc. (Capital Markets)	212	11,060
Arvinas, Inc.* (Pharmaceuticals)	136	8,990
Asbury Automotive Group, Inc.* (Specialty Retail)	72	14,148
ASGN, Inc.* (Professional Services)	191	18,228
Aspen Aerogels, Inc.* (Energy Equipment & Services)	77	1,566
Aspen Group, Inc.* (Diversified Consumer Services)	84	504
Aspira Women’s Health, Inc.*(a) (Health Care Equipment & Supplies)	319	2,153
Assembly Biosciences, Inc.* (Pharmaceuticals)	115	529
Assetmark Financial Holdings, Inc.* (Capital Markets)	61	1,424
Associated Capital Group, Inc. - Class A (Capital Markets)	7	251
Astec Industries, Inc. (Machinery)	84	6,335
Astronics Corp.* (Aerospace & Defense)	89	1,606
Asure Software, Inc.* (Software)	61	466
At Home Group, Inc.* (Specialty Retail)	203	5,826
Atara Biotherapeutics, Inc.* (Biotechnology)	301	4,322
Atea Pharmaceuticals, Inc.* (Biotechnology)	54	3,335
Athenex, Inc.* (Biotechnology)	266	1,144
Athersys, Inc.*(a) (Biotechnology)	651	1,172
Athira Pharma, Inc.* (Pharmaceuticals)	52	957
Atkore, Inc.* (Electrical Equipment)	176	12,654
Atlantic Capital Bancshares, Inc.* (Banks)	76	1,832
Atlantic Power Corp.* (Independent Power and Renewable Electricity Producers)	326	942
Atlantic Union Bankshares (Banks)	292	11,201
Atlanticus Holdings Corp.* (Consumer Finance)	19	576
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	97	5,863
ATN International, Inc. (Diversified Telecommunication Services)	42	2,063
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	68	1,666
Atreca, Inc.* - Class A (Biotechnology)	108	1,656
AtriCure, Inc.* (Health Care Equipment & Supplies)	164	10,745
Atrion Corp. (Health Care Equipment & Supplies)	5	3,207
Auburn National BanCorp, Inc. (Banks)	9	345
Avalon GloboCare Corp.* (Health Care Providers & Services)	75	80
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	179	7,829
Avaya Holdings Corp.* - Class C (Software)	314	8,801
Avenue Therapeutics, Inc.* (Pharmaceuticals)	25	152
AVEO Pharmaceuticals, Inc.* (Biotechnology)	82	600
Avid Bioservices, Inc.* (Biotechnology)	227	4,138
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	119	2,512
Avidity Biosciences, Inc.* (Biotechnology)	114	2,486
Avient Corp. (Chemicals)	343	16,214
Avis Budget Group, Inc.* (Road & Rail)	197	14,291
Avista Corp. (Multi-Utilities)	258	12,320
Avrobio, Inc.* (Biotechnology)	133	1,688
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	125	5,136
Axcella Health, Inc.* (Biotechnology)	58	276
AxoGen, Inc.* (Health Care Equipment & Supplies)	139	2,816
Axonics Modulation Technologies, Inc.* (Health Care Equipment & Supplies)	113	6,768
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	215	10,107
Axsome Therapeutics, Inc.* (Pharmaceuticals)	104	5,888
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	148	1,726
Aytu BioPharma, Inc.* (Pharmaceuticals)	82	623
Aziyo Biologics, Inc.* - Class A (Biotechnology)	8	111
AZZ, Inc. (Electrical Equipment)	95	4,783
B Riley Financial, Inc. (Capital Markets)	75	4,229
B&G Foods, Inc.(a) - Class A (Food Products)	239	7,423
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	109	10,145
Balchem Corp. (Chemicals)	121	15,175

	Shares	Value
Common Stocks, continued
Bally’s Corp.* (Hotels, Restaurants & Leisure)	67	$4,354
Banc of California, Inc. (Banks)	167	3,019
BancFirst Corp. (Banks)	70	4,948
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	116	1,755
BancorpSouth Bank (Banks)	371	12,050
Bandwidth, Inc.* (Diversified Telecommunication Services)	72	9,125
Bank First Corp. (Banks)	23	1,725
Bank of Commerce Holdings (Banks)	60	765
Bank of Marin Bancorp (Banks)	50	1,958
Bank7 Corp. (Thrifts & Mortgage Finance)	10	176
BankFinancial Corp. (Thrifts & Mortgage Finance)	50	516
BankUnited, Inc. (Banks)	344	15,119
Bankwell Financial Group, Inc. (Banks)	25	674
Banner Corp. (Banks)	130	6,933
Bar Harbor Bankshares (Banks)	55	1,618
Barnes Group, Inc. (Machinery)	176	8,719
Barrett Business Services, Inc. (Professional Services)	28	1,928
BayCom Corp.* (Banks)	40	721
BCB Bancorp, Inc. (Banks)	54	745
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	205	10,726
Beam Therapeutics, Inc.* (Biotechnology)	150	12,006
Beazer Homes USA, Inc.* (Household Durables)	107	2,238
Bed Bath & Beyond, Inc.* (Specialty Retail)	456	13,292
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	38	756
Belden, Inc. (Electronic Equipment, Instruments & Components)	166	7,365
Bellerophon Therapeutics, Inc.* (Health Care Equipment & Supplies)	17	88
BellRing Brands, Inc.* - Class A (Personal Products)	149	3,518
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	137	4,236
Benefitfocus, Inc.* (Software)	109	1,505
Berkshire Hills Bancorp, Inc. (Banks)	170	3,794
Berry Corp. (Oil, Gas & Consumable Fuels)	254	1,400
Beyond Air, Inc.* (Health Care Equipment & Supplies)	62	341
Beyondspring, Inc.* (Biotechnology)	71	786
BGC Partners, Inc. - Class A (Capital Markets)	1,162	5,612
BGSF, Inc. (Professional Services)	37	518
Big Lots, Inc. (Multiline Retail)	139	9,494
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	3	398
BioAtla, Inc.* (Biotechnology)	43	2,186
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	663	6,743
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	337	1,318
Biodesix, Inc.* (Health Care Providers & Services)	11	223
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	180	12,303
Biolife Solutions, Inc.* (Health Care Equipment & Supplies)	53	1,908
BioSig Technologies, Inc.* (Health Care Equipment & Supplies)	94	405
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	29	443
Bioxcel Therapeutics, Inc.* (Biotechnology)	48	2,072
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	83	4,821
BJ’s Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	514	23,058
Black Diamond Therapeutics, Inc.* (Biotechnology)	68	1,650
Black Hills Corp. (Multi-Utilities)	236	15,757
Blackbaud, Inc.* (Software)	183	13,008
Blackline, Inc.* (Software)	191	20,703
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	523	16,212
Bloom Energy Corp.* (Electrical Equipment)	333	9,008
Bloomin’ Brands, Inc.* (Hotels, Restaurants & Leisure)	329	8,899
Blucora, Inc.* (Capital Markets)	181	3,012
Blue Bird Corp.* (Machinery)	58	1,452
Bluegreen Vacations Corp. (Hotels, Restaurants & Leisure)	19	205
Bluegreen Vacations Holding Corp.* (Hotels, Restaurants & Leisure)	47	871
Blueprint Medicines Corp.* (Biotechnology)	208	20,224
Bluerock Residential Growth REIT, Inc. (Equity Real Estate Investment Trusts)	83	839
BM Technologies, Inc.* (IT Services)	17	198
Bogota Financial Corp.* (Thrifts & Mortgage Finance)	22	226
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	164	2,307
Boise Cascade Co. (Paper & Forest Products)	147	8,795
Bolt Biotherapeutics, Inc.* (Biotechnology)	48	1,580
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	78	2,787
Boot Barn Holdings, Inc.* (Specialty Retail)	107	6,667
Boston Omaha Corp.* - Class A (Media)	49	1,448
Boston Private Financial Holdings, Inc. (Banks)	307	4,089
Bottomline Technologies, Inc.* (Software)	166	7,512
Box, Inc.* - Class A (Software)	538	12,352
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	305	17,983
Brady Corp. - Class A (Commercial Services & Supplies)	177	9,461
BrainStorm Cell Therapeutics, Inc.* (Biotechnology)	114	437
Bridgebio Pharma, Inc.* (Biotechnology)	353	21,745
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	81	1,308
Bridgford Foods Corp.* (Food Products)	6	93
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	159	2,328
Brightcove, Inc.* (IT Services)	148	2,978
Brightsphere Investment Group, Inc. (Capital Markets)	230	4,687
BrightView Holdings, Inc.* (Commercial Services & Supplies)	153	2,581

	Shares	Value
Common Stocks, continued
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	170	$12,080
Bristow Group, Inc.* (Energy Equipment & Services)	24	621
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts)	483	5,052
Broadstone Net Lease, Inc. (Equity Real Estate Investment Trusts)	133	2,434
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	689	4,168
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	119	9,088
Brookfield Renewable Corp. - Class A (Equity Real Estate Investment Trusts)	483	22,604
Brookline Bancorp, Inc. (Banks)	291	4,365
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	272	22,209
BRP Group, Inc.* - Class A (Insurance)	159	4,333
BRT Apartments Corp. (Equity Real Estate Investment Trusts)	40	674
Bryn Mawr Bank Corp. (Banks)	74	3,368
Builders FirstSource, Inc.* (Building Products)	765	35,472
Business First Bancshares, Inc. (Banks)	72	1,723
Byline Bancorp, Inc. (Banks)	91	1,925
C&F Financial Corp. (Banks)	13	576
C4 Therapeutics, Inc.* (Biotechnology)	40	1,480
Cabaletta Bio, Inc.* (Biotechnology)	48	533
Cactus, Inc. - Class A (Energy Equipment & Services)	179	5,481
Cadence Bancorp (Banks)	463	9,598
Cadiz, Inc.* (Water Utilities)	76	729
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	675	59,029
Caesarstone, Ltd. (Building Products)	83	1,140
CAI International, Inc. (Trading Companies & Distributors)	62	2,822
CalAmp Corp.* (Communications Equipment)	128	1,389
Calavo Growers, Inc. (Food Products)	62	4,814
Caledonia Mining Corp. PLC (Metals & Mining)	44	629
Caleres, Inc. (Specialty Retail)	137	2,987
California Bancorp, Inc.* (Banks)	28	499
California Water Service Group (Water Utilities)	185	10,423
Calithera Biosciences, Inc.* (Biotechnology)	247	598
Calix, Inc.* (Communications Equipment)	197	6,828
Callaway Golf Co. (Leisure Products)	350	9,363
Cal-Maine Foods, Inc.* (Food Products)	139	5,340
Calyxt, Inc.* (Biotechnology)	39	235
Cambium Networks Corp.* (Communications Equipment)	30	1,402
Cambridge Bancorp (Banks)	24	2,024
Camden National Corp. (Banks)	55	2,632
Camping World Holdings, Inc. - Class A (Specialty Retail)	123	4,475
Cannae Holdings, Inc.* (Diversified Financial Services)	323	12,797
Cantel Medical Corp.* (Health Care Equipment & Supplies)	142	11,337
Capital Bancorp, Inc.* (Banks)	30	579
Capital City Bank Group, Inc. (Banks)	50	1,301
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	489	6,477
Capstar Financial Holdings, Inc. (Banks)	60	1,035
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	358	2,230
Cara Therapeutics, Inc.* (Biotechnology)	154	3,343
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	147	5,636
Cardlytics, Inc.* (Media)	112	12,287
Cardtronics PLC* - Class A (IT Services)	135	5,238
CareDx, Inc.* (Biotechnology)	188	12,801
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	358	8,336
Cargurus, Inc.* (Interactive Media & Services)	329	7,840
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	128	1,828
Carpenter Technology Corp. (Metals & Mining)	178	7,325
Carriage Services, Inc. (Diversified Consumer Services)	62	2,182
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	131	784
Cars.com, Inc.* (Interactive Media & Services)	253	3,279
Carter Bankshares, Inc.* (Banks)	85	1,187
Casa Systems, Inc.* (Communications Equipment)	119	1,134
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	183	11,633
CASI Pharmaceuticals, Inc.* (Biotechnology)	248	595
Casper Sleep, Inc.* (Household Durables)	95	688
Cass Information Systems, Inc. (IT Services)	53	2,452
Cassava Sciences, Inc.* (Pharmaceuticals)	123	5,529
Castle Biosciences, Inc.* (Biotechnology)	55	3,765
Catabasis Pharmaceuticals, Inc.* (Biotechnology)	76	220
Catalyst Biosciences, Inc.* (Biotechnology)	115	580
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	364	1,678
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	183	1,863
Cathay General Bancorp (Banks)	285	11,622
Cavco Industries, Inc.* (Household Durables)	34	7,671
CB Financial Services, Inc. (Banks)	19	420
CBIZ, Inc.* (Professional Services)	191	6,238
CBTX, Inc. (Banks)	65	1,997
CECO Environmental Corp.* (Commercial Services & Supplies)	116	920
CEL-SCI Corp.*(a) (Biotechnology)	133	2,023
Celsius Holdings, Inc.* (Beverages)	135	6,487
Centerspace (Equity Real Estate Investment Trusts)	49	3,332
Centogene NV* (Biotechnology)	32	388
Central Garden & Pet Co.* (Household Products)	36	2,088
Central Garden & Pet Co.* - Class A (Household Products)	150	7,784
Central Pacific Financial Corp. (Banks)	103	2,748
Central Valley Community Bancorp (Banks)	40	736

	Shares	Value
Common Stocks, continued
Century Aluminum Co.* (Metals & Mining)	189	$3,338
Century Bancorp, Inc. - Class A (Banks)	10	933
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	102	1,048
Century Communities, Inc.* (Household Durables)	110	6,635
Cerecor, Inc.* (Pharmaceuticals)	161	486
Cerence, Inc.* (Software)	143	12,810
Cerus Corp.* (Health Care Equipment & Supplies)	616	3,702
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	82	4,604
Champions Oncology, Inc.* (Life Sciences Tools & Services)	25	283
ChampionX Corp.* (Energy Equipment & Services)	697	15,146
ChannelAdvisor Corp.* (Software)	105	2,473
Chart Industries, Inc.* (Machinery)	135	19,217
Chase Corp. (Chemicals)	28	3,259
Chatham Lodging Trust* (Equity Real Estate Investment Trusts)	174	2,290
Checkmate Pharmaceuticals, Inc.* (Biotechnology)	34	413
Checkpoint Therapeutics, Inc.* (Biotechnology)	194	609
Chefs’ Warehouse, Inc.* (Food & Staples Retailing)	113	3,442
Chembio Diagnostics, Inc.*(a) (Health Care Equipment & Supplies)	74	260
ChemoCentryx, Inc.* (Biotechnology)	186	9,531
Chemung Financial Corp. (Banks)	13	544
Cherry Hill Mortgage Investment Corp. (Mortgage Real Estate Investment Trusts)	57	532
Chesapeake Utilities Corp. (Gas Utilities)	64	7,429
Chiasma, Inc.* (Pharmaceuticals)	188	588
Chico’s FAS, Inc.* (Specialty Retail)	446	1,476
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	720	9,144
Chimerix, Inc.* (Biotechnology)	223	2,150
Chinook Therapeutics, Inc.* (Biotechnology)	50	777
ChoiceOne Financial Services, Inc. (Banks)	27	649
ChromaDex Corp.* (Life Sciences Tools & Services)	155	1,448
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	143	32,521
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	74	3,280
Cidara Therapeutics, Inc.* (Biotechnology)	134	356
CIM Commercial Trust Corp. (Equity Real Estate Investment Trusts)	42	541
Cimpress PLC* (Commercial Services & Supplies)	67	6,709
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	188	2,886
Cinemark Holdings, Inc.* (Entertainment)	401	8,184
CIRCOR International, Inc.* (Machinery)	75	2,612
CIT Group, Inc. (Banks)	370	19,060
Citi Trends, Inc.* (Specialty Retail)	36	3,016
Citizens & Northern Corp. (Banks)	50	1,189
Citizens Holding Co. (Banks)	18	358
Citizens, Inc.* (Insurance)	186	1,077
City Holding Co. (Banks)	58	4,743
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	161	1,710
Civista Bancshares, Inc. (Banks)	59	1,353
Clarus Corp. (Leisure Products)	91	1,552
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	488	6,705
Clearfield, Inc.* (Communications Equipment)	42	1,265
Clearwater Paper Corp.* (Paper & Forest Products)	60	2,257
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	131	3,473
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	307	8,639
Cleveland-Cliffs, Inc. (Metals & Mining)	1,684	33,865
Clipper Realty, Inc. (Equity Real Estate Investment Trusts)	56	444
Cloudera, Inc.* (Software)	768	9,347
Clovis Oncology, Inc.* (Biotechnology)	311	2,183
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	109	19,270
CNB Financial Corp. (Banks)	56	1,378
CNO Financial Group, Inc. (Insurance)	506	12,291
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	818	12,025
Co.-Diagnostics, Inc.* (Health Care Equipment & Supplies)	100	954
Coastal Financial Corp.* (Banks)	34	891
Coca-Cola Consolidated, Inc. (Beverages)	18	5,198
Codexis, Inc.* (Life Sciences Tools & Services)	216	4,944
Codiak Biosciences, Inc.* (Biotechnology)	24	362
Codorus Valley Bancorp, Inc. (Banks)	35	644
Coeur Mining, Inc.* (Metals & Mining)	908	8,199
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	159	10,933
Cognyte Software, Ltd.* (Software)	244	6,786
Cohbar, Inc.* (Biotechnology)	130	177
Cohen & Steers, Inc. (Capital Markets)	92	6,010
Coherus Biosciences, Inc.* (Biotechnology)	221	3,229
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	158	6,611
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	129	3,057
Colony Bankcorp, Inc. (Banks)	29	452
Colony Capital, Inc.* (Equity Real Estate Investment Trusts)	1,802	11,677
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	315	2,684
Columbia Banking System, Inc. (Banks)	269	11,591
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	176	3,076
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	430	7,353
Columbus McKinnon Corp. (Machinery)	88	4,643
Comfort Systems USA, Inc. (Construction & Engineering)	135	10,094
Commercial Metals Co. (Metals & Mining)	446	13,755
Community Bank System, Inc. (Banks)	198	15,191
Community Bankers Trust Corp. (Banks)	82	723
Community Health Systems, Inc.* (Health Care Providers & Services)	320	4,326

	Shares	Value
Common Stocks, continued
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	84	$3,874
Community Trust Bancorp, Inc. (Banks)	58	2,554
CommVault Systems, Inc.* (Software)	159	10,256
Compass Minerals International, Inc. (Metals & Mining)	128	8,028
Computer Programs & Systems, Inc. (Health Care Technology)	48	1,469
CompX International, Inc. (Commercial Services & Supplies)	6	108
comScore, Inc.* (Media)	227	831
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	92	510
Comtech Telecommunications Corp. (Communications Equipment)	92	2,285
Concert Pharmaceuticals, Inc.* (Biotechnology)	111	554
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	98	726
Conduent, Inc.* (IT Services)	619	4,123
CONMED Corp. (Health Care Equipment & Supplies)	102	13,320
ConnectOne Bancorp, Inc. (Banks)	139	3,524
Conn’s, Inc.* (Specialty Retail)	65	1,264
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	112	1,089
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	273	1,966
Consolidated Water Co., Ltd. (Water Utilities)	54	726
Constellation Pharmaceuticals, Inc.* (Biotechnology)	115	2,690
Construction Partners, Inc.* - Class A (Construction & Engineering)	105	3,137
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	430	1,677
ContraFect Corp.* (Biotechnology)	92	442
Cooper Tire & Rubber Co. (Auto Components)	189	10,580
Cooper-Standard Holding, Inc.* (Auto Components)	63	2,288
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	288	567
Corcept Therapeutics, Inc.* (Pharmaceuticals)	365	8,683
CoreCivic, Inc.* (Equity Real Estate Investment Trusts)	449	4,063
Core-Mark Holding Co., Inc. (Distributors)	168	6,500
CorEnergy Infrastructure Trust, Inc. (Equity Real Estate Investment Trusts)	51	361
CorePoint Lodging, Inc.* (Equity Real Estate Investment Trusts)	147	1,327
CorMedix, Inc.* (Pharmaceuticals)	122	1,219
Cornerstone Building Brands, Inc.* (Building Products)	164	2,301
Cornerstone OnDemand, Inc.* (Software)	231	10,067
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	86	2,863
Cortexyme, Inc.* (Biotechnology)	59	2,126
CorVel Corp.* (Health Care Providers & Services)	33	3,385
Costamare, Inc. (Marine)	190	1,828
County Bancorp, Inc. (Banks)	18	431
Covanta Holding Corp. (Commercial Services & Supplies)	445	6,168
Covenant Logistics Group, Inc.* - Class A (Road & Rail)	44	906
Covetrus, Inc.* (Health Care Providers & Services)	436	13,067
Cowen, Inc. - Class A (Capital Markets)	96	3,374
CRA International, Inc. (Professional Services)	28	2,090
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	89	15,386
Crawford & Co. - Class A (Insurance)	61	650
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	101	1,543
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	250	20,113
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	134	1,674
CrossFirst Bankshares, Inc.* (Banks)	180	2,482
CryoLife, Inc.* (Health Care Equipment & Supplies)	142	3,206
CryoPort, Inc.* (Health Care Equipment & Supplies)	150	7,802
CSG Systems International, Inc. (IT Services)	121	5,432
CSW Industrials, Inc. (Building Products)	51	6,885
CTO Realty Growth, Inc. (Equity Real Estate Investment Trusts)	22	1,144
CTS Corp. (Electronic Equipment, Instruments & Components)	119	3,696
Cubic Corp. (Aerospace & Defense)	120	8,948
Cue BioPharma, Inc.* (Biotechnology)	111	1,354
Cullinan Oncology, Inc.* (Biotechnology)	49	2,042
Curo Group Holdings Corp. (Consumer Finance)	69	1,007
Cushman & Wakefield PLC* (Real Estate Management & Development)	415	6,773
Customers Bancorp, Inc. (Banks)	108	3,437
Cutera, Inc.* (Health Care Equipment & Supplies)	65	1,953
CVB Financial Corp. (Banks)	485	10,714
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	111	2,129
CyberOptics Corp.* (Semiconductors & Semiconductor Equipment)	27	701
Cyclerion Therapeutics, Inc.* (Biotechnology)	83	232
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	260	1,180
Cytokinetics, Inc.* (Biotechnology)	249	5,792
CytomX Therapeutics, Inc.* (Biotechnology)	231	1,786
CytoSorbents Corp.* (Health Care Equipment & Supplies)	154	1,337
Daily Journal Corp.* (Media)	5	1,582
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	137	859
Dana, Inc. (Auto Components)	543	13,211
Darling Ingredients, Inc.* (Food Products)	604	44,442
Daseke, Inc.* (Road & Rail)	171	1,452
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	166	7,951
Decibel Therapeutics, Inc.* (Biotechnology)	27	307

	Shares	Value
Common Stocks, continued
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	145	$6,502
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	105	34,693
Del Taco Restaurants, Inc. (Hotels, Restaurants & Leisure)	112	1,073
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	234	5,097
Deluxe Corp. (Commercial Services & Supplies)	157	6,588
Denali Therapeutics, Inc.* (Biotechnology)	236	13,476
Denny’s Corp.* (Hotels, Restaurants & Leisure)	233	4,220
DermTech, Inc.* (Biotechnology)	38	1,930
Designer Brands, Inc.* (Specialty Retail)	231	4,019
DHI Group, Inc.* (Interactive Media & Services)	180	603
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	418	2,479
Diamond Hill Investment Group, Inc. (Capital Markets)	11	1,716
Diamond S Shipping, Inc.* (Oil, Gas & Consumable Fuels)	103	1,033
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	749	7,715
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	247	6,316
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	263	3,716
Digi International, Inc.* (Communications Equipment)	110	2,089
Digimarc Corp.* (Software)	45	1,335
Digital Turbine, Inc.* (Software)	316	25,393
Dillard’s, Inc. - Class A (Multiline Retail)	27	2,607
Dime Community Bancshares, Inc. (Banks)	132	3,978
Dine Brands Global, Inc.* (Hotels, Restaurants & Leisure)	58	5,222
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	161	12,854
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	890	4,254
DMC Global, Inc.* (Machinery)	55	2,984
Domo, Inc.* (Software)	100	5,629
Domtar Corp. (Paper & Forest Products)	206	7,612
Donegal Group, Inc. - Class A (Insurance)	42	624
Donnelley Financial Solutions, Inc.* (Capital Markets)	111	3,089
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	138	1,812
Dorman Products, Inc.* (Auto Components)	100	10,264
Douglas Dynamics, Inc. (Machinery)	85	3,923
Dril-Quip, Inc.* (Energy Equipment & Services)	131	4,353
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	83	1,183
Ducommun, Inc.* (Aerospace & Defense)	40	2,400
Duluth Holdings, Inc.* - Class B (Internet & Direct Marketing Retail)	42	711
Durect Corp.* (Pharmaceuticals)	836	1,655
DXP Enterprises, Inc.* (Trading Companies & Distributors)	62	1,871
Dyadic International, Inc.* (Biotechnology)	72	395
Dycom Industries, Inc.* (Construction & Engineering)	115	10,678
Dynavax Technologies Corp.* (Biotechnology)	399	3,922
Dyne Therapeutics, Inc.* (Biotechnology)	60	932
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	96	1,817
DZS, Inc.* (Communications Equipment)	54	840
Eagle Bancorp Montana, Inc. (Banks)	24	584
Eagle Bancorp, Inc. (Banks)	118	6,279
Eagle Bulk Shipping, Inc.* (Marine)	24	867
Eagle Pharmaceuticals, Inc.* (Biotechnology)	39	1,628
Eargo, Inc.* (Health Care Equipment & Supplies)	31	1,548
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	88	629
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	306	6,343
Eastern Bankshares, Inc. (Banks)	622	11,998
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	147	21,062
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	59	464
Ebix, Inc. (Software)	100	3,203
Echo Global Logistics, Inc.* (Air Freight & Logistics)	98	3,078
Edgewell Personal Care Co. (Personal Products)	204	8,078
Editas Medicine, Inc.* (Biotechnology)	250	10,500
eGain Corp.* (Software)	79	750
eHealth, Inc.* (Insurance)	97	7,055
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	115	1,018
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	70	1,128
Electromed, Inc.* (Health Care Equipment & Supplies)	26	274
elf Beauty, Inc.* (Personal Products)	171	4,588
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	155	2,482
Ellington Residential Mortgage REIT (Mortgage Real Estate Investment Trusts)	34	419
Eloxx Pharmaceuticals, Inc.* (Pharmaceuticals)	100	332
EMCOR Group, Inc. (Construction & Engineering)	204	22,881
Emerald Holding, Inc.* (Media)	92	508
Emergent BioSolutions, Inc.* (Biotechnology)	169	15,702
Employers Holdings, Inc. (Insurance)	108	4,650
Enanta Pharmaceuticals, Inc.* (Biotechnology)	72	3,551
Encore Capital Group, Inc.* (Consumer Finance)	117	4,707
Encore Wire Corp. (Electrical Equipment)	76	5,102
Endo International PLC* (Pharmaceuticals)	851	6,306
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	500	2,840
Energy Recovery, Inc.* (Machinery)	151	2,769
Enerpac Tool Group Corp. (Machinery)	225	5,877
EnerSys (Electrical Equipment)	159	14,437
Eneti, Inc. (Marine)	32	673

	Shares	Value
Common Stocks, continued
Ennis, Inc. (Commercial Services & Supplies)	96	$2,050
Enochian Biosciences, Inc.* (Biotechnology)	52	184
Enova International, Inc.* (Consumer Finance)	130	4,612
EnPro Industries, Inc. (Machinery)	78	6,651
Enstar Group, Ltd.* (Insurance)	45	11,103
Entercom Communications Corp.* - Class A (Media)	440	2,310
Enterprise Bancorp, Inc. (Banks)	34	1,106
Enterprise Financial Services Corp. (Banks)	90	4,450
Entravision Communications Corp. - Class A (Media)	221	893
Envela Corp.* (Specialty Retail)	29	146
Envestnet, Inc.* (Software)	199	14,374
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	167	574
Epizyme, Inc.* (Biotechnology)	335	2,918
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	50	4,982
Equity Bancshares, Inc.* - Class A (Banks)	53	1,452
Eros STX Global Corp.* (Entertainment)	609	1,102
Escalade, Inc. (Leisure Products)	39	815
ESCO Technologies, Inc. (Machinery)	96	10,453
Esperion Therapeutics, Inc.* (Biotechnology)	97	2,721
Esquire Financial Holdings, Inc.* (Banks)	26	593
ESSA Bancorp, Inc. (Thrifts & Mortgage Finance)	34	544
Essent Group, Ltd. (Thrifts & Mortgage Finance)	414	19,660
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	390	8,904
Ethan Allen Interiors, Inc. (Household Durables)	85	2,347
Eton Pharmaceuticals, Inc.* (Pharmaceuticals)	64	468
Evans Bancorp, Inc. (Banks)	18	610
Evelo Biosciences, Inc.* (Biotechnology)	86	920
Eventbrite, Inc.* (Interactive Media & Services)	241	5,341
Everi Holdings, Inc.* (IT Services)	308	4,346
EverQuote, Inc.* - Class A (Interactive Media & Services)	53	1,923
EVERTEC, Inc. (IT Services)	226	8,412
EVI Industries, Inc.* (Trading Companies & Distributors)	19	547
Evo Payments, Inc.* (IT Services)	171	4,706
Evofem Biosciences, Inc.* (Pharmaceuticals)	288	504
Evolent Health, Inc.* (Health Care Technology)	283	5,717
Evolus, Inc.* (Pharmaceuticals)	82	1,065
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	116	392
Evoqua Water Technologies Corp.* (Machinery)	433	11,388
Exagen, Inc.* (Health Care Providers & Services)	18	315
Exicure, Inc.* (Biotechnology)	222	484
ExlService Holdings, Inc.* (IT Services)	124	11,179
eXp World Holdings, Inc.* (Real Estate Management & Development)	187	8,518
Exponent, Inc. (Professional Services)	193	18,807
Express, Inc.* (Specialty Retail)	238	957
Exterran Corp.* (Energy Equipment & Services)	98	329
Extreme Networks, Inc.* (Communications Equipment)	454	3,973
EZCORP, Inc.* - Class A (Consumer Finance)	181	900
Fabrinet* (Electronic Equipment, Instruments & Components)	138	12,474
Falcon Minerals Corp. (Oil, Gas & Consumable Fuels)	143	642
Farmer Bros Co.* (Food Products)	62	647
Farmers & Merchants Bancorp, Inc./Archbold Ohio (Banks)	38	955
Farmers National Bancorp (Banks)	97	1,620
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	96	1,076
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	67	5,800
Fate Therapeutics, Inc.* (Biotechnology)	286	23,580
Fathom Holdings, Inc.* (Real Estate Management & Development)	18	659
FB Financial Corp. (Banks)	119	5,291
FBL Financial Group, Inc. - Class A (Insurance)	36	2,013
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	34	3,424
Federal Signal Corp. (Machinery)	224	8,579
Federated Hermes, Inc. - Class B (Capital Markets)	357	11,174
FedNat Holding Co. (Insurance)	46	213
Fennec Pharmaceuticals, Inc.* (Biotechnology)	82	509
Ferro Corp.* (Chemicals)	307	5,176
FibroGen, Inc.* (Biotechnology)	316	10,968
Fidelity D&D Bancorp, Inc. (Banks)	15	923
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	68	856
Financial Institutions, Inc. (Banks)	59	1,787
First Bancorp (Banks)	807	9,087
First Bancorp (Banks)	106	4,611
First Bancshares, Inc. (Banks)	77	2,819
First Bank/Hamilton NJ (Banks)	60	730
First Busey Corp. (Banks)	189	4,848
First Business Financial Services, Inc. (Banks)	31	767
First Capital, Inc. (Thrifts & Mortgage Finance)	12	585
First Choice Bancorp (Banks)	39	948
First Commonwealth Financial Corp. (Banks)	358	5,144
First Community Bancshares, Inc. (Banks)	65	1,949
First Community Corp. (Banks)	27	539
First Financial Bancorp (Banks)	364	8,736
First Financial Bankshares, Inc. (Banks)	484	22,618
First Financial Corp. (Banks)	50	2,251
First Foundation, Inc. (Banks)	148	3,472
First Guaranty Bancshares, Inc. (Banks)	14	251
First Internet Bancorp (Banks)	35	1,233

	Shares	Value
Common Stocks, continued
First Interstate BancSystem - Class A (Banks)	152	$6,998
First Merchants Corp. (Banks)	202	9,393
First Mid Bancshares, Inc. (Banks)	55	2,416
First Midwest Bancorp, Inc. (Banks)	428	9,377
First Northwest Bancorp (Banks)	33	548
First of Long Island Corp. (Banks)	85	1,806
First Savings Financial Group, Inc. (Banks)	7	470
First United Corp. (Banks)	26	458
First Western Financial, Inc.* (Banks)	23	575
FirstCash, Inc. (Consumer Finance)	153	10,048
Five Prime Therapeutics, Inc.* (Biotechnology)	120	4,520
Five Star Senior Living* (Health Care Providers & Services)	71	435
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	180	8,118
Flexion Therapeutics, Inc.* (Biotechnology)	164	1,468
Fluent, Inc.* (Media)	158	648
Fluidigm Corp.* (Life Sciences Tools & Services)	277	1,252
Fluor Corp.* (Construction & Engineering)	528	12,192
Flushing Financial Corp. (Banks)	110	2,335
FNCB Bancorp, Inc. (Banks)	64	483
Focus Financial Partners, Inc.* (Capital Markets)	144	5,993
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	27	356
FONAR Corp.* (Health Care Equipment & Supplies)	24	434
Forestar Group, Inc.* (Real Estate Management & Development)	62	1,443
Forma Therapeutics Holdings, Inc.* (Biotechnology)	113	3,166
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	290	13,082
Forrester Research, Inc.* (Professional Services)	41	1,742
Forterra, Inc.* (Construction Materials)	109	2,534
Fortress Biotech, Inc.* (Biotechnology)	251	886
Forward Air Corp. (Air Freight & Logistics)	103	9,148
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	176	2,182
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	276	7,562
Fox Factory Holding Corp.* (Auto Components)	155	19,693
Franchise Group, Inc. (Diversified Consumer Services)	82	2,961
Franklin Covey Co.* (Professional Services)	48	1,358
Franklin Electric Co., Inc. (Machinery)	173	13,657
Franklin Financial Services Corp. (Banks)	16	499
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	390	2,126
Frank’s International N.V.* (Energy Equipment & Services)	581	2,063
Frequency Therapeutics, Inc.* (Biotechnology)	94	893
Fresh Del Monte Produce, Inc. (Food Products)	117	3,350
Freshpet, Inc.* (Food Products)	153	24,298
Frontline, Ltd.(a) (Oil, Gas & Consumable Fuels)	442	3,160
FRP Holdings, Inc.* (Real Estate Management & Development)	24	1,181
FS Bancorp, Inc. (Thrifts & Mortgage Finance)	14	941
FuelCell Energy, Inc.* (Electrical Equipment)	1,181	17,018
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	64	754
Fulgent Genetics, Inc.*(a) (Health Care Providers & Services)	51	4,928
Fulton Financial Corp. (Banks)	596	10,150
Funko, Inc.* (Distributors)	91	1,791
FutureFuel Corp. (Chemicals)	97	1,409
FVCBankcorp, Inc.* (Banks)	44	762
G1 Therapeutics, Inc.* (Biotechnology)	128	3,080
Gaia, Inc.* (Internet & Direct Marketing Retail)	45	535
Galectin Therapeutics, Inc.* (Biotechnology)	139	302
Galera Therapeutics, Inc.* (Biotechnology)	33	291
GAMCO Investors, Inc. - Class A (Capital Markets)	20	371
GameStop Corp.*(a) - Class A (Specialty Retail)	215	40,810
GAN, Ltd.* (Hotels, Restaurants & Leisure)	120	2,184
Gannett Co., Inc.* (Media)	499	2,685
Gatos Silver, Inc.* (Metals & Mining)	89	887
GATX Corp. (Trading Companies & Distributors)	131	12,149
GCP Applied Technologies, Inc.* (Chemicals)	183	4,491
Genasys, Inc.* (Communications Equipment)	125	836
Genco Shipping & Trading, Ltd. (Marine)	64	645
Gencor Industries, Inc.* (Machinery)	39	523
General Finance Corp.* (Trading Companies & Distributors)	39	474
Generation Bio Co.* (Biotechnology)	151	4,297
Genesco, Inc.* (Specialty Retail)	54	2,565
Genie Energy, Ltd. - Class B (Electric Utilities)	49	311
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	261	6,238
Genprex, Inc.* (Biotechnology)	109	470
Gentherm, Inc.* (Auto Components)	123	9,116
Genworth Financial, Inc.* - Class A (Insurance)	1,892	6,281
German American Bancorp, Inc. (Banks)	92	4,252
Geron Corp.* (Biotechnology)	1,078	1,703
Getty Realty Corp. (Equity Real Estate Investment Trusts)	131	3,710
Gibraltar Industries, Inc.* (Building Products)	122	11,164
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	165	4,973
Glacier Bancorp, Inc. (Banks)	359	20,493
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	126	2,465
Gladstone Land Corp. (Equity Real Estate Investment Trusts)	80	1,464
Glatfelter Corp. (Paper & Forest Products)	164	2,813
Glaukos Corp.* (Health Care Equipment & Supplies)	160	13,429

	Shares	Value
Common Stocks, continued
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts)	165	$2,163
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	338	6,104
Global Water Resources, Inc. (Water Utilities)	48	783
Glu Mobile, Inc.* (Entertainment)	557	6,951
GlycoMimetics, Inc.* (Biotechnology)	139	418
GMS, Inc.* (Trading Companies & Distributors)	156	6,513
Gogo, Inc.* (Wireless Telecommunication Services)	207	2,000
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	384	3,928
Gold Resource Corp. (Metals & Mining)	251	663
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	63	1,591
Goodrich Petroleum Corp.* (Oil, Gas & Consumable Fuels)	35	331
Goosehead Insurance, Inc. (Insurance)	49	5,252
GoPro, Inc.* - Class A (Household Durables)	459	5,343
Gorman-Rupp Co. (Machinery)	66	2,185
Gossamer Bio, Inc.* (Biotechnology)	213	1,970
GP Strategies Corp.* (Professional Services)	49	855
Graham Corp. (Machinery)	36	513
Granite Construction, Inc. (Construction & Engineering)	176	7,084
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	205	2,454
Gray Television, Inc. (Media)	326	5,998
Graybug Vision, Inc.* (Pharmaceuticals)	24	133
Great Ajax Corp. (Mortgage Real Estate Investment Trusts)	78	850
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	239	3,485
Great Southern Bancorp, Inc. (Banks)	41	2,323
Great Western Bancorp, Inc. (Banks)	207	6,270
Green Brick Partners, Inc.* (Household Durables)	115	2,608
Green Dot Corp.* - Class A (Consumer Finance)	193	8,837
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	129	3,492
Greene County Bancorp, Inc. (Thrifts & Mortgage Finance)	11	275
Greenhill & Co., Inc. (Capital Markets)	54	890
Greenlane Holdings, Inc.* - Class A (Distributors)	39	207
Greenlight Capital Re, Ltd.* - Class A (Insurance)	102	887
GreenSky, Inc.* - Class A (IT Services)	237	1,467
Greif, Inc. - Class A (Containers & Packaging)	96	5,472
Greif, Inc. - Class B (Containers & Packaging)	22	1,259
Grid Dynamics Holdings, Inc.* (IT Services)	102	1,625
Griffon Corp. (Building Products)	173	4,700
Gritstone Oncology, Inc.* (Biotechnology)	113	1,066
Group 1 Automotive, Inc. (Specialty Retail)	65	10,256
Groupon, Inc.* (Internet & Direct Marketing Retail)	87	4,397
GrowGeneration Corp.* (Specialty Retail)	153	7,603
GSI Technology, Inc.* (Semiconductors & Semiconductor Equipment)	62	415
GTT Communications, Inc.* (IT Services)	119	218
GTY Technology Holdings, Inc.* (Software)	172	1,099
Guaranty Bancshares, Inc. (Banks)	29	1,066
Guess?, Inc. (Specialty Retail)	149	3,502
GWG Holdings, Inc.* (Diversified Financial Services)	12	84
H&E Equipment Services, Inc. (Trading Companies & Distributors)	120	4,560
H.B. Fuller Co. (Chemicals)	195	12,267
Halozyme Therapeutics, Inc.* (Biotechnology)	499	20,803
Hamilton Beach Brands Holding Co. - Class A (Household Durables)	26	471
Hamilton Lane, Inc. (Capital Markets)	120	10,627
Hancock Whitney Corp. (Banks)	324	13,611
Hanger, Inc.* (Health Care Providers & Services)	139	3,172
Hanmi Financial Corp. (Banks)	115	2,269
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts)	276	15,484
HarborOne Bancorp, Inc. (Banks)	194	2,613
Harmonic, Inc.* (Communications Equipment)	360	2,822
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	23	760
Harpoon Therapeutics, Inc.* (Biotechnology)	51	1,067
Harrow Health, Inc.* (Pharmaceuticals)	84	567
Harsco Corp.* (Machinery)	293	5,025
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	144	786
Haverty Furniture Cos., Inc. (Specialty Retail)	61	2,269
Hawaiian Holdings, Inc.* (Airlines)	180	4,801
Hawkins, Inc. (Chemicals)	73	2,447
Hawthorn Bancshares, Inc. (Banks)	22	468
Haynes International, Inc. (Metals & Mining)	47	1,394
HBT Financial, Inc. (Banks)	37	633
HC2 Holdings, Inc.* (Construction & Engineering)	186	733
HCI Group, Inc. (Insurance)	23	1,767
Health Catalyst, Inc.* (Health Care Technology)	126	5,893
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	525	15,918
Healthcare Services Group, Inc. (Commercial Services & Supplies)	280	7,848
HealthEquity, Inc.* (Health Care Providers & Services)	301	20,467
HealthStream, Inc.* (Health Care Technology)	97	2,167
Heartland Express, Inc. (Road & Rail)	183	3,583
Heartland Financial USA, Inc. (Banks)	130	6,534
Hecla Mining Co. (Metals & Mining)	1,958	11,141
Heidrick & Struggles International, Inc. (Professional Services)	72	2,572
Helen of Troy, Ltd.* (Household Durables)	92	19,381
Helios Technologies, Inc. (Machinery)	117	8,526

	Shares	Value
Common Stocks, continued
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	535	$2,702
Hemisphere Media Group, Inc.* (Media)	62	722
Herc Holdings, Inc.* (Trading Companies & Distributors)	91	9,221
Heritage Commerce Corp. (Banks)	218	2,664
Heritage Financial Corp. (Banks)	135	3,812
Heritage Insurance Holdings, Inc. (Insurance)	94	1,042
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	59	1,601
Herman Miller, Inc. (Commercial Services & Supplies)	221	9,094
Heron Therapeutics, Inc.* (Biotechnology)	329	5,333
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	128	1,350
Heska Corp.* (Health Care Equipment & Supplies)	26	4,380
HF Foods Group, Inc.* (Food & Staples Retailing)	133	960
Hibbett Sports, Inc.* (Specialty Retail)	62	4,271
Hillenbrand, Inc. (Machinery)	278	13,263
Hilltop Holdings, Inc. (Banks)	246	8,396
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	320	11,997
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	5	1,419
HNI Corp. (Commercial Services & Supplies)	160	6,330
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	28	1,009
Home BancShares, Inc. (Banks)	574	15,527
Home Point Capital, Inc.* (Thrifts & Mortgage Finance)	27	251
HomeStreet, Inc. (Thrifts & Mortgage Finance)	80	3,526
HomeTrust Bancshares, Inc. (Banks)	57	1,388
Homology Medicines, Inc.* (Biotechnology)	128	1,204
Hooker Furniture Corp. (Household Durables)	44	1,604
Hookipa Pharma, Inc.* (Biotechnology)	54	726
Hope Bancorp, Inc. (Banks)	440	6,626
Horace Mann Educators Corp. (Insurance)	155	6,698
Horizon Bancorp, Inc. (Banks)	160	2,973
Hostess Brands, Inc.* (Food Products)	470	6,740
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	396	3,018
Houlihan Lokey, Inc. (Capital Markets)	194	12,902
Howard Bancorp, Inc.* (Banks)	49	806
Hub Group, Inc.* - Class A (Air Freight & Logistics)	123	8,275
Hurco Cos., Inc. (Machinery)	23	812
Huron Consulting Group, Inc.* (Professional Services)	85	4,282
Hydrofarm Holdings Group, Inc.* (Machinery)	36	2,172
Hyster-Yale Materials Handling, Inc. (Machinery)	37	3,223
I3 Verticals, Inc.* - Class A (IT Services)	70	2,179
IBEX, Ltd.* (Commercial Services & Supplies)	22	484
iBio, Inc.* (Biotechnology)	803	1,237
iCAD, Inc.* (Health Care Technology)	75	1,592
ICF International, Inc. (Professional Services)	68	5,943
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	101	5,434
Ideaya Biosciences, Inc.* (Biotechnology)	66	1,551
IDT Corp.* - Class B (Diversified Telecommunication Services)	74	1,677
IES Holdings, Inc.* (Construction & Engineering)	30	1,512
IGM Biosciences, Inc.* (Biotechnology)	28	2,147
iHeartMedia, Inc.* - Class A (Media)	229	4,156
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	385	26,323
IMARA, Inc.* (Pharmaceuticals)	29	245
IMAX Corp.* (Entertainment)	186	3,739
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	64	613
Immunic, Inc.* (Biotechnology)	21	335
ImmunityBio, Inc.*(a) (Biotechnology)	118	2,801
ImmunoGen, Inc.* (Biotechnology)	719	5,824
Immunome, Inc.* (Biotechnology)	8	271
Immunovant, Inc.* (Biotechnology)	141	2,262
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	64	3,640
Inari Medical, Inc.* (Health Care Equipment & Supplies)	62	6,634
Independence Holding Co. (Insurance)	17	677
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	382	5,806
Independent Bank Corp. (Banks)	79	1,868
Independent Bank Corp. (Banks)	123	10,355
Independent Bank Group, Inc. (Banks)	139	10,041
Indus Realty Trust, Inc. (Real Estate Management & Development)	12	722
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	244	5,644
Infinera Corp.* (Communications Equipment)	615	5,922
Information Services Group, Inc.* (IT Services)	135	594
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	55	1,120
Ingevity Corp.* (Chemicals)	156	11,783
Ingles Markets, Inc. (Food & Staples Retailing)	54	3,329
Inhibrx, Inc.* (Biotechnology)	30	602
Innospec, Inc. (Chemicals)	92	9,447
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	88	15,854
Innoviva, Inc.* (Pharmaceuticals)	238	2,844
Inogen, Inc.* (Health Care Equipment & Supplies)	69	3,624
Inovalon Holdings, Inc.* (Health Care Technology)	280	8,058
Inovio Pharmaceuticals, Inc.*(a) (Biotechnology)	695	6,450
Inozyme Pharma, Inc.* (Biotechnology)	45	891
Inseego Corp.*(a) (Communications Equipment)	263	2,630
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	130	12,405
Insmed, Inc.* (Biotechnology)	380	12,943
Insperity, Inc. (Professional Services)	135	11,305

	Shares	Value
Common Stocks, continued
Inspire Medical Systems, Inc.* (Health Care Technology)	98	$20,284
Installed Building Products, Inc. (Household Durables)	86	9,536
Insteel Industries, Inc. (Building Products)	70	2,159
Integer Holdings Corp.* (Health Care Equipment & Supplies)	123	11,328
Intellia Therapeutics, Inc.* (Biotechnology)	206	16,533
Intellicheck, Inc.* (Electronic Equipment, Instruments & Components)	67	561
Intelligent Systems Corp.* (Software)	28	1,145
Inter Parfums, Inc. (Personal Products)	67	4,752
Intercept Pharmaceuticals, Inc.* (Biotechnology)	97	2,239
InterDigital, Inc. (Communications Equipment)	116	7,360
Interface, Inc. (Commercial Services & Supplies)	219	2,733
International Bancshares Corp. (Banks)	200	9,284
International Game Technology PLC* (Hotels, Restaurants & Leisure)	373	5,987
International Money Express, Inc.* (IT Services)	107	1,606
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	90	1,744
Intersect ENT, Inc.* (Pharmaceuticals)	122	2,547
Intevac, Inc.* (Technology Hardware, Storage & Peripherals)	88	629
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	249	8,449
Intrepid Potash, Inc.* (Chemicals)	36	1,172
IntriCon Corp.* (Health Care Equipment & Supplies)	32	820
Invacare Corp. (Health Care Equipment & Supplies)	127	1,019
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	872	3,497
Investar Holding Corp. (Banks)	37	760
Investors Bancorp, Inc. (Banks)	865	12,707
Investors Title Co. (Insurance)	5	830
Invitae Corp.* (Biotechnology)	455	17,386
iRadimed Corp.* (Health Care Equipment & Supplies)	22	567
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	108	14,996
Iridium Communications, Inc.* (Diversified Telecommunication Services)	448	18,479
iRobot Corp.* (Household Durables)	103	12,585
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	599	6,697
iStar, Inc. (Equity Real Estate Investment Trusts)	269	4,783
iTeos Therapeutics, Inc.* (Biotechnology)	74	2,529
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	155	956
Itron, Inc.* (Electronic Equipment, Instruments & Components)	165	14,627
IVERIC bio, Inc.* (Biotechnology)	301	1,860
J & J Snack Foods Corp. (Food Products)	56	8,794
j2 Global, Inc.* (Software)	163	19,536
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	86	9,441
James River Group Holdings, Ltd. (Insurance)	112	5,109
JELD-WEN Holding, Inc.* (Building Products)	255	7,061
John B Sanfilippo & Son, Inc. (Food Products)	33	2,982
John Bean Technologies Corp. (Machinery)	117	15,601
Johnson Outdoors, Inc. - Class A (Leisure Products)	20	2,855
Jounce Therapeutics, Inc.* (Biotechnology)	65	668
Kadant, Inc. (Machinery)	43	7,955
Kadmon Holdings, Inc.* (Biotechnology)	648	2,521
Kaiser Aluminum Corp. (Metals & Mining)	59	6,520
Kala Pharmaceuticals, Inc.*(a) (Pharmaceuticals)	148	998
Kaleido Biosciences, Inc.* (Pharmaceuticals)	51	413
KalVista Pharmaceuticals, Inc.* (Biotechnology)	71	1,824
Kaman Corp. - Class A (Trading Companies & Distributors)	104	5,334
KAR Auction Services, Inc.* (Commercial Services & Supplies)	485	7,275
Karuna Therapeutics, Inc.* (Biotechnology)	59	7,094
Karyopharm Therapeutics, Inc.* (Biotechnology)	266	2,798
KB Home (Household Durables)	334	15,541
KBR, Inc. (IT Services)	534	20,499
Kearny Financial Corp. (Thrifts & Mortgage Finance)	282	3,407
Kelly Services, Inc.* - Class A (Professional Services)	126	2,806
Kennametal, Inc. (Machinery)	312	12,471
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	453	9,155
Keros Therapeutics, Inc.* (Biotechnology)	50	3,078
Kezar Life Sciences, Inc.* (Biotechnology)	117	697
Kforce, Inc. (Professional Services)	74	3,966
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	90	2,322
Kimball International, Inc. - Class B (Commercial Services & Supplies)	135	1,890
Kindred Biosciences, Inc.* (Biotechnology)	140	696
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	100	1,851
Kinnate Biopharma, Inc.* (Biotechnology)	51	1,589
Kinsale Capital Group, Inc. (Insurance)	79	13,019
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	312	6,018
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	107	1,968
Knoll, Inc. (Commercial Services & Supplies)	188	3,104
Knowles Corp.* (Electronic Equipment, Instruments & Components)	332	6,945
Kodiak Sciences, Inc.* (Biotechnology)	124	14,060
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	193	9,366
Koppers Holdings, Inc.* (Chemicals)	77	2,677
Korn Ferry (Professional Services)	202	12,599
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	1,512	4,642
Kraton Corp.* (Chemicals)	117	4,281
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	455	12,413

	Shares	Value
Common Stocks, continued
Kronos Bio, Inc.* (Chemicals)	56	$1,639
Kronos Worldwide, Inc. (Chemicals)	84	1,285
Krystal Biotech, Inc.* (Biotechnology)	57	4,391
Kura Oncology, Inc.* (Biotechnology)	235	6,643
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	13	411
KVH Industries, Inc.* (Communications Equipment)	62	786
Kymera Therapeutics, Inc.* (Biotechnology)	38	1,477
L B Foster Co.* - Class A (Machinery)	38	680
La Jolla Pharmaceutical Co.* (Biotechnology)	68	288
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	397	4,685
Laird Superfood, Inc.* (Food Products)	12	450
Lakeland Bancorp, Inc. (Banks)	183	3,190
Lakeland Financial Corp. (Banks)	91	6,296
Lakeland Industries, Inc.* (Textiles, Apparel & Luxury Goods)	29	808
Lancaster Colony Corp. (Food Products)	71	12,451
Landec Corp.* (Food Products)	97	1,028
Landmark Bancorp, Inc. (Banks)	15	396
Landos Biopharma, Inc.* (Pharmaceuticals)	24	231
Lands’ End, Inc.* (Internet & Direct Marketing Retail)	44	1,092
Lannett Co., Inc.* (Pharmaceuticals)	123	649
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	249	5,321
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	510	22,960
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	403	5,477
Lawson Products, Inc.* (Trading Companies & Distributors)	17	882
La-Z-Boy, Inc. (Household Durables)	167	7,094
LCI Industries (Auto Components)	92	12,170
LCNB Corp. (Banks)	46	805
Legacy Housing Corp.* (Household Durables)	30	532
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	62	3,024
LendingClub Corp.* (Consumer Finance)	265	4,378
LENSAR, Inc.* (Health Care Equipment & Supplies)	28	203
Level One Bancorp, Inc. (Banks)	19	490
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	187	1,098
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,026	11,399
LGI Homes, Inc.* (Household Durables)	84	12,542
LHC Group, Inc.* (Health Care Providers & Services)	114	21,797
Liberty Latin America, Ltd.* - Class A (Media)	173	2,220
Liberty Latin America, Ltd.* - Class C (Media)	582	7,554
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	38	1,083
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	136	3,784
Liberty Oilfield Services, Inc.* (Energy Equipment & Services)	311	3,511
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	273	1,742
Lifetime Brands, Inc. (Household Durables)	45	661
Lifevantage Corp.* (Personal Products)	51	477
Ligand Pharmaceuticals, Inc.* (Biotechnology)	54	8,232
Limelight Networks, Inc.* (IT Services)	452	1,614
Limestone Bancorp, Inc.* (Banks)	20	317
Limoneira Co. (Food Products)	57	998
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	97	1,833
Lindsay Corp. (Machinery)	41	6,831
Liquidia Technologies, Inc.* (Pharmaceuticals)	102	274
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	99	1,839
Lithia Motors, Inc. - Class A (Specialty Retail)	98	38,229
LivaNova PLC* (Health Care Equipment & Supplies)	183	13,492
Live Oak Bancshares, Inc. (Banks)	106	7,260
Livent Corp.* (Chemicals)	550	9,526
LivePerson, Inc.* (Software)	234	12,341
LiveRamp Holdings, Inc.* (IT Services)	244	12,658
LiveXLive Media, Inc.* (Entertainment)	187	812
LogicBio Therapeutics, Inc.* (Biotechnology)	62	451
Loral Space & Communications, Inc. (Media)	48	1,808
Louisiana-Pacific Corp. (Paper & Forest Products)	412	22,849
LSI Industries, Inc. (Electrical Equipment)	96	819
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	146	6,091
Lucira Health, Inc.* (Health Care Equipment & Supplies)	39	472
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	107	2,688
Luminex Corp. (Life Sciences Tools & Services)	161	5,136
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	110	1,158
Luther Burbank Corp. (Thrifts & Mortgage Finance)	69	816
Luxfer Holdings PLC (Machinery)	103	2,192
Lydall, Inc.* (Machinery)	64	2,159
Lyra Therapeutics, Inc.* (Pharmaceuticals)	26	301
M.D.C Holdings, Inc. (Household Durables)	212	12,593
M/I Homes, Inc.* (Household Durables)	105	6,202
Macatawa Bank Corp. (Banks)	98	975
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	326	5,046
Mackinac Financial Corp. (Banks)	34	477
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	181	10,502
MacroGenics, Inc.* (Biotechnology)	206	6,561
Macy’s, Inc.* (Multiline Retail)	1,172	18,975
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	33	3,860
Magellan Health, Inc.* (Health Care Providers & Services)	91	8,485

	Shares	Value
Common Stocks, continued
Magenta Therapeutics, Inc.* (Biotechnology)	78	$924
Magnite, Inc.* (Internet & Direct Marketing Retail)	415	17,268
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	465	5,338
MainStreet Bancshares, Inc.* (Banks)	23	477
Malibu Boats, Inc.* (Leisure Products)	78	6,215
MannKind Corp.* (Biotechnology)	850	3,332
ManTech International Corp. - Class A (IT Services)	102	8,869
Marcus & Millichap, Inc.* (Real Estate Management & Development)	87	2,932
Marine Products Corp. (Leisure Products)	27	439
MarineMax, Inc.* (Specialty Retail)	80	3,949
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	109	1,687
Marker Therapeutics, Inc.* (Biotechnology)	114	255
Marlin Business Services Corp. (Diversified Financial Services)	31	423
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)	152	26,475
Marrone Bio Innovations, Inc.* (Chemicals)	260	543
Marten Transport, Ltd. (Road & Rail)	222	3,767
Masonite International Corp.* (Building Products)	91	10,487
MasTec, Inc.* (Construction & Engineering)	213	19,958
Mastech Digital, Inc.* (Professional Services)	15	264
MasterCraft Boat Holdings, Inc.* (Leisure Products)	70	1,861
Matador Resources Co. (Oil, Gas & Consumable Fuels)	414	9,708
Materion Corp. (Metals & Mining)	76	5,034
Matrix Service Co.* (Energy Equipment & Services)	98	1,285
Matson, Inc. (Marine)	160	10,672
Matthews International Corp. - Class A (Commercial Services & Supplies)	116	4,588
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	25	289
MAX Holdings, Inc. (Real Estate Management & Development)	68	2,679
Maxar Technologies, Inc. (Aerospace & Defense)	229	8,661
Maxeon Solar Technologies, Ltd.* (Semiconductors & Semiconductor Equipment)	40	1,262
MAXIMUS, Inc. (IT Services)	229	20,389
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	257	8,759
Mayville Engineering Co., Inc.* (Metals & Mining)	28	403
MBIA, Inc.* (Insurance)	186	1,789
McGrath RentCorp (Commercial Services & Supplies)	90	7,259
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	40	1,417
MediciNova, Inc.* (Biotechnology)	161	813
Medifast, Inc. (Personal Products)	42	8,896
MEDNAX, Inc.* (Health Care Providers & Services)	280	7,132
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	104	17,061
MEI Pharma, Inc.* (Biotechnology)	411	1,410
MeiraGTx Holdings PLC* (Biotechnology)	89	1,284
Mercantile Bank Corp. (Banks)	59	1,916
Merchants Bancorp (Thrifts & Mortgage Finance)	33	1,384
Meredith Corp.* (Media)	149	4,437
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	175	3,224
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	159	4,174
Meridian Corp. (Banks)	20	520
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	203	12,156
Meritage Homes Corp.* (Household Durables)	139	12,777
Meritor, Inc.* (Machinery)	260	7,649
Mersana Therapeutics, Inc.* (Biotechnology)	200	3,236
Mesa Air Group, Inc.* (Airlines)	128	1,722
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	18	4,383
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	116	5,256
Metacrine, Inc.* (Biotechnology)	25	155
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	138	5,793
Metrocity Bankshares, Inc. (Banks)	65	1,000
Metropolitan Bank Holding Corp.* (Banks)	26	1,309
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	1,702	6,927
MGE Energy, Inc. (Electric Utilities)	137	9,780
MGP Ingredients, Inc. (Beverages)	48	2,839
MicroStrategy, Inc.* - Class A (Software)	27	18,328
Mid Penn Bancorp, Inc. (Banks)	26	697
Middlefield Banc Corp. (Banks)	22	461
Middlesex Water Co. (Water Utilities)	64	5,057
Midland States Bancorp, Inc. (Banks)	79	2,191
Midwest Holding, Inc.* (Insurance)	4	200
MidwestOne Financial Group, Inc. (Banks)	55	1,703
Milestone Scientific, Inc.* (Health Care Equipment & Supplies)	173	618
Miller Industries, Inc. (Machinery)	42	1,940
Mimecast, Ltd.* (Software)	218	8,766
Minerals Technologies, Inc. (Chemicals)	128	9,641
Minerva Neurosciences, Inc.* (Biotechnology)	133	388
Mirati Therapeutics, Inc.* (Biotechnology)	160	27,407
Mirum Pharmaceuticals, Inc.* (Biotechnology)	22	436
Misonix, Inc.* (Health Care Equipment & Supplies)	45	882
Mission Produce, Inc.* (Food Products)	28	532
Mistras Group, Inc.* (Professional Services)	68	776
Mitek System, Inc.* (Software)	156	2,274
MMA Capital Holdings, Inc.* (Thrifts & Mortgage Finance)	18	411
Model N, Inc.* (Software)	131	4,615
Modine Manufacturing Co.* (Auto Components)	188	2,777

	Shares	Value
Common Stocks, continued
ModivCare, Inc.* (Health Care Providers & Services)	45	$6,665
Moelis & Co. (Capital Markets)	198	10,866
Molecular Templates, Inc.* (Biotechnology)	99	1,249
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	47	2,849
MoneyGram International, Inc.* (IT Services)	233	1,531
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	356	6,298
Monro, Inc. (Specialty Retail)	124	8,159
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	81	4,065
Moog, Inc. - Class A (Aerospace & Defense)	109	9,063
Morphic Holding, Inc.* (Biotechnology)	52	3,291
Motorcar Parts of America, Inc.* (Auto Components)	70	1,575
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	59	1,679
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	284	9,872
MRC Global, Inc.* (Trading Companies & Distributors)	295	2,664
MSG Networks, Inc.* - Class A (Media)	113	1,700
MTS Systems Corp.* (Electronic Equipment, Instruments & Components)	73	4,249
Mueller Industries, Inc. (Machinery)	210	8,684
Mueller Water Products, Inc. - Class A (Machinery)	588	8,167
Murphy USA, Inc. (Specialty Retail)	97	14,022
Mustang Bio, Inc.* (Biotechnology)	189	627
MVB Financial Corp. (Banks)	35	1,183
Myers Industries, Inc. (Containers & Packaging)	134	2,648
MYR Group, Inc.* (Construction & Engineering)	61	4,372
Myriad Genetics, Inc.* (Biotechnology)	267	8,130
Nabors Industries, Ltd.* (Energy Equipment & Services)	26	2,430
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	14	349
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	166	10,908
Nanthealth, Inc.* (Health Care Technology)	101	324
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	53	1,846
Natera, Inc.* (Biotechnology)	284	28,836
Nathan’s Famous, Inc. (Hotels, Restaurants & Leisure)	11	694
National Bank Holdings Corp. (Banks)	110	4,365
National Bankshares, Inc. (Banks)	24	852
National Beverage Corp. (Beverages)	89	4,353
National CineMedia, Inc. (Media)	234	1,081
National Energy Services Reunited Corp.* (Energy Equipment & Services)	77	952
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	163	11,782
National Healthcare Corp. (Health Care Providers & Services)	47	3,662
National Presto Industries, Inc. (Aerospace & Defense)	19	1,939
National Research Corp.* (Health Care Providers & Services)	51	2,388
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	235	9,384
National Vision Holdings, Inc.* (Specialty Retail)	302	13,237
National Western Life Group, Inc. - Class A (Insurance)	10	2,490
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	34	597
Nature’s Sunshine Products, Inc. (Personal Products)	33	659
Natus Medical, Inc.* (Health Care Equipment & Supplies)	126	3,227
Nautilus, Inc.* (Leisure Products)	113	1,767
Navient Corp. (Consumer Finance)	690	9,874
Navistar International Corp.* (Machinery)	187	8,234
NBT Bancorp, Inc. (Banks)	160	6,384
Neenah, Inc. (Paper & Forest Products)	63	3,237
Nelnet, Inc. - Class A (Consumer Finance)	65	4,728
Nemaura Medical, Inc.* (Health Care Equipment & Supplies)	28	214
NEOGAMES SA* (Hotels, Restaurants & Leisure)	21	751
Neogen Corp.* (Health Care Equipment & Supplies)	198	17,599
NeoGenomics, Inc.* (Life Sciences Tools & Services)	408	19,678
Neoleukin Therapeutics, Inc.* (Biotechnology)	121	1,490
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	186	2,223
Nesco Holdings, Inc.* (Trading Companies & Distributors)	50	468
NETGEAR, Inc.* (Communications Equipment)	112	4,603
NetScout Systems, Inc.* (Communications Equipment)	265	7,462
NETSTREIT Corp. (Equity Real Estate Investment Trusts)	83	1,535
Neubase Therapeutics, Inc.* (Biotechnology)	62	458
NeuroBo Pharmaceuticals, Inc.* (Biotechnology)	25	110
Nevro Corp.* (Health Care Equipment & Supplies)	127	17,716
New Jersey Resources Corp. (Gas Utilities)	358	14,274
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	307	1,913
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,421	6,352
NewAge, Inc.* (Beverages)	355	1,015
Newmark Group, Inc. (Real Estate Management & Development)	544	5,443
Newpark Resources, Inc.* (Energy Equipment & Services)	337	1,058
NexImmune, Inc.* (Biotechnology)	24	458
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	82	3,779
NextCure, Inc.* (Biotechnology)	62	621
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	79	211
NextGen Healthcare, Inc.* (Health Care Technology)	209	3,783

	Shares	Value
Common Stocks, continued
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	607	$2,258
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	96	2,791
NI Holdings, Inc.* (Insurance)	34	628
NIC, Inc. (IT Services)	247	8,381
Nicolet Bankshares, Inc.* (Banks)	34	2,838
Nkarta, Inc.* (Biotechnology)	76	2,500
NL Industries, Inc. (Commercial Services & Supplies)	31	231
nLight, Inc.* (Electronic Equipment, Instruments & Components)	132	4,277
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	308	7,281
NN, Inc.* (Machinery)	157	1,110
Noodles & Co.* (Hotels, Restaurants & Leisure)	118	1,221
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	553	1,797
Northeast Bank (Banks)	29	765
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	176	2,802
Northrim Bancorp, Inc. (Banks)	23	978
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	440	6,358
Northwest Natural Holding Co. (Gas Utilities)	114	6,150
Northwest Pipe Co.* (Construction & Engineering)	36	1,203
NorthWestern Corp. (Multi-Utilities)	190	12,388
Norwood Financial Corp. (Banks)	22	585
Novagold Resources, Inc.* (Metals & Mining)	891	7,805
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	128	16,883
Novavax, Inc.* (Biotechnology)	231	41,882
NOW, Inc.* (Trading Companies & Distributors)	411	4,147
Nurix Therapeutics, Inc.* (Biotechnology)	90	2,798
NuVasive, Inc.* (Health Care Equipment & Supplies)	193	12,653
NV5 Global, Inc.* (Construction & Engineering)	41	3,959
NVE Corp. (Semiconductors & Semiconductor Equipment)	18	1,262
Nymox Pharmaceutical Corp.* (Biotechnology)	159	353
Oak Valley Bancorp (Banks)	26	446
Oceaneering International, Inc.* (Energy Equipment & Services)	372	4,248
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	223	5,339
Oconee Federal Financial Corp. (Thrifts & Mortgage Finance)	4	104
Ocular Therapeutix, Inc.* (Pharmaceuticals)	273	4,480
Odonate Therapeutics, Inc.* (Pharmaceuticals)	59	202
Office Properties Income Trust (Equity Real Estate Investment Trusts)	179	4,926
OFG Bancorp (Banks)	190	4,298
Ohio Valley Banc Corp. (Banks)	16	388
O-I Glass, Inc.* (Containers & Packaging)	588	8,667
Oil States International, Inc.* (Energy Equipment & Services)	226	1,363
Oil-Dri Corp. of America (Household Products)	19	654
Old National Bancorp (Banks)	615	11,894
Old Second Bancorp, Inc. (Banks)	107	1,413
Olema Pharmaceuticals, Inc.* (Biotechnology)	46	1,526
Olympic Steel, Inc. (Metals & Mining)	34	1,001
Omega Flex, Inc. (Machinery)	11	1,737
Omeros Corp.* (Pharmaceuticals)	222	3,952
Omnicell, Inc.* (Health Care Technology)	159	20,648
ON24, Inc.* (Software)	32	1,552
Oncocyte Corp.* (Biotechnology)	267	1,386
Oncorus, Inc.* (Biotechnology)	28	390
ONE Gas, Inc. (Gas Utilities)	197	15,152
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	60	1,336
OneSpan, Inc.* (Software)	125	3,063
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	169	1,800
Onewater Marine, Inc.* (Specialty Retail)	38	1,518
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	178	11,696
Ontrak, Inc.* (Health Care Providers & Services)	30	977
Ooma, Inc.* (Diversified Telecommunication Services)	80	1,268
OP Bancorp (Thrifts & Mortgage Finance)	45	473
OPKO Health, Inc.* (Biotechnology)	1,492	6,401
Oportun Financial Corp.* (Consumer Finance)	74	1,533
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	35	1,402
OptimizeRx Corp.* (Health Care Technology)	61	2,974
Optinose, Inc.* (Pharmaceuticals)	131	483
Option Care Health, Inc.* (Health Care Providers & Services)	321	5,695
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	267	3,116
ORBCOMM, Inc.* (Diversified Telecommunication Services)	278	2,121
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	321	1,929
Organogenesis Holdings, Inc.* (Biotechnology)	92	1,676
Orgenesis, Inc.* (Biotechnology)	71	407
ORIC Pharmaceuticals, Inc.* (Biotechnology)	85	2,083
Origin Bancorp, Inc. (Banks)	82	3,478
Orion Energy Systems, Inc.* (Electrical Equipment)	101	703
Orion Engineered Carbons SA* (Chemicals)	226	4,457
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	164	12,879
Orrstown Financial Services, Inc. (Banks)	41	914
Ortho Clinical Diagnostics Holdings PLC* (Health Care Equipment & Supplies)	331	6,387
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	70	3,035

	Shares	Value
Common Stocks, continued
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	49	$2,389
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	64	6,150
Osmotica Pharmaceuticals PLC* (Pharmaceuticals)	48	156
Otter Tail Corp. (Electric Utilities)	152	7,018
Outset Medical, Inc.* (Health Care Equipment & Supplies)	37	2,012
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	248	511
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	160	10,602
Ovid Therapeutics, Inc.* (Biotechnology)	178	716
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	982	23,392
Owens & Minor, Inc. (Health Care Providers & Services)	272	10,224
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	62	5,420
Oyster Point Pharma, Inc.* (Biotechnology)	23	420
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	684	22,785
Pacific Premier Bancorp, Inc. (Banks)	300	13,032
Pacira BioSciences, Inc.* (Pharmaceuticals)	160	11,215
Pactiv Evergreen, Inc. (Containers & Packaging)	148	2,034
PAE, Inc.* (Aerospace & Defense)	222	2,002
Palomar Holdings, Inc.* (Insurance)	76	5,095
PAM Transportation Services, Inc.* (Road & Rail)	7	432
Pandion Therapeutics, Inc.* (Biotechnology)	47	2,822
Pangaea Logistics Solutions, Ltd. (Marine)	40	126
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	123	10,903
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	150	2,118
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	71	4,644
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	164	1,158
Park Aerospace Corp. (Aerospace & Defense)	74	978
Park City Group, Inc.* (Software)	46	281
Park National Corp. (Banks)	54	6,982
Parke BanCorp, Inc. (Banks)	40	800
Park-Ohio Holdings Corp. (Machinery)	33	1,039
Parsons Corp.* (Aerospace & Defense)	85	3,437
Partners Bancorp (Banks)	37	270
Passage Bio, Inc.* (Biotechnology)	108	1,888
Patrick Industries, Inc. (Building Products)	84	7,140
Patterson Cos., Inc. (Health Care Providers & Services)	318	10,160
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	687	4,898
PAVmed, Inc.* (Health Care Equipment & Supplies)	234	1,039
Paysign, Inc.* (IT Services)	118	516
PBF Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	362	5,122
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	41	1,902
PCB BanCorp (Banks)	47	705
PCSB Financial Corp. (Thrifts & Mortgage Finance)	53	880
PCTEL, Inc. (Communications Equipment)	67	466
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	374	12,867
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	109	1,938
PDL Community Bancorp* (Thrifts & Mortgage Finance)	28	311
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	235	719
Peapack Gladstone Financial Corp. (Banks)	69	2,131
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	488	11,854
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	584	61,228
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	57	764
Penns Woods Bancorp, Inc. (Banks)	26	626
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	156	10,432
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	368	7,213
Peoples Bancorp of North Carolina, Inc. (Banks)	17	402
Peoples Bancorp, Inc. (Banks)	68	2,256
Peoples Financial Services Corp. (Banks)	26	1,098
Perdoceo Education Corp.* (Diversified Consumer Services)	260	3,110
Perficient, Inc.* (IT Services)	122	7,164
Performance Food Group Co.* (Food & Staples Retailing)	491	28,287
Personalis, Inc.* (Life Sciences Tools & Services)	99	2,436
Perspecta, Inc. (IT Services)	522	15,163
Petiq, Inc.* (Health Care Providers & Services)	80	2,821
PetMed Express, Inc. (Internet & Direct Marketing Retail)	73	2,568
PFSweb, Inc.* (IT Services)	60	405
PGT Innovations, Inc.* (Building Products)	214	5,404
PhaseBio Pharmaceuticals, Inc.* (Biotechnology)	57	197
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	43	1,615
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	77	1,879
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	233	2,996
Phreesia, Inc.* (Health Care Technology)	126	6,565
Physicians Realty Trust (Equity Real Estate Investment Trusts)	783	13,836
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	466	8,094
Pieris Pharmaceuticals, Inc.* (Biotechnology)	199	511
Ping Identity Holding Corp.* (Software)	139	3,048
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	44	513
Piper Sandler Cos. (Capital Markets)	65	7,127
Pitney Bowes, Inc. (Commercial Services & Supplies)	650	5,356

	Shares	Value
Common Stocks, continued
Pixelworks, Inc.* (Semiconductors & Semiconductor Equipment)	171	$566
PJT Partners, Inc. - Class A (Capital Markets)	87	5,886
Plantronics, Inc.* (Communications Equipment)	130	5,058
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	100	808
Plexus Corp.* (Electronic Equipment, Instruments & Components)	106	9,735
Pliant Therapeutics, Inc.* (Pharmaceuticals)	90	3,540
Plug Power, Inc.* (Electrical Equipment)	1,546	55,409
Plumas BanCorp (Banks)	17	497
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts)	92	1,550
PMV Pharmaceuticals, Inc.* (Pharmaceuticals)	51	1,677
PNM Resources, Inc. (Electric Utilities)	321	15,745
Portland General Electric Co. (Electric Utilities)	338	16,044
Poseida Therapeutics, Inc.* (Biotechnology)	124	1,184
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	246	13,018
Powell Industries, Inc. (Electrical Equipment)	34	1,152
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	221	18,007
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	122	1,003
PQ Group Holdings, Inc. (Chemicals)	144	2,405
PRA Group, Inc.* (Consumer Finance)	169	6,265
Praxis Precision Medicines, Inc.* (Biotechnology)	41	1,343
Precigen, Inc.* (Biotechnology)	262	1,805
Precision BioSciences, Inc.* (Biotechnology)	174	1,801
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	178	1,753
Preferred Bank (Banks)	52	3,311
Preformed Line Products Co. (Electrical Equipment)	11	756
Prelude Therapeutics, Inc.* (Biotechnology)	37	1,603
Premier Financial Bancorp, Inc. (Banks)	49	911
Premier Financial Corp. (Thrifts & Mortgage Finance)	139	4,623
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	189	8,331
PriceSmart, Inc. (Food & Staples Retailing)	85	8,224
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	2	105
Primis Financial Corp. (Banks)	74	1,076
Primo Water Corp. (Beverages)	586	9,529
Primoris Services Corp. (Construction & Engineering)	180	5,963
Priority Technology Holdings, Inc.* (IT Services)	29	201
ProAssurance Corp. (Insurance)	201	5,379
Professional Holding Corp.* - Class A (Banks)	43	790
PROG Holdings, Inc. (Consumer Finance)	253	10,952
Progenity, Inc.* (Health Care Providers & Services)	67	319
Progress Software Corp. (Software)	166	7,314
Progyny, Inc.* (Health Care Providers & Services)	100	4,451
ProPetro Holding Corp.* (Energy Equipment & Services)	301	3,209
PROS Holdings, Inc.* (Software)	150	6,375
ProSight Global, Inc.* (Insurance)	35	441
Protagonist Therapeutics, Inc.* (Biotechnology)	132	3,419
Protara Therapeutics, Inc.* (Biotechnology)	15	236
Protective Insurance Corp. - Class B (Insurance)	34	778
Prothena Corp. PLC* (Biotechnology)	115	2,889
Proto Labs, Inc.* (Machinery)	100	12,175
Provention Bio, Inc.* (Pharmaceuticals)	199	2,089
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	62	893
Provident Financial Holdings, Inc. (Thrifts & Mortgage Finance)	22	372
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	266	5,926
Prudential Bancorp, Inc. (Thrifts & Mortgage Finance)	26	384
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	75	11,594
PTC Therapeutics, Inc.* (Biotechnology)	232	10,985
Pulmonx Corp.* (Health Care Equipment & Supplies)	44	2,013
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	53	1,255
Puma Biotechnology, Inc.* (Biotechnology)	116	1,128
Pure Cycle Corp.* (Water Utilities)	72	966
Purple Innovation, Inc.* (Household Durables)	122	3,861
Pzena Investment Management, Inc. - Class A (Capital Markets)	64	674
Q2 Holdings, Inc.* (Software)	189	18,938
QAD, Inc. (Software)	44	2,930
QCR Holdings, Inc. (Banks)	55	2,597
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	240	14,890
Quad/Graphics, Inc.* (Commercial Services & Supplies)	125	441
Quaker Chemical Corp. (Chemicals)	50	12,189
Qualys, Inc.* (Software)	128	13,412
Quanex Building Products Corp. (Building Products)	125	3,279
Quanterix Corp.* (Life Sciences Tools & Services)	90	5,262
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	156	1,299
QuinStreet, Inc.* (Interactive Media & Services)	181	3,674
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	326	5,327
Quotient, Ltd.* (Health Care Equipment & Supplies)	272	1,001
R1 RCM, Inc.* (Health Care Providers & Services)	407	10,045
Rackspace Technology, Inc.* (IT Services)	129	3,068
Radian Group, Inc. (Thrifts & Mortgage Finance)	718	16,694

	Shares	Value
Common Stocks, continued
Radiant Logistics, Inc.* (Air Freight & Logistics)	147	$1,022
Radius Health, Inc.* (Biotechnology)	171	3,567
RadNet, Inc.* (Health Care Providers & Services)	163	3,545
Rafael Holdings, Inc.* - Class B (Real Estate Management & Development)	36	1,437
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	425	8,262
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	804	8,305
Ranpak Holdings Corp.* (Containers & Packaging)	109	2,187
Rapid7, Inc.* (Software)	194	14,474
RAPT Therapeutics, Inc.* (Biotechnology)	41	910
Raven Industries, Inc. (Industrial Conglomerates)	134	5,136
Rayonier Advanced Materials, Inc.* (Chemicals)	232	2,104
RBB Bancorp (Banks)	62	1,257
RBC Bearings, Inc.* (Machinery)	92	18,103
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	31	1,971
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	219	2,939
Realogy Holdings Corp.* (Real Estate Management & Development)	430	6,506
Recro Pharma, Inc.* (Biotechnology)	73	204
Red River Bancshares, Inc. (Banks)	19	1,064
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	58	2,314
Red Rock Resorts, Inc.* - Class A (Hotels, Restaurants & Leisure)	248	8,082
Red Violet, Inc.* (Professional Services)	25	461
Redfin Corp.* (Real Estate Management & Development)	374	24,904
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	420	4,372
REGENXBIO, Inc.* (Biotechnology)	145	4,946
Regional Management Corp. (Consumer Finance)	31	1,074
Regis Corp.* (Diversified Consumer Services)	88	1,105
Relay Therapeutics, Inc.* (Biotechnology)	172	5,946
Reliant Bancorp, Inc. (Banks)	58	1,666
Relmada Therapeutics, Inc.* (Pharmaceuticals)	55	1,937
Renasant Corp. (Banks)	204	8,442
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	162	10,698
Rent-A-Center, Inc. (Specialty Retail)	182	10,494
Repay Holdings Corp.* (IT Services)	250	5,870
Replimune Group, Inc.* (Biotechnology)	90	2,746
Repro-Med Systems, Inc.* (Health Care Equipment & Supplies)	101	356
Republic Bancorp, Inc. - Class A (Banks)	36	1,594
Republic First Bancorp, Inc.* (Banks)	169	637
Research Frontiers, Inc.* (Electronic Equipment, Instruments & Components)	99	281
Resideo Technologies, Inc.* (Building Products)	540	15,255
Resonant, Inc.* (Communications Equipment)	191	810
Resources Connection, Inc. (Professional Services)	116	1,571
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	434	6,888
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	805	8,436
Retail Value, Inc. (Equity Real Estate Investment Trusts)	62	1,160
Retractable Technologies, Inc.* (Health Care Equipment & Supplies)	52	667
REV Group, Inc. (Machinery)	103	1,973
Revance Therapeutics, Inc.* (Pharmaceuticals)	236	6,596
Revlon, Inc.* - Class A (Personal Products)	26	321
REVOLUTION Medicines, Inc.* (Biotechnology)	160	7,341
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	20	1,683
Rexnord Corp. (Machinery)	452	21,286
RGC Resources, Inc. (Gas Utilities)	29	643
RH* (Specialty Retail)	59	35,199
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	143	3,042
Ribbon Communications, Inc.* (Communications Equipment)	256	2,102
Richmond Mutual Bancorp, Inc. (Banks)	45	610
Rigel Pharmaceuticals, Inc.* (Biotechnology)	637	2,179
Rimini Street, Inc.* (Software)	86	771
Rite Aid Corp.* (Food & Staples Retailing)	205	4,194
Riverview Bancorp, Inc. (Thrifts & Mortgage Finance)	79	547
RLI Corp. (Insurance)	148	16,511
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	616	9,536
Rocket Pharmaceuticals, Inc.* (Biotechnology)	140	6,212
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	261	303
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	26	1,406
Rogers Corp.* (Electronic Equipment, Instruments & Components)	70	13,175
RPC, Inc.* (Energy Equipment & Services)	216	1,166
RPT Realty (Equity Real Estate Investment Trusts)	303	3,457
Rubius Therapeutics, Inc.* (Biotechnology)	134	3,551
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	155	7,724
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	25	1,127
Ruth’s Hospitality Group, Inc.* (Hotels, Restaurants & Leisure)	122	3,029
Ryerson Holding Corp.* (Metals & Mining)	60	1,022
Ryman Hospitality Properties, Inc.* - Class I (Equity Real Estate Investment Trusts)	189	14,649
S&T Bancorp, Inc. (Banks)	145	4,858
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	771	13,385
Safe Bulkers, Inc.* (Marine)	195	478
Safeguard Scientifics, Inc.* (Capital Markets)	74	505
Safehold, Inc. (Equity Real Estate Investment Trusts)	67	4,697

	Shares	Value
Common Stocks, continued
Safety Insurance Group, Inc. (Insurance)	54	$4,550
Saga Communications, Inc.* - Class A (Media)	14	306
Saia, Inc.* (Road & Rail)	99	22,828
Sailpoint Technologies Holding, Inc.* (Software)	330	16,711
Salisbury Bancorp, Inc. (Banks)	10	444
Sally Beauty Holdings, Inc.* (Specialty Retail)	423	8,515
Sanderson Farms, Inc. (Food Products)	76	11,839
Sandy Spring Bancorp, Inc. (Banks)	173	7,513
Sangamo Therapeutics, Inc.* (Biotechnology)	432	5,413
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	240	9,931
Sapiens International Corp. N.V. (Software)	103	3,274
Satsuma Pharmaceuticals, Inc.* (Pharmaceuticals)	34	201
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	45	1,805
Savara, Inc.* (Biotechnology)	181	376
SB Financial Group, Inc. (Banks)	25	457
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	95	2,845
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	98	4,095
Scholar Rock Holding Corp.* (Biotechnology)	96	4,863
Scholastic Corp. (Media)	109	3,282
Schrodinger, Inc.* (Health Care Technology)	113	8,621
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	116	5,681
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	214	8,243
Scopus Biopharma, Inc.* (Biotechnology)	21	177
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	190	3,507
scPharmaceuticals, Inc.* (Pharmaceuticals)	26	173
Sculptor Capital Management, Inc. (Capital Markets)	69	1,510
SeaChange International, Inc.* (Software)	114	177
Seacoast Banking Corp.* (Banks)	194	7,031
SEACOR Holdings, Inc.* (Energy Equipment & Services)	72	2,934
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	99	1,723
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	191	9,487
SecureWorks Corp.* - Class A (Software)	33	442
Security National Financial Corp.* - Class A (Thrifts & Mortgage Finance)	36	337
Seer, Inc.* (Life Sciences Tools & Services)	54	2,701
Select Bancorp, Inc.* (Banks)	58	642
Select Energy Services, Inc.* (Energy Equipment & Services)	221	1,101
Select Medical Holdings Corp.* (Health Care Providers & Services)	407	13,879
Selecta Biosciences, Inc.* (Biotechnology)	254	1,149
Selective Insurance Group, Inc. (Insurance)	222	16,104
Selectquote, Inc.* (Insurance)	490	14,460
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	242	16,698
Seneca Foods Corp.* - Class A (Food Products)	24	1,130
Sensei Biotherapeutics, Inc.* (Biotechnology)	29	421
Sensient Technologies Corp. (Chemicals)	159	12,402
Seres Therapeutics, Inc.* (Biotechnology)	207	4,262
Seritage Growth Properties* - Class A (Equity Real Estate Investment Trusts)	128	2,349
Service Properties Trust (Equity Real Estate Investment Trusts)	615	7,294
ServiceSource International, Inc.* (IT Services)	331	487
ServisFirst Bancshares, Inc. (Banks)	183	11,223
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	355	2,847
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	132	14,886
Sharps Compliance Corp.* (Health Care Providers & Services)	54	776
Shattuck Labs, Inc.* (Biotechnology)	49	1,433
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	181	8,835
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	107	13,937
Shoe Carnival, Inc. (Specialty Retail)	35	2,166
Shore Bancshares, Inc. (Banks)	44	749
ShotSpotter, Inc.* (Software)	30	1,052
Shutterstock, Inc. (Internet & Direct Marketing Retail)	82	7,301
SI-BONE, Inc.* (Health Care Equipment & Supplies)	108	3,435
Siebert Financial Corp.* (Capital Markets)	43	174
Sientra, Inc.* (Health Care Equipment & Supplies)	194	1,414
Sierra Bancorp (Banks)	53	1,420
SIGA Technologies, Inc.* (Pharmaceuticals)	196	1,274
Sigilon Therapeutics, Inc.* (Biotechnology)	29	648
Signet Jewelers, Ltd.* (Specialty Retail)	196	11,364
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	163	22,994
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	102	5,166
Silverback Therapeutics, Inc.* (Biotechnology)	48	2,094
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	36	518
Silvergate Capital Corp.* - Class A (Banks)	73	10,378
Simmons First National Corp. - Class A (Banks)	406	12,046
Simpson Manufacturing Co., Inc. (Building Products)	163	16,908
Simulations Plus, Inc. (Health Care Technology)	57	3,605
Sinclair Broadcast Group, Inc. - Class A (Media)	166	4,857
SiriusPoint, Ltd.* (Insurance)	316	3,214
SITE Centers Corp. (Equity Real Estate Investment Trusts)	575	7,797
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	165	28,171

	Shares	Value
Common Stocks, continued
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	44	$4,338
SJW Corp. (Water Utilities)	99	6,236
Skyline Champion Corp.* (Household Durables)	197	8,916
SkyWest, Inc.* (Airlines)	185	10,079
Sleep Number Corp.* (Specialty Retail)	102	14,636
SM Energy Co. (Oil, Gas & Consumable Fuels)	428	7,006
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	55	2,531
SmartFinancial, Inc. (Banks)	53	1,147
Smith & Wesson Brands, Inc. (Leisure Products)	208	3,630
Smith Micro Software, Inc.* (Software)	128	705
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	108	1,325
Soleno Therapeutics, Inc.* (Biotechnology)	223	281
Solid Biosciences, Inc.* (Biotechnology)	105	581
Soliton, Inc.* (Health Care Equipment & Supplies)	26	457
Sonic Automotive, Inc. - Class A (Specialty Retail)	88	4,362
Sonos, Inc.* (Household Durables)	451	16,899
Sorrento Therapeutics, Inc.*(a) (Biotechnology)	939	7,766
South Jersey Industries, Inc. (Gas Utilities)	378	8,535
South Plains Financial, Inc. (Banks)	40	909
South State Corp. (Banks)	262	20,571
Southern First Bancshares, Inc.* (Banks)	27	1,266
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	28	1,104
Southside Bancshares, Inc. (Banks)	119	4,583
Southwest Gas Holdings, Inc. (Gas Utilities)	214	14,705
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	2,428	11,290
SP Plus Corp.* (Commercial Services & Supplies)	86	2,820
Spark Energy, Inc. - Class A (Electric Utilities)	45	481
SpartanNash Co. (Food & Staples Retailing)	133	2,611
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	541	1,764
Spero Therapeutics, Inc.* (Biotechnology)	77	1,133
Spire, Inc. (Gas Utilities)	188	13,891
Spirit Airlines, Inc.* (Airlines)	368	13,578
Spirit of Texas Bancshares, Inc. (Banks)	48	1,071
Spok Holdings, Inc. (Wireless Telecommunication Services)	66	692
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	160	2,758
SpringWorks Therapeutics, Inc.* (Biotechnology)	90	6,621
Sprout Social, Inc.* - Class A (Software)	105	6,065
Spruce Biosciences, Inc.* (Biotechnology)	26	432
SPS Commerce, Inc.* (Software)	133	13,208
SPX Corp.* (Machinery)	161	9,381
SPX FLOW, Inc. (Machinery)	160	10,133
SQZ Biotechnologies Co.* (Biotechnology)	19	260
STAAR Surgical Co.* (Health Care Equipment & Supplies)	172	18,130
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	599	20,132
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	64	12,769
Standard AVB Financial Corp. (Thrifts & Mortgage Finance)	15	490
Standard Motor Products, Inc. (Auto Components)	79	3,285
Standex International Corp. (Machinery)	46	4,396
Startek, Inc.* (IT Services)	65	517
State Auto Financial Corp. (Insurance)	66	1,301
Steelcase, Inc. - Class A (Commercial Services & Supplies)	324	4,662
Stepan Co. (Chemicals)	81	10,296
StepStone Group, Inc. - Class A (Capital Markets)	73	2,575
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	166	1,116
Sterling Bancorp, Inc.* (Thrifts & Mortgage Finance)	61	345
Sterling Construction Co., Inc.* (Construction & Engineering)	104	2,413
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	309	11,513
Stewart Information Services Corp. (Insurance)	99	5,151
Stifel Financial Corp. (Capital Markets)	375	24,022
Stitch Fix, Inc.* (Internet & Direct Marketing Retail)	222	10,998
Stock Yards Bancorp, Inc. (Banks)	77	3,932
Stoke Therapeutics, Inc.* (Biotechnology)	51	1,981
Stoneridge, Inc.* (Auto Components)	98	3,117
StoneX Group, Inc.* (Capital Markets)	63	4,119
Strategic Education, Inc. (Diversified Consumer Services)	91	8,363
Stratus Properties, Inc.* (Real Estate Management & Development)	22	671
Stride, Inc.* (Diversified Consumer Services)	152	4,577
Strongbridge BioPharma PLC* (Pharmaceuticals)	165	455
Sturm Ruger & Co., Inc. (Leisure Products)	63	4,162
Summit Financial Group, Inc. (Banks)	42	1,115
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts)	388	3,942
Summit Materials, Inc.* - Class A (Construction Materials)	430	12,049
Sumo Logic, Inc.* (Software)	54	1,018
SunCoke Energy, Inc. (Metals & Mining)	311	2,180
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	210	8,572
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	287	9,600
Sunrun, Inc.* (Electrical Equipment)	596	36,046
Sunstone Hotel Investors, Inc.* (Equity Real Estate Investment Trusts)	806	10,043
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	162	6,328
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	40	1,017
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	183	4,791

	Shares	Value
Common Stocks, continued
Surgalign Holdings, Inc.* (Health Care Equipment & Supplies)	372	$811
Surgery Partners, Inc.* (Health Care Providers & Services)	97	4,293
Surmodics, Inc.* (Health Care Equipment & Supplies)	50	2,804
Sutro BioPharma, Inc.* (Biotechnology)	122	2,777
SVMK, Inc.* (Software)	461	8,446
SWK Holdings Corp.* (Diversified Financial Services)	13	189
Sykes Enterprises, Inc.* (IT Services)	143	6,303
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	131	17,740
Synchronoss Technologies, Inc.* (Software)	148	528
Syndax Pharmaceuticals, Inc.* (Biotechnology)	117	2,616
Syros Pharmaceuticals, Inc.* (Biotechnology)	177	1,324
Systemax, Inc. (Trading Companies & Distributors)	47	1,933
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	79	3,638
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	69	3,760
Talis Biomedical Corp.* (Health Care Equipment & Supplies)	50	643
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	51	614
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	340	5,144
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	110	276
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	23	741
Taylor Morrison Home Corp.* (Household Durables)	474	14,604
Taysha Gene Therapies, Inc.* (Biotechnology)	33	670
TCR2 Therapeutics, Inc.* (Biotechnology)	109	2,407
Team, Inc.* (Commercial Services & Supplies)	113	1,303
TechTarget, Inc.* (Media)	89	6,181
TEGNA, Inc. (Media)	823	15,498
Tejon Ranch Co.* (Real Estate Management & Development)	79	1,322
Tela Bio, Inc.* (Health Care Equipment & Supplies)	26	387
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	630	1,474
Telos Corp.* (Software)	62	2,351
Tenable Holdings, Inc.* (Software)	267	9,661
Tenet Healthcare Corp.* (Health Care Providers & Services)	392	20,384
Tennant Co. (Machinery)	69	5,512
Tenneco, Inc.* (Auto Components)	191	2,048
Terex Corp. (Machinery)	253	11,656
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	33	726
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	254	14,674
Territorial Bancorp, Inc. (Thrifts & Mortgage Finance)	29	767
Tetra Tech, Inc. (Commercial Services & Supplies)	202	27,414
Texas Capital Bancshares, Inc.* (Banks)	190	13,475
Texas Roadhouse, Inc.* - Class A (Hotels, Restaurants & Leisure)	246	23,601
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	185	5,300
TG Therapeutics, Inc.* (Biotechnology)	456	21,979
The Andersons, Inc. (Food & Staples Retailing)	117	3,203
The Bancorp, Inc.* (Banks)	193	3,999
The Bank of Nt Butterfield & Son, Ltd. (Banks)	188	7,185
The Bank of Princeton (Banks)	21	601
The Brink’s Co. (Commercial Services & Supplies)	185	14,657
The Buckle, Inc. (Specialty Retail)	109	4,282
The Cato Corp.* - Class A (Specialty Retail)	76	912
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	159	9,303
The Children’s Place, Inc.* (Specialty Retail)	53	3,694
The Community Financial Corp. (Banks)	20	685
The Container Store Group, Inc.* (Specialty Retail)	119	1,980
The E.W. Scripps Co. - Class A (Media)	210	4,047
The Eastern Co. (Machinery)	20	536
The Ensign Group, Inc. (Health Care Providers & Services)	194	18,205
The ExOne Co.* (Machinery)	54	1,693
The First Bancorp, Inc. (Banks)	38	1,109
The GEO Group, Inc.(a) (Equity Real Estate Investment Trusts)	442	3,430
The Goodyear Tire & Rubber Co.* (Auto Components)	867	15,233
The Greenbrier Cos., Inc. (Machinery)	121	5,714
The Hackett Group, Inc. (IT Services)	94	1,541
The Joint Corp.* (Health Care Providers & Services)	50	2,419
The Lovesac Co.* (Household Durables)	37	2,094
The Macerich Co. (Equity Real Estate Investment Trusts)	562	6,575
The Manitowoc Co., Inc.* (Machinery)	127	2,619
The Marcus Corp.* (Entertainment)	84	1,679
The Michaels Cos., Inc.* (Specialty Retail)	279	6,121
The ODP Corp.* (Specialty Retail)	199	8,615
The Pennant Group, Inc.* (Health Care Providers & Services)	96	4,397
The RealReal, Inc.* (Internet & Direct Marketing Retail)	238	5,386
The RMR Group, Inc. - Class A (Real Estate Management & Development)	57	2,326
The Shyft Group, Inc. (Machinery)	129	4,799
The Simply Good Foods Co.* (Food Products)	320	9,734
The St Joe Co. (Real Estate Management & Development)	123	5,277
TherapeuticsMD, Inc.*(a) (Pharmaceuticals)	1,265	1,695
Theravance Biopharma, Inc.* (Pharmaceuticals)	175	3,572
Thermon Group Holdings, Inc.* (Electrical Equipment)	123	2,397
Tidewater, Inc.* (Energy Equipment & Services)	152	1,905
Tilly’s, Inc.* - Class A (Specialty Retail)	83	940

	Shares	Value
Common Stocks, continued
Timberland Bancorp, Inc. (Thrifts & Mortgage Finance)	28	$779
TimkenSteel Corp.* (Metals & Mining)	169	1,986
Tiptree, Inc. (Insurance)	92	823
Titan Machinery, Inc.* (Trading Companies & Distributors)	72	1,836
Tivity Health, Inc.* (Health Care Providers & Services)	163	3,638
Tompkins Financial Corp. (Banks)	54	4,466
Tootsie Roll Industries, Inc. (Food Products)	62	2,048
TopBuild Corp.* (Household Durables)	124	25,969
TowneBank (Banks)	251	7,630
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	225	2,520
TPI Composites, Inc.* (Electrical Equipment)	115	6,489
Transcat, Inc.* (Trading Companies & Distributors)	26	1,276
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	5	108
Translate Bio, Inc.* (Biotechnology)	256	4,221
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	94	3,900
Transocean, Ltd.* (Energy Equipment & Services)	2,193	7,785
Travere Therapeutics, Inc.* (Biotechnology)	208	5,194
Trean Insurance Group, Inc.* (Insurance)	44	711
Trecora Resources* (Chemicals)	91	707
Tredegar Corp. (Chemicals)	98	1,471
Tri Pointe Homes, Inc.* (Household Durables)	473	9,630
Tribune Publishing Co.* (Media)	59	1,061
Tricida, Inc.* (Pharmaceuticals)	106	561
TriCo Bancshares (Banks)	99	4,690
TriMas Corp.* (Machinery)	154	4,669
TriNet Group, Inc.* (Professional Services)	154	12,006
Trinseo SA (Chemicals)	144	9,168
Triple-S Management Corp.* (Health Care Providers & Services)	85	2,213
TriState Capital Holdings, Inc.* (Banks)	103	2,375
Triton International, Ltd. (Trading Companies & Distributors)	227	12,483
Triumph Bancorp, Inc.* (Banks)	85	6,578
Triumph Group, Inc.* (Aerospace & Defense)	193	3,547
Tronox Holdings PLC - Class A (Chemicals)	409	7,485
TrueBlue, Inc.* (Professional Services)	132	2,907
TrueCar, Inc.* (Interactive Media & Services)	386	1,847
Trupanion, Inc.* (Insurance)	113	8,612
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	356	2,624
Trustmark Corp. (Banks)	236	7,944
TTEC Holdings, Inc. (IT Services)	68	6,831
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	375	5,438
Tucows, Inc.* (IT Services)	35	2,713
Tupperware Brands Corp.* (Household Durables)	184	4,859
Turning Point Brands, Inc. (Tobacco)	45	2,348
Turning Point Therapeutics, Inc.* (Biotechnology)	140	13,243
Turtle Beach Corp.* (Household Durables)	53	1,414
Tutor Perini Corp.* (Construction & Engineering)	153	2,899
Twist Bioscience Corp.* (Biotechnology)	176	21,799
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,027	7,528
Tyme Technologies, Inc.* (Biotechnology)	261	465
U.S. Concrete, Inc.* (Construction Materials)	60	4,399
U.S. Ecology, Inc.* (Commercial Services & Supplies)	118	4,914
U.S. Lime & Minerals, Inc. (Construction Materials)	8	1,070
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	48	4,997
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	277	3,404
UFP Industries, Inc. (Building Products)	224	16,988
UFP Technologies, Inc.* (Containers & Packaging)	26	1,295
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	150	8,706
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	238	27,098
Ultralife Corp.* (Electrical Equipment)	34	282
UMB Financial Corp. (Banks)	164	15,142
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	139	2,665
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	52	1,433
UniFirst Corp. (Commercial Services & Supplies)	57	12,751
Unisys Corp.* (IT Services)	232	5,897
United Bankshares, Inc. (Banks)	465	17,940
United Community Banks, Inc. (Banks)	293	9,997
United Fire Group, Inc. (Insurance)	79	2,749
United Insurance Holdings Corp. (Insurance)	76	548
United Natural Foods, Inc.* (Food & Staples Retailing)	210	6,917
United Security Bancshares/Fresno CA (Banks)	50	410
United States Steel Corp. (Metals & Mining)	979	25,620
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	725	7,997
Unitil Corp. (Multi-Utilities)	55	2,513
Unity BanCorp, Inc. (Banks)	28	616
UNITY Biotechnology, Inc.* (Biotechnology)	133	798
Universal Corp. (Tobacco)	91	5,368
Universal Electronics, Inc.* (Household Durables)	50	2,749
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	48	3,253
Universal Insurance Holdings, Inc. (Insurance)	102	1,463
Universal Logistics Holdings, Inc. (Road & Rail)	29	763
Universal Technical Institute, Inc.* (Diversified Consumer Services)	121	707

	Shares	Value
Common Stocks, continued
Univest Financial Corp. (Banks)	108	$3,088
Upland Software, Inc.* (Software)	100	4,719
Upwork, Inc.* (Professional Services)	348	15,580
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	731	2,091
Urban Edge Properties (Equity Real Estate Investment Trusts)	435	7,186
Urban Outfitters, Inc.* (Specialty Retail)	259	9,632
UroGen Pharma, Ltd.* (Biotechnology)	73	1,422
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	112	1,865
US Xpress Enterprises, Inc.* - Class A (Road & Rail)	83	975
USANA Health Sciences, Inc.* (Personal Products)	43	4,197
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	13	1,126
Valley National Bancorp (Banks)	1,495	20,542
Value Line, Inc. (Capital Markets)	4	113
Vanda Pharmaceuticals, Inc.* (Biotechnology)	202	3,034
Vapotherm, Inc.* (Health Care Equipment & Supplies)	74	1,777
Varex Imaging Corp.* (Health Care Equipment & Supplies)	143	2,930
Varonis Systems, Inc.* (Software)	380	19,509
Vaxart, Inc.* (Biotechnology)	197	1,192
Vaxcyte, Inc.* (Pharmaceuticals)	109	2,153
VBI Vaccines, Inc.* (Biotechnology)	676	2,102
Vector Group, Ltd. (Tobacco)	524	7,310
Vectrus, Inc.* (Aerospace & Defense)	43	2,298
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	182	3,775
Venus Concept, Inc.* (Health Care Equipment & Supplies)	95	223
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	77	778
Veracyte, Inc.* (Biotechnology)	249	13,384
Verastem, Inc.* (Biotechnology)	640	1,581
Vericel Corp.* (Biotechnology)	171	9,499
Vericity, Inc.* (Insurance)	7	69
Verint Systems, Inc.* (Software)	244	11,100
Veritex Holdings, Inc. (Banks)	178	5,824
Veritiv Corp.* (Trading Companies & Distributors)	54	2,297
Veritone, Inc.* (Software)	99	2,374
Verra Mobility Corp.* - Class C (IT Services)	502	6,795
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	47	712
Verso Corp. - Class A (Paper & Forest Products)	117	1,707
Veru, Inc.* (Personal Products)	205	2,209
Viad Corp.* (Commercial Services & Supplies)	76	3,173
Viant Technology, Inc.* - Class A (Software)	40	2,116
Viavi Solutions, Inc.* (Communications Equipment)	857	13,456
Vicor Corp.* (Electrical Equipment)	72	6,122
Vidler Water Resources, Inc.* (Commercial Services & Supplies)	62	552
Viemed Healthcare, Inc.* (Health Care Providers & Services)	131	1,326
ViewRay, Inc.* (Health Care Equipment & Supplies)	453	1,971
Viking Therapeutics, Inc.* (Biotechnology)	246	1,556
Village Super Market, Inc. - Class A (Food & Staples Retailing)	32	754
Vir Biotechnology, Inc.* (Biotechnology)	201	10,305
VirnetX Holding Corp. (Software)	237	1,320
Virtus Investment Partners, Inc. (Capital Markets)	27	6,359
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	499	12,016
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	47	1,448
Vista Outdoor, Inc.* (Leisure Products)	219	7,023
Visteon Corp.* (Auto Components)	104	12,683
Vital Farms, Inc.* (Food Products)	90	1,966
Vivint Smart Home, Inc.* (Diversified Consumer Services)	300	4,296
Vocera Communications, Inc.* (Health Care Technology)	121	4,654
VolitionRX, Ltd.* (Health Care Equipment & Supplies)	111	420
Vonage Holdings Corp.* (Diversified Telecommunication Services)	880	10,402
Vor BioPharma, Inc.* (Biotechnology)	43	1,853
VOXX International Corp.* (Auto Components)	74	1,410
Voyager Therapeutics, Inc.* (Biotechnology)	97	457
VSE Corp. (Commercial Services & Supplies)	38	1,501
vTv Therapeutics, Inc.* - Class A (Biotechnology)	44	124
VYNE Therapeutics, Inc.* (Pharmaceuticals)	136	931
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	354	1,271
Wabash National Corp. (Machinery)	198	3,722
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	230	5,762
Waitr Holdings, Inc.* (Internet & Direct Marketing Retail)	314	920
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	106	10,890
Warrior Met Coal, Inc. (Metals & Mining)	193	3,306
Washington Federal, Inc. (Thrifts & Mortgage Finance)	283	8,716
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	317	7,006
Washington Trust Bancorp, Inc. (Banks)	64	3,304
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	82	1,674
Watford Holdings, Ltd.* (Insurance)	64	2,215
Watts Water Technologies, Inc. - Class A (Machinery)	103	12,237
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	123	690
WD-40 Co. (Household Products)	51	15,615
Weis Markets, Inc. (Food & Staples Retailing)	36	2,035
Welbilt, Inc.* (Machinery)	489	7,946
Werner Enterprises, Inc. (Road & Rail)	225	10,613
WesBanco, Inc. (Banks)	245	8,835

	Shares	Value
Common Stocks, continued
WESCO International, Inc.* (Trading Companies & Distributors)	184	$15,921
West Bancorp, Inc. (Banks)	60	1,445
Westamerica Bancorp (Banks)	98	6,152
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	223	711
Western New England Bancorp, Inc. (Thrifts & Mortgage Finance)	84	708
Westwood Holdings Group, Inc. (Capital Markets)	29	419
Weyco Group, Inc. (Distributors)	23	497
Whitestone REIT (Equity Real Estate Investment Trusts)	149	1,445
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	5	177
WideOpenWest, Inc.* (Media)	197	2,677
Willdan Group, Inc.* (Professional Services)	39	1,601
Willis Lease Finance Corp.* (Trading Companies & Distributors)	11	478
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	650	18,038
Wingstop, Inc. (Hotels, Restaurants & Leisure)	111	14,116
Winmark Corp. (Specialty Retail)	11	2,051
Winnebago Industries, Inc. (Automobiles)	117	8,975
WisdomTree Investments, Inc. (Capital Markets)	522	3,263
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	303	11,611
Workhorse Group, Inc.*(a) (Auto Components)	354	4,875
Workiva, Inc.* (Software)	149	13,151
World Acceptance Corp.* (Consumer Finance)	16	2,076
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	234	8,237
Worthington Industries, Inc. (Metals & Mining)	131	8,789
Wrap Technologies, Inc.* (Electronic Equipment, Instruments & Components)	43	239
WSFS Financial Corp. (Thrifts & Mortgage Finance)	177	8,813
WW International, Inc.* (Diversified Consumer Services)	177	5,537
X4 Pharmaceuticals, Inc.* (Biotechnology)	60	517
XBiotech, Inc.* (Biotechnology)	54	927
Xencor, Inc.* (Biotechnology)	208	8,956
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	426	8,307
Xeris Pharmaceuticals, Inc.* (Pharmaceuticals)	172	776
XOMA Corp.* (Biotechnology)	23	939
XPEL, Inc.* (Auto Components)	63	3,272
Xperi Holding Corp. (Software)	392	8,534
Yelp, Inc.* (Interactive Media & Services)	271	10,569
YETI Holdings, Inc.* (Leisure Products)	300	21,664
Yext, Inc.* (Software)	395	5,720
Y-mAbs Therapeutics, Inc.* (Biotechnology)	114	3,447
York Water Co. (Water Utilities)	49	2,400
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	108	4,686
ZIOPHARM Oncology, Inc.* (Biotechnology)	800	2,880
Zix Corp.* (Software)	205	1,548
Zogenix, Inc.* (Pharmaceuticals)	208	4,060
Zumiez, Inc.* (Specialty Retail)	79	3,389
Zuora, Inc.* - Class A (Software)	387	5,728
Zynex, Inc.*(a) (Health Care Equipment & Supplies)	70	1,069
TOTAL COMMON STOCKS (Cost $7,346,725)		10,598,489

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	250	$–
TOTAL TRUST (Cost $–)		–

	Shares	Value
Contingent Escrow Shares (0.0%)
Wright Medical Group Inc.*+(b); expiring 1/1/22 (Health Care Equipment & Supplies)	385	$–
TOTAL CONTINGENT ESCROW SHARES (Cost $0)		–

	Principal Amount	Value
Repurchase Agreements(c)(d) (50.5%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $11,325,000	$11,325,000	$11,325,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,325,000)		11,325,000

	Shares	Value
Collateral for Securities Loaned (0.4%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.08%(e)	79,320	$79,320
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $79,320)		79,320

TOTAL INVESTMENT SECURITIES (Cost $18,751,045) - 98.2%		22,002,809
Net other assets (liabilities) - 1.8%		411,436

NET ASSETS - 100.0%		$22,414,245

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of March 31, 2021, these securities represented 0.000% of the net assets of the Fund.
(a)	All or part of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $77,133.
(b)	On November 12, 2020, Stryker Corp. acquired Wright Medical Group. As part of the acquisition, $1.85 per acquired share was allocated 1:1 to Escrow Shares, contingent on whether the $1.85 per share is determined to be payable to the Dutch Government; otherwise, the value of the Escrow Shares will be remitted to pre-acquisition shareholders of Wright Medical Group.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2021, the aggregate amount held in a segregated account was $1,675,000.
(d)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2021.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	4/27/21	0.34%	$3,216,197	$90,629
Russell 2000 Index	UBS AG	4/27/21	0.09%	8,593,412	236,623
				$11,809,609	$327,252

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Small-Cap invested in the following industries as of March 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$84,668	0.4%
Air Freight & Logistics	33,852	0.2%
Airlines	42,139	0.2%
Auto Components	147,321	0.7%
Automobiles	8,975	NM
Banks	906,955	4.1%
Beverages	29,421	0.1%
Biotechnology	1,056,674	4.8%
Building Products	189,524	0.8%
Capital Markets	162,216	0.7%
Chemicals	180,637	0.8%
Commercial Services & Supplies	197,988	0.9%
Communications Equipment	79,181	0.4%
Construction & Engineering	164,716	0.7%
Construction Materials	20,052	0.1%
Consumer Finance	71,567	0.3%
Containers & Packaging	23,562	0.1%
Distributors	8,995	NM
Diversified Consumer Services	53,033	0.2%
Diversified Financial Services	17,570	0.1%
Diversified Telecommunication Services	63,541	0.3%
Electric Utilities	62,481	0.3%
Electrical Equipment	176,478	0.8%
Electronic Equipment, Instruments & Components	226,837	1.0%
Energy Equipment & Services	81,715	0.4%
Entertainment	41,853	0.2%
Equity Real Estate Investment Trusts	563,312	2.5%
Food & Staples Retailing	87,611	0.4%
Food Products	151,696	0.7%
Gas Utilities	89,867	0.3%
Health Care Equipment & Supplies	348,813	1.6%
Health Care Providers & Services	275,744	1.2%
Health Care Technology	114,295	0.5%
Hotels, Restaurants & Leisure	417,845	1.9%
Household Durables	230,044	1.0%
Household Products	26,141	0.1%
Independent Power and Renewable Electricity Producers	34,505	0.2%
Industrial Conglomerates	5,136	NM
Insurance	205,165	0.9%
Interactive Media & Services	38,235	0.2%
Internet & Direct Marketing Retail	86,192	0.4%
IT Services	194,165	0.9%
Leisure Products	70,996	0.3%
Life Sciences Tools & Services	96,277	0.4%
Machinery	399,564	1.7%
Marine	15,289	0.1%
Media	96,465	0.3%
Metals & Mining	199,320	0.9%
Mortgage Real Estate Investment Trusts	128,782	0.6%
Multiline Retail	31,076	0.1%
Multi-Utilities	42,978	0.2%
Oil, Gas & Consumable Fuels	205,171	0.9%
Paper & Forest Products	54,951	0.2%
Personal Products	37,695	0.2%
Pharmaceuticals	157,037	0.7%
Professional Services	131,958	0.6%
Real Estate Management & Development	91,533	0.4%
Road & Rail	66,295	0.3%
Semiconductors & Semiconductor Equipment	315,072	1.4%
Software	535,685	2.4%
Specialty Retail	373,781	1.7%
Technology Hardware, Storage & Peripherals	30,883	0.1%
Textiles, Apparel & Luxury Goods	106,992	0.5%
Thrifts & Mortgage Finance	187,187	0.8%
Tobacco	15,026	0.1%
Trading Companies & Distributors	154,988	0.7%
Water Utilities	38,937	0.2%
Wireless Telecommunication Services	13,834	0.1%
Other**	11,815,756	52.7%
Total	$22,414,245	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

March 31, 2021 :: ProFund VP Small-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (100.0%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	3,153	$86,518
8x8, Inc.* (Software)	5,799	188,120
AAON, Inc. (Building Products)	2,200	154,022
Addus Homecare Corp.* (Health Care Providers & Services)	811	84,822
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	2,066	225,545
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	1,751	82,227
AeroVironment, Inc.* (Aerospace & Defense)	1,211	140,549
Agilysys, Inc.* (Software)	1,097	52,612
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,712	115,236
Alamo Group, Inc. (Machinery)	532	83,072
Alarm.com Holdings, Inc.* (Software)	2,435	210,335
Albany International Corp. - Class A (Machinery)	828	69,113
Allegiant Travel Co.* (Airlines)	312	76,147
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	7,556	113,453
Ambac Financial Group, Inc.* (Insurance)	842	14,095
American Public Education, Inc.* (Diversified Consumer Services)	562	20,025
American States Water Co. (Water Utilities)	1,075	81,292
American Vanguard Corp. (Chemicals)	647	13,205
American Woodmark Corp.* (Building Products)	486	47,910
America's Car-Mart, Inc.* (Specialty Retail)	212	32,302
AMERISAFE, Inc. (Insurance)	386	24,704
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	1,603	118,141
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,283	23,505
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	718	16,801
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	187	6,758
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	309	12,604
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	1,276	116,333
Arconic Corp.* (Metals & Mining)	2,958	75,103
Arcosa, Inc. (Construction & Engineering)	1,403	91,321
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	4,344	27,280
Astec Industries, Inc. (Machinery)	745	56,188
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,183	48,609
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	2,771	130,265
AZZ, Inc. (Electrical Equipment)	767	38,618
B&G Foods, Inc.(a) - Class A (Food Products)	3,490	108,400
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	1,572	146,306
Balchem Corp. (Chemicals)	1,748	219,217
BancFirst Corp. (Banks)	493	34,850
Berkshire Hills Bancorp, Inc. (Banks)	881	19,664
Big Lots, Inc. (Multiline Retail)	1,822	124,443
Blucora, Inc.* (Capital Markets)	1,146	19,069
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,000	35,730
Boot Barn Holdings, Inc.* (Specialty Retail)	939	58,509
Bottomline Technologies, Inc.* (Software)	1,259	56,970
Brady Corp. - Class A (Commercial Services & Supplies)	1,020	54,519
Brightsphere Investment Group, Inc. (Capital Markets)	3,213	65,481
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	1,325	94,155
CalAmp Corp.* (Communications Equipment)	757	8,213
Calavo Growers, Inc. (Food Products)	371	28,804
California Water Service Group (Water Utilities)	1,602	90,257
Callaway Golf Co. (Leisure Products)	2,949	78,886
Cal-Maine Foods, Inc.* (Food Products)	1,190	45,720
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	1,106	42,404
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	2,639	61,449
Cavco Industries, Inc.* (Household Durables)	268	60,463
Celsius Holdings, Inc.* (Beverages)	1,448	69,576
Centerspace (Equity Real Estate Investment Trusts)	399	27,132
Central Garden & Pet Co.* (Household Products)	321	18,621
Central Garden & Pet Co.* - Class A (Household Products)	1,292	67,042
Century Aluminum Co.* (Metals & Mining)	1,633	28,839
Century Communities, Inc.* (Household Durables)	1,566	94,461
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	1,231	69,121
Chart Industries, Inc.* (Machinery)	1,918	273,026
Chesapeake Utilities Corp. (Gas Utilities)	481	55,834
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	2,748	42,182
CIRCOR International, Inc.* (Machinery)	389	13,545
City Holding Co. (Banks)	391	31,976
Coca-Cola Consolidated, Inc. (Beverages)	108	31,188
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,440	99,014
Coherus Biosciences, Inc.* (Biotechnology)	3,457	50,507
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	2,543	106,399
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	1,875	44,438
Comfort Systems USA, Inc. (Construction & Engineering)	1,952	145,951
Community Bank System, Inc. (Banks)	1,361	104,416
Community Health Systems, Inc.* (Health Care Providers & Services)	6,575	88,894

	Shares	Value
Common Stocks, continued
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	1,217	$56,128
Computer Programs & Systems, Inc. (Health Care Technology)	320	9,792
CONMED Corp. (Health Care Equipment & Supplies)	874	114,136
Corcept Therapeutics, Inc.* (Pharmaceuticals)	5,696	135,508
Core Laboratories N.V. (Energy Equipment & Services)	962	27,696
CorVel Corp.* (Health Care Providers & Services)	315	32,316
Covetrus, Inc.* (Health Care Providers & Services)	3,219	96,473
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	3,531	284,070
CryoLife, Inc.* (Health Care Equipment & Supplies)	1,115	25,177
CSG Systems International, Inc. (IT Services)	881	39,548
CTS Corp. (Electronic Equipment, Instruments & Components)	925	28,731
Cubic Corp. (Aerospace & Defense)	874	65,174
Cutera, Inc.* (Health Care Equipment & Supplies)	418	12,561
CVB Financial Corp. (Banks)	2,826	62,426
Cytokinetics, Inc.* (Biotechnology)	3,837	89,249
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	1,983	28,020
Digi International, Inc.* (Communications Equipment)	1,040	19,750
Dine Brands Global, Inc.* (Hotels, Restaurants & Leisure)	898	80,847
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	2,270	181,237
DMC Global, Inc.* (Machinery)	830	45,036
Donnelley Financial Solutions, Inc.* (Capital Markets)	703	19,564
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	842	11,055
Dorman Products, Inc.* (Auto Components)	1,545	158,579
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	614	8,750
Eagle Pharmaceuticals, Inc.* (Biotechnology)	225	9,392
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	1,906	39,511
Ebix, Inc. (Software)	1,270	40,678
Echo Global Logistics, Inc.* (Air Freight & Logistics)	732	22,992
eHealth, Inc.* (Insurance)	1,399	101,749
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	532	8,576
elf Beauty, Inc.* (Personal Products)	1,078	28,923
Enanta Pharmaceuticals, Inc.* (Biotechnology)	407	20,073
Endo International PLC* (Pharmaceuticals)	7,597	56,294
Enerpac Tool Group Corp. (Machinery)	1,325	34,609
ESCO Technologies, Inc. (Machinery)	828	90,161
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	5,770	131,729
EVERTEC, Inc. (IT Services)	3,231	120,258
ExlService Holdings, Inc.* (IT Services)	1,806	162,830
Exponent, Inc. (Professional Services)	2,796	272,470
Extreme Networks, Inc.* (Communications Equipment)	2,940	25,725
Fabrinet* (Electronic Equipment, Instruments & Components)	1,234	111,541
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	564	48,825
Federal Signal Corp. (Machinery)	3,266	125,088
Ferro Corp.* (Chemicals)	1,556	26,234
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	1,535	69,229
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	4,195	189,236
Forrester Research, Inc.* (Professional Services)	593	25,191
Forward Air Corp. (Air Freight & Logistics)	1,485	131,883
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,366	16,938
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	2,300	63,020
Franklin Electric Co., Inc. (Machinery)	2,070	163,406
Fulgent Genetics, Inc.*(a) (Health Care Providers & Services)	951	91,886
FutureFuel Corp. (Chemicals)	586	8,515
GameStop Corp.*(a) - Class A (Specialty Retail)	1,388	263,469
GCP Applied Technologies, Inc.* (Chemicals)	1,353	33,203
Gentherm, Inc.* (Auto Components)	1,173	86,931
Getty Realty Corp. (Equity Real Estate Investment Trusts)	932	26,394
Gibraltar Industries, Inc.* (Building Products)	1,757	160,782
Glaukos Corp.* (Health Care Equipment & Supplies)	1,581	132,693
Glu Mobile, Inc.* (Entertainment)	8,113	101,250
Great Western Bancorp, Inc. (Banks)	1,011	30,623
Green Dot Corp.* - Class A (Consumer Finance)	2,916	133,524
Greenhill & Co., Inc. (Capital Markets)	474	7,812
H.B. Fuller Co. (Chemicals)	1,434	90,213
Hanger, Inc.* (Health Care Providers & Services)	1,256	28,662
Harmonic, Inc.* (Communications Equipment)	2,613	20,486
Haverty Furniture Cos., Inc. (Specialty Retail)	405	15,062
Hawkins, Inc. (Chemicals)	561	18,805
HCI Group, Inc. (Insurance)	335	25,735
HealthStream, Inc.* (Health Care Technology)	516	11,527
Heartland Express, Inc. (Road & Rail)	1,290	25,258
Heska Corp.* (Health Care Equipment & Supplies)	533	89,789
Hibbett Sports, Inc.* (Specialty Retail)	895	61,657
Hillenbrand, Inc. (Machinery)	2,672	127,481
Hilltop Holdings, Inc. (Banks)	1,227	41,878
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	757	40,727
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,693	40,934
Independent Bank Corp. (Banks)	642	54,050
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	1,587	36,707

	Shares	Value
Common Stocks, continued
Innospec, Inc. (Chemicals)	504	$51,756
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	1,290	232,407
Innoviva, Inc.* (Pharmaceuticals)	3,392	40,534
Inogen, Inc.* (Health Care Equipment & Supplies)	418	21,953
Installed Building Products, Inc. (Household Durables)	1,214	134,608
Insteel Industries, Inc. (Building Products)	427	13,169
Integer Holdings Corp.* (Health Care Equipment & Supplies)	711	65,483
Inter Parfums, Inc. (Personal Products)	420	29,791
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	4,609	18,482
iRobot Corp.* (Household Durables)	1,522	185,958
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,243	110,192
J & J Snack Foods Corp. (Food Products)	348	54,646
James River Group Holdings, Ltd. (Insurance)	664	30,292
John Bean Technologies Corp. (Machinery)	1,045	139,340
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	1,143	55,470
Korn Ferry (Professional Services)	1,165	72,661
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,641	80,590
La-Z-Boy, Inc. (Household Durables)	1,274	54,120
LCI Industries (Auto Components)	1,358	179,636
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	911	44,439
Lexington Realty Trust (Equity Real Estate Investment Trusts)	5,392	59,905
LGI Homes, Inc.* (Household Durables)	1,186	177,082
Lindsay Corp. (Machinery)	352	58,650
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	958	17,800
Livent Corp.* (Chemicals)	7,910	137,001
LivePerson, Inc.* (Software)	3,402	179,421
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	825	34,419
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	1,560	39,187
Luminex Corp. (Life Sciences Tools & Services)	2,343	74,742
Lydall, Inc.* (Machinery)	421	14,205
M.D.C Holdings, Inc. (Household Durables)	1,762	104,663
ManTech International Corp. - Class A (IT Services)	1,002	87,124
Marcus & Millichap, Inc.* (Real Estate Management & Development)	596	20,085
MarineMax, Inc.* (Specialty Retail)	1,194	58,936
Marten Transport, Ltd. (Road & Rail)	3,171	53,812
Matador Resources Co. (Oil, Gas & Consumable Fuels)	2,546	59,704
Materion Corp. (Metals & Mining)	417	27,622
Matson, Inc. (Marine)	2,344	156,345
MAX Holdings, Inc. (Real Estate Management & Development)	421	16,583
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	3,660	124,733
Medifast, Inc. (Personal Products)	635	134,505
MEDNAX, Inc.* (Health Care Providers & Services)	1,803	45,922
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	2,328	61,110
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	2,644	158,323
Meritage Homes Corp.* (Household Durables)	2,024	186,045
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	263	64,041
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	974	44,132
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	851	35,725
MGP Ingredients, Inc. (Beverages)	378	22,359
MicroStrategy, Inc.* - Class A (Software)	411	278,986
ModivCare, Inc.* (Health Care Providers & Services)	666	98,648
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	355	21,520
Moog, Inc. - Class A (Aerospace & Defense)	602	50,056
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	3,813	132,540
Mueller Industries, Inc. (Machinery)	1,235	51,067
Myers Industries, Inc. (Containers & Packaging)	754	14,899
MYR Group, Inc.* (Construction & Engineering)	507	36,337
National Bank Holdings Corp. (Banks)	1,042	41,347
National Beverage Corp. (Beverages)	1,259	61,578
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	2,114	84,412
NeoGenomics, Inc.* (Life Sciences Tools & Services)	6,309	304,283
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	694	31,986
NextGen Healthcare, Inc.* (Health Care Technology)	1,411	25,539
NIC, Inc. (IT Services)	3,625	122,996
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	4,603	108,815
Omnicell, Inc.* (Health Care Technology)	2,323	301,689
OneSpan, Inc.* (Software)	1,831	44,860
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	2,635	173,146
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	2,485	29,000
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	379	16,430
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	478	45,936
Owens & Minor, Inc. (Health Care Providers & Services)	2,062	77,511
Pacira BioSciences, Inc.* (Pharmaceuticals)	2,366	165,832
Palomar Holdings, Inc.* (Insurance)	1,171	78,504
Park Aerospace Corp. (Aerospace & Defense)	396	5,235
Park National Corp. (Banks)	421	54,435
Patrick Industries, Inc. (Building Products)	1,194	101,490
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	966	17,175
Perdoceo Education Corp.* (Diversified Consumer Services)	1,664	19,901
Perficient, Inc.* (IT Services)	1,782	104,639

	Shares	Value
Common Stocks, continued
PetMed Express, Inc. (Internet & Direct Marketing Retail)	1,094	$38,481
PGT Innovations, Inc.* (Building Products)	3,206	80,952
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,677	21,566
Piper Sandler Cos. (Capital Markets)	461	50,549
Plantronics, Inc.* (Communications Equipment)	1,316	51,206
Plexus Corp.* (Electronic Equipment, Instruments & Components)	886	81,370
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	3,240	263,994
PRA Group, Inc.* (Consumer Finance)	2,460	91,192
PriceSmart, Inc. (Food & Staples Retailing)	555	53,696
Progress Software Corp. (Software)	1,551	68,337
Proto Labs, Inc.* (Machinery)	1,489	181,286
Quaker Chemical Corp. (Chemicals)	713	173,808
QuinStreet, Inc.* (Interactive Media & Services)	2,646	53,714
R1 RCM, Inc.* (Health Care Providers & Services)	6,621	163,406
RadNet, Inc.* (Health Care Providers & Services)	1,132	24,621
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	2,532	49,222
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	7,957	82,196
Raven Industries, Inc. (Industrial Conglomerates)	812	31,124
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,239	23,308
REGENXBIO, Inc.* (Biotechnology)	1,880	64,127
Regis Corp.* (Diversified Consumer Services)	461	5,790
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	2,389	157,770
Rent-A-Center, Inc. (Specialty Retail)	2,645	152,511
Rogers Corp.* (Electronic Equipment, Instruments & Components)	534	100,504
Ruth's Hospitality Group, Inc.* (Hotels, Restaurants & Leisure)	636	15,792
Safehold, Inc. (Equity Real Estate Investment Trusts)	776	54,398
Saia, Inc.* (Road & Rail)	1,421	327,654
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	286	11,471
Select Medical Holdings Corp.* (Health Care Providers & Services)	2,968	101,209
ServisFirst Bancshares, Inc. (Banks)	2,539	155,718
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,958	220,803
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	1,751	85,466
Shutterstock, Inc. (Internet & Direct Marketing Retail)	1,193	106,225
Simulations Plus, Inc. (Health Care Technology)	818	51,730
Sleep Number Corp.* (Specialty Retail)	1,369	196,438
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	19,914	92,600
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	4,332	14,122
SPS Commerce, Inc.* (Software)	1,920	190,675
SPX Corp.* (Machinery)	1,410	82,161
SPX FLOW, Inc. (Machinery)	864	54,717
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	991	197,714
Stepan Co. (Chemicals)	622	79,062
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,628	60,659
StoneX Group, Inc.* (Capital Markets)	890	58,188
Sturm Ruger & Co., Inc. (Leisure Products)	587	38,783
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	2,855	74,744
Surmodics, Inc.* (Health Care Equipment & Supplies)	475	26,633
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	1,211	55,767
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	1,053	57,378
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	1,768	26,750
TechTarget, Inc.* (Media)	1,275	88,549
Tennant Co. (Machinery)	460	36,749
The Buckle, Inc. (Specialty Retail)	633	24,864
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	796	46,574
The Ensign Group, Inc. (Health Care Providers & Services)	2,774	260,312
The Pennant Group, Inc.* (Health Care Providers & Services)	1,372	62,838
The Simply Good Foods Co.* (Food Products)	2,045	62,209
The St Joe Co. (Real Estate Management & Development)	1,683	72,201
Titan International, Inc.* (Machinery)	1,224	11,359
Tivity Health, Inc.* (Health Care Providers & Services)	1,348	30,087
Triumph Bancorp, Inc.* (Banks)	1,221	94,493
Triumph Group, Inc.* (Aerospace & Defense)	986	18,123
Trupanion, Inc.* (Insurance)	1,789	136,339
TTEC Holdings, Inc. (IT Services)	983	98,742
Tupperware Brands Corp.* (Household Durables)	2,653	70,066
U.S. Ecology, Inc.* (Commercial Services & Supplies)	663	27,607
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	381	39,662
UFP Industries, Inc. (Building Products)	1,684	127,715
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	2,191	127,166
UniFirst Corp. (Commercial Services & Supplies)	427	95,524
Unisys Corp.* (IT Services)	1,496	38,028
United Natural Foods, Inc.* (Food & Staples Retailing)	1,605	52,869
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	8,043	88,714
Universal Electronics, Inc.* (Household Durables)	305	16,766
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	318	21,554
USANA Health Sciences, Inc.* (Personal Products)	410	40,016
Vanda Pharmaceuticals, Inc.* (Biotechnology)	1,511	22,695

	Shares	Value
Common Stocks, continued
Vector Group, Ltd. (Tobacco)	3,453	$48,169
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,476	30,612
Vericel Corp.* (Biotechnology)	2,479	137,708
Viad Corp.* (Commercial Services & Supplies)	453	18,913
Viavi Solutions, Inc.* (Communications Equipment)	12,342	193,769
Vicor Corp.* (Electrical Equipment)	1,145	97,360
Virtus Investment Partners, Inc. (Capital Markets)	385	90,667
Vista Outdoor, Inc.* (Leisure Products)	3,147	100,924
Vonage Holdings Corp.* (Diversified Telecommunication Services)	12,652	149,547
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	1,582	162,534
Watts Water Technologies, Inc. - Class A (Machinery)	964	114,533
WD-40 Co. (Household Products)	739	226,267
Westamerica Bancorp (Banks)	666	41,811
Winnebago Industries, Inc. (Automobiles)	928	71,187
WisdomTree Investments, Inc. (Capital Markets)	2,547	15,919
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,691	64,799
World Acceptance Corp.* (Consumer Finance)	144	18,685
Xencor, Inc.* (Biotechnology)	3,127	134,649
Xperi Holding Corp. (Software)	3,563	77,567
Zumiez, Inc.* (Specialty Retail)	631	27,070
Zynex, Inc.*(a) (Health Care Equipment & Supplies)	1,052	16,064
TOTAL COMMON STOCKS (Cost $15,876,947)		25,889,600

	Principal Amount	Value
Repurchase Agreements(b) (0.1%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $36,000	$36,000	$36,000
TOTAL REPURCHASE AGREEMENTS (Cost $36,000)		36,000

	Shares	Value
Collateral for Securities Loaned (1.7%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.08%(c)	427,463	$427,463
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $427,463)		427,463

TOTAL INVESTMENT SECURITIES (Cost $16,340,410) - 101.8%		26,353,063
Net other assets (liabilities) - (1.8)%		(473,901)

NET ASSETS - 100.0%		$25,879,162

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $413,778.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2021.

ProFund VP Small-Cap Growth invested in the following industries as of March 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$361,364	1.4%
Air Freight & Logistics	154,875	0.6%
Airlines	76,147	0.3%
Auto Components	425,146	1.6%
Automobiles	71,187	0.3%
Banks	767,687	2.9%
Beverages	184,701	0.7%
Biotechnology	542,522	2.1%
Building Products	686,040	2.7%
Capital Markets	327,249	1.3%
Chemicals	851,019	3.3%
Commercial Services & Supplies	196,563	0.8%
Communications Equipment	319,149	1.2%
Construction & Engineering	273,609	1.1%
Consumer Finance	243,401	0.9%
Containers & Packaging	14,899	0.1%
Diversified Consumer Services	45,716	0.2%
Diversified Telecommunication Services	290,743	1.2%
Electrical Equipment	135,978	0.5%
Electronic Equipment, Instruments & Components	800,451	3.1%
Energy Equipment & Services	27,696	0.1%
Entertainment	101,250	0.4%
Equity Real Estate Investment Trusts	1,112,527	4.3%
Food & Staples Retailing	106,565	0.4%
Food Products	299,779	1.2%
Gas Utilities	55,834	0.2%
Health Care Equipment & Supplies	942,978	3.6%
Health Care Providers & Services	1,445,410	5.6%
Health Care Technology	569,497	2.2%
Hotels, Restaurants & Leisure	488,267	1.9%
Household Durables	1,084,232	4.1%
Household Products	311,930	1.2%
Industrial Conglomerates	31,124	0.1%
Insurance	411,418	1.6%
Interactive Media & Services	53,714	0.2%
Internet & Direct Marketing Retail	360,220	1.4%
IT Services	774,165	3.0%
Leisure Products	218,593	0.8%
Life Sciences Tools & Services	379,025	1.5%
Machinery	1,824,792	7.0%
Marine	156,345	0.6%
Media	88,549	0.3%
Metals & Mining	131,564	0.5%
Mortgage Real Estate Investment Trusts	41,790	0.2%
Multiline Retail	124,443	0.5%
Oil, Gas & Consumable Fuels	439,055	1.7%
Personal Products	233,235	0.9%
Pharmaceuticals	547,613	2.1%
Professional Services	370,322	1.4%
Real Estate Management & Development	240,598	0.9%
Road & Rail	406,724	1.6%
Semiconductors & Semiconductor Equipment	1,757,828	6.8%
Software	1,388,561	5.4%
Specialty Retail	930,005	3.6%
Technology Hardware, Storage & Peripherals	114,538	0.4%
Textiles, Apparel & Luxury Goods	481,936	1.9%
Thrifts & Mortgage Finance	647,515	2.5%
Tobacco	48,169	0.2%
Trading Companies & Distributors	116,333	0.4%
Water Utilities	171,549	0.7%
Wireless Telecommunication Services	85,466	0.3%
Other**	(10,438)	NM
Total	$25,879,162	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%

March 31, 2021 :: ProFund VP Small-Cap Value ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (99.4%)
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	4,307	$118,184
AAR Corp.* (Aerospace & Defense)	2,166	90,214
Aaron's Co., Inc. (The) (Specialty Retail)	2,233	57,343
Abercrombie & Fitch Co.* - Class A (Specialty Retail)	4,082	140,053
ABM Industries, Inc. (Commercial Services & Supplies)	4,383	223,577
Acadia Realty Trust (Equity Real Estate Investment Trusts)	5,637	106,934
ADTRAN, Inc. (Communications Equipment)	3,158	52,675
AdvanSix, Inc.* (Chemicals)	1,832	49,134
Aegion Corp.* (Construction & Engineering)	2,000	57,500
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	2,590	121,627
Agree Realty Corp. (Equity Real Estate Investment Trusts)	2,072	139,466
Albany International Corp. - Class A (Machinery)	1,001	83,553
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	4,731	79,433
Allegheny Technologies, Inc.* (Metals & Mining)	8,286	174,504
Allegiance Bancshares, Inc. (Banks)	1,215	49,256
Allegiant Travel Co.* (Airlines)	480	117,149
Ambac Financial Group, Inc.* (Insurance)	1,977	33,095
AMC Networks, Inc.*(a) - Class A (Media)	1,958	104,087
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	3,280	106,403
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	7,403	71,513
American Equity Investment Life Holding Co. (Insurance)	5,612	176,946
American Public Education, Inc.* (Diversified Consumer Services)	535	19,062
American States Water Co. (Water Utilities)	1,109	83,863
American Vanguard Corp. (Chemicals)	955	19,492
American Woodmark Corp.* (Building Products)	520	51,262
America's Car-Mart, Inc.* (Specialty Retail)	145	22,094
Ameris Bancorp (Banks)	4,549	238,868
AMERISAFE, Inc. (Insurance)	796	50,944
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	1,141	84,092
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	836	15,316
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	1,614	37,768
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	403	14,564
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	561	22,883
Apogee Enterprises, Inc. (Building Products)	1,699	69,455
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	8,405	117,418
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	989	90,167
Applied Optoelectronics, Inc.*(a) (Communications Equipment)	1,606	13,426
ArcBest Corp. (Road & Rail)	1,659	116,744
Archrock, Inc. (Energy Equipment & Services)	8,386	79,583
Arconic Corp.* (Metals & Mining)	2,813	71,422
Arcosa, Inc. (Construction & Engineering)	1,447	94,185
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	3,882	48,680
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	4,266	52,045
Asbury Automotive Group, Inc.* (Specialty Retail)	1,263	248,181
Assured Guaranty, Ltd. (Insurance)	5,003	211,528
Astec Industries, Inc. (Machinery)	576	43,442
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	1,788	108,067
ATN International, Inc. (Diversified Telecommunication Services)	716	35,170
Avista Corp. (Multi-Utilities)	4,525	216,069
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	771	31,680
AZZ, Inc. (Electrical Equipment)	731	36,806
Banc of California, Inc. (Banks)	2,916	52,721
BancFirst Corp. (Banks)	622	43,969
BankUnited, Inc. (Banks)	6,068	266,689
Banner Corp. (Banks)	2,297	122,499
Barnes & Noble Education, Inc.* (Specialty Retail)	1,989	16,190
Barnes Group, Inc. (Machinery)	3,044	150,800
Bed Bath & Beyond, Inc.* (Specialty Retail)	7,919	230,839
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	667	13,267
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	2,373	73,373
Berkshire Hills Bancorp, Inc. (Banks)	2,267	50,599
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	1,515	87,991
Bloomin' Brands, Inc.* (Hotels, Restaurants & Leisure)	5,248	141,958
Blucora, Inc.* (Capital Markets)	1,765	29,370
BM Technologies, Inc.* (IT Services)	287	3,344
Boise Cascade Co. (Paper & Forest Products)	2,560	153,165
Boot Barn Holdings, Inc.* (Specialty Retail)	759	47,293
Boston Private Financial Holdings, Inc. (Banks)	5,384	71,715
Bottomline Technologies, Inc.* (Software)	1,016	45,974
Brady Corp. - Class A (Commercial Services & Supplies)	1,932	103,265
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	11,150	143,947
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	1,366	97,068
Bristow Group, Inc.* (Energy Equipment & Services)	1,514	39,182

	Shares	Value
Common Stocks, continued
Brookline Bancorp, Inc. (Banks)	5,105	$76,575
Cadence Bancorp (Banks)	8,132	168,576
CalAmp Corp.* (Communications Equipment)	1,373	14,897
Calavo Growers, Inc. (Food Products)	645	50,078
Caleres, Inc. (Specialty Retail)	2,495	54,391
California Water Service Group (Water Utilities)	1,348	75,946
Callaway Golf Co. (Leisure Products)	2,586	69,175
Callon Petroleum Co.*(a) (Oil, Gas & Consumable Fuels)	3,016	116,267
Cal-Maine Foods, Inc.* (Food Products)	999	38,382
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	8,435	111,722
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	6,325	39,405
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	1,288	49,382
Cardtronics PLC* - Class A (IT Services)	2,361	91,607
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	3,070	71,485
Carpenter Technology Corp. (Metals & Mining)	3,139	129,170
Cavco Industries, Inc.* (Household Durables)	234	52,793
Centerspace (Equity Real Estate Investment Trusts)	365	24,820
Central Garden & Pet Co.* (Household Products)	249	14,444
Central Garden & Pet Co.* - Class A (Household Products)	999	51,839
Central Pacific Financial Corp. (Banks)	1,841	49,118
Century Aluminum Co.* (Metals & Mining)	1,317	23,258
Chatham Lodging Trust* (Equity Real Estate Investment Trusts)	3,072	40,428
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	2,095	63,814
Chesapeake Utilities Corp. (Gas Utilities)	560	65,005
Chico's FAS, Inc.* (Specialty Retail)	7,839	25,947
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,288	57,084
CIRCOR International, Inc.* (Machinery)	836	29,110
City Holding Co. (Banks)	555	45,388
Clearwater Paper Corp.* (Paper & Forest Products)	1,086	40,855
Coca-Cola Consolidated, Inc. (Beverages)	172	49,670
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,024	70,410
Columbia Banking System, Inc. (Banks)	4,681	201,704
Community Bank System, Inc. (Banks)	1,858	142,546
Computer Programs & Systems, Inc. (Health Care Technology)	438	13,403
Comtech Telecommunications Corp. (Communications Equipment)	1,701	42,253
CONMED Corp. (Health Care Equipment & Supplies)	831	108,520
Conn's, Inc.* (Specialty Retail)	1,260	24,507
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,957	19,022
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	4,771	34,351
Cooper Tire & Rubber Co. (Auto Components)	3,294	184,398
Cooper-Standard Holding, Inc.* (Auto Components)	1,104	40,097
Core Laboratories N.V. (Energy Equipment & Services)	1,746	50,267
CoreCivic, Inc.* (Equity Real Estate Investment Trusts)	7,818	70,753
Core-Mark Holding Co., Inc. (Distributors)	2,951	114,174
CorVel Corp.* (Health Care Providers & Services)	215	22,057
Covetrus, Inc.* (Health Care Providers & Services)	2,599	77,892
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	2,279	28,465
CryoLife, Inc.* (Health Care Equipment & Supplies)	1,196	27,006
CSG Systems International, Inc. (IT Services)	1,066	47,853
CTS Corp. (Electronic Equipment, Instruments & Components)	994	30,874
Cubic Corp. (Aerospace & Defense)	1,017	75,838
Customers Bancorp, Inc. (Banks)	1,920	61,094
Cutera, Inc.* (Health Care Equipment & Supplies)	645	19,382
CVB Financial Corp. (Banks)	4,924	108,771
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	2,410	15,111
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	3,113	149,113
Deluxe Corp. (Commercial Services & Supplies)	2,746	115,222
Designer Brands, Inc.* (Specialty Retail)	3,845	66,903
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	13,726	141,378
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	2,708	38,264
Digi International, Inc.* (Communications Equipment)	911	17,300
Dime Community Bancshares, Inc. (Banks)	2,288	68,960
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	15,572	74,434
Donnelley Financial Solutions, Inc.* (Capital Markets)	1,084	30,168
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	770	10,110
Dril-Quip, Inc.* (Energy Equipment & Services)	2,315	76,927
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	687	9,790
DXP Enterprises, Inc.* (Trading Companies & Distributors)	1,070	32,282
Eagle Bancorp, Inc. (Banks)	2,074	110,358
Eagle Pharmaceuticals, Inc.* (Biotechnology)	485	20,244
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	3,059	63,413
Echo Global Logistics, Inc.* (Air Freight & Logistics)	853	26,793
Edgewell Personal Care Co. (Personal Products)	3,697	146,401
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	595	9,591
elf Beauty, Inc.* (Personal Products)	1,205	32,330

	Shares	Value
Common Stocks, continued
Employers Holdings, Inc. (Insurance)	1,856	$79,919
Enanta Pharmaceuticals, Inc.* (Biotechnology)	680	33,538
Encore Capital Group, Inc.* (Consumer Finance)	2,048	82,391
Encore Wire Corp. (Electrical Equipment)	1,348	90,491
Endo International PLC* (Pharmaceuticals)	5,883	43,593
Enerpac Tool Group Corp. (Machinery)	2,307	60,259
Enova International, Inc.* (Consumer Finance)	2,370	84,087
EnPro Industries, Inc. (Machinery)	1,344	114,603
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	882	87,882
ESCO Technologies, Inc. (Machinery)	698	76,005
Ethan Allen Interiors, Inc. (Household Durables)	1,432	39,538
Extreme Networks, Inc.* (Communications Equipment)	4,531	39,646
EZCORP, Inc.* - Class A (Consumer Finance)	3,441	17,102
Fabrinet* (Electronic Equipment, Instruments & Components)	915	82,707
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	492	42,592
FB Financial Corp. (Banks)	2,036	90,521
Ferro Corp.* (Chemicals)	3,499	58,993
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	1,150	14,479
First Bancorp (Banks)	14,259	160,556
First Bancorp (Banks)	1,861	80,954
First Commonwealth Financial Corp. (Banks)	6,282	90,272
First Financial Bancorp (Banks)	6,361	152,664
First Hawaiian, Inc. (Banks)	8,554	234,123
First Midwest Bancorp, Inc. (Banks)	7,492	164,150
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	1,240	55,924
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,408	17,459
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	2,188	59,951
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	6,313	34,406
Fresh Del Monte Produce, Inc. (Food Products)	1,980	56,687
FutureFuel Corp. (Chemicals)	979	14,225
GameStop Corp.*(a) - Class A (Specialty Retail)	1,895	359,710
Gannett Co., Inc.* (Media)	8,634	46,451
GCP Applied Technologies, Inc.* (Chemicals)	1,512	37,104
Genesco, Inc.* (Specialty Retail)	930	44,175
Gentherm, Inc.* (Auto Components)	732	54,249
Getty Realty Corp. (Equity Real Estate Investment Trusts)	1,273	36,051
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	2,844	85,718
Glatfelter Corp. (Paper & Forest Products)	2,898	49,701
Glaukos Corp.* (Health Care Equipment & Supplies)	1,077	90,393
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	5,917	106,861
GMS, Inc.* (Trading Companies & Distributors)	2,800	116,900
Granite Construction, Inc. (Construction & Engineering)	2,985	120,146
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	3,601	43,104
Great Western Bancorp, Inc. (Banks)	2,375	71,939
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	2,764	74,821
Greenhill & Co., Inc. (Capital Markets)	381	6,279
Griffon Corp. (Building Products)	2,952	80,206
Group 1 Automotive, Inc. (Specialty Retail)	1,112	175,462
Guess?, Inc. (Specialty Retail)	2,453	57,646
H.B. Fuller Co. (Chemicals)	1,668	104,934
Hanger, Inc.* (Health Care Providers & Services)	973	22,204
Hanmi Financial Corp. (Banks)	2,008	39,618
Harmonic, Inc.* (Communications Equipment)	3,429	26,883
Harsco Corp.* (Machinery)	5,156	88,425
Haverty Furniture Cos., Inc. (Specialty Retail)	600	22,314
Hawaiian Holdings, Inc.* (Airlines)	3,169	84,517
Hawkins, Inc. (Chemicals)	555	18,604
Haynes International, Inc. (Metals & Mining)	829	24,596
HealthStream, Inc.* (Health Care Technology)	1,021	22,809
Heartland Express, Inc. (Road & Rail)	1,626	31,837
Heidrick & Struggles International, Inc. (Professional Services)	1,265	45,186
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	9,262	46,773
Helmerich & Payne, Inc. (Energy Equipment & Services)	7,047	189,987
Heritage Financial Corp. (Banks)	2,347	66,279
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	2,385	25,162
Hillenbrand, Inc. (Machinery)	1,667	79,533
Hilltop Holdings, Inc. (Banks)	2,758	94,131
HNI Corp. (Commercial Services & Supplies)	2,806	111,005
HomeStreet, Inc. (Thrifts & Mortgage Finance)	1,424	62,756
Hope Bancorp, Inc. (Banks)	8,054	121,293
Horace Mann Educators Corp. (Insurance)	2,707	116,969
Hub Group, Inc.* - Class A (Air Freight & Logistics)	2,208	148,554
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	917	49,335
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,393	51,574
Independent Bank Corp. (Banks)	1,382	116,351
Independent Bank Group, Inc. (Banks)	2,398	173,232
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	2,349	54,332
Innospec, Inc. (Chemicals)	997	102,382
Inogen, Inc.* (Health Care Equipment & Supplies)	700	36,764
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	2,294	218,894
Insteel Industries, Inc. (Building Products)	744	22,945

	Shares	Value
Common Stocks, continued
Integer Holdings Corp.* (Health Care Equipment & Supplies)	1,292	$118,992
Inter Parfums, Inc. (Personal Products)	648	45,963
Interface, Inc. (Commercial Services & Supplies)	3,830	47,798
Invacare Corp. (Health Care Equipment & Supplies)	2,250	18,045
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	9,503	38,107
Investors Bancorp, Inc. (Banks)	14,708	216,061
iStar, Inc. (Equity Real Estate Investment Trusts)	4,827	85,824
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,392	123,401
J & J Snack Foods Corp. (Food Products)	559	87,780
James River Group Holdings, Ltd. (Insurance)	1,206	55,018
John B Sanfilippo & Son, Inc. (Food Products)	579	52,324
John Bean Technologies Corp. (Machinery)	809	107,872
Kaiser Aluminum Corp. (Metals & Mining)	1,034	114,257
Kaman Corp. - Class A (Trading Companies & Distributors)	1,812	92,937
Kelly Services, Inc.* - Class A (Professional Services)	2,183	48,615
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	5,506	106,211
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,781	32,753
Knowles Corp.* (Electronic Equipment, Instruments & Components)	5,992	125,353
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	1,691	82,064
Koppers Holdings, Inc.* (Chemicals)	1,378	47,899
Korn Ferry (Professional Services)	2,116	131,976
Kraton Corp.* (Chemicals)	2,083	76,217
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	2,068	101,559
Lannett Co., Inc.* (Pharmaceuticals)	2,229	11,769
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	4,375	93,494
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	590	17,735
La-Z-Boy, Inc. (Household Durables)	1,482	62,955
Lexington Realty Trust (Equity Real Estate Investment Trusts)	11,606	128,943
Lindsay Corp. (Machinery)	284	47,320
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	597	11,092
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	1,564	65,250
Lydall, Inc.* (Machinery)	599	20,210
M.D.C Holdings, Inc. (Household Durables)	1,483	88,090
M/I Homes, Inc.* (Household Durables)	1,902	112,351
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	5,631	87,168
Macy's, Inc.* (Multiline Retail)	20,297	328,608
Magellan Health, Inc.* (Health Care Providers & Services)	1,509	140,698
ManTech International Corp. - Class A (IT Services)	571	49,648
Marcus & Millichap, Inc.* (Real Estate Management & Development)	849	28,611
Matador Resources Co. (Oil, Gas & Consumable Fuels)	4,087	95,840
Materion Corp. (Metals & Mining)	824	54,582
Matrix Service Co.* (Energy Equipment & Services)	1,733	22,720
Matthews International Corp. - Class A (Commercial Services & Supplies)	2,068	81,789
MAX Holdings, Inc. (Real Estate Management & Development)	704	27,731
MEDNAX, Inc.* (Health Care Providers & Services)	3,412	86,904
Mercer International, Inc. (Paper & Forest Products)	2,600	37,414
Meredith Corp.* (Media)	2,650	78,917
Meritor, Inc.* (Machinery)	4,739	139,421
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	928	42,048
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,482	62,214
MGP Ingredients, Inc. (Beverages)	405	23,956
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	414	25,097
Monro, Inc. (Specialty Retail)	2,184	143,707
Moog, Inc. - Class A (Aerospace & Defense)	1,189	98,865
Motorcar Parts of America, Inc.* (Auto Components)	1,245	28,013
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	1,084	30,840
MTS Systems Corp.* (Electronic Equipment, Instruments & Components)	1,272	74,030
Mueller Industries, Inc. (Machinery)	2,243	92,748
Myers Industries, Inc. (Containers & Packaging)	1,429	28,237
MYR Group, Inc.* (Construction & Engineering)	483	34,617
Myriad Genetics, Inc.* (Biotechnology)	4,914	149,631
Nabors Industries, Ltd.* (Energy Equipment & Services)	421	39,342
National Bank Holdings Corp. (Banks)	740	29,363
National Presto Industries, Inc. (Aerospace & Defense)	340	34,704
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	1,636	65,325
Natus Medical, Inc.* (Health Care Equipment & Supplies)	2,214	56,701
NBT Bancorp, Inc. (Banks)	2,848	113,635
Neenah, Inc. (Paper & Forest Products)	1,099	56,467
NETGEAR, Inc.* (Communications Equipment)	2,000	82,201
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	24,797	110,843
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	634	29,221
NextGen Healthcare, Inc.* (Health Care Technology)	1,924	34,824
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	3,070	48,874
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	8,294	119,848
Northwest Natural Holding Co. (Gas Utilities)	2,000	107,900

	Shares	Value
Common Stocks, continued
NOW, Inc.* (Trading Companies & Distributors)	7,185	$72,497
Oceaneering International, Inc.* (Energy Equipment & Services)	6,489	74,104
Office Properties Income Trust (Equity Real Estate Investment Trusts)	3,157	86,881
OFG Bancorp (Banks)	3,358	75,958
O-I Glass, Inc.* (Containers & Packaging)	10,246	151,026
Oil States International, Inc.* (Energy Equipment & Services)	3,990	24,060
Old National Bancorp (Banks)	10,825	209,356
Olympic Steel, Inc. (Metals & Mining)	594	17,493
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,692	19,746
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	816	35,374
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	512	49,203
Owens & Minor, Inc. (Health Care Providers & Services)	2,304	86,607
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	1,103	96,424
Pacific Premier Bancorp, Inc. (Banks)	6,160	267,589
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	2,612	36,881
Park Aerospace Corp. (Aerospace & Defense)	747	9,875
Park National Corp. (Banks)	418	54,047
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	12,268	87,471
PBF Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	6,281	88,876
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	719	33,354
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	6,519	224,255
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	747	13,282
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	994	13,320
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	6,397	125,380
Perdoceo Education Corp.* (Diversified Consumer Services)	2,563	30,653
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	1,326	32,354
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	2,113	27,173
Piper Sandler Cos. (Capital Markets)	342	37,500
Pitney Bowes, Inc. (Commercial Services & Supplies)	11,323	93,302
Plantronics, Inc.* (Communications Equipment)	858	33,385
Plexus Corp.* (Electronic Equipment, Instruments & Components)	809	74,299
Powell Industries, Inc. (Electrical Equipment)	580	19,645
Preferred Bank (Banks)	886	56,420
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	3,257	143,569
PriceSmart, Inc. (Food & Staples Retailing)	855	82,721
ProAssurance Corp. (Insurance)	3,522	94,249
Progress Software Corp. (Software)	1,011	44,545
ProPetro Holding Corp.* (Energy Equipment & Services)	5,330	56,818
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	4,726	105,295
Quanex Building Products Corp. (Building Products)	2,198	57,654
RadNet, Inc.* (Health Care Providers & Services)	1,428	31,059
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	4,234	82,309
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	7,268	75,078
Raven Industries, Inc. (Industrial Conglomerates)	1,359	52,090
Rayonier Advanced Materials, Inc.* (Chemicals)	4,141	37,559
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	3,814	51,184
Realogy Holdings Corp.* (Real Estate Management & Development)	7,545	114,156
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	1,024	40,847
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	4,614	48,032
Regis Corp.* (Diversified Consumer Services)	1,035	13,000
Renasant Corp. (Banks)	3,674	152,030
Resideo Technologies, Inc.* (Building Products)	9,352	264,193
Resources Connection, Inc. (Professional Services)	1,997	27,039
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	7,717	122,469
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	14,023	146,961
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	345	29,039
Rogers Corp.* (Electronic Equipment, Instruments & Components)	574	108,033
RPC, Inc.* (Energy Equipment & Services)	3,812	20,585
RPT Realty (Equity Real Estate Investment Trusts)	5,308	60,564
Ruth's Hospitality Group, Inc.* (Hotels, Restaurants & Leisure)	1,311	32,552
S&T Bancorp, Inc. (Banks)	2,567	85,995
Safety Insurance Group, Inc. (Insurance)	925	77,931
Sally Beauty Holdings, Inc.* (Specialty Retail)	7,370	148,358
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	4,242	175,534
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	498	19,975
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	1,663	49,807
Scholastic Corp. (Media)	1,964	59,136
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	2,052	100,486
Seacoast Banking Corp.* (Banks)	3,609	130,790
SEACOR Holdings, Inc.* (Energy Equipment & Services)	1,250	50,938
Select Medical Holdings Corp.* (Health Care Providers & Services)	3,453	117,747
Seneca Foods Corp.* - Class A (Food Products)	438	20,625

	Shares	Value
Common Stocks, continued
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	1,142	$55,741
Shoe Carnival, Inc. (Specialty Retail)	562	34,777
Signet Jewelers, Ltd.* (Specialty Retail)	3,419	198,234
Simmons First National Corp. - Class A (Banks)	7,061	209,500
SiriusPoint, Ltd.* (Insurance)	5,565	56,596
SITE Centers Corp. (Equity Real Estate Investment Trusts)	10,896	147,750
SkyWest, Inc.* (Airlines)	3,289	179,185
SM Energy Co. (Oil, Gas & Consumable Fuels)	6,973	114,148
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	923	42,476
Sonic Automotive, Inc. - Class A (Specialty Retail)	1,533	75,991
South Jersey Industries, Inc. (Gas Utilities)	6,572	148,395
Southside Bancshares, Inc. (Banks)	2,034	78,329
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	18,194	84,602
SpartanNash Co. (Food & Staples Retailing)	2,361	46,346
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	4,297	14,008
Spok Holdings, Inc. (Wireless Telecommunication Services)	1,165	12,221
SPX Corp.* (Machinery)	1,237	72,080
SPX FLOW, Inc. (Machinery)	1,708	108,168
Standard Motor Products, Inc. (Auto Components)	1,314	54,636
Standex International Corp. (Machinery)	807	77,125
Stepan Co. (Chemicals)	641	81,478
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	3,084	114,910
Stewart Information Services Corp. (Insurance)	1,747	90,896
Sturm Ruger & Co., Inc. (Leisure Products)	436	28,807
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts)	6,907	70,175
SunCoke Energy, Inc. (Metals & Mining)	5,411	37,931
Surmodics, Inc.* (Health Care Equipment & Supplies)	324	18,167
Sykes Enterprises, Inc.* (IT Services)	2,592	114,254
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,070	24,923
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	3,973	60,111
Team, Inc.* (Commercial Services & Supplies)	2,001	23,072
Tennant Co. (Machinery)	654	52,248
The Andersons, Inc. (Food & Staples Retailing)	2,016	55,198
The Buckle, Inc. (Specialty Retail)	1,105	43,404
The Cato Corp.* - Class A (Specialty Retail)	1,286	15,432
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	1,790	104,733
The Children's Place, Inc.* (Specialty Retail)	952	66,354
The E.W. Scripps Co. - Class A (Media)	3,739	72,051
The GEO Group, Inc.(a) (Equity Real Estate Investment Trusts)	7,928	61,521
The Greenbrier Cos., Inc. (Machinery)	2,144	101,240
The Marcus Corp.* (Entertainment)	1,535	30,685
The Michaels Cos., Inc.* (Specialty Retail)	4,626	101,494
The ODP Corp.* (Specialty Retail)	3,497	151,385
The Simply Good Foods Co.* (Food Products)	3,028	92,112
TimkenSteel Corp.* (Metals & Mining)	2,480	29,140
Titan International, Inc.* (Machinery)	1,811	16,806
Tivity Health, Inc.* (Health Care Providers & Services)	840	18,749
Tompkins Financial Corp. (Banks)	793	65,581
Tredegar Corp. (Chemicals)	1,685	25,292
Trinseo SA (Chemicals)	2,511	159,875
Triumph Group, Inc.* (Aerospace & Defense)	2,219	40,785
TrueBlue, Inc.* (Professional Services)	2,319	51,064
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	6,312	46,519
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	6,488	94,076
U.S. Concrete, Inc.* (Construction Materials)	1,041	76,326
U.S. Ecology, Inc.* (Commercial Services & Supplies)	1,255	52,258
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	377	39,246
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	4,854	59,656
UFP Industries, Inc. (Building Products)	1,960	148,646
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	979	26,981
UniFirst Corp. (Commercial Services & Supplies)	477	106,710
Unisys Corp.* (IT Services)	2,306	58,619
United Community Banks, Inc. (Banks)	5,669	193,426
United Fire Group, Inc. (Insurance)	1,409	49,033
United Insurance Holdings Corp. (Insurance)	1,353	9,755
United Natural Foods, Inc.* (Food & Staples Retailing)	1,723	56,756
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	5,478	60,422
Universal Corp. (Tobacco)	1,602	94,502
Universal Electronics, Inc.* (Household Durables)	532	29,244
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	451	30,569
Universal Insurance Holdings, Inc. (Insurance)	1,855	26,601
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	1,967	32,751
USANA Health Sciences, Inc.* (Personal Products)	279	27,230
Vanda Pharmaceuticals, Inc.* (Biotechnology)	1,757	26,390
Varex Imaging Corp.* (Health Care Equipment & Supplies)	2,560	52,454
Vector Group, Ltd. (Tobacco)	4,180	58,311
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,462	30,322
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	1,441	14,554
Veritex Holdings, Inc. (Banks)	3,229	105,653

	Shares	Value
Common Stocks, continued
Veritiv Corp.* (Trading Companies & Distributors)	814	$34,628
Viad Corp.* (Commercial Services & Supplies)	789	32,941
Wabash National Corp. (Machinery)	3,402	63,958
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	4,063	101,777
Warrior Met Coal, Inc. (Metals & Mining)	3,354	57,454
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	5,524	122,080
Watts Water Technologies, Inc. - Class A (Machinery)	629	74,731
Westamerica Bancorp (Banks)	947	59,453
Whitestone REIT (Equity Real Estate Investment Trusts)	2,609	25,307
Winnebago Industries, Inc. (Automobiles)	1,082	83,000
WisdomTree Investments, Inc. (Capital Markets)	4,259	26,619
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	3,340	127,990
World Acceptance Corp.* (Consumer Finance)	83	10,770
WSFS Financial Corp. (Thrifts & Mortgage Finance)	3,103	154,499
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	7,449	145,256
Xperi Holding Corp. (Software)	2,534	55,165
Zumiez, Inc.* (Specialty Retail)	601	25,783
TOTAL COMMON STOCKS (Cost $25,262,303)		35,247,192

	Principal Amount	Value
Repurchase Agreements(b) (0.3%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $109,000	$109,000	$109,000
TOTAL REPURCHASE AGREEMENTS (Cost $109,000)		109,000

	Shares	Value
Collateral for Securities Loaned (1.4%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.08%(c)	508,399	$508,399
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $508,399)		508,399

TOTAL INVESTMENT SECURITIES (Cost $25,879,702) - 101.1%		35,864,591
Net other assets (liabilities) - (1.1)%		(388,290)

NET ASSETS - 100.0%		$35,476,301

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $492,478.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2021.

ProFund VP Small-Cap Value invested in the following industries as of March 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$471,908	1.3%
Air Freight & Logistics	283,414	0.8%
Airlines	380,851	1.1%
Auto Components	432,906	1.2%
Automobiles	83,000	0.2%
Banks	5,688,675	16.0%
Beverages	73,626	0.2%
Biotechnology	243,811	0.7%
Building Products	694,361	2.0%
Capital Markets	231,713	0.7%
Chemicals	833,188	2.4%
Commercial Services & Supplies	990,939	2.8%
Communications Equipment	322,666	0.9%
Construction & Engineering	306,448	0.9%
Construction Materials	76,326	0.2%
Consumer Finance	194,350	0.5%
Containers & Packaging	179,263	0.5%
Distributors	114,174	0.3%
Diversified Consumer Services	62,715	0.2%
Diversified Telecommunication Services	139,931	0.4%
Electrical Equipment	146,942	0.4%
Electronic Equipment, Instruments & Components	1,534,004	4.4%
Energy Equipment & Services	918,413	2.6%
Entertainment	30,685	0.1%
Equity Real Estate Investment Trusts	3,240,645	9.1%
Food & Staples Retailing	304,835	0.9%
Food Products	397,988	1.1%
Gas Utilities	321,300	0.9%
Health Care Equipment & Supplies	805,071	2.3%
Health Care Providers & Services	755,720	2.1%
Health Care Technology	71,036	0.2%
Hotels, Restaurants & Leisure	760,513	2.1%
Household Durables	384,971	1.1%
Household Products	66,283	0.2%
Industrial Conglomerates	52,090	0.1%
Insurance	1,129,480	3.2%
Internet & Direct Marketing Retail	11,092	NM
IT Services	365,325	1.0%
Leisure Products	97,982	0.3%
Machinery	1,699,657	4.8%
Media	360,642	1.0%
Metals & Mining	733,807	2.1%
Mortgage Real Estate Investment Trusts	658,271	1.9%
Multiline Retail	328,608	0.9%
Multi-Utilities	216,069	0.6%
Oil, Gas & Consumable Fuels	1,024,917	2.9%
Paper & Forest Products	438,088	1.2%
Personal Products	251,924	0.7%
Pharmaceuticals	261,165	0.7%
Professional Services	303,880	0.9%
Real Estate Management & Development	170,498	0.5%
Road & Rail	148,581	0.4%
Semiconductors & Semiconductor Equipment	387,926	1.1%
Software	145,684	0.4%
Specialty Retail	2,597,967	7.4%
Technology Hardware, Storage & Peripherals	156,448	0.4%
Textiles, Apparel & Luxury Goods	596,940	1.7%
Thrifts & Mortgage Finance	747,485	2.1%
Tobacco	152,813	0.4%
Trading Companies & Distributors	439,411	1.2%
Water Utilities	159,809	0.5%
Wireless Telecommunication Services	67,962	0.2%
Other**	229,109	0.6%
Total	$35,476,301	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

March 31, 2021 :: ProFund VP Technology ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (91.5%)
ACI Worldwide, Inc.* (Software)	519	$19,748
Adobe, Inc.* (Software)	2,127	1,011,111
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,380	422,330
Akamai Technologies, Inc.* (IT Services)	723	73,674
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	185	4,690
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,335	2,753,464
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,281	2,649,915
Alteryx, Inc.* (Software)	260	21,570
Amdocs, Ltd. (IT Services)	580	40,687
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,638	254,021
Anaplan, Inc.* (Software)	628	33,818
Angi, Inc.* (Interactive Media & Services)	347	4,511
ANSYS, Inc.* (Software)	386	131,070
Apple, Inc. (Technology Hardware, Storage & Peripherals)	70,059	8,557,706
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,074	544,286
Arista Networks, Inc.* (Communications Equipment)	243	73,359
Asana, Inc.* - Class A (Software)	71	2,029
Aspen Technology, Inc.* (Software)	301	43,443
Autodesk, Inc.* (Software)	977	270,776
Avalara, Inc.* (Software)	379	50,570
Bentley Systems, Inc. - Class B (Software)	46	2,159
Bill.com Holdings, Inc.* (Software)	274	39,867
Blackbaud, Inc.* (Software)	214	15,211
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,811	839,688
Bumble, Inc.* - Class A (Interactive Media & Services)	224	13,973
Cadence Design Systems, Inc.* (Software)	1,239	169,731
Cargurus, Inc.* (Interactive Media & Services)	398	9,484
CDK Global, Inc. (Software)	539	29,138
CDW Corp. (Electronic Equipment, Instruments & Components)	626	103,759
Ceridian HCM Holding, Inc.* (Software)	582	49,045
Cerner Corp. (Health Care Technology)	1,359	97,685
Chewy, Inc.* - Class A (Internet & Direct Marketing Retail)	338	28,632
Ciena Corp.* (Communications Equipment)	688	37,647
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	257	21,791
Cisco Systems, Inc. (Communications Equipment)	18,743	969,200
Citrix Systems, Inc. (Software)	547	76,777
Cloudflare, Inc.* - Class A (Software)	832	58,456
Cognizant Technology Solutions Corp. - Class A (IT Services)	2,355	183,973
Coupa Software, Inc.* (Software)	322	81,943
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	512	55,363
Crowdstrike Holdings, Inc.* - Class A (Software)	836	152,578
Datadog, Inc.* - Class A (Software)	915	76,256
Dell Technologies, Inc.* - Class C (Technology Hardware, Storage & Peripherals)	1,053	92,822
DocuSign, Inc.* (Software)	829	167,831
DoorDash, Inc.* - Class A (Internet & Direct Marketing Retail)	153	20,063
Dropbox, Inc.* (Software)	1,315	35,058
DXC Technology Co.* (IT Services)	1,131	35,355
Dynatrace, Inc.* (Software)	814	39,267
eBay, Inc. (Internet & Direct Marketing Retail)	2,868	175,637
EchoStar Corp.* - Class A (Communications Equipment)	224	5,376
Elastic NV* (Software)	278	30,914
Enphase Energy, Inc.* (Electrical Equipment)	573	92,918
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	598	66,856
EPAM Systems, Inc.* (IT Services)	249	98,776
Etsy, Inc.* (Internet & Direct Marketing Retail)	560	112,935
F5 Networks, Inc.* (Communications Equipment)	274	57,162
Facebook, Inc.* - Class A (Interactive Media & Services)	10,680	3,145,581
Fair Isaac Corp.* (Software)	130	63,187
Fastly, Inc.* - Class A (IT Services)	380	25,566
FireEye, Inc.* (Software)	1,059	20,725
Five9, Inc.* (Software)	297	46,430
Fortinet, Inc.* (Software)	601	110,836
Garmin, Ltd. (Household Durables)	664	87,548
Gartner, Inc.* (IT Services)	393	71,742
GoDaddy, Inc.* - Class A (IT Services)	751	58,293
Grubhub, Inc.* (Internet & Direct Marketing Retail)	414	24,840
Guidewire Software, Inc.* (Software)	371	37,705
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	5,777	90,930
HP, Inc. (Technology Hardware, Storage & Peripherals)	5,561	176,562
HubSpot, Inc.* (Software)	195	88,571
IAC/InterActive Corp.* (Interactive Media & Services)	369	79,818
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	237	42,283
Intel Corp. (Semiconductors & Semiconductor Equipment)	18,036	1,154,304
International Business Machines Corp. (IT Services)	3,968	528,775
Intuit, Inc. (Software)	1,217	466,184
j2 Global, Inc.* (Software)	189	22,654
Juniper Networks, Inc. (Communications Equipment)	1,457	36,906

	Shares	Value
Common Stocks, continued
KLA Corp. (Semiconductors & Semiconductor Equipment)	684	$225,994
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	634	377,382
Liberty Global PLC* - Class A (Media)	627	16,089
Liberty Global PLC* - Class C (Media)	1,583	40,430
Lumen Technologies, Inc. (Diversified Telecommunication Services)	4,382	58,500
Lumentum Holdings, Inc.* (Communications Equipment)	336	30,694
Manhattan Associates, Inc.* (Software)	283	33,219
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	2,974	145,667
Match Group, Inc.* (Interactive Media & Services)	1,194	164,032
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,188	108,548
McAfee Corp. - Class A (Software)	157	3,570
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,195	185,488
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	4,964	437,874
Microsoft Corp. (Software)	33,484	7,894,522
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	246	45,613
MongoDB, Inc.* (IT Services)	230	61,509
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	190	67,110
Motorola Solutions, Inc. (Communications Equipment)	750	141,038
nCino, Inc.* (Software)	64	4,270
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	988	71,798
New Relic, Inc.* (Software)	240	14,755
NortonLifelock, Inc. (Software)	2,583	54,915
Nuance Communications, Inc.* (Software)	1,265	55,205
Nutanix, Inc.* (Software)	858	22,788
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,750	1,468,308
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,231	247,850
Okta, Inc.* (IT Services)	547	120,575
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,828	76,063
Oracle Corp. (Software)	8,234	577,780
Palantir Technologies, Inc.* - Class A (Software)	1,945	45,299
Palo Alto Networks, Inc.* (Communications Equipment)	432	139,130
Paycom Software, Inc.* (Software)	219	81,043
Paylocity Holding Corp.* (Software)	166	29,852
Pegasystems, Inc. (Software)	177	20,238
Perspecta, Inc. (IT Services)	607	17,633
Pluralsight, Inc.* - Class A (Software)	445	9,941
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	265	21,592
Proofpoint, Inc.* (Software)	254	31,951
PTC, Inc.* (Software)	466	64,145
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	1,089	23,457
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	503	91,898
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	5,041	668,386
Qualtricks International, Inc.* - Class A (Software)	248	8,162
RealPage, Inc.* (Software)	394	34,357
RingCentral, Inc.* - Class A (Software)	357	106,343
Salesforce.com, Inc.* (Software)	4,076	863,582
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	889	68,231
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	288	19,872
ServiceNow, Inc.* (Software)	870	435,096
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	195	27,509
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	732	134,307
Slack Technologies, Inc.* - Class A (Software)	2,227	90,483
Smartsheet, Inc.* (Software)	509	32,535
Snap, Inc.* (Interactive Media & Services)	4,115	215,173
Snowflake, Inc.* - Class A (IT Services)	264	60,530
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	230	66,111
SolarWinds Corp.* (Software)	321	5,598
Splunk, Inc.* (Software)	718	97,275
SS&C Technologies Holdings, Inc. (Software)	995	69,521
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	183	21,016
Synopsys, Inc.* (Software)	677	167,747
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	740	90,043
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,087	772,402
Trade Desk, Inc. (The)* (Software)	190	123,815
Twilio, Inc.* (IT Services)	710	241,940
Twitter, Inc.* (Interactive Media & Services)	3,543	225,441
Tyler Technologies, Inc.* (Software)	180	76,415
Ubiquiti, Inc. (Communications Equipment)	34	10,142
Unity Software, Inc.* (Software)	111	11,134
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	190	44,986
Veeva Systems, Inc.* - Class A (Health Care Technology)	604	157,789
Verint Systems, Inc.* (Software)	292	13,283
VeriSign, Inc.* (IT Services)	442	87,852
Viavi Solutions, Inc.* (Communications Equipment)	1,017	15,967
VMware, Inc.* - Class A (Software)	357	53,711
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,359	90,713
Workday, Inc.* - Class A (Software)	818	203,216
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	740	17,960
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,091	135,175
Zendesk, Inc.* (Software)	522	69,228
Zillow Group, Inc.* - Class A (Interactive Media & Services)	163	21,415

	Shares	Value
Common Stocks, continued
Zillow Group, Inc.* - Class C (Interactive Media & Services)	684	$88,674
Zoom Video Communications, Inc.* - Class A (Software)	908	291,731
Zscaler, Inc.* (Software)	332	56,994
TOTAL COMMON STOCKS (Cost $10,507,496)		46,905,169

	Principal Amount	Value
Repurchase Agreements(a) (0.6%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $284,000	$284,000	$284,000
TOTAL REPURCHASE AGREEMENTS
(Cost $284,000)		284,000

TOTAL INVESTMENT SECURITIES
(Cost $10,791,496) - 92.1%		47,189,169
Net other assets (liabilities) - 7.9%		4,033,091

NET ASSETS - 100.0%		$51,222,260

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	4/23/21	0.59%	$4,319,832	$7,080

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Technology invested in the following industries as of March 31, 2021:

	Value	% of Net Assets
Communications Equipment	$1,516,621	3.0%
Diversified Telecommunication Services	58,500	0.1%
Electrical Equipment	92,918	0.2%
Electronic Equipment, Instruments & Components	124,775	0.2%
Health Care Technology	255,474	0.5%
Household Durables	87,548	0.2%
Interactive Media & Services	9,371,481	18.3%
Internet & Direct Marketing Retail	362,107	0.7%
IT Services	1,706,880	3.3%
Media	56,519	0.1%
Semiconductors & Semiconductor Equipment	8,863,790	17.3%
Software	15,218,377	29.7%
Technology Hardware, Storage & Peripherals	9,190,179	17.9%
Other**	4,317,091	8.5%
Total	$51,222,260	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2021 :: ProFund VP Telecommunications ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (98.9%)
ADTRAN, Inc. (Communications Equipment)	1,071	$17,864
Anterix, Inc.* (Diversified Telecommunication Services)	261	12,309
Applied Optoelectronics, Inc.*(a) (Communications Equipment)	544	4,548
Arista Networks, Inc.* (Communications Equipment)	1,197	361,361
AT&T, Inc. (Diversified Telecommunication Services)	54,302	1,643,721
ATN International, Inc. (Diversified Telecommunication Services)	244	11,985
CalAmp Corp.* (Communications Equipment)	775	8,409
Ciena Corp.* (Communications Equipment)	3,439	188,182
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,128	17,315
Cisco Systems, Inc. (Communications Equipment)	6,745	348,784
CommScope Holding Co., Inc.* (Communications Equipment)	4,450	68,352
Comtech Telecommunications Corp. (Communications Equipment)	578	14,358
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	1,615	11,628
EchoStar Corp.* - Class A (Communications Equipment)	1,118	26,832
Extreme Networks, Inc.* (Communications Equipment)	2,738	23,958
F5 Networks, Inc.* (Communications Equipment)	1,367	285,184
Garmin, Ltd. (Household Durables)	2,568	338,591
Globalstar, Inc.* (Diversified Telecommunication Services)	13,698	18,492
Harmonic, Inc.* (Communications Equipment)	2,235	17,522
Inseego Corp.*(a) (Communications Equipment)	1,467	14,670
Iridium Communications, Inc.* (Diversified Telecommunication Services)	2,618	107,993
Juniper Networks, Inc. (Communications Equipment)	7,273	184,225
Liberty Global PLC* - Class A (Media)	3,135	80,444
Liberty Global PLC* - Class C (Media)	7,905	201,893
Liberty Latin America, Ltd.* - Class A (Media)	1,085	13,921
Liberty Latin America, Ltd.* - Class C (Media)	3,370	43,743
Lumen Technologies, Inc. (Diversified Telecommunication Services)	21,879	292,085
Lumentum Holdings, Inc.* (Communications Equipment)	1,678	153,285
Motorola Solutions, Inc. (Communications Equipment)	1,832	344,508
NETGEAR, Inc.* (Communications Equipment)	678	27,866
NetScout Systems, Inc.* (Communications Equipment)	1,628	45,844
ORBCOMM, Inc.* (Diversified Telecommunication Services)	1,751	$13,360
Plantronics, Inc.* (Communications Equipment)	832	32,373
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	1,294	19,022
Ribbon Communications, Inc.* (Communications Equipment)	2,613	21,453
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	1,107	54,033
Spok Holdings, Inc. (Wireless Telecommunication Services)	393	4,123
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	2,207	50,673
T-Mobile US, Inc.* (Wireless Telecommunication Services)	2,556	320,241
U.S. Cellular Corp.* (Wireless Telecommunication Services)	330	12,038
Ubiquiti, Inc. (Communications Equipment)	168	50,114
Verizon Communications, Inc. (Diversified Telecommunication Services)	28,530	1,659,019
ViaSat, Inc.* (Communications Equipment)	1,443	69,365
Viavi Solutions, Inc.* (Communications Equipment)	5,068	79,568
Vonage Holdings Corp.* (Diversified Telecommunication Services)	5,190	61,346
TOTAL COMMON STOCKS (Cost $5,346,766)		7,376,600

	Principal Amount	Value
Repurchase Agreements(b) (1.2%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $87,000	$87,000	$87,000
TOTAL REPURCHASE AGREEMENTS (Cost $87,000)		87,000

	Shares	Value
Collateral for Securities Loaned (0.2%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.08%(c)	12,425	$12,425
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $12,425)		12,425

TOTAL INVESTMENT SECURITIES (Cost $5,446,191) - 100.3%		7,476,025
Net other assets (liabilities) - (0.3)%		(20,793)

NET ASSETS - 100.0%		$7,455,232

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $12,432.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2021.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Telecommunications Index	Goldman Sachs International	4/23/21	0.59%	$85,128	$1,606

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Telecommunications invested in the following industries as of March 31, 2021:

	Value	% of Net Assets
Communications Equipment	$2,388,625	32.0%
Diversified Telecommunication Services	3,868,275	51.9%
Household Durables	338,591	4.5%
Media	340,001	4.6%
Wireless Telecommunication Services	441,108	5.9%
Other**	78,632	1.1%
Total	$7,455,232	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2021 :: ProFund VP UltraBull ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (64.3%)
3M Co. (Industrial Conglomerates)	185	$35,646
A.O. Smith Corp. (Building Products)	43	2,907
Abbott Laboratories (Health Care Equipment & Supplies)	565	67,711
AbbVie, Inc. (Biotechnology)	563	60,927
ABIOMED, Inc.* (Health Care Equipment & Supplies)	14	4,462
Accenture PLC - Class A (IT Services)	202	55,803
Activision Blizzard, Inc. (Entertainment)	247	22,971
Adobe, Inc.* (Software)	153	72,732
Advance Auto Parts, Inc. (Specialty Retail)	21	3,853
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	386	30,301
Aflac, Inc. (Insurance)	204	10,441
Agilent Technologies, Inc. (Life Sciences Tools & Services)	97	12,333
Air Products & Chemicals, Inc. (Chemicals)	71	19,975
Akamai Technologies, Inc.* (IT Services)	52	5,299
Alaska Air Group, Inc.* (Airlines)	40	2,768
Albemarle Corp. (Chemicals)	37	5,406
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	41	6,736
Alexion Pharmaceuticals, Inc.* (Biotechnology)	70	10,704
Align Technology, Inc.* (Health Care Equipment & Supplies)	23	12,455
Allegion PLC (Building Products)	29	3,643
Alliant Energy Corp. (Electric Utilities)	80	4,333
Alphabet, Inc.* - Class A (Interactive Media & Services)	96	198,002
Alphabet, Inc.* - Class C (Interactive Media & Services)	92	190,314
Altria Group, Inc. (Tobacco)	592	30,287
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	136	420,795
Amcor PLC (Containers & Packaging)	498	5,817
Ameren Corp. (Multi-Utilities)	81	6,590
American Airlines Group, Inc.* (Airlines)	204	4,876
American Electric Power Co., Inc. (Electric Utilities)	158	13,383
American Express Co. (Consumer Finance)	208	29,419
American International Group, Inc. (Insurance)	276	12,754
American Tower Corp. (Equity Real Estate Investment Trusts)	142	33,946
American Water Works Co., Inc. (Water Utilities)	58	8,695
Ameriprise Financial, Inc. (Capital Markets)	37	8,601
AmerisourceBergen Corp. (Health Care Providers & Services)	47	5,549
AMETEK, Inc. (Electrical Equipment)	73	9,324
Amgen, Inc. (Biotechnology)	184	45,781
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	191	12,600
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	118	18,299
ANSYS, Inc.* (Software)	28	9,508
Anthem, Inc. (Health Care Providers & Services)	78	27,998
Aon PLC (Insurance)	72	16,568
APA Corp. (Oil, Gas & Consumable Fuels)	120	2,148
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,029	614,292
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	292	39,011
Aptiv PLC* (Auto Components)	86	11,860
Archer-Daniels-Midland Co. (Food Products)	178	10,146
Arista Networks, Inc.* (Communications Equipment)	18	5,434
Arthur J. Gallagher & Co. (Insurance)	62	7,736
Assurant, Inc. (Insurance)	18	2,552
AT&T, Inc. (Diversified Telecommunication Services)	2,273	68,804
Atmos Energy Corp. (Gas Utilities)	41	4,053
Autodesk, Inc.* (Software)	70	19,401
Automatic Data Processing, Inc. (IT Services)	136	25,632
AutoZone, Inc.* (Specialty Retail)	7	9,830
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	44	8,118
Avery Dennison Corp. (Containers & Packaging)	26	4,775
Baker Hughes Co. - Class A (Energy Equipment & Services)	232	5,014
Ball Corp. (Containers & Packaging)	104	8,813
Bank of America Corp. (Banks)	2,421	93,669
Baxter International, Inc. (Health Care Equipment & Supplies)	161	13,579
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	93	22,613
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	608	155,326
Best Buy Co., Inc. (Specialty Retail)	73	8,381
Biogen, Inc.* (Biotechnology)	49	13,708
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	7	3,998
BlackRock, Inc. - Class A (Capital Markets)	45	33,928
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	13	30,288
BorgWarner, Inc. (Auto Components)	76	3,523
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	45	4,557
Boston Scientific Corp.* (Health Care Equipment & Supplies)	452	17,470
Bristol-Myers Squibb Co. (Pharmaceuticals)	714	45,075
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	130	60,276
Broadridge Financial Solutions, Inc. (IT Services)	37	5,665
Brown-Forman Corp. - Class B (Beverages)	58	4,000
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	43	4,103
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	127	2,385
Cadence Design Systems, Inc.* (Software)	89	12,192
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	66	5,772
Campbell Soup Co. (Food Products)	65	3,268
Capital One Financial Corp. (Consumer Finance)	146	18,576
Cardinal Health, Inc. (Health Care Providers & Services)	94	5,711

	Shares	Value
Common Stocks, continued
CarMax, Inc.* (Specialty Retail)	52	$6,898
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	254	6,741
Carrier Global Corp. (Building Products)	261	11,019
Catalent, Inc.* (Pharmaceuticals)	54	5,687
Caterpillar, Inc. (Machinery)	174	40,345
Cboe Global Markets, Inc. (Capital Markets)	34	3,355
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	107	8,465
CDW Corp. (Electronic Equipment, Instruments & Components)	45	7,459
Celanese Corp. - Series A (Chemicals)	36	5,393
Centene Corp.* (Health Care Providers & Services)	185	11,823
CenterPoint Energy, Inc. (Multi-Utilities)	176	3,986
Cerner Corp. (Health Care Technology)	98	7,044
CF Industries Holdings, Inc. (Chemicals)	68	3,086
Charter Communications, Inc.* - Class A (Media)	45	27,766
Chevron Corp. (Oil, Gas & Consumable Fuels)	615	64,446
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	9	12,787
Chubb, Ltd. (Insurance)	143	22,589
Church & Dwight Co., Inc. (Household Products)	78	6,813
Cigna Corp. (Health Care Providers & Services)	112	27,075
Cincinnati Financial Corp. (Insurance)	48	4,948
Cintas Corp. (Commercial Services & Supplies)	28	9,557
Cisco Systems, Inc. (Communications Equipment)	1,345	69,550
Citigroup, Inc. (Banks)	665	48,379
Citizens Financial Group, Inc. (Banks)	136	6,004
Citrix Systems, Inc. (Software)	39	5,474
CME Group, Inc. (Capital Markets)	114	23,282
CMS Energy Corp. (Multi-Utilities)	92	5,632
Cognizant Technology Solutions Corp. - Class A (IT Services)	169	13,202
Colgate-Palmolive Co. (Household Products)	270	21,284
Comcast Corp. - Class A (Media)	1,457	78,837
Comerica, Inc. (Banks)	44	3,157
Conagra Brands, Inc. (Food Products)	156	5,866
ConocoPhillips (Oil, Gas & Consumable Fuels)	432	22,883
Consolidated Edison, Inc. (Multi-Utilities)	109	8,153
Constellation Brands, Inc. - Class A (Beverages)	54	12,312
Copart, Inc.* (Commercial Services & Supplies)	66	7,168
Corning, Inc. (Electronic Equipment, Instruments & Components)	245	10,660
Corteva, Inc. (Chemicals)	237	11,049
Costco Wholesale Corp. (Food & Staples Retailing)	141	49,700
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	137	23,581
CSX Corp. (Road & Rail)	243	23,430
Cummins, Inc. (Machinery)	47	12,178
CVS Health Corp. (Health Care Providers & Services)	418	31,446
Danaher Corp. (Health Care Equipment & Supplies)	202	45,466
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	42	5,964
DaVita, Inc.* (Health Care Providers & Services)	23	2,479
Deere & Co. (Machinery)	100	37,414
Delta Air Lines, Inc.* (Airlines)	203	9,801
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	70	4,467
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	189	4,130
DexCom, Inc.* (Health Care Equipment & Supplies)	31	11,141
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	58	4,262
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	90	12,676
Discover Financial Services (Consumer Finance)	98	9,309
Discovery, Inc.* (Media)	52	2,260
Discovery, Inc.* - Class C (Media)	92	3,394
DISH Network Corp.* - Class A (Media)	79	2,860
Dollar General Corp. (Multiline Retail)	78	15,804
Dollar Tree, Inc.* (Multiline Retail)	75	8,585
Dominion Energy, Inc. (Multi-Utilities)	257	19,521
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	12	4,413
Dover Corp. (Machinery)	46	6,308
Dow, Inc. (Chemicals)	237	15,154
DR Horton, Inc. (Household Durables)	105	9,358
DTE Energy Co. (Multi-Utilities)	62	8,255
Duke Energy Corp. (Electric Utilities)	245	23,650
Duke Realty Corp. (Equity Real Estate Investment Trusts)	119	4,990
DuPont de Nemours, Inc. (Chemicals)	172	13,292
DXC Technology Co.* (IT Services)	81	2,532
Eastman Chemical Co. (Chemicals)	43	4,735
Eaton Corp. PLC (Electrical Equipment)	127	17,562
eBay, Inc. (Internet & Direct Marketing Retail)	206	12,615
Ecolab, Inc. (Chemicals)	79	16,912
Edison International (Electric Utilities)	121	7,091
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	199	16,644
Electronic Arts, Inc. (Entertainment)	92	12,454
Eli Lilly & Co. (Pharmaceuticals)	253	47,265
Emerson Electric Co. (Electrical Equipment)	191	17,232
Enphase Energy, Inc.* (Electrical Equipment)	41	6,649
Entergy Corp. (Electric Utilities)	64	6,366
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	186	13,491
Equifax, Inc. (Professional Services)	39	7,064
Equinix, Inc. (Equity Real Estate Investment Trusts)	28	19,028
Equity Residential (Equity Real Estate Investment Trusts)	109	7,808
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	21	5,709
Etsy, Inc.* (Internet & Direct Marketing Retail)	40	8,067
Everest Re Group, Ltd. (Insurance)	13	3,222
Evergy, Inc. (Electric Utilities)	72	4,286
Eversource Energy (Electric Utilities)	109	9,438
Exelon Corp. (Electric Utilities)	311	13,603

	Shares		Value
Common Stocks, continued
Expedia Group, Inc.* (Internet & Direct Marketing Retail)	44		$7,573
Expeditors International of Washington, Inc. (Air Freight & Logistics)	54		5,815
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	42		5,567
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,349		75,314
F5 Networks, Inc.* (Communications Equipment)	20		4,172
Facebook, Inc.* - Class A (Interactive Media & Services)	767		225,905
Fastenal Co. (Trading Companies & Distributors)	183		9,201
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	22		2,232
FedEx Corp. (Air Freight & Logistics)	78		22,155
Fidelity National Information Services, Inc. (IT Services)	198		27,841
Fifth Third Bancorp (Banks)	227		8,501
First Horizon Corp. (Banks)	—	(a)	5
First Republic Bank (Banks)	56		9,338
FirstEnergy Corp. (Electric Utilities)	173		6,001
Fiserv, Inc.* (IT Services)	183		21,784
FleetCor Technologies, Inc.* (IT Services)	27		7,253
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	42		2,372
FMC Corp. (Chemicals)	41		4,535
Ford Motor Co.* (Automobiles)	1,245		15,251
Fortinet, Inc.* (Software)	43		7,930
Fortive Corp. (Machinery)	108		7,629
Fortune Brands Home & Security, Inc. (Building Products)	44		4,216
Fox Corp. - Class A (Media)	107		3,864
Fox Corp. - Class B (Media)	49		1,712
Franklin Resources, Inc. (Capital Markets)	87		2,575
Freeport-McMoRan, Inc.* (Metals & Mining)	465		15,312
Garmin, Ltd. (Household Durables)	48		6,329
Gartner, Inc.* (IT Services)	28		5,111
Generac Holdings, Inc.* (Electrical Equipment)	20		6,549
General Dynamics Corp. (Aerospace & Defense)	74		13,435
General Electric Co. (Industrial Conglomerates)	2,794		36,685
General Mills, Inc. (Food Products)	195		11,956
General Motors Co.* (Automobiles)	404		23,214
Genuine Parts Co. (Distributors)	46		5,318
Gilead Sciences, Inc. (Biotechnology)	400		25,852
Global Payments, Inc. (IT Services)	94		18,949
Globe Life, Inc. (Insurance)	30		2,899
Halliburton Co. (Energy Equipment & Services)	283		6,073
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	111		2,183
Hartford Financial Services Group, Inc. (Insurance)	114		7,614
Hasbro, Inc. (Leisure Products)	41		3,941
HCA Healthcare, Inc. (Health Care Providers & Services)	84		15,821
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	172		5,459
Henry Schein, Inc.* (Health Care Providers & Services)	45		3,116
Hess Corp. (Oil, Gas & Consumable Fuels)	87		6,156
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	415		6,532
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	88		10,641
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	48		1,717
Hologic, Inc.* (Health Care Equipment & Supplies)	82		6,099
Honeywell International, Inc. (Industrial Conglomerates)	222		48,190
Hormel Foods Corp. (Food Products)	90		4,300
Host Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	225		3,791
Howmet Aerospace, Inc.* (Aerospace & Defense)	124		3,984
HP, Inc. (Technology Hardware, Storage & Peripherals)	399		12,668
Humana, Inc. (Health Care Providers & Services)	41		17,189
Huntington Bancshares, Inc. (Banks)	324		5,093
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	13		2,676
IDEX Corp. (Machinery)	24		5,024
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	27		13,211
IHS Markit, Ltd. (Professional Services)	119		11,516
Illinois Tool Works, Inc. (Machinery)	92		20,380
Illumina, Inc.* (Life Sciences Tools & Services)	46		17,667
Incyte Corp.* (Biotechnology)	60		4,876
Ingersoll Rand, Inc.* (Machinery)	119		5,856
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,295		82,880
Intercontinental Exchange, Inc. (Capital Markets)	179		19,991
International Business Machines Corp. (IT Services)	285		37,979
International Flavors & Fragrances, Inc. (Chemicals)	79		11,029
International Paper Co. (Containers & Packaging)	125		6,759
Intuit, Inc. (Software)	87		33,326
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	38		28,080
Invesco, Ltd. (Capital Markets)	120		3,026
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	11		2,320
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	61		11,782
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	92		3,405
J.B. Hunt Transport Services, Inc. (Road & Rail)	27		4,538
Jack Henry & Associates, Inc. (IT Services)	24		3,641
Jacobs Engineering Group, Inc. (Construction & Engineering)	41		5,300
Johnson & Johnson (Pharmaceuticals)	838		137,726
Johnson Controls International PLC (Building Products)	230		13,724
JPMorgan Chase & Co. (Banks)	973		148,121
Juniper Networks, Inc. (Communications Equipment)	105		2,660
Kansas City Southern (Road & Rail)	29		7,654
Kellogg Co. (Food Products)	81		5,127
KeyCorp (Banks)	309		6,174

	Shares	Value
Common Stocks, continued
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	59	$8,461
Kimberly-Clark Corp. (Household Products)	108	15,017
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	138	2,588
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	620	10,323
KLA Corp. (Semiconductors & Semiconductor Equipment)	49	16,190
L Brands, Inc.* (Specialty Retail)	74	4,578
L3Harris Technologies, Inc. (Aerospace & Defense)	66	13,377
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	31	7,906
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	46	27,381
Lamb Weston Holding, Inc. (Food Products)	47	3,642
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	105	6,380
Leggett & Platt, Inc. (Household Durables)	42	1,917
Leidos Holdings, Inc. (IT Services)	43	4,140
Lennar Corp. - Class A (Household Durables)	87	8,807
Lincoln National Corp. (Insurance)	58	3,612
Linde PLC (Chemicals)	167	46,783
Live Nation Entertainment, Inc.* (Entertainment)	46	3,894
LKQ Corp.* (Distributors)	89	3,767
Lockheed Martin Corp. (Aerospace & Defense)	79	29,191
Loews Corp. (Insurance)	72	3,692
Lowe's Cos., Inc. (Specialty Retail)	233	44,312
Lumen Technologies, Inc. (Diversified Telecommunication Services)	315	4,205
LyondellBasell Industries N.V. - Class A (Chemicals)	82	8,532
M&T Bank Corp. (Banks)	41	6,216
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	252	2,691
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	208	11,126
MarketAxess Holdings, Inc. (Capital Markets)	12	5,975
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	85	12,627
Marsh & McLennan Cos., Inc. (Insurance)	162	19,731
Martin Marietta Materials, Inc. (Construction Materials)	20	6,716
Masco Corp. (Building Products)	82	4,912
Mastercard, Inc. - Class A (IT Services)	279	99,338
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	85	7,766
McCormick & Co., Inc. (Food Products)	79	7,044
McDonald's Corp. (Hotels, Restaurants & Leisure)	238	53,346
McKesson Corp. (Health Care Providers & Services)	51	9,947
Medtronic PLC (Health Care Equipment & Supplies)	430	50,796
Merck & Co., Inc. (Pharmaceuticals)	806	62,135
MetLife, Inc. (Insurance)	240	14,590
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	7	8,090
MGM Resorts International (Hotels, Restaurants & Leisure)	131	4,977
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	86	13,349
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	356	31,403
Microsoft Corp. (Software)	2,404	566,790
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	36	5,197
Mohawk Industries, Inc.* (Household Durables)	19	3,654
Molson Coors Beverage Co.* - Class B (Beverages)	60	3,069
Mondelez International, Inc. - Class A (Food Products)	450	26,338
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	14	4,945
Monster Beverage Corp.* (Beverages)	118	10,749
Moody's Corp. (Capital Markets)	51	15,229
Morgan Stanley (Capital Markets)	479	37,200
Motorola Solutions, Inc. (Communications Equipment)	54	10,155
MSCI, Inc. - Class A (Capital Markets)	26	10,901
Nasdaq, Inc. (Capital Markets)	37	5,456
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	71	5,160
Netflix, Inc.* (Entertainment)	141	73,554
Newell Brands, Inc. (Household Durables)	120	3,214
Newmont Corp. (Metals & Mining)	255	15,369
News Corp. - Class A (Media)	125	3,179
News Corp. - Class B (Media)	39	915
NextEra Energy, Inc. (Electric Utilities)	625	47,257
Nielsen Holdings PLC (Professional Services)	114	2,867
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	405	53,820
NiSource, Inc. (Multi-Utilities)	125	3,014
Norfolk Southern Corp. (Road & Rail)	80	21,482
Northern Trust Corp. (Capital Markets)	66	6,937
Northrop Grumman Corp. (Aerospace & Defense)	49	15,858
NortonLifelock, Inc. (Software)	185	3,933
Norwegian Cruise Line Holdings, Ltd.*(b) (Hotels, Restaurants & Leisure)	116	3,200
NOV, Inc.* (Energy Equipment & Services)	124	1,701
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	78	2,943
Nucor Corp. (Metals & Mining)	95	7,626
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	198	105,719
NVR, Inc.* (Household Durables)	1	4,711
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	88	17,718
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	267	7,108
Old Dominion Freight Line, Inc. (Road & Rail)	31	7,453
Omnicom Group, Inc. (Media)	69	5,116
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	142	7,194
Oracle Corp. (Software)	591	41,470
O'Reilly Automotive, Inc.* (Specialty Retail)	22	11,160
Otis Worldwide Corp. (Machinery)	130	8,899

	Shares	Value
Common Stocks, continued
PACCAR, Inc. (Machinery)	111	$10,314
Packaging Corp. of America (Containers & Packaging)	30	4,034
Parker-Hannifin Corp. (Machinery)	41	12,933
Paychex, Inc. (IT Services)	102	9,998
Paycom Software, Inc.* (Software)	16	5,921
PayPal Holdings, Inc.* (IT Services)	373	90,579
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	47	4,927
Pentair PLC (Machinery)	53	3,303
People's United Financial, Inc. (Banks)	136	2,434
PepsiCo, Inc. (Beverages)	440	62,238
PerkinElmer, Inc. (Life Sciences Tools & Services)	36	4,618
Perrigo Co. PLC (Pharmaceuticals)	42	1,700
Pfizer, Inc. (Pharmaceuticals)	1,777	64,381
Philip Morris International, Inc. (Tobacco)	496	44,015
Phillips 66 (Oil, Gas & Consumable Fuels)	139	11,334
Pinnacle West Capital Corp. (Electric Utilities)	36	2,929
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	66	10,482
Pool Corp. (Distributors)	13	4,488
PPG Industries, Inc. (Chemicals)	76	11,420
PPL Corp. (Electric Utilities)	245	7,066
Principal Financial Group, Inc. (Insurance)	81	4,857
Prologis, Inc. (Equity Real Estate Investment Trusts)	236	25,015
Prudential Financial, Inc. (Insurance)	127	11,570
Public Service Enterprise Group, Inc. (Multi-Utilities)	161	9,694
Public Storage (Equity Real Estate Investment Trusts)	48	11,844
PulteGroup, Inc. (Household Durables)	85	4,457
PVH Corp.* (Textiles, Apparel & Luxury Goods)	23	2,431
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	36	6,577
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	362	47,998
Quanta Services, Inc. (Construction & Engineering)	44	3,871
Quest Diagnostics, Inc. (Health Care Providers & Services)	43	5,519
Ralph Lauren Corp.* (Textiles, Apparel & Luxury Goods)	15	1,847
Raymond James Financial, Inc. (Capital Markets)	39	4,780
Raytheon Technologies Corp. (Aerospace & Defense)	484	37,399
Realty Income Corp. (Equity Real Estate Investment Trusts)	119	7,557
Regency Centers Corp. (Equity Real Estate Investment Trusts)	50	2,836
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	34	16,087
Regions Financial Corp. (Banks)	306	6,322
Republic Services, Inc. - Class A (Commercial Services & Supplies)	67	6,656
ResMed, Inc. (Health Care Equipment & Supplies)	46	8,925
Robert Half International, Inc. (Professional Services)	36	2,811
Rockwell Automation, Inc. (Electrical Equipment)	37	9,821
Rollins, Inc. (Commercial Services & Supplies)	71	2,444
Roper Technologies, Inc. (Industrial Conglomerates)	33	13,310
Ross Stores, Inc. (Specialty Retail)	113	13,550
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	70	5,993
S&P Global, Inc. (Capital Markets)	77	27,171
Salesforce.com, Inc.* (Software)	292	61,866
SBA Communications Corp. (Equity Real Estate Investment Trusts)	35	9,714
Schlumberger, Ltd. (Energy Equipment & Services)	446	12,127
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	64	4,912
Sealed Air Corp. (Containers & Packaging)	49	2,245
Sempra Energy (Multi-Utilities)	96	12,728
ServiceNow, Inc.* (Software)	62	31,007
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	105	11,946
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	53	9,724
Snap-on, Inc. (Machinery)	17	3,923
Southwest Airlines Co.* (Airlines)	188	11,479
Stanley Black & Decker, Inc. (Machinery)	51	10,183
Starbucks Corp. (Hotels, Restaurants & Leisure)	375	40,976
State Street Corp. (Capital Markets)	112	9,409
STERIS PLC (Health Care Equipment & Supplies)	27	5,143
Stryker Corp. (Health Care Equipment & Supplies)	104	25,332
SVB Financial Group* (Banks)	17	8,392
Synchrony Financial (Consumer Finance)	173	7,034
Synopsys, Inc.* (Software)	49	12,141
Sysco Corp. (Food & Staples Retailing)	163	12,835
T. Rowe Price Group, Inc. (Capital Markets)	73	12,527
Take-Two Interactive Software, Inc.* (Entertainment)	37	6,538
Tapestry, Inc.* (Textiles, Apparel & Luxury Goods)	89	3,668
Target Corp. (Multiline Retail)	160	31,691
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	105	13,556
Teledyne Technologies, Inc.* (Aerospace & Defense)	12	4,964
Teleflex, Inc. (Health Care Equipment & Supplies)	15	6,232
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	53	6,449
Tesla, Inc.* (Automobiles)	245	163,643
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	293	55,374
Textron, Inc. (Aerospace & Defense)	72	4,038
The AES Corp. (Independent Power and Renewable Electricity Producers)	213	5,710
The Allstate Corp. (Insurance)	97	11,145
The Bank of New York Mellon Corp. (Capital Markets)	257	12,154
The Boeing Co.* (Aerospace & Defense)	175	44,575
The Charles Schwab Corp. (Capital Markets)	477	31,091
The Clorox Co. (Household Products)	40	7,715
The Coca-Cola Co. (Beverages)	1,236	65,149

	Shares	Value
Common Stocks, continued
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	16	$6,145
The Estee Lauder Co., Inc. (Personal Products)	73	21,232
The Gap, Inc. (Specialty Retail)	66	1,965
The Goldman Sachs Group, Inc. (Capital Markets)	110	35,970
The Hershey Co. (Food Products)	47	7,434
The Home Depot, Inc. (Specialty Retail)	343	104,701
The Interpublic Group of Cos., Inc. (Media)	124	3,621
The JM Smucker Co. - Class A (Food Products)	35	4,429
The Kraft Heinz Co. (Food Products)	207	8,280
The Kroger Co. (Food & Staples Retailing)	243	8,746
The Mosaic Co. (Chemicals)	110	3,477
The PNC Financial Services Group, Inc. (Banks)	135	23,680
The Procter & Gamble Co. (Household Products)	785	106,314
The Progressive Corp. (Insurance)	187	17,878
The Sherwin-Williams Co. (Chemicals)	26	19,188
The Southern Co. (Electric Utilities)	337	20,948
The TJX Cos., Inc. (Specialty Retail)	383	25,335
The Travelers Cos., Inc. (Insurance)	80	12,032
The Walt Disney Co.* (Entertainment)	578	106,652
The Western Union Co. (IT Services)	131	3,230
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	387	9,168
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	125	57,047
T-Mobile US, Inc.* (Wireless Telecommunication Services)	186	23,304
Tractor Supply Co. (Specialty Retail)	37	6,552
Trane Technologies PLC (Building Products)	76	12,583
TransDigm Group, Inc.* (Aerospace & Defense)	17	9,995
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	80	6,223
Truist Financial Corp. (Banks)	429	25,019
Twitter, Inc.* (Interactive Media & Services)	254	16,162
Tyler Technologies, Inc.* (Software)	13	5,519
Tyson Foods, Inc. - Class A (Food Products)	94	6,984
U.S. Bancorp (Banks)	436	24,115
UDR, Inc. (Equity Real Estate Investment Trusts)	95	4,167
Ulta Beauty, Inc.* (Specialty Retail)	18	5,565
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	60	1,330
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	62	1,145
Union Pacific Corp. (Road & Rail)	213	46,946
United Airlines Holdings , Inc.* (Airlines)	102	5,869
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	229	38,929
United Rentals, Inc.* (Trading Companies & Distributors)	23	7,574
UnitedHealth Group, Inc. (Health Care Providers & Services)	301	111,992
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	25	3,335
Unum Group (Insurance)	65	1,809
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	130	9,308
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	29	5,119
Ventas, Inc. (Equity Real Estate Investment Trusts)	119	6,347
VeriSign, Inc.* (IT Services)	32	6,360
Verisk Analytics, Inc. - Class A (Professional Services)	52	9,188
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,319	76,700
Vertex Pharmaceuticals, Inc.* (Biotechnology)	83	17,836
VF Corp. (Textiles, Apparel & Luxury Goods)	102	8,152
ViacomCBS, Inc. - Class B (Media)	181	8,163
Viatris, Inc.* (Pharmaceuticals)	385	5,378
Visa, Inc. - Class A (IT Services)	541	114,547
Vornado Realty Trust (Equity Real Estate Investment Trusts)	50	2,270
Vulcan Materials Co. (Construction Materials)	42	7,088
W.R. Berkley Corp. (Insurance)	45	3,391
W.W. Grainger, Inc. (Trading Companies & Distributors)	14	5,613
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	229	12,572
Walmart, Inc. (Food & Staples Retailing)	442	60,036
Waste Management, Inc. (Commercial Services & Supplies)	124	15,999
Waters Corp.* (Life Sciences Tools & Services)	20	5,683
WEC Energy Group, Inc. (Multi-Utilities)	101	9,453
Wells Fargo & Co. (Banks)	1,318	51,494
Welltower, Inc. (Equity Real Estate Investment Trusts)	133	9,527
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	24	6,763
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	98	6,542
Westinghouse Air Brake Technologies Corp. (Machinery)	57	4,512
WestRock Co. (Containers & Packaging)	84	4,372
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	238	8,473
Whirlpool Corp. (Household Durables)	20	4,407
Willis Towers Watson PLC (Insurance)	41	9,384
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	34	4,263
Xcel Energy, Inc. (Electric Utilities)	171	11,373
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	78	9,664
Xylem, Inc. (Machinery)	57	5,995
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	96	10,385
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	17	8,248
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	66	10,565
Zions Bancorp (Banks)	52	2,858
Zoetis, Inc. (Pharmaceuticals)	151	23,779
TOTAL COMMON STOCKS (Cost $3,196,187)		10,712,711

	Principal Amount	Value
Repurchase Agreements(c)(d) (36.3%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $6,035,000	$6,035,000	$6,035,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,035,000)		6,035,000

	Shares	Value
Collateral for Securities Loaned (NM)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.08%(e)	2,747	$2,747
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,747)		2,747

TOTAL INVESTMENT SECURITIES (Cost $9,233,934) - 100.6%		16,750,458
Net other assets (liabilities) - (0.6)%		(103,539)

NET ASSETS - 100.0%		$16,646,919

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)	All or part of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $2,731.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2021, the aggregate amount held in a segregated account was $2,751,000.
(d)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2021.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	3	6/21/21	$595,110	$15,572

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	4/27/21	0.64%	$13,079,091	$7,859
SPDR S&P 500 ETF	Goldman Sachs International	4/27/21	0.54%	1,885,963	2,562
				$14,965,054	$10,421

S&P 500	UBS AG	4/27/21	0.59%	$627,717	$(1,060)
SPDR S&P 500 ETF	UBS AG	4/27/21	0.19%	6,327,166	8,718
				$6,954,883	$7,658
				$21,919,937	$18,079
Total unrealized appreciation	$19,139
Total unrealized (depreciation)	(1,060)
Total net unrealized appreciation/(depreciation)	$18,079

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraBull invested in the following industries as of March 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$179,492	1.1%
Air Freight & Logistics	71,002	0.4%
Airlines	34,793	0.2%
Auto Components	15,383	0.1%
Automobiles	202,108	1.2%
Banks	478,971	2.9%
Beverages	157,517	1.0%
Biotechnology	195,771	1.2%
Building Products	53,004	0.3%
Capital Markets	309,558	1.9%
Chemicals	199,966	1.2%
Commercial Services & Supplies	41,824	0.3%
Communications Equipment	91,971	0.6%
Construction & Engineering	9,171	0.1%
Construction Materials	13,804	0.1%
Consumer Finance	64,338	0.4%
Containers & Packaging	36,815	0.2%
Distributors	13,573	0.1%
Diversified Financial Services	155,326	0.9%
Diversified Telecommunication Services	149,709	0.9%
Electric Utilities	177,724	1.0%
Electrical Equipment	67,137	0.4%
Electronic Equipment, Instruments & Components	71,899	0.4%
Energy Equipment & Services	24,915	0.1%
Entertainment	226,063	1.4%
Equity Real Estate Investment Trusts	255,084	1.5%
Food & Staples Retailing	143,889	0.9%
Food Products	104,814	0.6%
Gas Utilities	4,053	NM
Health Care Equipment & Supplies	388,418	2.3%
Health Care Providers & Services	286,906	1.7%
Health Care Technology	7,044	NM
Hotels, Restaurants & Leisure	193,392	1.2%
Household Durables	46,854	0.3%
Household Products	157,143	1.0%
Independent Power and Renewable Electricity Producers	8,653	0.1%
Industrial Conglomerates	133,831	0.8%
Insurance	205,014	1.2%
Interactive Media & Services	630,383	3.7%
Internet & Direct Marketing Retail	479,338	2.9%
IT Services	558,883	3.4%
Leisure Products	3,941	NM
Life Sciences Tools & Services	121,218	0.7%
Machinery	195,196	1.1%
Media	141,687	0.9%
Metals & Mining	38,307	0.2%
Multiline Retail	56,080	0.3%
Multi-Utilities	87,026	0.5%
Oil, Gas & Consumable Fuels	275,666	1.7%
Personal Products	21,232	0.1%
Pharmaceuticals	393,126	2.5%
Professional Services	33,446	0.2%
Real Estate Management & Development	8,465	0.1%
Road & Rail	111,503	0.7%
Semiconductors & Semiconductor Equipment	591,024	3.6%
Software	889,210	5.2%
Specialty Retail	246,680	1.5%
Technology Hardware, Storage & Peripherals	650,106	3.9%
Textiles, Apparel & Luxury Goods	74,576	0.4%
Tobacco	74,302	0.4%
Trading Companies & Distributors	22,388	0.1%
Water Utilities	8,695	0.1%
Wireless Telecommunication Services	23,304	0.1%
Other**	5,934,208	35.7%
Total	$16,646,919	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

March 31, 2021 :: ProFund VP UltraMid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (69.9%)
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	524	$29,941
ACI Worldwide, Inc.* (Software)	689	26,216
Acuity Brands, Inc. (Electrical Equipment)	212	34,980
Adient PLC* (Auto Components)	553	24,443
Adtalem Global Education, Inc.* (Diversified Consumer Services)	295	11,664
AECOM* (Construction & Engineering)	869	55,712
Affiliated Managers Group, Inc. (Capital Markets)	251	37,407
AGCO Corp. (Machinery)	363	52,145
Alleghany Corp.* (Insurance)	82	51,356
ALLETE, Inc. (Electric Utilities)	306	20,560
Alliance Data Systems Corp. (IT Services)	292	32,730
Amedisys, Inc.* (Health Care Providers & Services)	193	51,104
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	810	34,968
American Eagle Outfitters, Inc. (Specialty Retail)	880	25,731
American Financial Group, Inc. (Insurance)	412	47,009
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	630	14,937
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	1,683	15,197
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	876	37,458
AptarGroup, Inc. (Containers & Packaging)	383	54,260
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	439	48,650
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	611	40,515
ASGN, Inc.* (Professional Services)	312	29,777
Ashland Global Holdings, Inc. (Chemicals)	321	28,495
Associated Banc-Corp. (Banks)	899	19,185
AutoNation, Inc.* (Specialty Retail)	324	30,203
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	282	12,335
Avient Corp. (Chemicals)	537	25,384
Avis Budget Group, Inc.* (Road & Rail)	304	22,052
Avnet, Inc. (Electronic Equipment, Instruments & Components)	585	24,283
Axon Enterprise, Inc.* (Aerospace & Defense)	376	53,549
BancorpSouth Bank (Banks)	567	18,416
Bank of Hawaii Corp. (Banks)	236	21,120
Bank OZK (Banks)	711	29,044
Belden, Inc. (Electronic Equipment, Instruments & Components)	263	11,669
Bio-Techne Corp. (Life Sciences Tools & Services)	228	87,081
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	808	36,247
Black Hills Corp. (Multi-Utilities)	369	24,638
Blackbaud, Inc.* (Software)	285	20,258
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	474	27,947
Brighthouse Financial, Inc.* (Insurance)	514	22,745
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,746	35,322
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	437	35,681
Brown & Brown, Inc. (Insurance)	1,377	62,942
Brunswick Corp. (Leisure Products)	457	43,584
Builders FirstSource, Inc.* (Building Products)	1,214	56,293
Cable One, Inc. (Media)	32	58,507
Cabot Corp. (Chemicals)	334	17,515
CACI International, Inc.* - Class A (IT Services)	148	36,506
Camden Property Trust (Equity Real Estate Investment Trusts)	574	63,089
Cantel Medical Corp.* (Health Care Equipment & Supplies)	221	17,645
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	888	45,288
Carlisle Cos., Inc. (Industrial Conglomerates)	313	51,514
Carter's, Inc.* (Textiles, Apparel & Luxury Goods)	259	23,033
Casey's General Stores, Inc. (Food & Staples Retailing)	217	46,913
Cathay General Bancorp (Banks)	440	17,943
CDK Global, Inc. (Software)	716	38,707
Ceridian HCM Holding, Inc.* (Software)	770	64,888
ChampionX Corp.* (Energy Equipment & Services)	1,097	23,838
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	293	84,920
Chemed Corp. (Health Care Providers & Services)	94	43,223
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	170	18,239
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	204	46,393
Ciena Corp.* (Communications Equipment)	913	49,959
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	605	35,932
Cinemark Holdings, Inc.* (Entertainment)	635	12,960
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	341	28,913
CIT Group, Inc. (Banks)	581	29,927
Clean Harbors, Inc.* (Commercial Services & Supplies)	297	24,966
Cleveland-Cliffs, Inc. (Metals & Mining)	2,700	54,297
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	172	30,408
CNO Financial Group, Inc. (Insurance)	792	19,238
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,292	18,992
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,035	85,896
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	144	36,416
Colfax Corp.* (Machinery)	678	29,703
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	180	19,013

	Shares	Value
Common Stocks, continued
Commerce Bancshares, Inc. (Banks)	620	$47,498
Commercial Metals Co. (Metals & Mining)	706	21,773
CommVault Systems, Inc.* (Software)	276	17,802
Compass Minerals International, Inc. (Metals & Mining)	200	12,544
Concentrix Corp.* (IT Services)	245	36,681
CoreLogic, Inc. (IT Services)	430	34,078
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	252	30,202
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	660	17,378
Coty, Inc.* - Class A (Personal Products)	1,669	15,038
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	874	30,896
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	140	24,203
Crane Co. (Machinery)	291	27,328
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	678	73,312
Cullen/Frost Bankers, Inc. (Banks)	331	36,000
Curtiss-Wright Corp. (Aerospace & Defense)	241	28,583
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	709	48,013
Dana, Inc. (Auto Components)	851	20,705
Darling Ingredients, Inc.* (Food Products)	956	70,343
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	166	54,850
Dick's Sporting Goods, Inc. (Specialty Retail)	387	29,470
Domtar Corp. (Paper & Forest Products)	324	11,972
Donaldson Co., Inc. (Machinery)	743	43,213
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	970	30,458
Dycom Industries, Inc.* (Construction & Engineering)	180	16,713
Eagle Materials, Inc. (Construction Materials)	247	33,199
East West Bancorp, Inc. (Banks)	833	61,475
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	233	33,384
EMCOR Group, Inc. (Construction & Engineering)	322	36,116
Emergent BioSolutions, Inc.* (Biotechnology)	266	24,714
Encompass Health Corp. (Health Care Providers & Services)	584	47,830
Energizer Holdings, Inc. (Household Products)	342	16,231
EnerSys (Electrical Equipment)	251	22,791
EPR Properties (Equity Real Estate Investment Trusts)	440	20,500
EQT Corp.* (Oil, Gas & Consumable Fuels)	1,640	30,471
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	2,399	19,576
Essent Group, Ltd. (Thrifts & Mortgage Finance)	664	31,533
Essential Utilities, Inc. (Water Utilities)	1,314	58,802
Evercore Partners, Inc. - Class A (Capital Markets)	247	32,540
Exelixis, Inc.* (Biotechnology)	1,835	41,453
F.N.B. Corp. (Banks)	1,891	24,016
FactSet Research Systems, Inc. (Capital Markets)	223	68,815
Fair Isaac Corp.* (Software)	172	83,601
Federated Hermes, Inc. - Class B (Capital Markets)	554	17,340
First American Financial Corp. (Insurance)	646	36,596
First Financial Bankshares, Inc. (Banks)	837	39,113
First Horizon Corp. (Banks)	3,267	55,245
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	760	34,800
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	499	43,563
FirstCash, Inc. (Consumer Finance)	241	15,826
Five Below, Inc.* (Specialty Retail)	329	62,770
Flowers Foods, Inc. (Food Products)	1,158	27,560
Flowserve Corp. (Machinery)	766	29,728
Fluor Corp.* (Construction & Engineering)	737	17,017
Foot Locker, Inc. (Specialty Retail)	613	34,481
Fox Factory Holding Corp.* (Auto Components)	246	31,257
FTI Consulting, Inc.* (Professional Services)	201	28,162
Fulton Financial Corp. (Banks)	955	16,264
GATX Corp. (Trading Companies & Distributors)	206	19,104
Gentex Corp. (Auto Components)	1,433	51,115
Genworth Financial, Inc.* - Class A (Insurance)	2,976	9,880
Glacier Bancorp, Inc. (Banks)	561	32,022
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	455	28,060
Graco, Inc. (Machinery)	993	71,119
Graham Holdings Co. - Class B (Diversified Consumer Services)	24	13,499
Grand Canyon Education, Inc.* (Diversified Consumer Services)	276	29,560
Greif, Inc. - Class A (Containers & Packaging)	156	8,892
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	510	18,814
Grubhub, Inc.* (Internet & Direct Marketing Retail)	549	32,940
H&R Block, Inc. (Diversified Consumer Services)	1,079	23,522
Haemonetics Corp.* (Health Care Equipment & Supplies)	299	33,192
Halozyme Therapeutics, Inc.* (Biotechnology)	748	31,184
Hancock Whitney Corp. (Banks)	510	21,425
Harley-Davidson, Inc. (Automobiles)	902	36,170
Hawaiian Electric Industries, Inc. (Electric Utilities)	642	28,524
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	822	24,923
Healthcare Services Group, Inc. (Commercial Services & Supplies)	440	12,333
HealthEquity, Inc.* (Health Care Providers & Services)	488	33,184
Helen of Troy, Ltd.* (Household Durables)	144	30,335
Herman Miller, Inc. (Commercial Services & Supplies)	347	14,279
Hexcel Corp.* (Aerospace & Defense)	492	27,552
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	611	26,236
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	390	43,087
Home BancShares, Inc. (Banks)	894	24,183
Hubbell, Inc. (Electrical Equipment)	319	59,617

	Shares	Value
Common Stocks, continued
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	888	$24,091
IAA, Inc.* (Commercial Services & Supplies)	791	43,616
ICU Medical, Inc.* (Health Care Equipment & Supplies)	116	23,831
IDACORP, Inc. (Electric Utilities)	297	29,691
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	616	42,116
Ingevity Corp.* (Chemicals)	238	17,976
Ingredion, Inc. (Food Products)	395	35,519
Insperity, Inc. (Professional Services)	209	17,502
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	417	28,811
Interactive Brokers Group, Inc. (Capital Markets)	476	34,767
InterDigital, Inc. (Communications Equipment)	181	11,484
International Bancshares Corp. (Banks)	328	15,226
Iridium Communications, Inc.* (Diversified Telecommunication Services)	695	28,669
ITT, Inc. (Machinery)	509	46,273
j2 Global, Inc.* (Software)	250	29,965
Jabil, Inc. (Electronic Equipment, Instruments & Components)	797	41,572
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	134	14,711
Janus Henderson Group PLC (Capital Markets)	1,004	31,275
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	331	54,406
JBG Smith Properties (Equity Real Estate Investment Trusts)	650	20,664
Jefferies Financial Group, Inc. (Diversified Financial Services)	1,191	35,849
JetBlue Airways Corp.* (Airlines)	1,859	37,812
John Wiley & Sons, Inc. - Class A (Media)	256	13,875
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	301	53,891
KAR Auction Services, Inc.* (Commercial Services & Supplies)	763	11,445
KB Home (Household Durables)	523	24,335
KBR, Inc. (IT Services)	828	31,787
Kemper Corp. (Insurance)	362	28,859
Kennametal, Inc. (Machinery)	491	19,625
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	623	40,887
Kinsale Capital Group, Inc. (Insurance)	126	20,765
Kirby Corp.* (Marine)	353	21,279
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	721	34,673
Kohl's Corp. (Multiline Retail)	927	55,258
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	509	47,805
Lancaster Colony Corp. (Food Products)	115	20,166
Landstar System, Inc. (Road & Rail)	226	37,304
Lear Corp. (Auto Components)	322	58,362
LendingTree, Inc.* (Thrifts & Mortgage Finance)	64	13,632
Lennox International, Inc. (Building Products)	202	62,941
LHC Group, Inc.* (Health Care Providers & Services)	186	35,565
Life Storage, Inc. (Equity Real Estate Investment Trusts)	444	38,162
Ligand Pharmaceuticals, Inc.* (Biotechnology)	98	14,940
Lincoln Electric Holdings, Inc. (Machinery)	351	43,152
Lithia Motors, Inc. - Class A (Specialty Retail)	157	61,244
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	144	38,079
LivaNova PLC* (Health Care Equipment & Supplies)	286	21,087
LiveRamp Holdings, Inc.* (IT Services)	394	20,441
Louisiana-Pacific Corp. (Paper & Forest Products)	626	34,718
Lumentum Holdings, Inc.* (Communications Equipment)	445	40,651
Manhattan Associates, Inc.* (Software)	375	44,018
ManpowerGroup, Inc. (Professional Services)	323	31,945
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)	242	42,152
Masimo Corp.* (Health Care Equipment & Supplies)	299	68,668
MasTec, Inc.* (Construction & Engineering)	332	31,108
Mattel, Inc.* (Leisure Products)	2,048	40,796
MAXIMUS, Inc. (IT Services)	361	32,143
MDU Resources Group, Inc. (Multi-Utilities)	1,180	37,300
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,412	72,608
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	162	26,576
Mercury General Corp. (Insurance)	156	9,486
Mercury Systems, Inc.* (Aerospace & Defense)	330	23,315
MGIC Investment Corp. (Thrifts & Mortgage Finance)	1,992	27,589
Minerals Technologies, Inc. (Chemicals)	199	14,989
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	325	60,262
Molina Healthcare, Inc.* (Health Care Providers & Services)	341	79,713
MSA Safety, Inc. (Commercial Services & Supplies)	214	32,104
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	275	24,802
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	849	13,932
Murphy USA, Inc. (Specialty Retail)	149	21,539
National Fuel Gas Co. (Gas Utilities)	536	26,795
National Instruments Corp. (Electronic Equipment, Instruments & Components)	774	33,425
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,031	45,436
Navient Corp. (Consumer Finance)	1,081	15,469
NCR Corp.* (Technology Hardware, Storage & Peripherals)	765	29,032
Nektar Therapeutics* (Pharmaceuticals)	1,072	21,440
Neogen Corp.* (Health Care Equipment & Supplies)	313	27,823
NetScout Systems, Inc.* (Communications Equipment)	432	12,165
Neurocrine Biosciences, Inc.* (Biotechnology)	551	53,585
New Jersey Resources Corp. (Gas Utilities)	566	22,566
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,739	34,567
NewMarket Corp. (Chemicals)	43	16,347
Nordson Corp. (Machinery)	318	63,180

	Shares	Value
Common Stocks, continued
Nordstrom, Inc.* (Multiline Retail)	640	$24,237
NorthWestern Corp. (Multi-Utilities)	298	19,430
Nu Skin Enterprises, Inc. - Class A (Personal Products)	299	15,814
NuVasive, Inc.* (Health Care Equipment & Supplies)	302	19,799
nVent Electric PLC (Electrical Equipment)	989	27,603
OGE Energy Corp. (Electric Utilities)	1,177	38,088
Old Republic International Corp. (Insurance)	1,664	36,342
Olin Corp. (Chemicals)	840	31,895
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	335	29,145
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,363	49,928
ONE Gas, Inc. (Gas Utilities)	313	24,073
Oshkosh Corp. (Machinery)	402	47,701
Owens Corning (Building Products)	617	56,820
PacWest Bancorp (Banks)	687	26,209
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	194	17,196
Park Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	1,390	29,996
Patterson Cos., Inc. (Health Care Providers & Services)	512	16,358
Paylocity Holding Corp.* (Software)	221	39,742
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	772	18,752
Penumbra, Inc.* (Health Care Equipment & Supplies)	199	53,845
Perspecta, Inc. (IT Services)	805	23,385
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,239	21,893
Pilgrim's Pride Corp.* (Food Products)	286	6,804
Pinnacle Financial Partners, Inc. (Banks)	447	39,631
PNM Resources, Inc. (Electric Utilities)	505	24,770
Polaris, Inc. (Leisure Products)	343	45,790
Post Holdings, Inc.* (Food Products)	352	37,214
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	394	20,850
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	380	58,265
Primerica, Inc. (Insurance)	231	34,146
PROG Holdings, Inc. (Consumer Finance)	398	17,229
Prosperity Bancshares, Inc. (Banks)	547	40,965
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	118	18,240
PTC, Inc.* (Software)	618	85,068
Qualys, Inc.* (Software)	198	20,746
Quidel Corp.* (Health Care Equipment & Supplies)	227	29,040
Rayonier, Inc. (Equity Real Estate Investment Trusts)	811	26,155
Regal Beloit Corp. (Electrical Equipment)	239	34,101
Reinsurance Group of America, Inc. (Insurance)	400	50,420
Reliance Steel & Aluminum Co. (Metals & Mining)	374	56,957
RenaissanceRe Holdings, Ltd. (Insurance)	298	47,755
Repligen Corp.* (Biotechnology)	300	58,323
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	773	38,959
RH* (Specialty Retail)	96	57,274
RLI Corp. (Insurance)	234	26,107
Royal Gold, Inc. (Metals & Mining)	386	41,541
RPM International, Inc. (Chemicals)	765	70,264
Ryder System, Inc. (Road & Rail)	316	23,905
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,240	21,526
Sabre Corp.* (IT Services)	1,867	27,650
Sailpoint Technologies Holding, Inc.* (Software)	538	27,244
Sanderson Farms, Inc. (Food Products)	117	18,226
Science Applications International Corp. (IT Services)	342	28,588
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	331	12,750
SEI Investments Co. (Capital Markets)	701	42,712
Selective Insurance Group, Inc. (Insurance)	352	25,534
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	382	26,358
Sensient Technologies Corp. (Chemicals)	250	19,500
Service Corp. International (Diversified Consumer Services)	997	50,897
Service Properties Trust (Equity Real Estate Investment Trusts)	970	11,504
Signature Bank (Banks)	336	75,969
Silgan Holdings, Inc. (Containers & Packaging)	460	19,334
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	258	36,396
Simpson Manufacturing Co., Inc. (Building Products)	255	26,451
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	446	20,726
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	804	33,535
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	408	28,556
SLM Corp. (Consumer Finance)	1,971	35,420
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	303	87,094
Sonoco Products Co. (Containers & Packaging)	591	37,410
Southwest Gas Holdings, Inc. (Gas Utilities)	337	23,155
Spire, Inc. (Gas Utilities)	304	22,463
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	676	28,730
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	694	18,474
STAAR Surgical Co.* (Health Care Equipment & Supplies)	274	28,882
Steel Dynamics, Inc. (Metals & Mining)	1,179	59,847
Stericycle, Inc.* (Commercial Services & Supplies)	539	36,388
Sterling Bancorp (Banks)	1,138	26,197
Stifel Financial Corp. (Capital Markets)	617	39,525
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,411	47,269
Strategic Education, Inc. (Diversified Consumer Services)	144	13,235
Sunrun, Inc.* (Electrical Equipment)	942	56,972
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	205	27,761
Syneos Health, Inc.* (Life Sciences Tools & Services)	486	36,863
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	243	27,906
Synovus Financial Corp. (Banks)	874	39,986

	Shares	Value
Common Stocks, continued
Taylor Morrison Home Corp.* (Household Durables)	758	$23,354
TCF Financial Corp. (Banks)	898	41,721
TEGNA, Inc. (Media)	1,292	24,328
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	586	13,455
Tempur Sealy International, Inc. (Household Durables)	1,123	41,058
Tenet Healthcare Corp.* (Health Care Providers & Services)	625	32,500
Teradata Corp.* (IT Services)	641	24,704
Terex Corp. (Machinery)	408	18,797
Tetra Tech, Inc. (Commercial Services & Supplies)	319	43,295
Texas Capital Bancshares, Inc.* (Banks)	297	21,063
Texas Roadhouse, Inc.* - Class A (Hotels, Restaurants & Leisure)	385	36,937
The Boston Beer Co., Inc.* - Class A (Beverages)	54	65,139
The Brink's Co. (Commercial Services & Supplies)	291	23,056
The Chemours Co. (Chemicals)	972	27,129
The Goodyear Tire & Rubber Co.* (Auto Components)	1,372	24,106
The Hain Celestial Group, Inc.* (Food Products)	482	21,015
The Hanover Insurance Group, Inc. (Insurance)	214	27,704
The Macerich Co. (Equity Real Estate Investment Trusts)	683	7,991
The Middleby Corp.* (Machinery)	327	54,200
The New York Times Co. - Class A (Media)	853	43,179
The Scotts Miracle-Gro Co. - Class A (Chemicals)	239	58,547
The Timken Co. (Machinery)	401	32,549
The Toro Co. (Machinery)	633	65,288
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,053	21,334
Thor Industries, Inc. (Automobiles)	326	43,925
Toll Brothers, Inc. (Household Durables)	659	37,385
Tootsie Roll Industries, Inc. (Food Products)	106	3,497
TopBuild Corp.* (Household Durables)	194	40,629
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	505	30,886
TreeHouse Foods, Inc.* (Food Products)	329	17,187
Trex Co., Inc.* (Building Products)	681	62,339
Tri Pointe Homes, Inc.* (Household Durables)	701	14,272
Trinity Industries, Inc. (Machinery)	483	13,761
TripAdvisor, Inc.* (Interactive Media & Services)	567	30,499
Trustmark Corp. (Banks)	373	12,555
UGI Corp. (Gas Utilities)	1,226	50,277
UMB Financial Corp. (Banks)	255	23,544
Umpqua Holdings Corp. (Banks)	1,297	22,762
United Bankshares, Inc. (Banks)	759	29,282
United States Steel Corp. (Metals & Mining)	1,544	40,406
United Therapeutics Corp.* (Biotechnology)	262	43,825
Univar Solutions, Inc.* (Trading Companies & Distributors)	996	21,454
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	252	59,666
Urban Edge Properties (Equity Real Estate Investment Trusts)	647	10,688
Urban Outfitters, Inc.* (Specialty Retail)	403	14,988
Valley National Bancorp (Banks)	2,386	32,784
Valmont Industries, Inc. (Construction & Engineering)	125	29,709
Valvoline, Inc. (Chemicals)	1,067	27,817
ViaSat, Inc.* (Communications Equipment)	383	18,411
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	780	18,782
Visteon Corp.* (Auto Components)	164	20,000
Vontier Corp.* (Electronic Equipment, Instruments & Components)	991	29,998
Washington Federal, Inc. (Thrifts & Mortgage Finance)	436	13,429
Watsco, Inc. (Trading Companies & Distributors)	193	50,325
Webster Financial Corp. (Banks)	531	29,263
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	706	18,998
Werner Enterprises, Inc. (Road & Rail)	336	15,849
WEX, Inc.* (IT Services)	260	54,398
Williams-Sonoma, Inc. (Specialty Retail)	451	80,820
Wingstop, Inc. (Hotels, Restaurants & Leisure)	175	22,255
Wintrust Financial Corp. (Banks)	335	25,393
Woodward, Inc. (Machinery)	345	41,617
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	371	13,059
World Wrestling Entertainment, Inc. - Class A (Entertainment)	275	14,922
Worthington Industries, Inc. (Metals & Mining)	203	13,619
WW International, Inc.* (Diversified Consumer Services)	280	8,758
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	548	38,239
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	982	23,833
XPO Logistics, Inc.* (Air Freight & Logistics)	601	74,103
Yelp, Inc.* (Interactive Media & Services)	415	16,185
YETI Holdings, Inc.* (Leisure Products)	441	31,845
TOTAL COMMON STOCKS (Cost $8,905,384)		13,294,706

	Principal Amount	Value
Repurchase Agreements(a)(b) (29.1%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $5,540,000	$5,540,000	$5,540,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,540,000)		5,540,000

TOTAL INVESTMENT SECURITIES (Cost $14,445,384) - 99.0%		18,834,706
Net other assets (liabilities) - 1.0%		195,991

NET ASSETS - 100.0%		$19,030,697

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2021, the aggregate amount held in a segregated account was $3,110,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	4/27/21	0.54%	$11,597,787	$137,945
SPDR S&P MidCap 400 ETF	Goldman Sachs International	4/27/21	0.29%	3,554,183	47,122
				$15,151,970	$185,067

S&P MidCap 400	UBS AG	4/27/21	0.44%	$6,646,517	$75,309
SPDR S&P MidCap 400 ETF	UBS AG	4/27/21	0.39%	2,875,563	38,109
				$9,522,080	$113,418
				$24,674,050	$298,485

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraMid-Cap invested in the following industries as of March 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$132,999	0.7%
Air Freight & Logistics	74,103	0.4%
Airlines	37,812	0.2%
Auto Components	229,988	1.2%
Automobiles	80,095	0.4%
Banks	995,426	5.3%
Beverages	65,139	0.3%
Biotechnology	308,539	1.6%
Building Products	264,844	1.4%
Capital Markets	304,381	1.6%
Chemicals	355,858	1.9%
Commercial Services & Supplies	241,482	1.3%
Communications Equipment	132,670	0.7%
Construction & Engineering	186,375	1.0%
Construction Materials	33,199	0.2%
Consumer Finance	83,944	0.4%
Containers & Packaging	119,896	0.6%
Diversified Consumer Services	151,135	0.8%
Diversified Financial Services	35,849	0.2%
Diversified Telecommunication Services	28,669	0.2%
Electric Utilities	141,633	0.7%
Electrical Equipment	236,064	1.2%
Electronic Equipment, Instruments & Components	438,792	2.3%
Energy Equipment & Services	23,838	0.1%
Entertainment	27,882	0.1%
Equity Real Estate Investment Trusts	1,157,315	6.1%
Food & Staples Retailing	120,448	0.6%
Food Products	257,531	1.4%
Gas Utilities	169,329	1.0%
Health Care Equipment & Supplies	436,105	2.4%
Health Care Providers & Services	369,418	1.9%
Hotels, Restaurants & Leisure	373,968	2.0%
Household Durables	211,368	1.1%
Household Products	16,231	0.1%
Industrial Conglomerates	51,514	0.3%
Insurance	556,884	2.9%
Interactive Media & Services	46,684	0.2%
Internet & Direct Marketing Retail	32,940	0.2%
IT Services	383,091	2.0%
Leisure Products	162,015	0.9%
Life Sciences Tools & Services	293,705	1.5%
Machinery	699,379	3.6%
Marine	21,279	0.1%
Media	139,889	0.7%
Metals & Mining	300,984	1.6%
Multiline Retail	108,640	0.6%
Multi-Utilities	81,368	0.4%
Oil, Gas & Consumable Fuels	147,159	0.8%
Paper & Forest Products	46,690	0.2%
Personal Products	30,852	0.2%
Pharmaceuticals	75,846	0.4%
Professional Services	107,386	0.6%
Real Estate Management & Development	53,891	0.3%
Road & Rail	133,783	0.7%
Semiconductors & Semiconductor Equipment	524,351	2.8%
Software	498,255	2.6%
Specialty Retail	418,520	2.1%
Technology Hardware, Storage & Peripherals	52,865	0.3%
Textiles, Apparel & Luxury Goods	175,719	0.9%
Thrifts & Mortgage Finance	120,750	0.6%
Trading Companies & Distributors	115,685	0.6%
Water Utilities	58,802	0.3%
Wireless Telecommunication Services	13,455	0.1%
Other**	5,735,991	30.1%
Total	$19,030,697	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2021 :: ProFund VP UltraNasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (78.3%)
Activision Blizzard, Inc. (Entertainment)	9,900	$920,700
Adobe, Inc.* (Software)	6,117	2,907,838
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	15,481	1,215,259
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,809	429,524
Align Technology, Inc.* (Health Care Equipment & Supplies)	1,011	547,487
Alphabet, Inc.* - Class A (Interactive Media & Services)	2,525	5,207,863
Alphabet, Inc.* - Class C (Interactive Media & Services)	2,751	5,690,801
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	4,229	13,084,865
American Electric Power Co., Inc. (Electric Utilities)	6,346	537,506
Amgen, Inc. (Biotechnology)	7,384	1,837,214
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	4,714	731,047
ANSYS, Inc.* (Software)	1,109	376,572
Apple, Inc. (Technology Hardware, Storage & Peripherals)	140,973	17,219,852
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	11,724	1,566,326
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	993	613,038
Atlassian Corp. PLC* - Class A (Software)	1,700	358,292
Autodesk, Inc.* (Software)	2,810	778,792
Automatic Data Processing, Inc. (IT Services)	5,468	1,030,554
Baidu, Inc.*ADR (Interactive Media & Services)	3,468	754,463
Biogen, Inc.* (Biotechnology)	1,947	544,673
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	523	1,218,507
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	5,217	2,418,914
Cadence Design Systems, Inc.* (Software)	3,565	488,369
CDW Corp. (Electronic Equipment, Instruments & Components)	1,802	298,682
Cerner Corp. (Health Care Technology)	3,914	281,338
Charter Communications, Inc.* - Class A (Media)	2,476	1,527,742
Check Point Software Technologies, Ltd.* (Software)	1,792	200,650
Cintas Corp. (Commercial Services & Supplies)	1,342	458,038
Cisco Systems, Inc. (Communications Equipment)	53,947	2,789,599
Cognizant Technology Solutions Corp. - Class A (IT Services)	6,780	529,654
Comcast Corp. - Class A (Media)	58,412	3,160,673
Copart, Inc.* (Commercial Services & Supplies)	3,020	328,002
Costco Wholesale Corp. (Food & Staples Retailing)	5,661	1,995,389
CSX Corp. (Road & Rail)	9,743	939,421
DexCom, Inc.* (Health Care Equipment & Supplies)	1,229	441,690
DocuSign, Inc.* (Software)	2,384	482,641
Dollar Tree, Inc.* (Multiline Retail)	3,005	343,952
eBay, Inc. (Internet & Direct Marketing Retail)	8,696	532,543
Electronic Arts, Inc. (Entertainment)	3,675	497,485
Exelon Corp. (Electric Utilities)	12,476	545,701
Facebook, Inc.* - Class A (Interactive Media & Services)	20,199	5,949,212
Fastenal Co. (Trading Companies & Distributors)	7,341	369,105
Fiserv, Inc.* (IT Services)	8,554	1,018,268
Fox Corp. - Class A (Media)	4,272	154,262
Fox Corp. - Class B (Media)	3,274	114,361
Gilead Sciences, Inc. (Biotechnology)	16,057	1,037,764
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	1,092	534,327
Illumina, Inc.* (Life Sciences Tools & Services)	1,864	715,888
Incyte Corp.* (Biotechnology)	2,809	228,287
Intel Corp. (Semiconductors & Semiconductor Equipment)	51,918	3,322,753
Intuit, Inc. (Software)	3,500	1,340,710
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,504	1,111,365
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	10,615	895,163
Keurig Dr Pepper, Inc. (Beverages)	17,982	618,041
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,969	650,558
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,826	1,086,908
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	1,600	490,736
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	4,145	613,916
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	8,584	420,444
Match Group, Inc.* (Interactive Media & Services)	3,437	472,175
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	3,425	312,942
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	637	937,753
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,438	533,646
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	14,295	1,260,962
Microsoft Corp. (Software)	63,342	14,934,143
Moderna, Inc.* (Biotechnology)	5,108	668,893
Mondelez International, Inc. - Class A (Food Products)	18,046	1,056,232
Monster Beverage Corp.* (Beverages)	6,746	614,493
NetEase, Inc.ADR (Entertainment)	3,828	395,279
Netflix, Inc.* (Entertainment)	5,659	2,952,074

	Shares	Value
Common Stocks, continued
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	7,922	$4,229,794
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	3,540	712,744
Okta, Inc.* (IT Services)	1,549	341,446
O'Reilly Automotive, Inc.* (Specialty Retail)	897	455,003
PACCAR, Inc. (Machinery)	4,434	412,007
Paychex, Inc. (IT Services)	4,611	451,970
PayPal Holdings, Inc.* (IT Services)	14,967	3,634,586
Peloton Interactive, Inc.* - Class A (Leisure Products)	3,369	378,810
PepsiCo, Inc. (Beverages)	17,629	2,493,623
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	4,414	590,946
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	14,516	1,924,676
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,345	636,373
Ross Stores, Inc. (Specialty Retail)	4,555	546,190
Seagen, Inc.* (Biotechnology)	2,315	321,461
Sirius XM Holdings, Inc. (Media)	52,901	322,167
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	2,108	386,776
Splunk, Inc.* (Software)	2,067	280,037
Starbucks Corp. (Hotels, Restaurants & Leisure)	15,047	1,644,186
Synopsys, Inc.* (Software)	1,947	482,428
Tesla, Inc.* (Automobiles)	9,975	6,662,602
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	11,763	2,223,089
The Kraft Heinz Co. (Food Products)	15,630	625,200
T-Mobile US, Inc.* (Wireless Telecommunication Services)	15,881	1,989,730
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	6,732	266,789
VeriSign, Inc.* (IT Services)	1,445	287,208
Verisk Analytics, Inc. - Class A (Professional Services)	2,080	367,515
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,322	713,865
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	11,041	606,151
Workday, Inc.* - Class A (Software)	2,300	571,389
Xcel Energy, Inc. (Electric Utilities)	6,871	456,990
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	3,134	388,303
Zoom Video Communications, Inc.* - Class A (Software)	2,605	836,960
TOTAL COMMON STOCKS (Cost $89,263,884)		156,883,330

	Principal Amount	Value
Repurchase Agreements(a)(b) (21.6%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $43,399,000	$43,399,000	$43,399,000
TOTAL REPURCHASE AGREEMENTS (Cost $43,399,000)		43,399,000

TOTAL INVESTMENT SECURITIES
(Cost $132,662,884) - 99.9%		200,282,330
Net other assets (liabilities) - 0.1%		198,673

NET ASSETS - 100.0%		$200,481,003

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2021, the aggregate amount held in a segregated account was $27,554,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
ADR	American Depositary Receipt
NYS	New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq 100 Futures Contracts	62	6/21/21	$16,231,290	$240,621

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	4/27/21	0.44%	$34,016,635	$342,373
Nasdaq-100 Index	Goldman Sachs International	4/27/21	0.64%	104,624,848	1,006,512
				$138,641,483	$1,348,885

Invesco QQQ Trust, Series 1 ETF	UBS AG	4/27/21	0.49%	$12,367,741	$124,446
Nasdaq-100 Index	UBS AG	4/27/21	0.89%	78,502,820	737,977
				$90,870,561	$862,423
				$229,512,044	$2,211,308

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraNasdaq-100 invested in the following industries as of March 31, 2021:
	Value	% of Net Assets
Automobiles	$6,662,602	3.3%
Beverages	3,726,157	1.9%
Biotechnology	6,418,054	3.2%
Commercial Services & Supplies	786,040	0.4%
Communications Equipment	2,789,599	1.4%
Electric Utilities	1,540,197	0.8%
Electronic Equipment, Instruments & Components	298,682	0.1%
Entertainment	4,765,538	2.4%
Food & Staples Retailing	2,601,540	1.3%
Food Products	1,681,432	0.8%
Health Care Equipment & Supplies	2,634,869	1.3%
Health Care Technology	281,338	0.1%
Hotels, Restaurants & Leisure	2,258,102	1.1%
Interactive Media & Services	18,074,514	9.0%
Internet & Direct Marketing Retail	17,526,566	8.8%
IT Services	7,293,686	3.6%
Leisure Products	378,810	0.2%
Life Sciences Tools & Services	715,888	0.4%
Machinery	412,007	0.2%
Media	5,279,205	2.6%
Multiline Retail	343,952	0.2%
Professional Services	367,515	0.2%
Road & Rail	939,421	0.4%
Semiconductors & Semiconductor Equipment	23,998,179	12.0%
Software	24,038,821	12.1%
Specialty Retail	1,001,193	0.5%
Technology Hardware, Storage & Peripherals	17,219,852	8.6%
Textiles, Apparel & Luxury Goods	490,736	0.2%
Trading Companies & Distributors	369,105	0.2%
Wireless Telecommunication Services	1,989,730	1.0%
Other**	43,597,673	21.7%
Total	$200,481,003	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2021 :: ProFund VP UltraShort Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a) (74.0%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $4,000	$4,000	$4,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,000)		4,000

TOTAL INVESTMENT SECURITIES (Cost $4,000) - 74.0%		4,000
Net other assets (liabilities) - 26.0%		1,403

NET ASSETS - 100.0%		$5,403

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	4/27/21	(0.29)%	$(8,448)	$48
Dow Jones Industrial Average	UBS AG	4/27/21	(0.29)%	(2,309)	6
				$(10,757)	$54

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2021 :: ProFund VP UltraShort Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (81.2%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $191,000	$191,000	$191,000
TOTAL REPURCHASE AGREEMENTS (Cost $191,000)		191,000

TOTAL INVESTMENT SECURITIES (Cost $191,000) - 81.2%		191,000
Net other assets (liabilities) - 18.8%		44,142

NET ASSETS - 100.0%		$235,142

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2021, the aggregate amount held in a segregated account was $166,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	4/27/21	(0.39)%	$(50,969)	$(491)
Nasdaq-100 Index	UBS AG	4/27/21	(0.24)%	(419,539)	(2,030)
				$(470,508)	$(2,521)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2021 :: ProFund VP UltraSmall-Cap ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (49.9%)
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	131	$3,617
1Life Healthcare, Inc.* (Health Care Providers & Services)	403	15,749
1st Constitution Bancorp (Banks)	46	810
1st Source Corp. (Banks)	84	3,997
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	622	17,069
4D Molecular Therapeutics, Inc.* (Biotechnology)	40	1,735
89bio, Inc.* (Biotechnology)	43	1,018
8x8, Inc.* (Software)	547	17,745
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	37	1,795
A10 Networks, Inc.* (Software)	307	2,950
AAON, Inc. (Building Products)	211	14,772
AAR Corp.* (Aerospace & Defense)	172	7,164
Aaron's Co., Inc. (The) (Specialty Retail)	173	4,443
Abeona Therapeutics, Inc.* (Biotechnology)	310	583
Abercrombie & Fitch Co.* - Class A (Specialty Retail)	320	10,979
ABM Industries, Inc. (Commercial Services & Supplies)	344	17,547
Acacia Research Corp.* (Professional Services)	244	1,623
Academy Sports & Outdoors, Inc.* (Leisure Products)	154	4,156
Acadia Realty Trust (Equity Real Estate Investment Trusts)	435	8,252
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	258	2,820
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	168	1,398
ACCO Brands Corp. (Commercial Services & Supplies)	474	4,001
Accolade, Inc.* (Health Care Technology)	164	7,441
Accuray, Inc.* (Health Care Equipment & Supplies)	471	2,331
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	517	879
ACI Worldwide, Inc.* (Software)	588	22,373
ACNB Corp. (Banks)	43	1,260
Acushnet Holdings Corp. (Leisure Products)	176	7,274
Acutus Medical, Inc.* (Health Care Equipment & Supplies)	74	989
Adams Resources & Energy, Inc. (Oil, Gas & Consumable Fuels)	11	308
AdaptHealth Corp.* (Health Care Providers & Services)	385	14,153
Addus Homecare Corp.* (Health Care Providers & Services)	76	7,949
Adient PLC* (Auto Components)	485	21,436
ADMA Biologics, Inc.* (Biotechnology)	338	595
Adtalem Global Education, Inc.* (Diversified Consumer Services)	259	10,240
ADTRAN, Inc. (Communications Equipment)	245	4,087
Advanced Drainage Systems, Inc. (Building Products)	289	29,880
Advanced Emissions Solutions, Inc.* (Chemicals)	81	446
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	195	21,288
AdvanSix, Inc.* (Chemicals)	141	3,782
Adverum Biotechnologies, Inc.* (Biotechnology)	457	4,506
Aegion Corp.* (Construction & Engineering)	156	4,485
Aeglea BioTherapeutics, Inc.* (Biotechnology)	232	1,837
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	188	3,360
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	371	17,423
AeroVironment, Inc.* (Aerospace & Defense)	111	12,883
Affimed NV* (Biotechnology)	579	4,580
Agenus, Inc.* (Biotechnology)	807	2,195
Agile Therapeutics, Inc.* (Pharmaceuticals)	348	724
Agilysys, Inc.* (Software)	98	4,700
Agree Realty Corp. (Equity Real Estate Investment Trusts)	320	21,539
Agrify Corp.* (Machinery)	32	399
AgroFresh Solutions, Inc.* (Chemicals)	158	316
Air Transport Services Group, Inc.* (Air Freight & Logistics)	302	8,837
Akebia Therapeutics, Inc.* (Biotechnology)	735	2,488
Akerna Corp.* (Professional Services)	102	504
Akero Therapeutics, Inc.* (Biotechnology)	69	2,002
Akouos, Inc.* (Biotechnology)	126	1,748
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	186	2,481
Alamo Group, Inc. (Machinery)	51	7,964
Alarm.com Holdings, Inc.* (Software)	244	21,077
Alaska Communications Systems Group, Inc. (Diversified Telecommunication Services)	269	874
Albany International Corp. - Class A (Machinery)	158	13,188
Albireo Pharma, Inc.* (Biotechnology)	87	3,067
Alcoa Corp.* (Metals & Mining)	961	31,224
Alector, Inc.* (Biotechnology)	238	4,793
Alerus Financial Corp. (Diversified Financial Services)	76	2,263
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	371	6,229
Alexander's, Inc. (Equity Real Estate Investment Trusts)	11	3,050
Alico, Inc. (Food Products)	27	806
Aligos Therapeutics, Inc.* (Biotechnology)	54	1,228
Allakos, Inc.* (Biotechnology)	135	15,495
Allegheny Technologies, Inc.* (Metals & Mining)	651	13,710
Allegiance Bancshares, Inc. (Banks)	97	3,932
Allegiant Travel Co.* (Airlines)	67	16,352
ALLETE, Inc. (Electric Utilities)	267	17,940
Allied Motion Technologies, Inc. (Electrical Equipment)	38	1,951
Allogene Therapeutics, Inc.* (Biotechnology)	277	9,778
Allovir, Inc.* (Biotechnology)	152	3,557
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	807	12,117

	Shares	Value
Common Stocks, continued
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	108	$3,532
Alpha Pro Tech, Ltd.* (Building Products)	63	615
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	283	4,469
Alpine Income Property Trust, Inc. (Equity Real Estate Investment Trusts)	34	590
Alset EHome International, Inc.* (Real Estate Management & Development)	11	127
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	89	1,157
Altabancorp (Banks)	82	3,447
Altair Engineering, Inc.* - Class A (Software)	223	13,953
Altisource Portfolio Solutions S.A.* (Real Estate Management & Development)	24	221
Altra Industrial Motion Corp. (Machinery)	331	18,311
ALX Oncology Holdings, Inc.* (Biotechnology)	90	6,637
Amalgamated Financial Corp. (Banks)	68	1,128
A-Mark Precious Metals, Inc. (Diversified Financial Services)	26	936
Ambac Financial Group, Inc.* (Insurance)	233	3,900
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	174	17,468
AMC Entertainment Holdings, Inc.*(a) - Class A (Entertainment)	1,946	19,868
AMC Networks, Inc.*(a) - Class A (Media)	146	7,761
Amerant Bancorp, Inc.* (Banks)	116	2,154
Ameresco, Inc.* - Class A (Construction & Engineering)	127	6,176
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	258	8,370
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	577	5,574
American Eagle Outfitters, Inc. (Specialty Retail)	774	22,632
American Equity Investment Life Holding Co. (Insurance)	466	14,693
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	560	5,499
American National Bankshares, Inc. (Banks)	55	1,819
American Outdoor Brands, Inc.* (Leisure Products)	71	1,789
American Public Education, Inc.* (Diversified Consumer Services)	74	2,637
American Realty Investors, Inc.* (Real Estate Management & Development)	6	53
American Software, Inc. - Class A (Software)	156	3,229
American States Water Co. (Water Utilities)	189	14,292
American Superconductor Corp.* (Electrical Equipment)	138	2,616
American Vanguard Corp. (Chemicals)	148	3,021
American Woodmark Corp.* (Building Products)	87	8,576
America's Car-Mart, Inc.* (Specialty Retail)	31	4,723
Ameris Bancorp (Banks)	340	17,853
AMERISAFE, Inc. (Insurance)	98	6,272
Ames National Corp. (Banks)	45	1,151
Amicus Therapeutics, Inc.* (Biotechnology)	1,320	13,042
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	512	12,140
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	239	17,614
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	509	3,426
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	187	3,426
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	547	10,448
AnaptysBio, Inc.* (Biotechnology)	110	2,371
Anavex Life Sciences Corp.* (Biotechnology)	300	4,485
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	188	4,399
Angion Biomedica Corp.* (Pharmaceuticals)	30	542
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	48	1,735
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	72	2,937
Annexon, Inc.* (Biotechnology)	137	3,814
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	843	3,465
Anterix, Inc.* (Diversified Telecommunication Services)	57	2,688
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	1,246	12,709
Apellis Pharmaceuticals, Inc.* (Biotechnology)	308	13,216
API Group Corp.* (Construction & Engineering)	719	14,869
Apogee Enterprises, Inc. (Building Products)	132	5,396
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	723	10,100
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	104	2,817
Appfolio, Inc.* (Software)	84	11,878
Appian Corp.* (Software)	183	24,330
Applied Genetic Technologies Corp.* (Biotechnology)	220	1,115
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	198	18,052
Applied Molecular Transport, Inc.* (Biotechnology)	114	5,017
Applied Optoelectronics, Inc.* (Communications Equipment)	111	928
Applied Therapeutics, Inc.* (Biotechnology)	79	1,482
Aprea Therapeutics, Inc.* (Biotechnology)	37	189
Apria, Inc.* (Health Care Providers & Services)	39	1,089
Aptinyx, Inc.* (Biotechnology)	175	525
Apyx Medical Corp.* (Health Care Equipment & Supplies)	172	1,662
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	102	530
Aravive, Inc.* (Biotechnology)	62	409
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	592	9,413
ArcBest Corp. (Road & Rail)	129	9,078
Arch Resources, Inc.* (Oil, Gas & Consumable Fuels)	78	3,245
Archrock, Inc. (Energy Equipment & Services)	666	6,320
Arconic Corp.* (Metals & Mining)	511	12,974
Arcosa, Inc. (Construction & Engineering)	249	16,207

	Shares	Value
Common Stocks, continued
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	103	$4,254
Arcus Biosciences, Inc.* (Biotechnology)	216	6,065
Arcutis Biotherapeutics, Inc.* (Biotechnology)	119	3,443
Ardelyx, Inc.* (Biotechnology)	380	2,516
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	172	781
Arena Pharmaceuticals, Inc.* (Biotechnology)	298	20,678
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	158	2,168
Argan, Inc. (Construction & Engineering)	76	4,055
Argo Group International Holdings, Ltd. (Insurance)	167	8,403
Arlington Asset Investment Corp.* - Class A (Capital Markets)	170	687
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	406	2,550
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	296	3,712
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	328	4,002
Arrow Financial Corp. (Banks)	68	2,265
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	525	34,812
Artesian Resources Corp. - Class A (Water Utilities)	41	1,615
Artisan Partners Asset Management, Inc. (Capital Markets)	290	15,129
Arvinas, Inc.* (Pharmaceuticals)	186	12,295
Asbury Automotive Group, Inc.* (Specialty Retail)	99	19,454
ASGN, Inc.* (Professional Services)	261	24,909
Aspen Aerogels, Inc.* (Energy Equipment & Services)	106	2,156
Aspen Group, Inc.* (Diversified Consumer Services)	114	684
Aspira Women's Health, Inc.*(a) (Health Care Equipment & Supplies)	437	2,950
Assembly Biosciences, Inc.* (Pharmaceuticals)	157	722
Assetmark Financial Holdings, Inc.* (Capital Markets)	84	1,961
Associated Capital Group, Inc. - Class A (Capital Markets)	9	323
Astec Industries, Inc. (Machinery)	115	8,673
Astronics Corp.* (Aerospace & Defense)	122	2,201
Asure Software, Inc.* (Software)	83	634
At Home Group, Inc.* (Specialty Retail)	278	7,979
Atara Biotherapeutics, Inc.* (Biotechnology)	411	5,902
Atea Pharmaceuticals, Inc.* (Biotechnology)	74	4,570
Athenex, Inc.* (Biotechnology)	364	1,565
Athersys, Inc.*(a) (Biotechnology)	890	1,602
Athira Pharma, Inc.* (Pharmaceuticals)	71	1,306
Atkore, Inc.* (Electrical Equipment)	240	17,256
Atlantic Capital Bancshares, Inc.* (Banks)	104	2,506
Atlantic Power Corp.* (Independent Power and Renewable Electricity Producers)	446	1,289
Atlantic Union Bankshares (Banks)	400	15,344
Atlanticus Holdings Corp.* (Consumer Finance)	26	789
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	132	7,978
ATN International, Inc. (Diversified Telecommunication Services)	57	2,800
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	93	2,279
Atreca, Inc.* - Class A (Biotechnology)	148	2,269
AtriCure, Inc.* (Health Care Equipment & Supplies)	224	14,676
Atrion Corp. (Health Care Equipment & Supplies)	7	4,489
Auburn National BanCorp, Inc. (Banks)	12	460
Avalon GloboCare Corp.* (Health Care Providers & Services)	103	110
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	244	10,673
Avaya Holdings Corp.* - Class C (Software)	430	12,053
Avenue Therapeutics, Inc.* (Pharmaceuticals)	34	206
AVEO Pharmaceuticals, Inc.* (Biotechnology)	112	820
Avid Bioservices, Inc.* (Biotechnology)	310	5,651
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	162	3,420
Avidity Biosciences, Inc.* (Biotechnology)	156	3,402
Avient Corp. (Chemicals)	469	22,170
Avis Budget Group, Inc.* (Road & Rail)	270	19,586
Avista Corp. (Multi-Utilities)	353	16,856
Avrobio, Inc.* (Biotechnology)	182	2,310
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	171	7,026
Axcella Health, Inc.* (Biotechnology)	79	376
AxoGen, Inc.* (Health Care Equipment & Supplies)	191	3,870
Axonics Modulation Technologies, Inc.* (Health Care Equipment & Supplies)	155	9,283
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	294	13,821
Axsome Therapeutics, Inc.* (Pharmaceuticals)	142	8,040
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	203	2,367
Aytu BioPharma, Inc.* (Pharmaceuticals)	112	851
Aziyo Biologics, Inc.* - Class A (Biotechnology)	11	152
AZZ, Inc. (Electrical Equipment)	130	6,546
B Riley Financial, Inc. (Capital Markets)	103	5,807
B&G Foods, Inc.(a) - Class A (Food Products)	327	10,157
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	150	13,961
Balchem Corp. (Chemicals)	165	20,693
Bally's Corp.* (Hotels, Restaurants & Leisure)	92	5,978
Banc of California, Inc. (Banks)	229	4,140
BancFirst Corp. (Banks)	96	6,786
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	159	2,406
BancorpSouth Bank (Banks)	508	16,500
Bandwidth, Inc.* (Diversified Telecommunication Services)	98	12,421
Bank First Corp. (Banks)	32	2,400
Bank of Commerce Holdings (Banks)	82	1,046
Bank of Marin Bancorp (Banks)	68	2,663
Bank7 Corp. (Thrifts & Mortgage Finance)	14	247

	Shares	Value
Common Stocks, continued
BankFinancial Corp. (Thrifts & Mortgage Finance)	68	$702
BankUnited, Inc. (Banks)	471	20,700
Bankwell Financial Group, Inc. (Banks)	34	916
Banner Corp. (Banks)	178	9,493
Bar Harbor Bankshares (Banks)	76	2,236
Barnes Group, Inc. (Machinery)	241	11,939
Barrett Business Services, Inc. (Professional Services)	39	2,686
BayCom Corp.* (Banks)	55	991
BCB Bancorp, Inc. (Banks)	74	1,021
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	280	14,650
Beam Therapeutics, Inc.* (Biotechnology)	205	16,408
Beazer Homes USA, Inc.* (Household Durables)	146	3,054
Bed Bath & Beyond, Inc.* (Specialty Retail)	623	18,160
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	51	1,014
Belden, Inc. (Electronic Equipment, Instruments & Components)	227	10,072
Bellerophon Therapeutics, Inc.* (Health Care Equipment & Supplies)	23	119
BellRing Brands, Inc.* - Class A (Personal Products)	204	4,816
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	187	5,782
Benefitfocus, Inc.* (Software)	149	2,058
Berkshire Hills Bancorp, Inc. (Banks)	232	5,178
Berry Corp. (Oil, Gas & Consumable Fuels)	348	1,917
Beyond Air, Inc.* (Health Care Equipment & Supplies)	85	468
Beyondspring, Inc.* (Biotechnology)	98	1,085
BGC Partners, Inc. - Class A (Capital Markets)	1,590	7,680
BGSF, Inc. (Professional Services)	50	700
Big Lots, Inc. (Multiline Retail)	191	13,045
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	5	664
BioAtla, Inc.* (Biotechnology)	59	3,000
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	906	9,214
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	460	1,799
Biodesix, Inc.* (Health Care Providers & Services)	16	325
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	247	16,882
Biolife Solutions, Inc.* (Health Care Equipment & Supplies)	72	2,592
BioSig Technologies, Inc.* (Health Care Equipment & Supplies)	128	552
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	39	596
Bioxcel Therapeutics, Inc.* (Biotechnology)	66	2,849
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	113	6,563
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	703	31,537
Black Diamond Therapeutics, Inc.* (Biotechnology)	93	2,256
Black Hills Corp. (Multi-Utilities)	323	21,567
Blackbaud, Inc.* (Software)	250	17,770
Blackline, Inc.* (Software)	261	28,291
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	715	22,164
Bloom Energy Corp.* (Electrical Equipment)	455	12,308
Bloomin' Brands, Inc.* (Hotels, Restaurants & Leisure)	450	12,173
Blucora, Inc.* (Capital Markets)	247	4,110
Blue Bird Corp.* (Machinery)	80	2,002
Bluegreen Vacations Corp. (Hotels, Restaurants & Leisure)	27	291
Bluegreen Vacations Holding Corp.* (Hotels, Restaurants & Leisure)	64	1,187
Blueprint Medicines Corp.* (Biotechnology)	284	27,612
Bluerock Residential Growth REIT, Inc. (Equity Real Estate Investment Trusts)	114	1,153
BM Technologies, Inc.* (IT Services)	23	268
Bogota Financial Corp.* (Thrifts & Mortgage Finance)	30	308
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	225	3,166
Boise Cascade Co. (Paper & Forest Products)	201	12,026
Bolt Biotherapeutics, Inc.* (Biotechnology)	65	2,139
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	107	3,823
Boot Barn Holdings, Inc.* (Specialty Retail)	147	9,160
Boston Omaha Corp.* - Class A (Media)	67	1,981
Boston Private Financial Holdings, Inc. (Banks)	420	5,594
Bottomline Technologies, Inc.* (Software)	228	10,317
Box, Inc.* - Class A (Software)	736	16,899
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	417	24,586
Brady Corp. - Class A (Commercial Services & Supplies)	242	12,935
BrainStorm Cell Therapeutics, Inc.* (Biotechnology)	157	601
Bridgebio Pharma, Inc.* (Biotechnology)	483	29,752
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	111	1,793
Bridgford Foods Corp.* (Food Products)	9	140
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	218	3,192
Brightcove, Inc.* (IT Services)	203	4,084
Brightsphere Investment Group, Inc. (Capital Markets)	315	6,420
BrightView Holdings, Inc.* (Commercial Services & Supplies)	210	3,543
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	233	16,557
Bristow Group, Inc.* (Energy Equipment & Services)	33	854
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts)	660	6,904
Broadstone Net Lease, Inc. (Equity Real Estate Investment Trusts)	182	3,331
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	942	5,699
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	163	12,448
Brookfield Renewable Corp. - Class A (Equity Real Estate Investment Trusts)	660	30,888
Brookline Bancorp, Inc. (Banks)	398	5,970
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	373	30,455
BRP Group, Inc.* - Class A (Insurance)	218	5,941

	Shares	Value
Common Stocks, continued
BRT Apartments Corp. (Equity Real Estate Investment Trusts)	54	$909
Bryn Mawr Bank Corp. (Banks)	101	4,597
Builders FirstSource, Inc.* (Building Products)	1,046	48,503
Business First Bancshares, Inc. (Banks)	99	2,369
Byline Bancorp, Inc. (Banks)	125	2,644
C&F Financial Corp. (Banks)	18	797
C4 Therapeutics, Inc.* (Biotechnology)	55	2,034
Cabaletta Bio, Inc.* (Biotechnology)	66	733
Cactus, Inc. - Class A (Energy Equipment & Services)	244	7,471
Cadence Bancorp (Banks)	633	13,122
Cadiz, Inc.* (Water Utilities)	105	1,007
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	924	80,804
Caesarstone, Ltd. (Building Products)	114	1,565
CAI International, Inc. (Trading Companies & Distributors)	85	3,869
CalAmp Corp.* (Communications Equipment)	175	1,899
Calavo Growers, Inc. (Food Products)	85	6,599
Caledonia Mining Corp. PLC (Metals & Mining)	60	857
Caleres, Inc. (Specialty Retail)	187	4,077
California Bancorp, Inc.* (Banks)	39	695
California Water Service Group (Water Utilities)	254	14,310
Calithera Biosciences, Inc.* (Biotechnology)	337	816
Calix, Inc.* (Communications Equipment)	270	9,358
Callaway Golf Co. (Leisure Products)	479	12,813
Cal-Maine Foods, Inc.* (Food Products)	190	7,300
Calyxt, Inc.* (Biotechnology)	53	319
Cambium Networks Corp.* (Communications Equipment)	42	1,962
Cambridge Bancorp (Banks)	33	2,783
Camden National Corp. (Banks)	76	3,637
Camping World Holdings, Inc. - Class A (Specialty Retail)	168	6,112
Cannae Holdings, Inc.* (Diversified Financial Services)	443	17,551
Cantel Medical Corp.* (Health Care Equipment & Supplies)	195	15,569
Capital Bancorp, Inc.* (Banks)	41	791
Capital City Bank Group, Inc. (Banks)	69	1,795
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	669	8,861
Capstar Financial Holdings, Inc. (Banks)	82	1,415
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	489	3,046
Cara Therapeutics, Inc.* (Biotechnology)	211	4,581
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	202	7,745
Cardlytics, Inc.* (Media)	153	16,784
Cardtronics PLC* - Class A (IT Services)	185	7,178
CareDx, Inc.* (Biotechnology)	258	17,567
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	490	11,410
Cargurus, Inc.* (Interactive Media & Services)	450	10,724
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	175	2,499
Carpenter Technology Corp. (Metals & Mining)	244	10,041
Carriage Services, Inc. (Diversified Consumer Services)	85	2,991
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	179	1,071
Cars.com, Inc.* (Interactive Media & Services)	346	4,484
Carter Bankshares, Inc.* (Banks)	116	1,619
Casa Systems, Inc.* (Communications Equipment)	163	1,553
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	250	15,893
CASI Pharmaceuticals, Inc.* (Biotechnology)	339	814
Casper Sleep, Inc.* (Household Durables)	130	941
Cass Information Systems, Inc. (IT Services)	73	3,378
Cassava Sciences, Inc.* (Pharmaceuticals)	168	7,552
Castle Biosciences, Inc.* (Biotechnology)	75	5,135
Catabasis Pharmaceuticals, Inc.* (Biotechnology)	104	301
Catalyst Biosciences, Inc.* (Biotechnology)	158	796
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	498	2,296
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	250	2,545
Cathay General Bancorp (Banks)	390	15,904
Cavco Industries, Inc.* (Household Durables)	47	10,604
CB Financial Services, Inc. (Banks)	25	553
CBIZ, Inc.* (Professional Services)	262	8,557
CBTX, Inc. (Banks)	89	2,734
CECO Environmental Corp.* (Commercial Services & Supplies)	159	1,261
CEL-SCI Corp.*(a) (Biotechnology)	182	2,768
Celsius Holdings, Inc.* (Beverages)	185	8,889
Centerspace (Equity Real Estate Investment Trusts)	67	4,556
Centogene NV* (Biotechnology)	44	534
Central Garden & Pet Co.* (Household Products)	50	2,901
Central Garden & Pet Co.* - Class A (Household Products)	205	10,637
Central Pacific Financial Corp. (Banks)	141	3,762
Central Valley Community Bancorp (Banks)	54	994
Century Aluminum Co.* (Metals & Mining)	259	4,574
Century Bancorp, Inc. - Class A (Banks)	14	1,306
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	139	1,428
Century Communities, Inc.* (Household Durables)	150	9,048
Cerecor, Inc.* (Pharmaceuticals)	221	667
Cerence, Inc.* (Software)	195	17,468
Cerus Corp.* (Health Care Equipment & Supplies)	843	5,066
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	113	6,345
Champions Oncology, Inc.* (Life Sciences Tools & Services)	35	396
ChampionX Corp.* (Energy Equipment & Services)	954	20,730
ChannelAdvisor Corp.* (Software)	143	3,368
Chart Industries, Inc.* (Machinery)	185	26,334
Chase Corp. (Chemicals)	38	4,423
Chatham Lodging Trust* (Equity Real Estate Investment Trusts)	238	3,132

	Shares	Value
Common Stocks, continued
Checkmate Pharmaceuticals, Inc.* (Biotechnology)	46	$558
Checkpoint Therapeutics, Inc.* (Biotechnology)	266	835
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	155	4,721
Chembio Diagnostics, Inc.*(a) (Health Care Equipment & Supplies)	101	355
ChemoCentryx, Inc.* (Biotechnology)	254	13,015
Chemung Financial Corp. (Banks)	18	753
Cherry Hill Mortgage Investment Corp. (Mortgage Real Estate Investment Trusts)	78	729
Chesapeake Utilities Corp. (Gas Utilities)	88	10,215
Chiasma, Inc.* (Pharmaceuticals)	257	804
Chico's FAS, Inc.* (Specialty Retail)	610	2,019
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	985	12,510
Chimerix, Inc.* (Biotechnology)	305	2,940
Chinook Therapeutics, Inc.* (Biotechnology)	68	1,057
ChoiceOne Financial Services, Inc. (Banks)	38	914
ChromaDex Corp.* (Life Sciences Tools & Services)	212	1,980
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	195	44,347
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	101	4,476
Cidara Therapeutics, Inc.* (Biotechnology)	184	489
CIM Commercial Trust Corp. (Equity Real Estate Investment Trusts)	58	748
Cimpress PLC* (Commercial Services & Supplies)	91	9,112
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	257	3,945
Cinemark Holdings, Inc.* (Entertainment)	549	11,205
CIRCOR International, Inc.* (Machinery)	102	3,552
CIT Group, Inc. (Banks)	506	26,064
Citi Trends, Inc.* (Specialty Retail)	49	4,105
Citizens & Northern Corp. (Banks)	69	1,641
Citizens Holding Co. (Banks)	24	478
Citizens, Inc.* (Insurance)	254	1,471
City Holding Co. (Banks)	79	6,461
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	220	2,336
Civista Bancshares, Inc. (Banks)	80	1,835
Clarus Corp. (Leisure Products)	124	2,114
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	667	9,165
Clearfield, Inc.* (Communications Equipment)	57	1,717
Clearwater Paper Corp.* (Paper & Forest Products)	83	3,122
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	179	4,745
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	421	11,847
Cleveland-Cliffs, Inc. (Metals & Mining)	2,304	46,334
Clipper Realty, Inc. (Equity Real Estate Investment Trusts)	76	602
Cloudera, Inc.* (Software)	1,051	12,791
Clovis Oncology, Inc.*(a) (Biotechnology)	426	2,991
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	149	26,342
CNB Financial Corp. (Banks)	76	1,870
CNO Financial Group, Inc. (Insurance)	693	16,833
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,119	16,449
Co.-Diagnostics, Inc.* (Health Care Equipment & Supplies)	136	1,297
Coastal Financial Corp.* (Banks)	47	1,232
Coca-Cola Consolidated, Inc. (Beverages)	24	6,931
Codexis, Inc.* (Life Sciences Tools & Services)	296	6,775
Codiak Biosciences, Inc.* (Biotechnology)	33	498
Codorus Valley Bancorp, Inc. (Banks)	48	884
Coeur Mining, Inc.* (Metals & Mining)	1,243	11,224
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	218	14,990
Cognyte Software, Ltd.* (Software)	333	9,261
Cohbar, Inc.* (Biotechnology)	178	242
Cohen & Steers, Inc. (Capital Markets)	125	8,166
Coherus Biosciences, Inc.* (Biotechnology)	302	4,412
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	216	9,037
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	176	4,171
Colony Bankcorp, Inc. (Banks)	40	624
Colony Capital, Inc.* (Equity Real Estate Investment Trusts)	2,465	15,973
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	431	3,672
Columbia Banking System, Inc. (Banks)	368	15,857
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	241	4,213
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	588	10,055
Columbus McKinnon Corp. (Machinery)	120	6,331
Comfort Systems USA, Inc. (Construction & Engineering)	184	13,758
Commercial Metals Co. (Metals & Mining)	610	18,812
Community Bank System, Inc. (Banks)	271	20,791
Community Bankers Trust Corp. (Banks)	112	988
Community Health Systems, Inc.* (Health Care Providers & Services)	437	5,908
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	114	5,258
Community Trust Bancorp, Inc. (Banks)	80	3,522
CommVault Systems, Inc.* (Software)	217	13,997
Compass Minerals International, Inc. (Metals & Mining)	175	10,976
Computer Programs & Systems, Inc. (Health Care Technology)	66	2,020
CompX International, Inc. (Commercial Services & Supplies)	8	144
comScore, Inc.* (Media)	311	1,138
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	125	693
Comtech Telecommunications Corp. (Communications Equipment)	126	3,130
Concert Pharmaceuticals, Inc.* (Biotechnology)	152	758
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	134	993
Conduent, Inc.* (IT Services)	847	5,641
CONMED Corp. (Health Care Equipment & Supplies)	139	18,152
ConnectOne Bancorp, Inc. (Banks)	190	4,817
Conn's, Inc.* (Specialty Retail)	90	1,751

	Shares	Value
Common Stocks, continued
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	154	$1,497
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	374	2,693
Consolidated Water Co., Ltd. (Water Utilities)	74	995
Constellation Pharmaceuticals, Inc.* (Biotechnology)	158	3,696
Construction Partners, Inc.* - Class A (Construction & Engineering)	144	4,303
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	589	2,297
ContraFect Corp.* (Biotechnology)	125	600
Cooper Tire & Rubber Co. (Auto Components)	259	14,499
Cooper-Standard Holding, Inc.* (Auto Components)	86	3,124
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	394	776
Corcept Therapeutics, Inc.* (Pharmaceuticals)	499	11,871
CoreCivic, Inc.* (Equity Real Estate Investment Trusts)	614	5,557
Core-Mark Holding Co., Inc. (Distributors)	229	8,860
CorEnergy Infrastructure Trust, Inc. (Equity Real Estate Investment Trusts)	70	495
CorePoint Lodging, Inc.* (Equity Real Estate Investment Trusts)	201	1,815
CorMedix, Inc.* (Pharmaceuticals)	167	1,668
Cornerstone Building Brands, Inc.* (Building Products)	224	3,143
Cornerstone OnDemand, Inc.* (Software)	316	13,771
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	117	3,895
Cortexyme, Inc.* (Biotechnology)	81	2,918
CorVel Corp.* (Health Care Providers & Services)	45	4,617
Costamare, Inc. (Marine)	259	2,492
County Bancorp, Inc. (Banks)	25	599
Covanta Holding Corp. (Commercial Services & Supplies)	608	8,427
Covenant Logistics Group, Inc.* - Class A (Road & Rail)	60	1,235
Covetrus, Inc.* (Health Care Providers & Services)	596	17,862
Cowen, Inc. - Class A (Capital Markets)	132	4,640
CRA International, Inc. (Professional Services)	39	2,911
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	122	21,091
Crawford & Co. - Class A (Insurance)	83	884
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	138	2,109
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	343	27,594
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	184	2,298
CrossFirst Bankshares, Inc.* (Banks)	246	3,392
CryoLife, Inc.* (Health Care Equipment & Supplies)	195	4,403
CryoPort, Inc.* (Health Care Equipment & Supplies)	205	10,662
CSG Systems International, Inc. (IT Services)	166	7,452
CSW Industrials, Inc. (Building Products)	70	9,450
CTO Realty Growth, Inc. (Equity Real Estate Investment Trusts)	30	1,560
CTS Corp. (Electronic Equipment, Instruments & Components)	163	5,063
Cubic Corp. (Aerospace & Defense)	164	12,229
Cue BioPharma, Inc.* (Biotechnology)	152	1,854
Cullinan Oncology, Inc.* (Biotechnology)	67	2,792
Curo Group Holdings Corp. (Consumer Finance)	94	1,371
Cushman & Wakefield PLC* (Real Estate Management & Development)	567	9,253
Customers Bancorp, Inc. (Banks)	147	4,678
Cutera, Inc.* (Health Care Equipment & Supplies)	89	2,674
CVB Financial Corp. (Banks)	663	14,646
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	152	2,915
CyberOptics Corp.* (Semiconductors & Semiconductor Equipment)	36	935
Cyclerion Therapeutics, Inc.* (Biotechnology)	114	318
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	355	1,612
Cytokinetics, Inc.* (Biotechnology)	341	7,932
CytomX Therapeutics, Inc.* (Biotechnology)	316	2,443
CytoSorbents Corp.* (Health Care Equipment & Supplies)	211	1,831
Daily Journal Corp.* (Media)	6	1,899
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	188	1,179
Dana, Inc. (Auto Components)	743	18,077
Darling Ingredients, Inc.* (Food Products)	826	60,778
Daseke, Inc.* (Road & Rail)	234	1,987
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	227	10,873
Decibel Therapeutics, Inc.* (Biotechnology)	37	420
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	198	8,878
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	144	47,581
Del Taco Restaurants, Inc. (Hotels, Restaurants & Leisure)	153	1,466
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	321	6,991
Deluxe Corp. (Commercial Services & Supplies)	214	8,979
Denali Therapeutics, Inc.* (Biotechnology)	323	18,443
Denny's Corp.* (Hotels, Restaurants & Leisure)	319	5,777
DermTech, Inc.* (Biotechnology)	53	2,692
Designer Brands, Inc.* (Specialty Retail)	316	5,498
DHI Group, Inc.* (Interactive Media & Services)	246	824
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	572	3,392
Diamond Hill Investment Group, Inc. (Capital Markets)	16	2,496
Diamond S Shipping, Inc.* (Oil, Gas & Consumable Fuels)	140	1,404
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	1,025	10,558
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	338	8,643
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	360	5,087

	Shares	Value
Common Stocks, continued
Digi International, Inc.* (Communications Equipment)	151	$2,867
Digimarc Corp.* (Software)	61	1,809
Digital Turbine, Inc.* (Software)	432	34,715
Dillard's, Inc. - Class A (Multiline Retail)	36	3,477
Dime Community Bancshares, Inc. (Banks)	181	5,455
Dine Brands Global, Inc.* (Hotels, Restaurants & Leisure)	80	7,202
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	220	17,565
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	1,217	5,817
DMC Global, Inc.* (Machinery)	75	4,070
Domo, Inc.* (Software)	137	7,712
Domtar Corp. (Paper & Forest Products)	282	10,420
Donegal Group, Inc. - Class A (Insurance)	58	862
Donnelley Financial Solutions, Inc.* (Capital Markets)	152	4,230
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	189	2,482
Dorman Products, Inc.* (Auto Components)	137	14,062
Douglas Dynamics, Inc. (Machinery)	116	5,353
Dril-Quip, Inc.* (Energy Equipment & Services)	179	5,948
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	114	1,625
Ducommun, Inc.* (Aerospace & Defense)	55	3,300
Duluth Holdings, Inc.* - Class B (Internet & Direct Marketing Retail)	57	966
Durect Corp.* (Pharmaceuticals)	1,144	2,265
DXP Enterprises, Inc.* (Trading Companies & Distributors)	84	2,534
Dyadic International, Inc.* (Biotechnology)	99	544
Dycom Industries, Inc.* (Construction & Engineering)	158	14,670
Dynavax Technologies Corp.* (Biotechnology)	545	5,357
Dyne Therapeutics, Inc.* (Biotechnology)	83	1,289
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	131	2,480
DZS, Inc.* (Communications Equipment)	75	1,166
Eagle Bancorp Montana, Inc. (Banks)	32	778
Eagle Bancorp, Inc. (Banks)	162	8,620
Eagle Bulk Shipping, Inc.* (Marine)	34	1,228
Eagle Pharmaceuticals, Inc.* (Biotechnology)	53	2,212
Eargo, Inc.* (Health Care Equipment & Supplies)	42	2,098
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	121	865
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	419	8,686
Eastern Bankshares, Inc. (Banks)	851	16,416
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	201	28,799
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	81	637
Ebix, Inc. (Software)	137	4,388
Echo Global Logistics, Inc.* (Air Freight & Logistics)	134	4,209
Edgewell Personal Care Co. (Personal Products)	280	11,088
Editas Medicine, Inc.* (Biotechnology)	343	14,406
eGain Corp.* (Software)	108	1,025
eHealth, Inc.* (Insurance)	132	9,600
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	157	1,389
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	95	1,531
Electromed, Inc.* (Health Care Equipment & Supplies)	36	379
elf Beauty, Inc.* (Personal Products)	234	6,278
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	212	3,394
Ellington Residential Mortgage REIT (Mortgage Real Estate Investment Trusts)	46	566
Eloxx Pharmaceuticals, Inc.* (Pharmaceuticals)	137	455
EMCOR Group, Inc. (Construction & Engineering)	279	31,292
Emerald Holding, Inc.* (Media)	125	690
Emergent BioSolutions, Inc.* (Biotechnology)	232	21,554
Employers Holdings, Inc. (Insurance)	148	6,373
Enanta Pharmaceuticals, Inc.* (Biotechnology)	99	4,883
Encore Capital Group, Inc.* (Consumer Finance)	160	6,437
Encore Wire Corp. (Electrical Equipment)	105	7,049
Endo International PLC* (Pharmaceuticals)	1,164	8,625
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	684	3,885
Energy Recovery, Inc.* (Machinery)	206	3,778
Enerpac Tool Group Corp. (Machinery)	308	8,045
EnerSys (Electrical Equipment)	218	19,794
Eneti, Inc. (Marine)	43	904
Ennis, Inc. (Commercial Services & Supplies)	131	2,797
Enochian Biosciences, Inc.* (Biotechnology)	71	251
Enova International, Inc.* (Consumer Finance)	178	6,315
EnPro Industries, Inc. (Machinery)	106	9,039
Enstar Group, Ltd.* (Insurance)	62	15,297
Entercom Communications Corp.* - Class A (Media)	602	3,161
Enterprise Bancorp, Inc. (Banks)	46	1,496
Enterprise Financial Services Corp. (Banks)	123	6,081
Entravision Communications Corp. - Class A (Media)	302	1,220
Envela Corp.* (Specialty Retail)	40	201
Envestnet, Inc.* (Software)	272	19,647
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	228	784
Epizyme, Inc.* (Biotechnology)	458	3,989
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	68	6,776
Equity Bancshares, Inc.* - Class A (Banks)	73	2,000
Eros STX Global Corp.* (Entertainment)	833	1,508
Escalade, Inc. (Leisure Products)	53	1,108
ESCO Technologies, Inc. (Machinery)	131	14,265
Esperion Therapeutics, Inc.* (Biotechnology)	133	3,731
Esquire Financial Holdings, Inc.* (Banks)	35	798
ESSA Bancorp, Inc. (Thrifts & Mortgage Finance)	46	736
Essent Group, Ltd. (Thrifts & Mortgage Finance)	566	26,880

	Shares	Value
Common Stocks, continued
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	534	$12,191
Ethan Allen Interiors, Inc. (Household Durables)	116	3,203
Eton Pharmaceuticals, Inc.* (Pharmaceuticals)	87	637
Evans Bancorp, Inc. (Banks)	24	813
Evelo Biosciences, Inc.* (Biotechnology)	118	1,263
Eventbrite, Inc.* (Interactive Media & Services)	330	7,313
Everi Holdings, Inc.* (IT Services)	421	5,940
EverQuote, Inc.* - Class A (Interactive Media & Services)	72	2,613
EVERTEC, Inc. (IT Services)	309	11,501
EVI Industries, Inc.* (Trading Companies & Distributors)	26	748
Evo Payments, Inc.* (IT Services)	234	6,440
Evofem Biosciences, Inc.* (Pharmaceuticals)	394	690
Evolent Health, Inc.* (Health Care Technology)	387	7,817
Evolus, Inc.* (Pharmaceuticals)	112	1,455
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	159	537
Evoqua Water Technologies Corp.* (Machinery)	592	15,570
Exagen, Inc.* (Health Care Providers & Services)	25	438
Exicure, Inc.* (Biotechnology)	304	663
ExlService Holdings, Inc.* (IT Services)	170	15,327
eXp World Holdings, Inc.* (Real Estate Management & Development)	255	11,615
Exponent, Inc. (Professional Services)	264	25,726
Express, Inc.* (Specialty Retail)	326	1,311
Exterran Corp.* (Energy Equipment & Services)	134	450
Extreme Networks, Inc.* (Communications Equipment)	622	5,443
EZCORP, Inc.* - Class A (Consumer Finance)	248	1,233
Fabrinet* (Electronic Equipment, Instruments & Components)	188	16,993
Falcon Minerals Corp. (Oil, Gas & Consumable Fuels)	196	880
Farmer Bros Co.* (Food Products)	85	887
Farmers & Merchants Bancorp, Inc./Archbold Ohio (Banks)	52	1,307
Farmers National Bancorp (Banks)	133	2,221
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	132	1,480
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	91	7,878
Fate Therapeutics, Inc.* (Biotechnology)	391	32,237
Fathom Holdings, Inc.* (Real Estate Management & Development)	25	916
FB Financial Corp. (Banks)	162	7,203
FBL Financial Group, Inc. - Class A (Insurance)	49	2,740
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	47	4,734
Federal Signal Corp. (Machinery)	307	11,758
Federated Hermes, Inc. - Class B (Capital Markets)	488	15,274
FedNat Holding Co. (Insurance)	63	292
Fennec Pharmaceuticals, Inc.* (Biotechnology)	112	696
Ferro Corp.* (Chemicals)	420	7,081
FibroGen, Inc.* (Biotechnology)	432	14,995
Fidelity D&D Bancorp, Inc. (Banks)	20	1,230
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	92	1,158
Financial Institutions, Inc. (Banks)	81	2,453
First Bancorp (Banks)	145	6,308
First Bancorp (Banks)	1,105	12,442
First Bancshares, Inc. (Banks)	105	3,844
First Bank/Hamilton NJ (Banks)	82	998
First Busey Corp. (Banks)	259	6,643
First Business Financial Services, Inc. (Banks)	42	1,039
First Capital, Inc. (Thrifts & Mortgage Finance)	17	828
First Choice Bancorp (Banks)	53	1,288
First Commonwealth Financial Corp. (Banks)	490	7,041
First Community Bancshares, Inc. (Banks)	89	2,669
First Community Corp. (Banks)	37	738
First Financial Bancorp (Banks)	498	11,952
First Financial Bankshares, Inc. (Banks)	662	30,936
First Financial Corp. (Banks)	68	3,061
First Foundation, Inc. (Banks)	202	4,739
First Guaranty Bancshares, Inc. (Banks)	19	340
First Internet Bancorp (Banks)	49	1,726
First Interstate BancSystem - Class A (Banks)	208	9,576
First Merchants Corp. (Banks)	277	12,881
First Mid Bancshares, Inc. (Banks)	75	3,295
First Midwest Bancorp, Inc. (Banks)	585	12,817
First Northwest Bancorp (Banks)	45	748
First of Long Island Corp. (Banks)	117	2,486
First Savings Financial Group, Inc. (Banks)	10	671
First United Corp. (Banks)	35	617
First Western Financial, Inc.* (Banks)	32	800
FirstCash, Inc. (Consumer Finance)	209	13,725
Five Prime Therapeutics, Inc.* (Biotechnology)	165	6,216
Five Star Senior Living* (Health Care Providers & Services)	97	594
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	247	11,140
Flexion Therapeutics, Inc.* (Biotechnology)	225	2,014
Fluent, Inc.* (Media)	215	882
Fluidigm Corp.* (Life Sciences Tools & Services)	380	1,718
Fluor Corp.* (Construction & Engineering)	723	16,694
Flushing Financial Corp. (Banks)	151	3,206
FNCB Bancorp, Inc. (Banks)	88	664
Focus Financial Partners, Inc.* (Capital Markets)	197	8,199
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	37	488
FONAR Corp.* (Health Care Equipment & Supplies)	32	579
Forestar Group, Inc.* (Real Estate Management & Development)	85	1,979
Forma Therapeutics Holdings, Inc.* (Biotechnology)	155	4,343
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	396	17,864

	Shares	Value
Common Stocks, continued
Forrester Research, Inc.* (Professional Services)	57	$2,421
Forterra, Inc.* (Construction Materials)	149	3,464
Fortress Biotech, Inc.* (Biotechnology)	343	1,211
Forward Air Corp. (Air Freight & Logistics)	140	12,433
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	241	2,988
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	377	10,330
Fox Factory Holding Corp.* (Auto Components)	212	26,936
Franchise Group, Inc. (Diversified Consumer Services)	112	4,044
Franklin Covey Co.* (Professional Services)	65	1,839
Franklin Electric Co., Inc. (Machinery)	236	18,630
Franklin Financial Services Corp. (Banks)	21	655
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	533	2,905
Frank's International N.V.* (Energy Equipment & Services)	795	2,822
Frequency Therapeutics, Inc.* (Biotechnology)	129	1,226
Fresh Del Monte Produce, Inc. (Food Products)	160	4,581
Freshpet, Inc.* (Food Products)	209	33,191
Frontline, Ltd.(a) (Oil, Gas & Consumable Fuels)	605	4,326
FRP Holdings, Inc.* (Real Estate Management & Development)	33	1,624
FS Bancorp, Inc. (Thrifts & Mortgage Finance)	19	1,277
FuelCell Energy, Inc.* (Electrical Equipment)	1,616	23,287
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	87	1,025
Fulgent Genetics, Inc.*(a) (Health Care Providers & Services)	70	6,763
Fulton Financial Corp. (Banks)	815	13,879
Funko, Inc.* (Distributors)	125	2,460
FutureFuel Corp. (Chemicals)	133	1,932
FVCBankcorp, Inc.* (Banks)	61	1,057
G1 Therapeutics, Inc.* (Biotechnology)	175	4,211
Gaia, Inc.* (Internet & Direct Marketing Retail)	62	737
Galectin Therapeutics, Inc.* (Biotechnology)	190	412
Galera Therapeutics, Inc.* (Biotechnology)	45	397
GAMCO Investors, Inc. - Class A (Capital Markets)	27	501
GameStop Corp.*(a) - Class A (Specialty Retail)	294	55,807
GAN, Ltd.* (Hotels, Restaurants & Leisure)	164	2,985
Gannett Co., Inc.* (Media)	683	3,675
Gatos Silver, Inc.* (Metals & Mining)	121	1,206
GATX Corp. (Trading Companies & Distributors)	179	16,600
GCP Applied Technologies, Inc.* (Chemicals)	251	6,160
Genasys, Inc.* (Communications Equipment)	171	1,144
Genco Shipping & Trading, Ltd. (Marine)	88	887
Gencor Industries, Inc.* (Machinery)	54	724
General Finance Corp.* (Trading Companies & Distributors)	53	644
Generation Bio Co.* (Biotechnology)	207	5,891
Genesco, Inc.* (Specialty Retail)	74	3,515
Genie Energy, Ltd. - Class B (Electric Utilities)	68	431
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	357	8,532
Genprex, Inc.* (Biotechnology)	149	642
Gentherm, Inc.* (Auto Components)	168	12,450
Genworth Financial, Inc.* - Class A (Insurance)	2,589	8,595
German American Bancorp, Inc. (Banks)	126	5,824
Geron Corp.* (Biotechnology)	1,474	2,329
Getty Realty Corp. (Equity Real Estate Investment Trusts)	179	5,069
Gibraltar Industries, Inc.* (Building Products)	167	15,282
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	226	6,812
Glacier Bancorp, Inc. (Banks)	492	28,083
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	173	3,384
Gladstone Land Corp. (Equity Real Estate Investment Trusts)	110	2,013
Glatfelter Corp. (Paper & Forest Products)	225	3,859
Glaukos Corp.* (Health Care Equipment & Supplies)	219	18,381
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts)	226	2,963
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	463	8,362
Global Water Resources, Inc. (Water Utilities)	66	1,076
Glu Mobile, Inc.* (Entertainment)	762	9,510
GlycoMimetics, Inc.* (Biotechnology)	190	572
GMS, Inc.* (Trading Companies & Distributors)	214	8,935
Gogo, Inc.* (Wireless Telecommunication Services)	283	2,734
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	525	5,371
Gold Resource Corp. (Metals & Mining)	344	908
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	86	2,172
Goodrich Petroleum Corp.* (Oil, Gas & Consumable Fuels)	47	445
Goosehead Insurance, Inc. (Insurance)	68	7,288
GoPro, Inc.* - Class A (Household Durables)	628	7,310
Gorman-Rupp Co. (Machinery)	90	2,980
Gossamer Bio, Inc.* (Biotechnology)	291	2,692
GP Strategies Corp.* (Professional Services)	67	1,169
Graham Corp. (Machinery)	49	698
Granite Construction, Inc. (Construction & Engineering)	241	9,700
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	280	3,352
Gray Television, Inc. (Media)	446	8,206
Graybug Vision, Inc.* (Pharmaceuticals)	34	189
Great Ajax Corp. (Mortgage Real Estate Investment Trusts)	106	1,155
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	326	4,753
Great Southern Bancorp, Inc. (Banks)	56	3,174
Great Western Bancorp, Inc. (Banks)	284	8,602
Green Brick Partners, Inc.* (Household Durables)	157	3,561

	Shares	Value
Common Stocks, continued
Green Dot Corp.* - Class A (Consumer Finance)	264	$12,089
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	176	4,764
Greene County Bancorp, Inc. (Thrifts & Mortgage Finance)	16	400
Greenhill & Co., Inc. (Capital Markets)	73	1,203
Greenlane Holdings, Inc.* - Class A (Distributors)	53	281
Greenlight Capital Re, Ltd.* - Class A (Insurance)	139	1,209
GreenSky, Inc.* - Class A (IT Services)	324	2,006
Greif, Inc. - Class A (Containers & Packaging)	132	7,524
Greif, Inc. - Class B (Containers & Packaging)	31	1,774
Grid Dynamics Holdings, Inc.* (IT Services)	140	2,230
Griffon Corp. (Building Products)	236	6,412
Gritstone Oncology, Inc.* (Biotechnology)	154	1,452
Group 1 Automotive, Inc. (Specialty Retail)	89	14,043
Groupon, Inc.* (Internet & Direct Marketing Retail)	119	6,015
GrowGeneration Corp.* (Specialty Retail)	209	10,385
GSI Technology, Inc.* (Semiconductors & Semiconductor Equipment)	84	562
GTT Communications, Inc.* (IT Services)	163	298
GTY Technology Holdings, Inc.* (Software)	236	1,508
Guaranty Bancshares, Inc. (Banks)	39	1,433
Guess?, Inc. (Specialty Retail)	204	4,794
GWG Holdings, Inc.* (Diversified Financial Services)	16	112
H&E Equipment Services, Inc. (Trading Companies & Distributors)	164	6,232
H.B. Fuller Co. (Chemicals)	267	16,797
Halozyme Therapeutics, Inc.* (Biotechnology)	682	28,432
Hamilton Beach Brands Holding Co. - Class A (Household Durables)	35	635
Hamilton Lane, Inc. (Capital Markets)	165	14,612
Hancock Whitney Corp. (Banks)	443	18,610
Hanger, Inc.* (Health Care Providers & Services)	190	4,336
Hanmi Financial Corp. (Banks)	157	3,098
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts)	377	21,149
HarborOne Bancorp, Inc. (Banks)	266	3,583
Harmonic, Inc.* (Communications Equipment)	493	3,865
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	32	1,057
Harpoon Therapeutics, Inc.* (Biotechnology)	70	1,464
Harrow Health, Inc.* (Pharmaceuticals)	115	776
Harsco Corp.* (Machinery)	401	6,877
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	196	1,070
Haverty Furniture Cos., Inc. (Specialty Retail)	84	3,124
Hawaiian Holdings, Inc.* (Airlines)	246	6,561
Hawkins, Inc. (Chemicals)	99	3,318
Hawthorn Bancshares, Inc. (Banks)	30	639
Haynes International, Inc. (Metals & Mining)	64	1,899
HBT Financial, Inc. (Banks)	50	856
HC2 Holdings, Inc.* (Construction & Engineering)	254	1,001
HCI Group, Inc. (Insurance)	32	2,458
Health Catalyst, Inc.* (Health Care Technology)	173	8,091
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	718	21,770
Healthcare Services Group, Inc. (Commercial Services & Supplies)	383	10,735
HealthEquity, Inc.* (Health Care Providers & Services)	412	28,016
HealthStream, Inc.* (Health Care Technology)	132	2,949
Heartland Express, Inc. (Road & Rail)	250	4,895
Heartland Financial USA, Inc. (Banks)	178	8,946
Hecla Mining Co. (Metals & Mining)	2,678	15,238
Heidrick & Struggles International, Inc. (Professional Services)	98	3,501
Helen of Troy, Ltd.* (Household Durables)	125	26,332
Helios Technologies, Inc. (Machinery)	159	11,586
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	732	3,697
Hemisphere Media Group, Inc.* (Media)	84	979
Herc Holdings, Inc.* (Trading Companies & Distributors)	125	12,666
Heritage Commerce Corp. (Banks)	298	3,642
Heritage Financial Corp. (Banks)	185	5,224
Heritage Insurance Holdings, Inc. (Insurance)	129	1,429
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	80	2,170
Herman Miller, Inc. (Commercial Services & Supplies)	303	12,468
Heron Therapeutics, Inc.* (Biotechnology)	450	7,295
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	175	1,846
Heska Corp.* (Health Care Equipment & Supplies)	36	6,065
HF Foods Group, Inc.* (Food & Staples Retailing)	182	1,314
Hibbett Sports, Inc.* (Specialty Retail)	85	5,856
Hillenbrand, Inc. (Machinery)	380	18,130
Hilltop Holdings, Inc. (Banks)	337	11,502
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	437	16,383
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	7	1,986
HNI Corp. (Commercial Services & Supplies)	219	8,664
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	38	1,370
Home BancShares, Inc. (Banks)	785	21,234
Home Point Capital, Inc.* (Thrifts & Mortgage Finance)	38	353
HomeStreet, Inc. (Thrifts & Mortgage Finance)	110	4,848
HomeTrust Bancshares, Inc. (Banks)	79	1,924
Homology Medicines, Inc.* (Biotechnology)	175	1,647
Hooker Furniture Corp. (Household Durables)	60	2,188
Hookipa Pharma, Inc.* (Biotechnology)	74	995
Hope Bancorp, Inc. (Banks)	602	9,066

	Shares	Value
Common Stocks, continued
Horace Mann Educators Corp. (Insurance)	213	$9,204
Horizon Bancorp, Inc. (Banks)	219	4,069
Hostess Brands, Inc.* (Food Products)	643	9,221
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	542	4,130
Houlihan Lokey, Inc. (Capital Markets)	266	17,692
Howard Bancorp, Inc.* (Banks)	68	1,118
Hub Group, Inc.* - Class A (Air Freight & Logistics)	168	11,303
Hurco Cos., Inc. (Machinery)	32	1,130
Huron Consulting Group, Inc.* (Professional Services)	116	5,844
Hydrofarm Holdings Group, Inc.* (Machinery)	49	2,956
Hyster-Yale Materials Handling, Inc. (Machinery)	51	4,443
I3 Verticals, Inc.* - Class A (IT Services)	95	2,957
IBEX, Ltd.* (Commercial Services & Supplies)	31	682
iBio, Inc.* (Biotechnology)	1,098	1,691
iCAD, Inc.* (Health Care Technology)	103	2,186
ICF International, Inc. (Professional Services)	93	8,128
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	139	7,478
Ideaya Biosciences, Inc.* (Biotechnology)	91	2,139
IDT Corp.* - Class B (Diversified Telecommunication Services)	102	2,311
IES Holdings, Inc.* (Construction & Engineering)	41	2,067
IGM Biosciences, Inc.* (Biotechnology)	38	2,914
iHeartMedia, Inc.* - Class A (Media)	314	5,699
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	527	36,030
IMARA, Inc.* (Pharmaceuticals)	39	329
IMAX Corp.* (Entertainment)	254	5,105
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	88	843
Immunic, Inc.* (Biotechnology)	29	462
ImmunityBio, Inc.*(a) (Biotechnology)	162	3,846
ImmunoGen, Inc.* (Biotechnology)	984	7,970
Immunome, Inc.* (Biotechnology)	11	373
Immunovant, Inc.* (Biotechnology)	192	3,080
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	88	5,005
Inari Medical, Inc.* (Health Care Equipment & Supplies)	85	9,095
Independence Holding Co. (Insurance)	24	956
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	523	7,950
Independent Bank Corp. (Banks)	169	14,228
Independent Bank Corp. (Banks)	108	2,553
Independent Bank Group, Inc. (Banks)	190	13,726
Indus Realty Trust, Inc. (Real Estate Management & Development)	17	1,023
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	333	7,702
Infinera Corp.* (Communications Equipment)	842	8,108
Information Services Group, Inc.* (IT Services)	184	810
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	75	1,527
Ingevity Corp.* (Chemicals)	213	16,088
Ingles Markets, Inc. (Food & Staples Retailing)	73	4,500
Inhibrx, Inc.* (Biotechnology)	42	843
Innospec, Inc. (Chemicals)	126	12,939
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	120	21,619
Innoviva, Inc.* (Pharmaceuticals)	326	3,896
Inogen, Inc.* (Health Care Equipment & Supplies)	95	4,989
Inovalon Holdings, Inc.* (Health Care Technology)	383	11,023
Inovio Pharmaceuticals, Inc.*(a) (Biotechnology)	950	8,816
Inozyme Pharma, Inc.* (Biotechnology)	62	1,228
Inseego Corp.*(a) (Communications Equipment)	359	3,590
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	178	16,985
Insmed, Inc.* (Biotechnology)	520	17,711
Insperity, Inc. (Professional Services)	184	15,408
Inspire Medical Systems, Inc.* (Health Care Technology)	134	27,736
Installed Building Products, Inc. (Household Durables)	117	12,973
Insteel Industries, Inc. (Building Products)	95	2,930
Integer Holdings Corp.* (Health Care Equipment & Supplies)	168	15,473
Intellia Therapeutics, Inc.* (Biotechnology)	282	22,631
Intellicheck, Inc.* (Electronic Equipment, Instruments & Components)	92	771
Intelligent Systems Corp.* (Software)	38	1,555
Inter Parfums, Inc. (Personal Products)	91	6,455
Intercept Pharmaceuticals, Inc.* (Biotechnology)	133	3,070
InterDigital, Inc. (Communications Equipment)	158	10,025
Interface, Inc. (Commercial Services & Supplies)	299	3,732
International Bancshares Corp. (Banks)	274	12,719
International Game Technology PLC* (Hotels, Restaurants & Leisure)	510	8,186
International Money Express, Inc.* (IT Services)	147	2,206
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	123	2,384
Intersect ENT, Inc.* (Pharmaceuticals)	167	3,487
Intevac, Inc.* (Technology Hardware, Storage & Peripherals)	121	865
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	340	11,536
Intrepid Potash, Inc.* (Chemicals)	49	1,595
IntriCon Corp.* (Health Care Equipment & Supplies)	43	1,103
Invacare Corp. (Health Care Equipment & Supplies)	173	1,387
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,193	4,784
Investar Holding Corp. (Banks)	51	1,048
Investors Bancorp, Inc. (Banks)	1,184	17,393
Investors Title Co. (Insurance)	7	1,162
Invitae Corp.* (Biotechnology)	622	23,766
iRadimed Corp.* (Health Care Equipment & Supplies)	30	773
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	148	20,551

	Shares	Value
Common Stocks, continued
Iridium Communications, Inc.* (Diversified Telecommunication Services)	613	$25,286
iRobot Corp.* (Household Durables)	142	17,350
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	819	9,156
iStar, Inc. (Equity Real Estate Investment Trusts)	368	6,543
iTeos Therapeutics, Inc.* (Biotechnology)	101	3,452
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	212	1,308
Itron, Inc.* (Electronic Equipment, Instruments & Components)	226	20,034
IVERIC bio, Inc.* (Biotechnology)	412	2,546
J & J Snack Foods Corp. (Food Products)	77	12,091
j2 Global, Inc.* (Software)	223	26,728
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	118	12,954
James River Group Holdings, Ltd. (Insurance)	153	6,980
JELD-WEN Holding, Inc.* (Building Products)	348	9,636
John B Sanfilippo & Son, Inc. (Food Products)	45	4,067
John Bean Technologies Corp. (Machinery)	161	21,467
Johnson Outdoors, Inc. - Class A (Leisure Products)	27	3,854
Jounce Therapeutics, Inc.* (Biotechnology)	89	914
Kadant, Inc. (Machinery)	59	10,916
Kadmon Holdings, Inc.* (Biotechnology)	886	3,447
Kaiser Aluminum Corp. (Metals & Mining)	81	8,951
Kala Pharmaceuticals, Inc.*(a) (Pharmaceuticals)	203	1,368
Kaleido Biosciences, Inc.* (Pharmaceuticals)	70	567
KalVista Pharmaceuticals, Inc.* (Biotechnology)	98	2,518
Kaman Corp. - Class A (Trading Companies & Distributors)	142	7,283
KAR Auction Services, Inc.* (Commercial Services & Supplies)	663	9,945
Karuna Therapeutics, Inc.* (Biotechnology)	81	9,739
Karyopharm Therapeutics, Inc.* (Biotechnology)	364	3,829
KB Home (Household Durables)	457	21,264
KBR, Inc. (IT Services)	731	28,062
Kearny Financial Corp. (Thrifts & Mortgage Finance)	386	4,663
Kelly Services, Inc.* - Class A (Professional Services)	173	3,853
Kennametal, Inc. (Machinery)	426	17,027
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	620	12,530
Keros Therapeutics, Inc.* (Biotechnology)	68	4,185
Kezar Life Sciences, Inc.* (Biotechnology)	161	960
Kforce, Inc. (Professional Services)	101	5,414
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	123	3,173
Kimball International, Inc. - Class B (Commercial Services & Supplies)	185	2,590
Kindred Biosciences, Inc.* (Biotechnology)	191	949
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	137	2,536
Kinnate Biopharma, Inc.* (Biotechnology)	69	2,150
Kinsale Capital Group, Inc. (Insurance)	109	17,963
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	426	8,218
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	147	2,703
Knoll, Inc. (Commercial Services & Supplies)	257	4,243
Knowles Corp.* (Electronic Equipment, Instruments & Components)	455	9,519
Kodiak Sciences, Inc.* (Biotechnology)	169	19,163
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	264	12,812
Koppers Holdings, Inc.* (Chemicals)	106	3,685
Korn Ferry (Professional Services)	276	17,214
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	2,069	6,352
Kraton Corp.* (Chemicals)	160	5,854
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	623	16,996
Kronos Bio, Inc.* (Chemicals)	76	2,225
Kronos Worldwide, Inc. (Chemicals)	115	1,760
Krystal Biotech, Inc.* (Biotechnology)	77	5,932
Kura Oncology, Inc.* (Biotechnology)	321	9,075
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	17	538
KVH Industries, Inc.* (Communications Equipment)	85	1,078
Kymera Therapeutics, Inc.* (Biotechnology)	52	2,021
L B Foster Co.* - Class A (Machinery)	52	931
La Jolla Pharmaceutical Co.* (Biotechnology)	92	390
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	542	6,396
Laird Superfood, Inc.* (Food Products)	16	600
Lakeland Bancorp, Inc. (Banks)	250	4,358
Lakeland Financial Corp. (Banks)	125	8,649
Lakeland Industries, Inc.* (Textiles, Apparel & Luxury Goods)	39	1,087
Lancaster Colony Corp. (Food Products)	97	17,010
Landec Corp.* (Food Products)	133	1,410
Landmark Bancorp, Inc. (Banks)	20	528
Landos Biopharma, Inc.* (Pharmaceuticals)	32	308
Lands' End, Inc.* (Internet & Direct Marketing Retail)	60	1,489
Lannett Co., Inc.* (Pharmaceuticals)	168	887
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	341	7,287
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	698	31,423
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	552	7,502
Lawson Products, Inc.* (Trading Companies & Distributors)	23	1,193
La-Z-Boy, Inc. (Household Durables)	229	9,728
LCI Industries (Auto Components)	126	16,667
LCNB Corp. (Banks)	62	1,085
Legacy Housing Corp.* (Household Durables)	42	745
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	85	4,146
LendingClub Corp.* (Consumer Finance)	362	5,980
LENSAR, Inc.* (Health Care Equipment & Supplies)	38	276
Level One Bancorp, Inc. (Banks)	26	670

	Shares	Value
Common Stocks, continued
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	255	$1,497
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,404	15,598
LGI Homes, Inc.* (Household Durables)	114	17,021
LHC Group, Inc.* (Health Care Providers & Services)	156	29,828
Liberty Latin America, Ltd.* - Class A (Media)	237	3,041
Liberty Latin America, Ltd.* - Class C (Media)	796	10,332
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	51	1,454
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	186	5,175
Liberty Oilfield Services, Inc.* (Energy Equipment & Services)	425	4,798
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	373	2,380
Lifetime Brands, Inc. (Household Durables)	62	911
Lifevantage Corp.* (Personal Products)	70	655
Ligand Pharmaceuticals, Inc.* (Biotechnology)	74	11,281
Limelight Networks, Inc.* (IT Services)	618	2,206
Limestone Bancorp, Inc.* (Banks)	27	428
Limoneira Co. (Food Products)	78	1,365
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	132	2,495
Lindsay Corp. (Machinery)	56	9,331
Liquidia Technologies, Inc.* (Pharmaceuticals)	139	374
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	135	2,508
Lithia Motors, Inc. - Class A (Specialty Retail)	133	51,882
LivaNova PLC* (Health Care Equipment & Supplies)	251	18,506
Live Oak Bancshares, Inc. (Banks)	145	9,931
Livent Corp.* (Chemicals)	753	13,042
LivePerson, Inc.* (Software)	320	16,877
LiveRamp Holdings, Inc.* (IT Services)	334	17,328
LiveXLive Media, Inc.* (Entertainment)	256	1,111
LogicBio Therapeutics, Inc.* (Biotechnology)	84	612
Loral Space & Communications, Inc. (Media)	66	2,486
Louisiana-Pacific Corp. (Paper & Forest Products)	564	31,279
LSI Industries, Inc. (Electrical Equipment)	132	1,126
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	200	8,344
Lucira Health, Inc.* (Health Care Equipment & Supplies)	54	653
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	147	3,693
Luminex Corp. (Life Sciences Tools & Services)	221	7,050
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	150	1,580
Luther Burbank Corp. (Thrifts & Mortgage Finance)	94	1,112
Luxfer Holdings PLC (Machinery)	141	3,000
Lydall, Inc.* (Machinery)	88	2,969
Lyra Therapeutics, Inc.* (Pharmaceuticals)	35	406
M.D.C Holdings, Inc. (Household Durables)	290	17,226
M/I Homes, Inc.* (Household Durables)	143	8,447
Macatawa Bank Corp. (Banks)	135	1,343
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	446	6,904
Mackinac Financial Corp. (Banks)	46	645
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	247	14,331
MacroGenics, Inc.* (Biotechnology)	281	8,950
Macy's, Inc.* (Multiline Retail)	1,604	25,969
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	45	5,264
Magellan Health, Inc.* (Health Care Providers & Services)	124	11,562
Magenta Therapeutics, Inc.* (Biotechnology)	106	1,255
Magnite, Inc.* (Internet & Direct Marketing Retail)	567	23,592
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	636	7,301
MainStreet Bancshares, Inc.* (Banks)	32	664
Malibu Boats, Inc.* (Leisure Products)	107	8,526
MannKind Corp.* (Biotechnology)	1,162	4,555
ManTech International Corp. - Class A (IT Services)	139	12,086
Marcus & Millichap, Inc.* (Real Estate Management & Development)	120	4,044
Marine Products Corp. (Leisure Products)	37	602
MarineMax, Inc.* (Specialty Retail)	109	5,380
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	149	2,307
Marker Therapeutics, Inc.* (Biotechnology)	156	349
Marlin Business Services Corp. (Diversified Financial Services)	43	587
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)	208	36,229
Marrone Bio Innovations, Inc.* (Chemicals)	356	744
Marten Transport, Ltd. (Road & Rail)	304	5,159
Masonite International Corp.* (Building Products)	125	14,405
MasTec, Inc.* (Construction & Engineering)	291	27,266
Mastech Digital, Inc.* (Professional Services)	20	352
MasterCraft Boat Holdings, Inc.* (Leisure Products)	95	2,526
Matador Resources Co. (Oil, Gas & Consumable Fuels)	566	13,273
Materion Corp. (Metals & Mining)	104	6,889
Matrix Service Co.* (Energy Equipment & Services)	135	1,770
Matson, Inc. (Marine)	220	14,673
Matthews International Corp. - Class A (Commercial Services & Supplies)	159	6,288
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	34	393
MAX Holdings, Inc. (Real Estate Management & Development)	94	3,703
Maxar Technologies, Inc. (Aerospace & Defense)	314	11,875
Maxeon Solar Technologies, Ltd.* (Semiconductors & Semiconductor Equipment)	54	1,704
MAXIMUS, Inc. (IT Services)	314	27,958
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	352	11,996

	Shares	Value
Common Stocks, continued
Mayville Engineering Co., Inc.* (Metals & Mining)	38	$546
MBIA, Inc.* (Insurance)	255	2,453
McGrath RentCorp (Commercial Services & Supplies)	124	10,001
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	55	1,949
MediciNova, Inc.* (Biotechnology)	220	1,111
Medifast, Inc. (Personal Products)	58	12,285
MEDNAX, Inc.* (Health Care Providers & Services)	383	9,755
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	142	23,295
MEI Pharma, Inc.* (Biotechnology)	563	1,931
MeiraGTx Holdings PLC* (Biotechnology)	122	1,760
Mercantile Bank Corp. (Banks)	81	2,630
Merchants Bancorp (Thrifts & Mortgage Finance)	45	1,887
Meredith Corp.* (Media)	204	6,075
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	240	4,421
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	217	5,696
Meridian Corp. (Banks)	28	728
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	278	16,647
Meritage Homes Corp.* (Household Durables)	191	17,557
Meritor, Inc.* (Machinery)	356	10,474
Mersana Therapeutics, Inc.* (Biotechnology)	273	4,417
Mesa Air Group, Inc.* (Airlines)	175	2,354
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	24	5,844
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	159	7,204
Metacrine, Inc.* (Biotechnology)	34	211
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	188	7,892
Metrocity Bankshares, Inc. (Banks)	89	1,369
Metropolitan Bank Holding Corp.* (Banks)	36	1,813
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	2,329	9,479
MGE Energy, Inc. (Electric Utilities)	187	13,350
MGP Ingredients, Inc. (Beverages)	66	3,904
MicroStrategy, Inc.* - Class A (Software)	38	25,794
Mid Penn Bancorp, Inc. (Banks)	36	965
Middlefield Banc Corp. (Banks)	31	650
Middlesex Water Co. (Water Utilities)	88	6,954
Midland States Bancorp, Inc. (Banks)	108	2,996
Midwest Holding, Inc.* (Insurance)	5	250
MidwestOne Financial Group, Inc. (Banks)	75	2,323
Milestone Scientific, Inc.* (Health Care Equipment & Supplies)	236	843
Miller Industries, Inc. (Machinery)	57	2,633
Mimecast, Ltd.* (Software)	298	11,983
Minerals Technologies, Inc. (Chemicals)	175	13,181
Minerva Neurosciences, Inc.* (Biotechnology)	182	531
Mirati Therapeutics, Inc.* (Biotechnology)	220	37,685
Mirum Pharmaceuticals, Inc.* (Biotechnology)	31	614
Misonix, Inc.* (Health Care Equipment & Supplies)	62	1,215
Mission Produce, Inc.* (Food Products)	38	722
Mistras Group, Inc.* (Professional Services)	93	1,061
Mitek System, Inc.* (Software)	213	3,106
MMA Capital Holdings, Inc.* (Thrifts & Mortgage Finance)	25	570
Model N, Inc.* (Software)	179	6,306
Modine Manufacturing Co.* (Auto Components)	257	3,796
ModivCare, Inc.* (Health Care Providers & Services)	62	9,183
Moelis & Co. (Capital Markets)	271	14,872
Molecular Templates, Inc.* (Biotechnology)	136	1,716
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	65	3,940
MoneyGram International, Inc.* (IT Services)	318	2,089
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	487	8,615
Monro, Inc. (Specialty Retail)	169	11,120
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	110	5,521
Moog, Inc. - Class A (Aerospace & Defense)	149	12,389
Morphic Holding, Inc.* (Biotechnology)	71	4,493
Motorcar Parts of America, Inc.* (Auto Components)	96	2,160
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	81	2,304
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	388	13,487
MRC Global, Inc.* (Trading Companies & Distributors)	403	3,639
MSG Networks, Inc.* - Class A (Media)	155	2,331
MTS Systems Corp.* (Electronic Equipment, Instruments & Components)	100	5,820
Mueller Industries, Inc. (Machinery)	287	11,867
Mueller Water Products, Inc. - Class A (Machinery)	804	11,168
Murphy USA, Inc. (Specialty Retail)	132	19,082
Mustang Bio, Inc.* (Biotechnology)	258	857
MVB Financial Corp. (Banks)	48	1,622
Myers Industries, Inc. (Containers & Packaging)	184	3,636
MYR Group, Inc.* (Construction & Engineering)	84	6,020
Myriad Genetics, Inc.* (Biotechnology)	365	11,114
Nabors Industries, Ltd.* (Energy Equipment & Services)	36	3,364
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	19	474
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	227	14,916
Nanthealth, Inc.* (Health Care Technology)	138	443
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	73	2,543
Natera, Inc.* (Biotechnology)	388	39,397
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	15	946
National Bank Holdings Corp. (Banks)	151	5,992
National Bankshares, Inc. (Banks)	33	1,172
National Beverage Corp. (Beverages)	121	5,918
National CineMedia, Inc. (Media)	319	1,474
National Energy Services Reunited Corp.* (Energy Equipment & Services)	106	1,311

	Shares	Value
Common Stocks, continued
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	223	$16,118
National Healthcare Corp. (Health Care Providers & Services)	64	4,986
National Presto Industries, Inc. (Aerospace & Defense)	26	2,654
National Research Corp.* (Health Care Providers & Services)	70	3,278
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	321	12,818
National Vision Holdings, Inc.* (Specialty Retail)	413	18,102
National Western Life Group, Inc. - Class A (Insurance)	13	3,237
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	47	825
Nature's Sunshine Products, Inc. (Personal Products)	46	918
Natus Medical, Inc.* (Health Care Equipment & Supplies)	173	4,431
Nautilus, Inc.* (Leisure Products)	154	2,409
Navient Corp. (Consumer Finance)	944	13,509
Navistar International Corp.* (Machinery)	256	11,272
NBT Bancorp, Inc. (Banks)	218	8,698
Neenah, Inc. (Paper & Forest Products)	86	4,419
Nelnet, Inc. - Class A (Consumer Finance)	88	6,401
Nemaura Medical, Inc.* (Health Care Equipment & Supplies)	38	290
NEOGAMES SA* (Hotels, Restaurants & Leisure)	29	1,037
Neogen Corp.* (Health Care Equipment & Supplies)	271	24,089
NeoGenomics, Inc.* (Life Sciences Tools & Services)	558	26,912
Neoleukin Therapeutics, Inc.* (Biotechnology)	165	2,031
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	255	3,047
Nesco Holdings, Inc.* (Trading Companies & Distributors)	68	636
NETGEAR, Inc.* (Communications Equipment)	154	6,329
NetScout Systems, Inc.* (Communications Equipment)	362	10,194
NETSTREIT Corp. (Equity Real Estate Investment Trusts)	114	2,108
Neubase Therapeutics, Inc.* (Biotechnology)	85	628
NeuroBo Pharmaceuticals, Inc.* (Biotechnology)	35	154
Nevro Corp.* (Health Care Equipment & Supplies)	174	24,272
New Jersey Resources Corp. (Gas Utilities)	489	19,496
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	421	2,623
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,944	8,690
NewAge, Inc.* (Beverages)	486	1,390
Newmark Group, Inc. (Real Estate Management & Development)	744	7,444
Newpark Resources, Inc.* (Energy Equipment & Services)	461	1,448
NexImmune, Inc.* (Biotechnology)	33	630
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	113	5,208
NextCure, Inc.* (Biotechnology)	85	851
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	108	288
NextGen Healthcare, Inc.* (Health Care Technology)	286	5,177
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	830	3,088
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	132	3,837
NI Holdings, Inc.* (Insurance)	46	850
NIC, Inc. (IT Services)	338	11,468
Nicolet Bankshares, Inc.* (Banks)	46	3,839
Nkarta, Inc.* (Biotechnology)	104	3,422
NL Industries, Inc. (Commercial Services & Supplies)	43	320
nLight, Inc.* (Electronic Equipment, Instruments & Components)	181	5,864
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	422	9,976
NN, Inc.* (Machinery)	215	1,520
Noodles & Co.* (Hotels, Restaurants & Leisure)	161	1,666
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	756	2,457
Northeast Bank (Banks)	39	1,029
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	241	3,837
Northrim Bancorp, Inc. (Banks)	31	1,318
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	602	8,699
Northwest Natural Holding Co. (Gas Utilities)	156	8,416
Northwest Pipe Co.* (Construction & Engineering)	49	1,638
NorthWestern Corp. (Multi-Utilities)	261	17,017
Norwood Financial Corp. (Banks)	30	798
Novagold Resources, Inc.* (Metals & Mining)	1,220	10,687
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	176	23,212
Novavax, Inc.* (Biotechnology)	316	57,293
NOW, Inc.* (Trading Companies & Distributors)	562	5,671
Nurix Therapeutics, Inc.* (Biotechnology)	123	3,824
NuVasive, Inc.* (Health Care Equipment & Supplies)	264	17,308
NV5 Global, Inc.* (Construction & Engineering)	56	5,408
NVE Corp. (Semiconductors & Semiconductor Equipment)	24	1,682
Nymox Pharmaceutical Corp.* (Biotechnology)	217	482
Oak Valley Bancorp (Banks)	35	600
Oceaneering International, Inc.* (Energy Equipment & Services)	509	5,813
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	304	7,278
Oconee Federal Financial Corp. (Thrifts & Mortgage Finance)	5	130
Ocular Therapeutix, Inc.* (Pharmaceuticals)	374	6,137
Odonate Therapeutics, Inc.* (Pharmaceuticals)	81	277
Office Properties Income Trust (Equity Real Estate Investment Trusts)	245	6,742
OFG Bancorp (Banks)	260	5,881
Ohio Valley Banc Corp. (Banks)	22	534

	Shares	Value
Common Stocks, continued
O-I Glass, Inc.* (Containers & Packaging)	804	$11,851
Oil States International, Inc.* (Energy Equipment & Services)	309	1,863
Oil-Dri Corp. of America (Household Products)	26	895
Old National Bancorp (Banks)	842	16,284
Old Second Bancorp, Inc. (Banks)	146	1,929
Olema Pharmaceuticals, Inc.* (Biotechnology)	62	2,057
Olympic Steel, Inc. (Metals & Mining)	47	1,384
Omega Flex, Inc. (Machinery)	15	2,368
Omeros Corp.* (Pharmaceuticals)	303	5,393
Omnicell, Inc.* (Health Care Technology)	218	28,311
ON24, Inc.* (Software)	44	2,134
Oncocyte Corp.* (Biotechnology)	366	1,900
Oncorus, Inc.* (Biotechnology)	39	543
ONE Gas, Inc. (Gas Utilities)	269	20,690
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	82	1,826
OneSpan, Inc.* (Software)	171	4,190
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	232	2,471
Onewater Marine, Inc.* (Specialty Retail)	52	2,078
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	243	15,968
Ontrak, Inc.* (Health Care Providers & Services)	41	1,335
Ooma, Inc.* (Diversified Telecommunication Services)	110	1,744
OP Bancorp (Thrifts & Mortgage Finance)	62	652
OPKO Health, Inc.* (Biotechnology)	2,041	8,756
Oportun Financial Corp.* (Consumer Finance)	101	2,092
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	48	1,922
OptimizeRx Corp.* (Health Care Technology)	84	4,095
Optinose, Inc.* (Pharmaceuticals)	179	661
Option Care Health, Inc.* (Health Care Providers & Services)	439	7,788
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	365	4,260
ORBCOMM, Inc.* (Diversified Telecommunication Services)	380	2,899
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	439	2,638
Organogenesis Holdings, Inc.* (Biotechnology)	126	2,296
Orgenesis, Inc.* (Biotechnology)	97	556
ORIC Pharmaceuticals, Inc.* (Biotechnology)	116	2,842
Origin Bancorp, Inc. (Banks)	113	4,792
Orion Energy Systems, Inc.* (Electrical Equipment)	139	967
Orion Engineered Carbons SA* (Chemicals)	309	6,093
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	225	17,670
Orrstown Financial Services, Inc. (Banks)	56	1,249
Ortho Clinical Diagnostics Holdings PLC* (Health Care Equipment & Supplies)	453	8,741
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	96	4,162
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	67	3,266
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	87	8,361
Osmotica Pharmaceuticals PLC* (Pharmaceuticals)	65	212
Otter Tail Corp. (Electric Utilities)	208	9,603
Outset Medical, Inc.* (Health Care Equipment & Supplies)	51	2,774
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	339	698
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	219	14,511
Ovid Therapeutics, Inc.* (Biotechnology)	244	981
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	1,344	32,013
Owens & Minor, Inc. (Health Care Providers & Services)	373	14,021
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	84	7,343
Oyster Point Pharma, Inc.* (Biotechnology)	31	567
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	936	31,179
Pacific Premier Bancorp, Inc. (Banks)	410	17,810
Pacira BioSciences, Inc.* (Pharmaceuticals)	219	15,349
Pactiv Evergreen, Inc. (Containers & Packaging)	203	2,789
PAE, Inc.* (Aerospace & Defense)	303	2,733
Palomar Holdings, Inc.* (Insurance)	104	6,972
PAM Transportation Services, Inc.* (Road & Rail)	9	555
Pandion Therapeutics, Inc.* (Biotechnology)	64	3,843
Pangaea Logistics Solutions, Ltd. (Marine)	54	171
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	168	14,892
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	205	2,895
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	98	6,410
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	224	1,581
Park Aerospace Corp. (Aerospace & Defense)	101	1,335
Park City Group, Inc.* (Software)	63	385
Park National Corp. (Banks)	74	9,568
Parke BanCorp, Inc. (Banks)	54	1,079
Park-Ohio Holdings Corp. (Machinery)	45	1,417
Parsons Corp.* (Aerospace & Defense)	116	4,691
Partners Bancorp (Banks)	50	366
Passage Bio, Inc.* (Biotechnology)	148	2,587
Patrick Industries, Inc. (Building Products)	115	9,775
Patterson Cos., Inc. (Health Care Providers & Services)	435	13,898
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	940	6,702
PAVmed, Inc.* (Health Care Equipment & Supplies)	320	1,421
Paysign, Inc.* (IT Services)	161	704
PBF Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	496	7,018
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	57	2,644
PCB BanCorp (Banks)	64	960
PCSB Financial Corp. (Thrifts & Mortgage Finance)	72	1,196
PCTEL, Inc. (Communications Equipment)	92	639

	Shares	Value
Common Stocks, continued
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	512	$17,613
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	149	2,649
PDL Community Bancorp* (Thrifts & Mortgage Finance)	38	422
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	322	985
Peapack Gladstone Financial Corp. (Banks)	94	2,903
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	668	16,226
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	800	83,872
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	78	1,045
Penns Woods Bancorp, Inc. (Banks)	35	843
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	213	14,243
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	503	9,859
Peoples Bancorp of North Carolina, Inc. (Banks)	23	544
Peoples Bancorp, Inc. (Banks)	93	3,085
Peoples Financial Services Corp. (Banks)	35	1,478
Perdoceo Education Corp.* (Diversified Consumer Services)	355	4,246
Perficient, Inc.* (IT Services)	167	9,806
Performance Food Group Co.* (Food & Staples Retailing)	672	38,714
Personalis, Inc.* (Life Sciences Tools & Services)	135	3,322
Perspecta, Inc. (IT Services)	715	20,771
Petiq, Inc.* (Health Care Providers & Services)	110	3,879
PetMed Express, Inc. (Internet & Direct Marketing Retail)	100	3,518
PFSweb, Inc.* (IT Services)	82	554
PGT Innovations, Inc.* (Building Products)	293	7,398
PhaseBio Pharmaceuticals, Inc.* (Biotechnology)	78	270
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	59	2,216
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	105	2,562
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	318	4,089
Phreesia, Inc.* (Health Care Technology)	173	9,013
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,071	18,925
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	637	11,065
Pieris Pharmaceuticals, Inc.* (Biotechnology)	272	699
Ping Identity Holding Corp.* (Software)	190	4,167
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	60	699
Piper Sandler Cos. (Capital Markets)	89	9,759
Pitney Bowes, Inc. (Commercial Services & Supplies)	889	7,325
Pixelworks, Inc.* (Semiconductors & Semiconductor Equipment)	234	775
PJT Partners, Inc. - Class A (Capital Markets)	119	8,050
Plantronics, Inc.* (Communications Equipment)	178	6,926
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	137	1,107
Plexus Corp.* (Electronic Equipment, Instruments & Components)	145	13,317
Pliant Therapeutics, Inc.* (Pharmaceuticals)	123	4,838
Plug Power, Inc.* (Electrical Equipment)	2,115	75,802
Plumas BanCorp (Banks)	24	702
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts)	126	2,123
PMV Pharmaceuticals, Inc.* (Pharmaceuticals)	70	2,302
PNM Resources, Inc. (Electric Utilities)	439	21,533
Portland General Electric Co. (Electric Utilities)	462	21,932
Poseida Therapeutics, Inc.* (Biotechnology)	170	1,624
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	336	17,781
Powell Industries, Inc. (Electrical Equipment)	46	1,558
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	303	24,688
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	167	1,373
PQ Group Holdings, Inc. (Chemicals)	197	3,290
PRA Group, Inc.* (Consumer Finance)	232	8,600
Praxis Precision Medicines, Inc.* (Biotechnology)	57	1,867
Precigen, Inc.* (Biotechnology)	359	2,474
Precision BioSciences, Inc.* (Biotechnology)	239	2,474
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	244	2,403
Preferred Bank (Banks)	71	4,521
Preformed Line Products Co. (Electrical Equipment)	15	1,031
Prelude Therapeutics, Inc.* (Biotechnology)	51	2,210
Premier Financial Bancorp, Inc. (Banks)	67	1,246
Premier Financial Corp. (Thrifts & Mortgage Finance)	190	6,319
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	258	11,373
PriceSmart, Inc. (Food & Staples Retailing)	117	11,320
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	3	157
Primis Financial Corp. (Banks)	102	1,483
Primo Water Corp. (Beverages)	802	13,040
Primoris Services Corp. (Construction & Engineering)	246	8,150
Priority Technology Holdings, Inc.* (IT Services)	39	271
ProAssurance Corp. (Insurance)	275	7,359
Professional Holding Corp.* - Class A (Banks)	58	1,065
PROG Holdings, Inc. (Consumer Finance)	346	14,977
Progenity, Inc.* (Health Care Providers & Services)	92	438
Progress Software Corp. (Software)	227	10,002
Progyny, Inc.* (Health Care Providers & Services)	137	6,098
ProPetro Holding Corp.* (Energy Equipment & Services)	411	4,381
PROS Holdings, Inc.* (Software)	206	8,755

	Shares	Value
Common Stocks, continued
ProSight Global, Inc.* (Insurance)	48	$605
Protagonist Therapeutics, Inc.* (Biotechnology)	181	4,688
Protara Therapeutics, Inc.* (Biotechnology)	20	315
Protective Insurance Corp. - Class B (Insurance)	46	1,052
Prothena Corp. PLC* (Biotechnology)	158	3,969
Proto Labs, Inc.* (Machinery)	137	16,680
Provention Bio, Inc.* (Pharmaceuticals)	273	2,865
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	85	1,224
Provident Financial Holdings, Inc. (Thrifts & Mortgage Finance)	31	524
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	364	8,110
Prudential Bancorp, Inc. (Thrifts & Mortgage Finance)	35	517
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	103	15,922
PTC Therapeutics, Inc.* (Biotechnology)	317	15,010
Pulmonx Corp.* (Health Care Equipment & Supplies)	60	2,744
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	73	1,729
Puma Biotechnology, Inc.* (Biotechnology)	158	1,536
Pure Cycle Corp.* (Water Utilities)	99	1,329
Purple Innovation, Inc.* (Household Durables)	167	5,286
Pzena Investment Management, Inc. - Class A (Capital Markets)	87	916
Q2 Holdings, Inc.* (Software)	258	25,851
QAD, Inc. (Software)	60	3,995
QCR Holdings, Inc. (Banks)	75	3,542
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	329	20,411
Quad/Graphics, Inc.* (Commercial Services & Supplies)	171	604
Quaker Chemical Corp. (Chemicals)	68	16,576
Qualys, Inc.* (Software)	175	18,337
Quanex Building Products Corp. (Building Products)	170	4,459
Quanterix Corp.* (Life Sciences Tools & Services)	123	7,192
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	213	1,774
QuinStreet, Inc.* (Interactive Media & Services)	247	5,014
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	446	7,288
Quotient, Ltd.* (Health Care Equipment & Supplies)	372	1,369
R1 RCM, Inc.* (Health Care Providers & Services)	557	13,747
Rackspace Technology, Inc.* (IT Services)	177	4,209
Radian Group, Inc. (Thrifts & Mortgage Finance)	982	22,832
Radiant Logistics, Inc.* (Air Freight & Logistics)	201	1,397
Radius Health, Inc.* (Biotechnology)	233	4,860
RadNet, Inc.* (Health Care Providers & Services)	223	4,850
Rafael Holdings, Inc.* - Class B (Real Estate Management & Development)	49	1,956
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	582	11,314
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	1,100	11,363
Ranpak Holdings Corp.* (Containers & Packaging)	149	2,989
Rapid7, Inc.* (Software)	265	19,772
RAPT Therapeutics, Inc.* (Biotechnology)	56	1,243
Raven Industries, Inc. (Industrial Conglomerates)	183	7,014
Rayonier Advanced Materials, Inc.* (Chemicals)	318	2,884
RBB Bancorp (Banks)	85	1,723
RBC Bearings, Inc.* (Machinery)	126	24,792
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	43	2,734
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	300	4,026
Realogy Holdings Corp.* (Real Estate Management & Development)	588	8,896
Recro Pharma, Inc.* (Biotechnology)	99	276
Red River Bancshares, Inc. (Banks)	25	1,400
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	80	3,191
Red Rock Resorts, Inc.* - Class A (Hotels, Restaurants & Leisure)	339	11,048
Red Violet, Inc.* (Professional Services)	35	645
Redfin Corp.* (Real Estate Management & Development)	512	34,094
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	575	5,986
REGENXBIO, Inc.* (Biotechnology)	198	6,754
Regional Management Corp. (Consumer Finance)	42	1,456
Regis Corp.* (Diversified Consumer Services)	121	1,520
Relay Therapeutics, Inc.* (Biotechnology)	235	8,124
Reliant Bancorp, Inc. (Banks)	79	2,269
Relmada Therapeutics, Inc.* (Pharmaceuticals)	75	2,641
Renasant Corp. (Banks)	279	11,545
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	221	14,595
Rent-A-Center, Inc. (Specialty Retail)	249	14,357
Repay Holdings Corp.* (IT Services)	342	8,030
Replimune Group, Inc.* (Biotechnology)	123	3,753
Repro-Med Systems, Inc.* (Health Care Equipment & Supplies)	138	486
Republic Bancorp, Inc. - Class A (Banks)	50	2,215
Republic First Bancorp, Inc.* (Banks)	231	871
Research Frontiers, Inc.* (Electronic Equipment, Instruments & Components)	136	386
Resideo Technologies, Inc.* (Building Products)	738	20,849
Resonant, Inc.* (Communications Equipment)	261	1,107
Resources Connection, Inc. (Professional Services)	158	2,139
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	594	9,427
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	1,101	11,538
Retail Value, Inc. (Equity Real Estate Investment Trusts)	84	1,572
Retractable Technologies, Inc.* (Health Care Equipment & Supplies)	70	897
REV Group, Inc. (Machinery)	141	2,702

	Shares	Value
Common Stocks, continued
Revance Therapeutics, Inc.* (Pharmaceuticals)	323	$9,028
Revlon, Inc.* - Class A (Personal Products)	35	432
REVOLUTION Medicines, Inc.* (Biotechnology)	219	10,048
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	27	2,273
Rexnord Corp. (Machinery)	618	29,101
RGC Resources, Inc. (Gas Utilities)	39	865
RH* (Specialty Retail)	81	48,325
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	196	4,169
Ribbon Communications, Inc.* (Communications Equipment)	350	2,874
Richmond Mutual Bancorp, Inc. (Banks)	62	841
Rigel Pharmaceuticals, Inc.* (Biotechnology)	872	2,982
Rimini Street, Inc.* (Software)	118	1,058
Rite Aid Corp.* (Food & Staples Retailing)	281	5,749
Riverview Bancorp, Inc. (Thrifts & Mortgage Finance)	108	748
RLI Corp. (Insurance)	203	22,649
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	842	13,034
Rocket Pharmaceuticals, Inc.* (Biotechnology)	192	8,519
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	358	415
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	35	1,892
Rogers Corp.* (Electronic Equipment, Instruments & Components)	96	18,067
RPC, Inc.* (Energy Equipment & Services)	295	1,593
RPT Realty (Equity Real Estate Investment Trusts)	414	4,724
Rubius Therapeutics, Inc.* (Biotechnology)	184	4,876
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	213	10,614
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	34	1,533
Ruth's Hospitality Group, Inc.* (Hotels, Restaurants & Leisure)	166	4,122
Ryerson Holding Corp.* (Metals & Mining)	82	1,397
Ryman Hospitality Properties, Inc.* - Class I (Equity Real Estate Investment Trusts)	259	20,075
S&T Bancorp, Inc. (Banks)	198	6,633
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,055	18,315
Safe Bulkers, Inc.* (Marine)	266	652
Safeguard Scientifics, Inc.* (Capital Markets)	101	689
Safehold, Inc. (Equity Real Estate Investment Trusts)	92	6,449
Safety Insurance Group, Inc. (Insurance)	73	6,150
Saga Communications, Inc.* - Class A (Media)	19	415
Saia, Inc.* (Road & Rail)	135	31,128
Sailpoint Technologies Holding, Inc.* (Software)	452	22,889
Salisbury Bancorp, Inc. (Banks)	13	577
Sally Beauty Holdings, Inc.* (Specialty Retail)	579	11,655
Sanderson Farms, Inc. (Food Products)	103	16,045
Sandy Spring Bancorp, Inc. (Banks)	237	10,293
Sangamo Therapeutics, Inc.* (Biotechnology)	591	7,405
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	329	13,614
Sapiens International Corp. N.V. (Software)	141	4,482
Satsuma Pharmaceuticals, Inc.* (Pharmaceuticals)	47	278
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	61	2,447
Savara, Inc.* (Biotechnology)	247	514
SB Financial Group, Inc. (Banks)	35	639
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	130	3,894
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	134	5,600
Scholar Rock Holding Corp.* (Biotechnology)	131	6,636
Scholastic Corp. (Media)	149	4,486
Schrodinger, Inc.* (Health Care Technology)	154	11,749
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	159	7,786
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	293	11,286
Scopus Biopharma, Inc.* (Biotechnology)	28	237
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	260	4,800
scPharmaceuticals, Inc.* (Pharmaceuticals)	36	239
Sculptor Capital Management, Inc. (Capital Markets)	95	2,079
SeaChange International, Inc.* (Software)	156	242
Seacoast Banking Corp.* (Banks)	265	9,604
SEACOR Holdings, Inc.* (Energy Equipment & Services)	98	3,994
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	136	2,366
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	261	12,964
SecureWorks Corp.* - Class A (Software)	46	615
Security National Financial Corp.* - Class A (Thrifts & Mortgage Finance)	49	458
Seer, Inc.* (Life Sciences Tools & Services)	74	3,701
Select Bancorp, Inc.* (Banks)	79	875
Select Energy Services, Inc.* (Energy Equipment & Services)	302	1,504
Select Medical Holdings Corp.* (Health Care Providers & Services)	557	18,994
Selecta Biosciences, Inc.* (Biotechnology)	348	1,575
Selective Insurance Group, Inc. (Insurance)	303	21,980
Selectquote, Inc.* (Insurance)	670	19,772
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	331	22,839
Seneca Foods Corp.* - Class A (Food Products)	33	1,554
Sensei Biotherapeutics, Inc.* (Biotechnology)	39	567
Sensient Technologies Corp. (Chemicals)	218	17,004
Seres Therapeutics, Inc.* (Biotechnology)	283	5,827
Seritage Growth Properties* - Class A (Equity Real Estate Investment Trusts)	175	3,211
Service Properties Trust (Equity Real Estate Investment Trusts)	842	9,986
ServiceSource International, Inc.* (IT Services)	453	666
ServisFirst Bancshares, Inc. (Banks)	250	15,333

	Shares	Value
Common Stocks, continued
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	485	$3,890
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	180	20,299
Sharps Compliance Corp.* (Health Care Providers & Services)	73	1,049
Shattuck Labs, Inc.* (Biotechnology)	67	1,959
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	247	12,055
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	146	19,018
Shoe Carnival, Inc. (Specialty Retail)	48	2,970
Shore Bancshares, Inc. (Banks)	60	1,021
ShotSpotter, Inc.* (Software)	41	1,438
Shutterstock, Inc. (Internet & Direct Marketing Retail)	112	9,972
SI-BONE, Inc.* (Health Care Equipment & Supplies)	148	4,708
Siebert Financial Corp.* (Capital Markets)	59	239
Sientra, Inc.* (Health Care Equipment & Supplies)	266	1,939
Sierra Bancorp (Banks)	72	1,930
SIGA Technologies, Inc.* (Pharmaceuticals)	267	1,736
Sigilon Therapeutics, Inc.* (Biotechnology)	40	894
Signet Jewelers, Ltd.* (Specialty Retail)	268	15,539
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	222	31,318
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	140	7,091
Silverback Therapeutics, Inc.* (Biotechnology)	65	2,836
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	49	705
Silvergate Capital Corp.* - Class A (Banks)	100	14,217
Simmons First National Corp. - Class A (Banks)	555	16,467
Simpson Manufacturing Co., Inc. (Building Products)	224	23,236
Simulations Plus, Inc. (Health Care Technology)	78	4,933
Sinclair Broadcast Group, Inc. - Class A (Media)	227	6,642
SiriusPoint, Ltd.* (Insurance)	432	4,393
SITE Centers Corp. (Equity Real Estate Investment Trusts)	786	10,658
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	225	38,416
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	60	5,916
SJW Corp. (Water Utilities)	135	8,504
Skyline Champion Corp.* (Household Durables)	270	12,220
SkyWest, Inc.* (Airlines)	253	13,783
Sleep Number Corp.* (Specialty Retail)	139	19,945
SM Energy Co. (Oil, Gas & Consumable Fuels)	586	9,593
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	75	3,452
SmartFinancial, Inc. (Banks)	72	1,559
Smith & Wesson Brands, Inc. (Leisure Products)	284	4,956
Smith Micro Software, Inc.* (Software)	176	969
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	148	1,816
Soleno Therapeutics, Inc.* (Biotechnology)	306	386
Solid Biosciences, Inc.* (Biotechnology)	144	796
Soliton, Inc.* (Health Care Equipment & Supplies)	36	633
Sonic Automotive, Inc. - Class A (Specialty Retail)	120	5,948
Sonos, Inc.* (Household Durables)	617	23,119
Sorrento Therapeutics, Inc.*(a) (Biotechnology)	1,284	10,619
South Jersey Industries, Inc. (Gas Utilities)	518	11,696
South Plains Financial, Inc. (Banks)	54	1,227
South State Corp. (Banks)	359	28,186
Southern First Bancshares, Inc.* (Banks)	37	1,735
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	39	1,537
Southside Bancshares, Inc. (Banks)	162	6,239
Southwest Gas Holdings, Inc. (Gas Utilities)	292	20,063
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	3,322	15,447
SP Plus Corp.* (Commercial Services & Supplies)	118	3,869
Spark Energy, Inc. - Class A (Electric Utilities)	61	651
SpartanNash Co. (Food & Staples Retailing)	182	3,573
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	740	2,412
Spero Therapeutics, Inc.* (Biotechnology)	105	1,546
Spire, Inc. (Gas Utilities)	258	19,064
Spirit Airlines, Inc.* (Airlines)	504	18,598
Spirit of Texas Bancshares, Inc. (Banks)	66	1,472
Spok Holdings, Inc. (Wireless Telecommunication Services)	91	955
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	220	3,793
SpringWorks Therapeutics, Inc.* (Biotechnology)	123	9,049
Sprout Social, Inc.* - Class A (Software)	143	8,260
Spruce Biosciences, Inc.* (Biotechnology)	36	598
SPS Commerce, Inc.* (Software)	182	18,074
SPX Corp.* (Machinery)	221	12,878
SPX FLOW, Inc. (Machinery)	218	13,806
SQZ Biotechnologies Co.* (Biotechnology)	27	369
STAAR Surgical Co.* (Health Care Equipment & Supplies)	235	24,770
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	819	27,527
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	87	17,357
Standard AVB Financial Corp. (Thrifts & Mortgage Finance)	20	653
Standard Motor Products, Inc. (Auto Components)	108	4,491
Standex International Corp. (Machinery)	63	6,021
Startek, Inc.* (IT Services)	90	716
State Auto Financial Corp. (Insurance)	90	1,774
Steelcase, Inc. - Class A (Commercial Services & Supplies)	443	6,375
Stepan Co. (Chemicals)	111	14,109
StepStone Group, Inc. - Class A (Capital Markets)	100	3,527
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	227	1,525
Sterling Bancorp, Inc.* (Thrifts & Mortgage Finance)	84	475

	Shares	Value
Common Stocks, continued
Sterling Construction Co., Inc.* (Construction & Engineering)	142	$3,294
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	423	15,761
Stewart Information Services Corp. (Insurance)	135	7,024
Stifel Financial Corp. (Capital Markets)	513	32,862
Stitch Fix, Inc.* (Internet & Direct Marketing Retail)	303	15,011
Stock Yards Bancorp, Inc. (Banks)	105	5,361
Stoke Therapeutics, Inc.* (Biotechnology)	70	2,719
Stoneridge, Inc.* (Auto Components)	133	4,231
StoneX Group, Inc.* (Capital Markets)	86	5,623
Strategic Education, Inc. (Diversified Consumer Services)	124	11,396
Stratus Properties, Inc.* (Real Estate Management & Development)	30	915
Stride, Inc.* (Diversified Consumer Services)	208	6,263
Strongbridge BioPharma PLC* (Pharmaceuticals)	226	624
Sturm Ruger & Co., Inc. (Leisure Products)	87	5,748
Summit Financial Group, Inc. (Banks)	58	1,540
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts)	531	5,395
Summit Materials, Inc.* - Class A (Construction Materials)	588	16,476
Sumo Logic, Inc.* (Software)	74	1,396
SunCoke Energy, Inc. (Metals & Mining)	426	2,986
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	287	11,715
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	393	13,146
Sunrun, Inc.* (Electrical Equipment)	815	49,291
Sunstone Hotel Investors, Inc.* (Equity Real Estate Investment Trusts)	1,103	13,743
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	222	8,671
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	55	1,398
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	250	6,545
Surgalign Holdings, Inc.* (Health Care Equipment & Supplies)	509	1,110
Surgery Partners, Inc.* (Health Care Providers & Services)	133	5,887
Surmodics, Inc.* (Health Care Equipment & Supplies)	69	3,869
Sutro BioPharma, Inc.* (Biotechnology)	167	3,801
SVMK, Inc.* (Software)	630	11,542
SWK Holdings Corp.* (Diversified Financial Services)	18	262
Sykes Enterprises, Inc.* (IT Services)	196	8,640
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	179	24,240
Synchronoss Technologies, Inc.* (Software)	203	725
Syndax Pharmaceuticals, Inc.* (Biotechnology)	160	3,578
Syros Pharmaceuticals, Inc.* (Biotechnology)	242	1,810
Systemax, Inc. (Trading Companies & Distributors)	64	2,632
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	109	5,019
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	94	5,122
Talis Biomedical Corp.* (Health Care Equipment & Supplies)	68	874
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	70	843
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	465	7,035
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	150	377
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	32	1,031
Taylor Morrison Home Corp.* (Household Durables)	648	19,965
Taysha Gene Therapies, Inc.* (Biotechnology)	45	914
TCR2 Therapeutics, Inc.* (Biotechnology)	149	3,290
Team, Inc.* (Commercial Services & Supplies)	154	1,776
TechTarget, Inc.* (Media)	122	8,473
TEGNA, Inc. (Media)	1,126	21,202
Tejon Ranch Co.* (Real Estate Management & Development)	108	1,808
Tela Bio, Inc.* (Health Care Equipment & Supplies)	35	522
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	863	2,019
Telos Corp.* (Software)	85	3,223
Tenable Holdings, Inc.* (Software)	365	13,208
Tenet Healthcare Corp.* (Health Care Providers & Services)	536	27,872
Tennant Co. (Machinery)	94	7,510
Tenneco, Inc.* (Auto Components)	262	2,809
Terex Corp. (Machinery)	346	15,940
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	45	990
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	347	20,046
Territorial Bancorp, Inc. (Thrifts & Mortgage Finance)	40	1,058
Tetra Tech, Inc. (Commercial Services & Supplies)	277	37,593
Texas Capital Bancshares, Inc.* (Banks)	260	18,439
Texas Roadhouse, Inc.* - Class A (Hotels, Restaurants & Leisure)	337	32,332
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	253	7,248
TG Therapeutics, Inc.* (Biotechnology)	624	30,076
The Andersons, Inc. (Food & Staples Retailing)	160	4,381
The Bancorp, Inc.* (Banks)	265	5,491
The Bank of Nt Butterfield & Son, Ltd. (Banks)	257	9,823
The Bank of Princeton (Banks)	29	830
The Brink's Co. (Commercial Services & Supplies)	253	20,045
The Buckle, Inc. (Specialty Retail)	149	5,853
The Cato Corp.* - Class A (Specialty Retail)	104	1,248
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	218	12,755
The Children's Place, Inc.* (Specialty Retail)	73	5,088
The Community Financial Corp. (Banks)	27	925

	Shares	Value
Common Stocks, continued
The Container Store Group, Inc.* (Specialty Retail)	163	$2,712
The E.W. Scripps Co. - Class A (Media)	288	5,550
The Eastern Co. (Machinery)	28	750
The Ensign Group, Inc. (Health Care Providers & Services)	265	24,868
The ExOne Co.* (Machinery)	74	2,321
The First Bancorp, Inc. (Banks)	52	1,518
The GEO Group, Inc.(a) (Equity Real Estate Investment Trusts)	605	4,695
The Goodyear Tire & Rubber Co.* (Auto Components)	1,186	20,838
The Greenbrier Cos., Inc. (Machinery)	165	7,791
The Hackett Group, Inc. (IT Services)	129	2,114
The Joint Corp.* (Health Care Providers & Services)	68	3,289
The Lovesac Co.* (Household Durables)	51	2,887
The Macerich Co. (Equity Real Estate Investment Trusts)	769	8,997
The Manitowoc Co., Inc.* (Machinery)	174	3,588
The Marcus Corp.* (Entertainment)	115	2,299
The Michaels Cos., Inc.* (Specialty Retail)	382	8,381
The ODP Corp.* (Specialty Retail)	272	11,775
The Pennant Group, Inc.* (Health Care Providers & Services)	131	6,000
The RealReal, Inc.* (Internet & Direct Marketing Retail)	326	7,377
The RMR Group, Inc. - Class A (Real Estate Management & Development)	78	3,183
The Shyft Group, Inc. (Machinery)	177	6,584
The Simply Good Foods Co.* (Food Products)	437	13,294
The St Joe Co. (Real Estate Management & Development)	169	7,250
TherapeuticsMD, Inc.*(a) (Pharmaceuticals)	1,731	2,320
Theravance Biopharma, Inc.* (Pharmaceuticals)	239	4,878
Thermon Group Holdings, Inc.* (Electrical Equipment)	168	3,274
Tidewater, Inc.* (Energy Equipment & Services)	207	2,594
Tilly's, Inc.* - Class A (Specialty Retail)	114	1,290
Timberland Bancorp, Inc. (Thrifts & Mortgage Finance)	38	1,057
TimkenSteel Corp.* (Metals & Mining)	231	2,714
Tiptree, Inc. (Insurance)	126	1,128
Titan Machinery, Inc.* (Trading Companies & Distributors)	99	2,525
Tivity Health, Inc.* (Health Care Providers & Services)	222	4,955
Tompkins Financial Corp. (Banks)	74	6,120
Tootsie Roll Industries, Inc. (Food Products)	85	2,800
TopBuild Corp.* (Household Durables)	170	35,602
TowneBank (Banks)	344	10,458
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	308	3,450
TPI Composites, Inc.* (Electrical Equipment)	158	8,916
Transcat, Inc.* (Trading Companies & Distributors)	36	1,767
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	7	151
Translate Bio, Inc.* (Biotechnology)	350	5,772
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	129	5,352
Transocean, Ltd.* (Energy Equipment & Services)	3,001	10,654
Travere Therapeutics, Inc.* (Biotechnology)	284	7,091
Trean Insurance Group, Inc.* (Insurance)	60	969
Trecora Resources* (Chemicals)	124	963
Tredegar Corp. (Chemicals)	134	2,011
Tri Pointe Homes, Inc.* (Household Durables)	648	13,193
Tribune Publishing Co.* (Media)	80	1,439
Tricida, Inc.* (Pharmaceuticals)	145	767
TriCo Bancshares (Banks)	136	6,442
TriMas Corp.* (Machinery)	211	6,398
TriNet Group, Inc.* (Professional Services)	211	16,450
Trinseo SA (Chemicals)	196	12,479
Triple-S Management Corp.* (Health Care Providers & Services)	116	3,019
TriState Capital Holdings, Inc.* (Banks)	142	3,275
Triton International, Ltd. (Trading Companies & Distributors)	310	17,047
Triumph Bancorp, Inc.* (Banks)	116	8,977
Triumph Group, Inc.* (Aerospace & Defense)	264	4,852
Tronox Holdings PLC - Class A (Chemicals)	559	10,230
TrueBlue, Inc.* (Professional Services)	180	3,964
TrueCar, Inc.* (Interactive Media & Services)	528	2,526
Trupanion, Inc.* (Insurance)	155	11,813
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	487	3,589
Trustmark Corp. (Banks)	323	10,872
TTEC Holdings, Inc. (IT Services)	93	9,342
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	513	7,439
Tucows, Inc.* (IT Services)	48	3,720
Tupperware Brands Corp.* (Household Durables)	252	6,655
Turning Point Brands, Inc. (Tobacco)	61	3,182
Turning Point Therapeutics, Inc.* (Biotechnology)	191	18,067
Turtle Beach Corp.* (Household Durables)	72	1,920
Tutor Perini Corp.* (Construction & Engineering)	209	3,961
Twist Bioscience Corp.* (Biotechnology)	241	29,849
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,406	10,306
Tyme Technologies, Inc.* (Biotechnology)	356	634
U.S. Concrete, Inc.* (Construction Materials)	82	6,012
U.S. Ecology, Inc.* (Commercial Services & Supplies)	162	6,746
U.S. Lime & Minerals, Inc. (Construction Materials)	10	1,337
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	65	6,767
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	378	4,646
UFP Industries, Inc. (Building Products)	307	23,283
UFP Technologies, Inc.* (Containers & Packaging)	35	1,744
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	206	11,956

	Shares	Value
Common Stocks, continued
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	326	$37,117
Ultralife Corp.* (Electrical Equipment)	47	389
UMB Financial Corp. (Banks)	224	20,682
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	191	3,661
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	71	1,957
UniFirst Corp. (Commercial Services & Supplies)	77	17,226
Unisys Corp.* (IT Services)	318	8,084
United Bankshares, Inc. (Banks)	636	24,537
United Community Banks, Inc. (Banks)	401	13,682
United Fire Group, Inc. (Insurance)	108	3,758
United Insurance Holdings Corp. (Insurance)	104	750
United Natural Foods, Inc.* (Food & Staples Retailing)	287	9,454
United Security Bancshares/Fresno CA (Banks)	69	565
United States Steel Corp. (Metals & Mining)	1,339	35,043
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	992	10,942
Unitil Corp. (Multi-Utilities)	76	3,472
Unity BanCorp, Inc. (Banks)	39	858
UNITY Biotechnology, Inc.* (Biotechnology)	182	1,092
Universal Corp. (Tobacco)	125	7,374
Universal Electronics, Inc.* (Household Durables)	68	3,738
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	66	4,473
Universal Insurance Holdings, Inc. (Insurance)	140	2,008
Universal Logistics Holdings, Inc. (Road & Rail)	39	1,026
Universal Technical Institute, Inc.* (Diversified Consumer Services)	165	964
Univest Financial Corp. (Banks)	148	4,231
Upland Software, Inc.* (Software)	136	6,418
Upwork, Inc.* (Professional Services)	476	21,310
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,001	2,863
Urban Edge Properties (Equity Real Estate Investment Trusts)	596	9,846
Urban Outfitters, Inc.* (Specialty Retail)	354	13,165
UroGen Pharma, Ltd.* (Biotechnology)	99	1,929
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	153	2,547
US Xpress Enterprises, Inc.* - Class A (Road & Rail)	114	1,340
USANA Health Sciences, Inc.* (Personal Products)	59	5,758
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	18	1,559
Valley National Bancorp (Banks)	2,045	28,098
Value Line, Inc. (Capital Markets)	5	141
Vanda Pharmaceuticals, Inc.* (Biotechnology)	276	4,146
Vapotherm, Inc.* (Health Care Equipment & Supplies)	101	2,426
Varex Imaging Corp.* (Health Care Equipment & Supplies)	196	4,016
Varonis Systems, Inc.* (Software)	521	26,747
Vaxart, Inc.* (Biotechnology)	269	1,627
Vaxcyte, Inc.* (Pharmaceuticals)	149	2,943
VBI Vaccines, Inc.* (Biotechnology)	925	2,877
Vector Group, Ltd. (Tobacco)	717	10,002
Vectrus, Inc.* (Aerospace & Defense)	59	3,153
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	250	5,185
Venus Concept, Inc.* (Health Care Equipment & Supplies)	130	306
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	105	1,061
Veracyte, Inc.* (Biotechnology)	340	18,275
Verastem, Inc.* (Biotechnology)	875	2,161
Vericel Corp.* (Biotechnology)	233	12,943
Vericity, Inc.* (Insurance)	10	99
Verint Systems, Inc.* (Software)	333	15,148
Veritex Holdings, Inc. (Banks)	243	7,951
Veritiv Corp.* (Trading Companies & Distributors)	73	3,105
Veritone, Inc.* (Software)	136	3,261
Verra Mobility Corp.* - Class C (IT Services)	686	9,285
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	64	970
Verso Corp. - Class A (Paper & Forest Products)	161	2,349
Veru, Inc.* (Personal Products)	281	3,028
Viad Corp.* (Commercial Services & Supplies)	104	4,342
Viant Technology, Inc.* - Class A (Software)	55	2,909
Viavi Solutions, Inc.* (Communications Equipment)	1,173	18,417
Vicor Corp.* (Electrical Equipment)	99	8,418
Vidler Water Resources, Inc.* (Commercial Services & Supplies)	85	757
Viemed Healthcare, Inc.* (Health Care Providers & Services)	179	1,811
ViewRay, Inc.* (Health Care Equipment & Supplies)	620	2,697
Viking Therapeutics, Inc.* (Biotechnology)	336	2,125
Village Super Market, Inc. - Class A (Food & Staples Retailing)	44	1,037
Vir Biotechnology, Inc.* (Biotechnology)	275	14,099
VirnetX Holding Corp. (Software)	325	1,810
Virtus Investment Partners, Inc. (Capital Markets)	37	8,714
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	682	16,423
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	64	1,972
Vista Outdoor, Inc.* (Leisure Products)	299	9,589
Visteon Corp.* (Auto Components)	142	17,317
Vital Farms, Inc.* (Food Products)	123	2,686
Vivint Smart Home, Inc.* (Diversified Consumer Services)	410	5,871
Vocera Communications, Inc.* (Health Care Technology)	165	6,346
VolitionRX, Ltd.* (Health Care Equipment & Supplies)	152	575
Vonage Holdings Corp.* (Diversified Telecommunication Services)	1,204	14,231
Vor BioPharma, Inc.* (Biotechnology)	59	2,543
VOXX International Corp.* (Auto Components)	102	1,944
Voyager Therapeutics, Inc.* (Biotechnology)	133	626

	Shares	Value
Common Stocks, continued
VSE Corp. (Commercial Services & Supplies)	52	$2,054
vTv Therapeutics, Inc.* - Class A (Biotechnology)	61	172
VYNE Therapeutics, Inc.* (Pharmaceuticals)	186	1,273
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	484	1,738
Wabash National Corp. (Machinery)	271	5,095
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	315	7,891
Waitr Holdings, Inc.* (Internet & Direct Marketing Retail)	430	1,260
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	145	14,897
Warrior Met Coal, Inc. (Metals & Mining)	264	4,522
Washington Federal, Inc. (Thrifts & Mortgage Finance)	387	11,920
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	434	9,591
Washington Trust Bancorp, Inc. (Banks)	88	4,543
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	112	2,287
Watford Holdings, Ltd.* (Insurance)	88	3,046
Watts Water Technologies, Inc. - Class A (Machinery)	141	16,752
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	168	942
WD-40 Co. (Household Products)	70	21,433
Weis Markets, Inc. (Food & Staples Retailing)	49	2,769
Welbilt, Inc.* (Machinery)	669	10,871
Werner Enterprises, Inc. (Road & Rail)	307	14,481
WesBanco, Inc. (Banks)	335	12,080
WESCO International, Inc.* (Trading Companies & Distributors)	253	21,892
West Bancorp, Inc. (Banks)	82	1,975
Westamerica Bancorp (Banks)	134	8,413
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	305	973
Western New England Bancorp, Inc. (Thrifts & Mortgage Finance)	115	969
Westwood Holdings Group, Inc. (Capital Markets)	40	578
Weyco Group, Inc. (Distributors)	31	671
Whitestone REIT (Equity Real Estate Investment Trusts)	204	1,979
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	6	213
WideOpenWest, Inc.* (Media)	269	3,656
Willdan Group, Inc.* (Professional Services)	53	2,176
Willis Lease Finance Corp.* (Trading Companies & Distributors)	15	652
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	889	24,670
Wingstop, Inc. (Hotels, Restaurants & Leisure)	152	19,330
Winmark Corp. (Specialty Retail)	15	2,796
Winnebago Industries, Inc. (Automobiles)	160	12,274
WisdomTree Investments, Inc. (Capital Markets)	714	4,463
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	414	15,864
Workhorse Group, Inc.*(a) (Auto Components)	484	6,665
Workiva, Inc.* (Software)	204	18,005
World Acceptance Corp.* (Consumer Finance)	22	2,855
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	321	11,299
Worthington Industries, Inc. (Metals & Mining)	179	12,009
Wrap Technologies, Inc.* (Electronic Equipment, Instruments & Components)	59	328
WSFS Financial Corp. (Thrifts & Mortgage Finance)	243	12,099
WW International, Inc.* (Diversified Consumer Services)	242	7,570
X4 Pharmaceuticals, Inc.* (Biotechnology)	82	706
XBiotech, Inc.* (Biotechnology)	74	1,271
Xencor, Inc.* (Biotechnology)	285	12,272
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	583	11,369
Xeris Pharmaceuticals, Inc.* (Pharmaceuticals)	236	1,064
XOMA Corp.* (Biotechnology)	31	1,265
XPEL, Inc.* (Auto Components)	86	4,466
Xperi Holding Corp. (Software)	536	11,669
Yelp, Inc.* (Interactive Media & Services)	370	14,429
YETI Holdings, Inc.* (Leisure Products)	411	29,679
Yext, Inc.* (Software)	540	7,819
Y-mAbs Therapeutics, Inc.* (Biotechnology)	157	4,748
York Water Co. (Water Utilities)	67	3,281
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	148	6,422
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,094	3,938
Zix Corp.* (Software)	280	2,114
Zogenix, Inc.* (Pharmaceuticals)	285	5,563
Zumiez, Inc.* (Specialty Retail)	107	4,590
Zuora, Inc.* - Class A (Software)	530	7,844
Zynex, Inc.*(a) (Health Care Equipment & Supplies)	96	1,466
TOTAL COMMON STOCKS (Cost $10,153,411)		14,500,577

	Interest Units	Value
Trust (0.0%)
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	510	—
TOTAL TRUST (Cost $–)		—

	Shares	Value
Contingent Escrow Shares (0.0%)
Wright Medical Group Inc.*+(b); expiring 1/1/22 (Health Care Equipment & Supplies)	442	—
TOTAL CONTINGENT ESCROW SHARES (Cost $–)		—

	Principal Amount	Value
Repurchase Agreements(c)(d) (47.6%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $13,842,000	$13,842,000	$13,842,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,842,000)		13,842,000

	Shares	Value
Collateral for Securities Loaned (0.5%)
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.08%(e)	136,179	$136,179
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $136,179)		136,179

TOTAL INVESTMENT SECURITIES
(Cost $24,131,590) - 98.0%		28,478,756
Net other assets (liabilities) - 2.0%		594,168

NET ASSETS - 100.0%		$29,072,924

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of March 31, 2021, these securities represented 0.000% of the net assets of the Fund.
(a)	All or part of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021 was $132,054.
(b)	On November 12, 2020, Stryker Corp. acquired Wright Medical Group. As part of the acquisition, $1.85 per acquired share was allocated 1:1 to Escrow Shares, contingent on whether the $1.85 per share is determined to be payable to the Dutch Government; otherwise, the value of the Escrow Shares will be remitted to pre-acquisition shareholders of Wright Medical Group.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2021, the aggregate amount held in a segregated account was $6,964,000.
(d)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2021.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	4/27/21	0.14%	$10,238,098	$302,974
Russell 2000 Index	Goldman Sachs International	4/27/21	0.34%	10,369,096	292,190
				$20,607,194	$595,164

iShares Russell 2000 ETF	UBS AG	4/27/21	(0.11)%	$6,625,573	$196,159
Russell 2000 Index	UBS AG	4/27/21	0.09%	16,447,392	443,802
				$23,072,965	$639,961
				$43,680,159	$1,235,125

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraSmall-Cap invested in the following industries as of March 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$115,878	0.4%
Air Freight & Logistics	46,157	0.2%
Airlines	57,648	0.2%
Auto Components	201,542	0.7%
Automobiles	12,274	NM
Banks	1,240,868	4.2%
Beverages	40,072	0.1%
Biotechnology	1,445,860	5.1%
Building Products	259,565	0.9%
Capital Markets	222,160	0.8%
Chemicals	246,891	0.8%
Commercial Services & Supplies	270,710	0.9%
Communications Equipment	108,406	0.4%
Construction & Engineering	225,430	0.8%
Construction Materials	27,289	0.1%
Consumer Finance	97,829	0.3%
Containers & Packaging	32,307	0.1%
Distributors	12,272	NM
Diversified Consumer Services	72,529	0.2%
Diversified Financial Services	24,117	0.1%
Diversified Telecommunication Services	86,882	0.3%
Electric Utilities	85,440	0.3%
Electrical Equipment	241,579	0.8%
Electronic Equipment, Instruments & Components	310,347	1.1%
Energy Equipment & Services	111,787	0.4%
Entertainment	57,235	0.2%
Equity Real Estate Investment Trusts	770,620	2.7%
Food & Staples Retailing	119,894	0.4%
Food Products	207,304	0.7%
Gas Utilities	122,953	0.4%
Health Care Equipment & Supplies	477,546	1.6%
Health Care Providers & Services	377,021	1.3%
Health Care Technology	156,466	0.5%
Hotels, Restaurants & Leisure	571,883	2.1%
Household Durables	314,683	1.1%
Household Products	35,866	0.1%
Independent Power and Renewable Electricity Producers	47,266	0.2%
Industrial Conglomerates	7,014	NM
Insurance	280,896	1.0%
Interactive Media & Services	52,256	0.2%
Internet & Direct Marketing Retail	117,717	0.4%
IT Services	265,825	0.9%
Leisure Products	97,143	0.3%
Life Sciences Tools & Services	131,688	0.5%
Machinery	546,665	1.9%
Marine	21,007	0.1%
Media	131,677	0.4%
Metals & Mining	272,705	1.0%
Mortgage Real Estate Investment Trusts	176,094	0.6%
Multiline Retail	42,491	0.1%
Multi-Utilities	58,912	0.2%
Oil, Gas & Consumable Fuels	280,670	0.9%
Paper & Forest Products	75,260	0.3%
Personal Products	51,713	0.2%
Pharmaceuticals	214,748	0.7%
Professional Services	180,504	0.6%
Real Estate Management & Development	125,369	0.4%
Road & Rail	90,470	0.3%
Semiconductors & Semiconductor Equipment	431,031	1.5%
Software	733,519	2.5%
Specialty Retail	510,895	1.8%
Technology Hardware, Storage & Peripherals	42,261	0.1%
Textiles, Apparel & Luxury Goods	146,454	0.5%
Thrifts & Mortgage Finance	256,246	0.9%
Tobacco	20,558	0.1%
Trading Companies & Distributors	211,940	0.7%
Water Utilities	53,363	0.2%
Wireless Telecommunication Services	18,910	0.1%
Other**	14,572,347	50.1%
Total	$29,072,924	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

March 31, 2021 :: ProFund VP U.S. Government Plus ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (43.1%)
U.S. Treasury Bond, 1.88%, 2/15/51	$7,540,000	$6,691,750
TOTAL U.S. TREASURY OBLIGATION (Cost $7,226,353)		6,691,750

Repurchase Agreements(a)(b) (58.1%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $9,030,000	9,030,000	9,030,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,030,000)		9,030,000

TOTAL INVESTMENT SECURITIES (Cost $16,256,353) - 101.2%		15,721,750
Net other assets (liabilities) - (1.2)%		(180,623)

NET ASSETS - 100.0%		$15,541,127

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2021, the aggregate amount held in a segregated account was $665,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 1.875% due on 2/15/51	Citibank North America	4/15/21	0.05%	$6,576,375	$(60,507)
30-Year U.S. Treasury Bond, 1.875% due on 2/15/51	Societe' Generale	4/15/21	0.12%	6,212,500	(60,855)
				$12,788,875	$(121,362)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2021 :: ProFund VP Utilities ::

Schedule of Portfolio Investments (unaudited)

	Shares	Value
Common Stocks (96.9%)
ALLETE, Inc. (Electric Utilities)	1,706	$114,626
Alliant Energy Corp. (Electric Utilities)	8,202	444,220
Ameren Corp. (Multi-Utilities)	8,316	676,590
American Electric Power Co., Inc. (Electric Utilities)	16,301	1,380,695
American Water Works Co., Inc. (Water Utilities)	5,956	892,923
Atmos Energy Corp. (Gas Utilities)	4,207	415,863
Avangrid, Inc. (Electric Utilities)	1,828	91,053
Avista Corp. (Multi-Utilities)	2,274	108,584
Black Hills Corp. (Multi-Utilities)	2,062	137,680
CenterPoint Energy, Inc. (Multi-Utilities)	18,106	410,101
CMS Energy Corp. (Multi-Utilities)	9,484	580,610
Consolidated Edison, Inc. (Multi-Utilities)	11,240	840,752
Dominion Energy, Inc. (Multi-Utilities)	26,445	2,008,761
DTE Energy Co. (Multi-Utilities)	6,360	846,770
Duke Energy Corp. (Electric Utilities)	25,230	2,435,452
Edison International (Electric Utilities)	12,449	729,511
Entergy Corp. (Electric Utilities)	6,580	654,513
Essential Utilities, Inc. (Water Utilities)	7,330	328,018
Evergy, Inc. (Electric Utilities)	7,449	443,439
Eversource Energy (Electric Utilities)	11,259	974,917
Exelon Corp. (Electric Utilities)	32,048	1,401,780
FirstEnergy Corp. (Electric Utilities)	17,831	618,557
Hawaiian Electric Industries, Inc. (Electric Utilities)	3,584	159,237
IDACORP, Inc. (Electric Utilities)	1,656	165,550
MDU Resources Group, Inc. (Multi-Utilities)	6,582	208,057
National Fuel Gas Co. (Gas Utilities)	2,992	149,570
New Jersey Resources Corp. (Gas Utilities)	3,160	125,989
NextEra Energy, Inc. (Electric Utilities)	64,331	4,864,068
NiSource, Inc. (Multi-Utilities)	12,863	310,127
NorthWestern Corp. (Multi-Utilities)	1,661	108,297
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	8,032	303,047
ONE Gas, Inc. (Gas Utilities)	1,748	134,439
PG&E Corp.* (Electric Utilities)	48,860	572,151
Pinnacle West Capital Corp. (Electric Utilities)	3,699	300,914
PNM Resources, Inc. (Electric Utilities)	2,817	138,174
Portland General Electric Co. (Electric Utilities)	2,939	139,514
PPL Corp. (Electric Utilities)	25,242	727,979
Public Service Enterprise Group, Inc. (Multi-Utilities)	16,580	998,282
Sempra Energy (Multi-Utilities)	9,932	1,316,785
Southwest Gas Holdings, Inc. (Gas Utilities)	1,878	129,037
Spire, Inc. (Gas Utilities)	1,696	125,317
The AES Corp. (Independent Power and Renewable Electricity Producers)	21,931	587,970
The Southern Co. (Electric Utilities)	34,683	2,155,895
UGI Corp. (Gas Utilities)	6,846	280,754
Vistra Corp. (Independent Power and Renewable Electricity Producers)	15,879	280,741
WEC Energy Group, Inc. (Multi-Utilities)	10,354	969,031
Xcel Energy, Inc. (Electric Utilities)	17,648	1,173,768
TOTAL COMMON STOCKS (Cost $15,946,623)		$32,960,108

	Principal Amount	Value
Repurchase Agreements(a) (3.7%)
Repurchase Agreements with various counterparties, 0.00%, dated 3/31/21, due 4/1/21, total to be received $1,255,000	$1,255,000	$1,255,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,255,000)		1,255,000

TOTAL INVESTMENT SECURITIES
(Cost $17,201,623) - 100.6%		34,215,108
Net other assets (liabilities) - (0.6)%		(204,195)

NET ASSETS - 100.0%		$34,010,913

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	4/23/21	0.59%	$1,002,109	$15,204

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Utilities invested in the following industries as of March 31, 2021:

	Value	% of Net Assets
Electric Utilities	$19,686,013	57.9%
Gas Utilities	1,360,969	4.0%
Independent Power and Renewable Electricity Producers	1,171,758	3.4%
Multi-Utilities	9,520,427	28.0%
Water Utilities	1,220,941	3.6%
Other**	1,050,805	3.1%
Total	$34,010,913	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2021 (unaudited) : : APPENDIX : :

Repurchase Agreements

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below:

As of March 31, 2021, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

	Canadian Imperial Bank of Canada	Credit Agricole,	HSBC Securities (USA), Inc.,	RBC Capital Markets, LLC,	Societe' Generale,	UMB Bank N.A.,
	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
	dated 3/31/21,	dated 3/31/21,	dated 3/31/21,	dated 3/31/21,	dated 3/31/21,	dated 3/31/21,
Fund Name	due 4/1/21(1)	due 4/1/21(2)	due 4/1/21(3)	due 4/1/21(4)	due 4/1/21(5)	due 4/1/21(6)
ProFund VP Asia 30	$2,000	$6,000	$6,000	$8,000	$14,000	$4,000
ProFund VP Banks	6,000	13,000	13,000	17,000	29,000	6,000
ProFund VP Basic Materials	—	—	—	1,000	1,000	3,000
ProFund VP Bear	135,000	291,000	291,000	389,000	662,000	123,000
ProFund VP Biotechnology	23,000	49,000	49,000	66,000	112,000	21,000
ProFund VP Bull	1,292,000	2,771,000	2,771,000	3,695,000	6,281,000	1,089,000
ProFund VP Consumer Goods	18,000	39,000	39,000	52,000	89,000	19,000
ProFund VP Consumer Services	6,000	13,000	13,000	17,000	29,000	7,000
ProFund VP Dow 30	38,000	83,000	83,000	111,000	190,000	40,000
ProFund VP Emerging Markets	68,000	149,000	149,000	197,000	338,000	65,000
ProFund VP Falling U.S. Dollar	52,000	115,000	115,000	153,000	262,000	52,000
ProFund VP Financials	43,000	92,000	92,000	123,000	209,000	37,000
ProFund VP Health Care	88,000	189,000	189,000	252,000	428,000	76,000
ProFund VP Industrials	19,000	42,000	42,000	56,000	96,000	19,000
ProFund VP International	888,000	1,904,000	1,904,000	2,540,000	4,320,000	758,000
ProFund VP Internet	30,000	64,000	64,000	86,000	146,000	28,000
ProFund VP Japan	593,000	1,272,000	1,272,000	1,696,000	2,883,000	500,000
ProFund VP Large-Cap Growth	3,000	8,000	8,000	11,000	19,000	6,000
ProFund VP Large-Cap Value	4,000	8,000	8,000	11,000	20,000	6,000
ProFund VP Mid-Cap	1,302,000	2,792,000	2,792,000	3,724,000	6,331,000	1,099,000
ProFund VP Mid-Cap Growth	1,000	4,000	4,000	5,000	9,000	3,000
ProFund VP Mid-Cap Value	4,000	9,000	9,000	12,000	21,000	5,000
ProFund VP Nasdaq-100	2,128,000	4,562,000	4,562,000	6,084,000	10,342,000	1,793,000
ProFund VP Oil & Gas	26,000	56,000	56,000	74,000	127,000	23,000
ProFund VP Pharmaceuticals	1,000	3,000	3,000	5,000	8,000	5,000
ProFund VP Precious Metals	2,262,000	4,848,000	4,848,000	6,465,000	10,990,000	1,904,000
ProFund VP Real Estate	19,000	41,000	41,000	55,000	93,000	18,000
ProFund VP Rising Rates Opportunity	498,000	1,069,000	1,069,000	1,427,000	2,427,000	427,000
ProFund VP Semiconductor	8,000	17,000	17,000	23,000	40,000	10,000
ProFund VP Short Dow 30	—	—	—	—	2,000	5,000
ProFund VP Short Emerging Markets	41,000	89,000	89,000	119,000	203,000	41,000
ProFund VP Short International	34,000	74,000	74,000	100,000	170,000	36,000
ProFund VP Short Mid-Cap	6,000	13,000	13,000	17,000	30,000	10,000
ProFund VP Short Nasdaq-100	141,000	302,000	302,000	404,000	689,000	131,000
ProFund VP Short Small-Cap	110,000	239,000	239,000	320,000	544,000	102,000
ProFund VP Small-Cap	817,000	1,752,000	1,752,000	2,337,000	3,974,000	693,000
ProFund VP Small-Cap Growth	2,000	5,000	5,000	7,000	12,000	5,000
ProFund VP Small-Cap Value	7,000	16,000	16,000	22,000	38,000	10,000
ProFund VP Technology	20,000	43,000	43,000	58,000	99,000	21,000
ProFund VP Telecommunications	6,000	13,000	13,000	17,000	30,000	8,000
ProFund VP U.S. Government Plus	651,000	1,397,000	1,397,000	1,863,000	3,168,000	554,000
ProFund VP UltraBull	435,000	933,000	933,000	1,245,000	2,117,000	372,000
ProFund VP UltraMid-Cap	399,000	857,000	857,000	1,142,000	1,943,000	342,000
ProFund VP UltraNasdaq-100	3,135,000	6,718,000	6,718,000	8,959,000	15,231,000	2,638,000
ProFund VP UltraShort Dow 30	—	—	—	—	1,000	3,000
ProFund VP UltraShort Nasdaq-100	12,000	28,000	28,000	38,000	65,000	20,000
ProFund VP UltraSmall-Cap	999,000	2,142,000	2,142,000	2,856,000	4,857,000	846,000
ProFund VP Utilities	90,000	194,000	194,000	259,000	440,000	78,000
	$16,462,000	$35,324,000	$35,324,000	$47,118,000	$80,129,000	$14,061,000

Each repurchase agreement was fully collateralized by U.S. government and/or agency securities as of March 31, 2021 as follows:

(1)	U.S. Treasury Notes, 0.125% to 1.50%, due 8/15/23 to 11/30/24, which had an aggregate value of $16,796,158.
(2)	U.S. Treasury Notes, 2.125%, due 3/31/24, total value $36,071,563.
(3)	U.S. Treasury Notes, 1.125%, due 8/15/40, U.S. Treasury Separate Trading of Registered Interest and Principal of Securities, effective yield or interest rate in effect at March 31, 2021, 2.965%, due 11/15/42, which had an aggregate value of $36,044,377.
(4)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 1/15/22, total value $48,065,894.
(5)	U.S. Treasury Notes, 1.75% to 2.625%, due 7/31/21 to 2/15/29, which had an aggregate value of $81,746,684.
(6)	U.S. Treasury Notes, 1.125%, due 2/15/31, Federal Farm Credit Banks, 2.61% to 2.875%, due 12/21/23 to 2/27/24, Federal Home Loan Bank, 3.375%, due 12/8/23, which had an aggregate value of $14,401,120.